As filed with the Securities and Exchange
                         Commission on February 15, 2008


                                Registration No :
                Investment Company Act Registration No. 811-5398

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                          Post-Effective Amendment No.

                  --------------------------------------------

              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 221-5672

         ---------------------------------------------------------------

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105

                     (Name and address of agent for service)
                          Copies of communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                                1200 G Street, Nw
                                    Suite 350
                              Washington, DC 20005

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on March 17, 2008 pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

                  CONTENTS OF FORM N-14 REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

          o    Cover Sheet
          o    Contents of Registration Statement
          o    Form N-14 Cross Reference Sheet
          o    Letter to Shareholders
          o    Notice of Special Meetings of Shareholders
          o    Part A - Proxy Statement/Prospectus
          o    Part B - Statement of Additional Information
          o    Part C - Other Information
          o    Signatures
          o    Exhibits


                              CROSS REFERENCE SHEET

ITEM NO.                                                     PROXY/PROSPECTUS
Part A


1.    Beginning of Registration Statement and    Cover Page/Questions & Answers
      Outside Front Cover Page of Prospectus

2.    Beginning of Outside Back Cover Page of    Questions & Answers
      Prospectus

3.    Fee Table, Synopsis Information and Risk   Summary, Appendix A
      Factors

4.    Information about the Transaction          Letter to Stockholders,
                                                 Questions and Answers, Summary,
                                                 Information About the Proposed
                                                 Transaction

5.    Information about the Registrant           Letters to Stockholders,
                                                 Questions and Answers,
                                                 Summary, Information About the
                                                 Funds

6.    Information about the Company Being        Letters to Stockholders,
                                                 Questions and Answers, Acquired
                                                 Summary, Information About the
                                                 Funds

7.    Voting Information                         Voting Information

8.    Interest of Certain Persons and Experts    Experts

9.    Additional Information Required for        Not Applicable
      Reoffering by Persons Deemed to be
      Underwriters

Part B

10.   Cover Page                                 Cover Page

11.   Table of Contents                          Table of Contents

12.   Additional Information About the           SAI
      Registrant

13.   Additional Information about the Company   SAI
      being Acquired

14.   Financial Statements                       Incorporated by Reference to
                                                 the SAI

15-17. Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration
                                                 Statement

[LOGO]

            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. --
                     ALLIANCEBERNSTEIN HIGH YIELD PORTFOLIO
                     ALLIANCEBERNSTEIN GLOBAL BOND PORTFOLIO
             ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME PORTFOLIO
              ALLIANCEBERNSTEIN GLOBAL DOLLAR GOVERNMENT PORTFOLIO

                           1345 Avenue of the Americas
                            New York, New York 10105

                                                       [____________], 2008

                         INFORMATION ABOUT ACQUISITIONS

Dear Variable Annuity Contractholder:

     We are sending this information to you because you hold an interest in a separate account offered by an insurance company that funds a variable insurance product. Certain of the purchase payments made under your contract by you as a contractholder have been allocated to portfolios of AllianceBernstein Variable Products Series Fund, Inc. ("AVP") that invest in fixed-income securities, including AllianceBernstein High Yield Portfolio ("High Yield"), AllianceBernstein Global Bond Portfolio ("Global Bond"), AllianceBernstein Americas Government Income Portfolio ("AGI") and AllianceBernstein Global Dollar Government Portfolio ("Global Dollar"). We sometimes refer to each of High Yield, Global Bond, AGI and Global Dollar as an "Acquired Portfolio" and together, the "Acquired Portfolios".

     The Board of Directors (the "Directors") of AVP is pleased to announce the acquisitions of the assets and liabilities of the Acquired Portfolios by AllianceBernstein U.S. Government/High Grade Securities Portfolio ("High Grade"), another AVP portfolio, which also invests in fixed-income securities but, as described below, will have a broader investment mandate. We sometimes refer to each of the Acquired Portfolios and High Grade as a "Portfolio" and together, the "Portfolios". The acquisitions, which are expected to become effective early in the second quarter of 2008, do not require a shareholder vote and are described in more detail in the attached Prospectus. You should review the Prospectus carefully and retain it for future reference.

     The Portfolios currently pursue different investment strategies, exploiting different sectors of the fixed-income market. The Acquired Portfolios are relatively small Portfolios that focus on quality (Global Bond), region (AGI) or sector (High Yield, Global Dollar). After the proposed acquisitions, High Grade will be renamed AllianceBernstein Intermediate Bond Portfolio and will have broadened investment policies as a multi-sector bond fund that invests in a diversified portfolio of fixed-income securities. We anticipate that the acquisitions will result in benefits to the shareholders of the Acquired Portfolios as discussed more fully in the Prospectus. As a general matter, we believe that acquisitions will provide the potential for a more efficient investment opportunities for the Acquired Portfolio shareholders in light of Intermediate Bond's multi-sector investment strategy, which includes investments in corporate debt, foreign currency-denominated debt (including emerging market debt), and below investment grade debt (subject to 25% maximum), as well as U.S. Government debt. The acquisitions should also result in a lower expense ratio for the Acquired Portfolio shareholders.

     In approving the acquisitions, the Directors have considered, among other things, the investment objectives and investment policies of the Portfolios, the changes in the marketplace for variable annuity contracts since the Acquired Portfolios commenced operations and their prospects for future sales, expense ratio reductions expected to result from the acquisitions, changes in portfolio management, the comparison of fees for the Portfolios and the pro forma combined Portfolio, repositioning of the securities held by the Acquired Portfolios as a result of the acquisitions, the costs of the acquisitions and the allocation thereof, and the tax-free nature of the acquisitions and have concluded that the acquisitions are in the best interests of the Portfolios.

     Upon the acquisitions of the Acquired Portfolios by High Grade, insurance company shareholders of the Acquired Portfolios will receive shares of High Grade of the same class of shares as the shares they currently own, which have an aggregate net asset value ("NAV") equal to the aggregate NAV of the shareholder's shares in the Acquired Portfolios. The Acquired Portfolios would then terminate. The contractholders of Acquired Portfolios will not be assessed any sales charges or other shareholder fees in connection with the acquisitions.

Sincerely,

Marc O. Mayer
President

                                   PROSPECTUS

         Acquisition of the Assets and Assumption of the Liabilities of

            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. --
                     ALLIANCEBERNSTEIN HIGH YIELD PORTFOLIO
                     ALLIANCEBERNSTEIN GLOBAL BOND PORTFOLIO
             ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME PORTFOLIO
              ALLIANCEBERNSTEIN GLOBAL DOLLAR GOVERNMENT PORTFOLIO

                       By, and in Exchange for Shares of,

            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. -- ALLIANCEBERNSTEIN U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO

                              [____________], 2008

                                TABLE OF CONTENTS



Questions and Answers                                                   [__]
Acquisitions of High Yield, Global Bond, AGI and Global
Dollar by High Grade                                                    [__]
Summary                                                                 [__]
      Comparison of Fees                                                [__]
      Comparison of Investment Advisory Fees                            [__]
      Comparison of Investment Objectives and Policies                  [__]
      Principal Risks                                                   [__]
      Federal Income Tax Consequences                                   [__]
      Comparison of Distribution and Purchase Procedures                [__]
      Service Providers                                                 [__]
      Comparison of Business Structures                                 [__]
Information about the Transactions                                      [__]
      Description of the Plans                                          [__]
      Reasons for the Acquisitions                                      [__]
      Description of Securities to be Issued                            [__]
      Dividends and Other Distributions                                 [__]
      Federal Income Tax Consequences                                   [__]
      Capitalization Information                                        [__]
Information about the Portfolios                                        [__]
      Management of the Portfolios                                      [__]
      Advisory Agreement and Fees                                       [__]
      Distributor                                                       [__]
      Other Service Providers                                           [__]
Legal Matters                                                           [__]
Experts                                                                 [__]
Financial Highlights                                                    [__]
Appendix A -- Comparison of Investment Objectives and Policies          [__]
Appendix B -- Portfolio Performance                                     [__]
Appendix C -- Description of Principal Risks of the Portfolios          [__]
Appendix D -- Certain Information Applicable to Class A and
              Class B Shares of High Grade                              [__]
Appendix E -- Other Information                                         [__]
Appendix F -- Form of Plan of Acquisition and Liquidation               [__]
Appendix G -- Capitalization                                            [__]
Appendix H -- Legal Proceedings                                         [__]
Appendix I -- Share Ownership Information                               [__]
Appendix J -- Financial Highlights                                      [__]

                              QUESTIONS AND ANSWERS

The following questions and answers provide an overview of key features of the acquisitions and of the information contained in this Prospectus.

1.   What is this document and why did we send this document to you?

This is a Prospectus that provides you with information about the acquisitions (the "Acquisitions") by AllianceBernstein U.S. Government/High Grade Securities Portfolio ("High Grade"), a series of AllianceBernstein Variable Products Series Fund, Inc. ("AVP"), of the assets and liabilities of the following series of
AVP:

     o    AllianceBernstein High Yield Portfolio ("High Yield");

     o    AllianceBernstein Global Bond Portfolio ("Global Bond");

     o    AllianceBernstein Americas Government Income Portfolio ("AGI"); and

     o    AllianceBernstein Global Dollar Government Portfolio ("Global
          Dollar").

We refer to each of High Yield, Global Bond, AGI and Global Dollar as an "Acquired Portfolio" and collectively, the "Acquired Portfolios". We also refer to each of the Acquired Portfolios and High Grade as a "Portfolio" and, collectively, the "Portfolios."

On February 7, 2008, the Board of Directors (the "Directors") of AVP approved and declared advisable the Acquisitions of the Acquired Portfolios by High Grade. The Acquisitions do not require approval by the Acquired Portfolios' shareholders.

The Directors also approved a modification of High Grade's investment objective and certain changes in High Grade's non-fundamental investment policies to enable it to pursue a multi-sector strategy and provide greater diversification. For a more complete discussion of the investment objective and investment policy revisions of High Grade, see "Comparison of Investment Objectives and Policies" in the Summary.

Shares of the Portfolios are not sold directly to individuals. The Portfolios only offer their shares through the separate accounts of life insurance companies ("Insurers"). As a contractholder, you hold a contract with an Insurer that offers the Portfolios as an investment option. The Insurers are the shareholders of record but the contractholders have a beneficial interest in the Portfolios. References to "you" or "shareholders" in this prospectus include the Insurers, as the shareholders of record, and contractholders.

Shareholders may contact a Portfolio at 1-800-221-5672 or write to a Portfolio at 1345 Avenue of the Americas, New York, NY 10105.

2.   How will the Acquisitions work?

The Plans of Acquisition and Liquidation dated as of [_____________], 2008 (the "Plans") provide for (i) the transfer of all the assets of the Acquired Portfolios to High Grade, (ii) the assumption by High Grade of all the liabilities of the Acquired Portfolios, (iii) the issuance to the Acquired Portfolios' shareholders of the equivalent class of shares of High Grade, equal in aggregate net asset value ("NAV") to the NAV of their former Acquired Portfolio shares in redemption of their Acquired Portfolio shares, and (iv) the termination of the Acquired Portfolios.

The shareholders of the Acquired Portfolios are insurance company separate accounts ("Separate Accounts") used to fund variable life and annuity products ("Variable Products"). As a Variable Product owner, you have a beneficial interest in the insurance company's shares of the Acquired Portfolios. The insurance companies will receive shares of a class of High Grade corresponding to the class of shares of the Acquired Portfolios they now own. The High Grade shares that shareholders of the Acquired Portfolios receive will have the same aggregate NAV as the shares of the Acquired Portfolios held before the Acquisitions. Shareholders of the Acquired Portfolios will not be assessed any sales charges or other shareholder fees in connection with the Acquisitions. Class B shares of both the Acquired Portfolios and High Grade are subject to distribution fees.

3.   Why are the Acquisitions taking place?

After considering the recommendation of AllianceBernstein L.P. (the "Adviser"), the Directors concluded that participation by each of the Acquired Portfolios in the Acquisitions is in the best interests of each of the Acquired Portfolios. The Directors also concluded that the Acquisitions would benefit each Acquired Portfolio's shareholders by resulting in, among other things, a reduction in expenses, and would not dilute shareholders' interests. In reaching this conclusion, the Directors considered, among other things, the investment objectives and investment policies of the Portfolios, the changes in the marketplace for Variable Products since Acquired Portfolios commenced operations, the expense ratio reductions expected to result from the Acquisitions, changes in portfolio management, the comparison of fees for the Portfolios and the pro forma combined Portfolio, the costs of the Acquisitions and the allocation thereof, and the tax-free nature of the Acquisitions.

4.   When will the Acquisitions take place?

The Acquisitions are expected to take place early in the second quarter of 2008.

5.   Who will bear the expenses of the Acquisitions?

The expenses of the Acquisitions will be borne proportionately by the Acquired Portfolios based on their net assets at the time of the Acquisitions.

6.   Where may I find additional information regarding the Portfolios?

Additional information about the Portfolios is available in the Statement of Additional Information ("SAI") dated [__________], 2008 that has been filed with the Securities and Exchange Commission ("SEC") in connection with this Prospectus. The SAI and each Portfolio's Annual Report to Shareholders, which contains audited financial statements for the Portfolios' fiscal year ended December 31, 2007, are incorporated by reference into this Prospectus. In addition, the Prospectus and SAI for each Portfolio dated May 1, 2007 (the "Prospectuses") and each Portfolio's Semi-Annual Report dated June 30, 2007 are also incorporated by reference into this Prospectus.

Additional copies of the Annual and Semi-Annual Reports and the Prospectus for each Portfolio are available at www.AllianceBernstein.com and are also available, along with this Prospectus and SAI, upon request, without charge, by writing to the address or calling the telephone number listed below.

By mail:           AllianceBernstein Investor Services, Inc.
                   P.O. Box 786003
                   San Antonio, TX 78278-6003

By phone:          For Information: 1-800-221-5672
                   For Literature: 1-800-227-4618

All of this additional information is also available in documents filed with the SEC. You may view or obtain these documents from the SEC:


In person:       at the SEC's Public Reference Room in Washington, DC

By phone:        1-202-551-8090 (for information on the operations of the Public
                 Reference Room only)

By mail: Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102 (duplicating fee required)

By electronic mail:        publicinfo@sec.gov (duplicating fee required)

On the Internet:           www.sec.gov

Other Important Things to Note:

     o    You may lose money by investing in the Portfolios.

     o The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

  ACQUISITIONS OF HIGH YIELD, GLOBAL BOND, AGI AND GLOBAL DOLLAR BY HIGH GRADE

     On February 7, 2008, the Directors declared advisable and voted to approve the Plans and the Acquisitions. The Plans provide for (i) the transfer of all the assets of the Acquired Portfolios to High Grade, (ii) the assumption by High Grade of all the liabilities of the Acquired Portfolios, (iii) the issuance to the Acquired Portfolios' shareholders of shares of an equivalent class of shares of High Grade, equal in aggregate NAV to the NAV of their former Acquired Portfolio shares in redemption of their Acquired Portfolio shares, and (iv) the termination of the Acquired Portfolios.

     Each Acquired Portfolio shareholder will receive the number of full and fractional shares of an equivalent class of shares of High Grade having an aggregate NAV that, on the effective date of the Acquisitions, is equal to the aggregate NAV of the shareholder's shares of the Acquired Portfolio. Shareholders of the Acquired Portfolios will recognize no gain or loss. The Acquisitions are expected to occur early in the second quarter of 2008. The Acquisitions do not require shareholder approval.

     The Directors concluded that participation by each of the Acquired Portfolios in the Acquisitions is in the best interests of each of the Acquired Portfolios. The Directors also concluded that the Acquisitions would not dilute shareholders' interests. In reaching this conclusion, the Directors considered, among other things, the investment objectives and investment policies of the Portfolios, the changes in the marketplace for Variable Products since the Acquired Portfolios commenced operations, expense ratio reductions for shareholders expected to result from the Acquisitions, changes in portfolio management, the comparison of fees for the Portfolios and the pro forma combined Portfolio, the costs of the Acquisitions and the allocation thereof, and the tax-free nature of the Acquisitions. For a more complete discussion of the factors considered by the Directors in approving the Acquisitions, see "Reasons for the Acquisitions" in "Information about the Transactions."

                                     SUMMARY

     The following summary highlights differences between High Grade and the Acquired Portfolios. This summary is not complete; for more complete information, please read this entire document. Note that certain information is presented as of September 30, 2007. At the February 5-7, 2008 Regular Board Meeting (the "Board Meeting"), the Portfolios' Adviser, AllianceBernstein L.P., represented to the Directors that, if the information were updated, it would not differ in any material respect.

     The following is a brief summary of information about each Portfolio:

     o High Yield is a diversified open-end fund, with assets, as of September 30, 2007, of approximately $36 million, that invests primarily in high yield debt securities, also known as "junk bonds", which are rated below investment grade;

     o Global Bond is a non-diversified open-end fund, with assets, as of September 30, 2007, of approximately $39 million, that invests primarily in a globally diversified portfolio of high-quality debt securities denominated in the U.S. Dollar and a range of currencies other than the U.S. Dollar;

     o AGI is a non-diversified open-end fund, with assets, as of September 30, 2007, of approximately $38 million, that invests primarily in debt securities issued or guaranteed by the governments of the United States, Canada, and Mexico, their political subdivisions, agencies, instrumentalities or authorities; and

     o Global Dollar is a non-diversified open-end fund, with assets, as of September 30, 2007, of approximately $26 million, that invests primarily in government securities, including sovereign debt obligations, and substantially all of its assets in lower-rated securities.

     The average annual total returns for Class A shares of each of the Portfolios, as of December 31, 2007, were as follows:

                              1 year           5 years              10 years
                              ------           -------              --------

     High Grade                4.85%              3.68%              5.08%
     High Yield                0.89%              8.16%              2.79%
     Global Bond              10.35%              5.84%              5.32%
     AGI                       8.38%              6.50%              7.21%
     Global Dollar             4.53%             13.11%             10.23%

     These performance numbers do not reflect charges associated with the Variable Products or contractholders' accounts.

     As discussed below, at the Board Meeting the Directors approved revisions to High Grade's investment policies to enable the Portfolio to pursue a multi-sector strategy and invest in a diversified portfolio of fixed-income securities. In particular, High Grade will no longer be required to limit its investments to U.S. Dollar-denominated debt securities and investment grade securities and will be able to invest up to 25% of its assets in non-U.S. Dollar-denominated foreign fixed-income securities and up to 25% of its assets in securities rated below investment grade. To reflect High Grade's broader policies, the Directors also approved a change in its name to AllianceBernstein Intermediate Bond Portfolio ("Intermediate Bond").

Comparison of Fees

     The expense ratios of the High Grade Class A and Class B shares are lower than the expense ratios of the Acquired Portfolios' Class A and Class B shares. In addition, the larger asset size of the combined Portfolio will result in a decrease in expenses. As the table below shows, High Grade would have a significantly lower expense ratio after the Acquisitions. The following table shows the Portfolios' expense ratios and pro forma expense ratio of the combined Portfolio for Class A and Class B shares as of September 30, 2007.

                          Class A        Class A       Class B      Class B
                       Total Annual   Total Annual   Total Annual  Total Annual
                          Expense        Expense       Expense       Expense
                          Ratio           Ratio         Ratio         Ratio
                        (excluding     (including    (excluding    (including
                         interest        interest     interest       interest
                         expense)        expense)      expense       expense)
                         --------        --------      -------       --------

High Yield                 1.32%             -            1.57%           -
Global Bond                1.26%             -            1.51%           -
AGI                        1.26%           2.61%          1.51%         2.86%
Global Dollar              1.61%           1.63%          1.86%         1.88%
High Grade                 0.81%             -            1.06%           -
High Grade (pro forma)     0.63%             -            0.88%           -

     As the table indicates, the expense per share would be reduced for both Class A and Class B shares of High Yield and Global Bond by .69% and .63%, respectively, after the Acquisitions. The expense per share would be reduced for both Class A and Class B shares of AGI and Global Dollar by .63% and .98%, respectively, excluding interest expense, and by 1.98% and 1.00%, respectively, including interest expense. This expense information does not include any fees and expenses that may be applied at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the expenses reflected above.

     The following Fee Table provides more information about the expenses of the Portfolios. The purpose of the table below is to assist an investor in understanding the various costs and expenses that a shareholder bears directly and indirectly from an investment in the Portfolios. The table allows you to compare the expenses of each Portfolio and estimates for the pro forma combined Portfolio in its first year following the Acquisitions.

                                    Fee Table

Shareholder Fees (fees paid directly from your investment)

     N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

     The operating expenses information below is designed to assist contractholders of variable products that invest in the Portfolios in understanding the fees and expenses that they may pay as an investor. Because the information does not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract, contractholders that invest in a Portfolio should refer to the variable contract prospectus for a description of fees and expenses that apply to contractholders. Inclusion of these charges would increase the fees and expenses provided below.


                                                                                                                        High
                                 High              Global                            Global             High            Grade
                                Yield               Bond             AGI             Dollar             Grade         (pro forma)
                               Class A             Class A         Class A           Class A            Class A        Class A
                               -------             -------         -------           -------            -------        -------
Management Fees                  .50%               .45%             .50%              .50%               .45%           .45%
Other Expenses                   .79%               .78%             .70%             1.02%               .33%           .18%
Interest Expense                   -                  -              1.08%             .04%                 -              -
Total Portfolio
   Operating Expenses           1.29%*             1.23%*           2.28%*            1.56%*             .78%*           .63%



                                                                                                                        High
                                 High              Global                            Global             High            Grade
                                Yield               Bond             AGI             Dollar             Grade         (pro forma)
                               Class B             Class B         Class B           Class B            Class B        Class B
                               -------             -------         -------           -------            -------        -------
Management Fees                  .50%               .45%             .50%              .50%             .45%             .45%
Distribution and/or
   Service (12b-1) Fees          .25%               .25%             .25%              .25%             .25%             .25%
Other Expenses                   .79%               .77%             .70%             1.02%             .33%             .18%
Interest Expense                   -                 -              1.10%              .03%               -                -
Total Portfolio
   Operating Expenses           1.54%*             1.47%*           2.55%*            1.80%*           1.03%*            .88%


* The ratio includes expenses attributable to costs of proxy solicitation.

Examples

     The Examples are to help you compare the cost of investing in each Portfolio with the cost of investing in the combined Portfolio on a pro forma combined basis. The Examples do not give effect to any separate account or contract level fees that might be paid by a contractholder. They assume that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that a Portfolio's operating expenses stay the same and that all dividends and distributions are reinvested.

                                                                                                       High Grade
                         High Yield     Global Bond        AGI         Global Dollar    High Grade     (pro forma)
                          Class A         Class A        Class A          Class A        Class A       Class A
                          -------         -------        -------          -------        -------       -----------
After 1 Year                 $131          $125           $231               $159         $80             $64
After 3 Years                $409          $390           $712               $493        $249            $202
After 5 Years                $708          $676         $1,220               $850        $433            $351
After 10 Years             $1,556        $1,489         $2,615             $1,856        $966            $786


                                                                                                         High Grade
                         High Yield      Global Bond         AGI        Global Dollar   High Grade      (pro forma)
                          Class B          Class B         Class B         Class B       Class B          Class B
                          -------          -------         -------         -------       -------          -------
After 1 Year                  $157        $150            $258              $183            $105              $90
After 3 Years                 $486        $465            $793              $566            $328             $281
After 5 Years                 $839        $803          $1,355              $975            $569             $488
After 10 Years              $1,834      $1,757          $2,885            $2,116          $1,259           $1,084



     The projected post-Acquisition pro forma Annual Portfolio Operating Expenses and Examples presented above are based upon numerous material assumptions. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense reductions will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which are beyond the control of High Grade and the Adviser.

Comparison of Investment Advisory Fees

     High Grade pays investment advisory fees to the Adviser at the same rate as does Global Bond and at a lower rate than does High Yield, AGI and Global Dollar. The advisory fees paid by each Portfolio are:

                                        Advisory Fee
                                            Rate
                                       ---------------
              High Yield                   0.50%
              Global Bond                  0.45%
              AGI                          0.50%
              Global Dollar                0.50%
              High Grade                   0.45%
              High Grade (pro forma)       0.45%

     In addition, the advisory agreements provide for the Portfolios to reimburse the Adviser for expenses incurred in providing administrative services to the Portfolios. In 2006, these reimbursements amounted to .10% for High Grade, .20% for High Yield, .20% for Global Bond, .20% for AGI and .30% for Global Dollar.

Comparison of Investment Objectives and Policies

     At the Board Meeting, the Directors approved changes to High Grade's investment objective and certain of its non-fundamental investment policies to allow High Grade to pursue broader investment opportunities by revising or eliminating restrictions regarding, among other things, types of investments, credit quality and currencies. The changes to High Grade's investment objective and strategies are designed to match one of Adviser's retail fund offerings, as well as an investment strategy currently provided to institutional investors. The revised investment objective and policies include:

     o Adopting a new investment objective for High Grade. Its new investment objective will be "to generate income and price appreciation without assuming what the Adviser considers undue risk" replacing its former investment objective of seeking "high current income with preservation of capital".

     o Changing its policy to invest, under normal circumstances, at least 80% of its net assets in U.S. Government or high grade fixed-income securities rated A or better by S&P and Moody's or equivalent rating. High Grade's revised policy will require it to invest, under normal circumstances, at least 80% of its net assets in fixed-income securities.

     o Permitting High Grade to invest up to 25% of its net assets in below investment grade securities. As noted above, High Grade currently invests 80% of its assets investment grade securities. While it will continue to invest primarily in investment grade securities, High Grade will have the flexibility to seek investment opportunities with higher return potential by investing a portion of its assets in lower rated securities.

     o Permitting High Grade to invest up to 25% of its net assets in non-U.S. Dollar-denominated foreign fixed-income securities. All of High Grade's investments are currently U.S. Dollar-denominated and High Grade will continue to be able to invest without limit in U.S. Dollar-denominated fixed-income securities with the added flexibility to make investments denominated in other currencies.

     o Adopting a maturity policy consistent with the Portfolio's name. As noted above, in connection with these policy changes, the Directors approved a change in High Grade's name to Intermediate Bond Portfolio. The use of the name "intermediate" in the Portfolio's name will be reflected in its maturity policy, which will be to maintain a dollar-weighted average maturity of three to ten years and an average duration of three to six years.

The name, investment objective and non-fundamental investment policy changes are expected to become effective upon the completion of the Acquisitions, which are expected to occur early in the second quarter of 2008.

      As noted above, in connection with these policy changes, the Directors approved a change in High Grade's name. For the purposes of this discussion and the discussion of principal risks below, we will refer to High Grade by its new name, Intermediate Bond. The following table shows the investment objective and principal investment strategies of each Portfolio.


                       Investment Objective                     Principal Investment Strategies
                       --------------------                     -------------------------------
High Yield     The Portfolio's investment objective is          The Portfolio invests, under normal
               to earn the highest level of current             circumstances, at least 80% of its net
               income available without assuming undue          assets in high yield fixed-income
               risk by investing principally in                 securities.
               high-yielding fixed-income securities
               rated Baa or lower by Moody's or BBB or          The Portfolio invests in a diversified
               lower by S&P or Fitch or, if unrated, of         mix of high yield, below investment
               comparable quality as determined by the          grade fixed-income securities, known as
               Adviser.                                         "junk bonds."

               As a secondary objective, the Portfolio          The Portfolio may invest up to 25% of
               seeks capital appreciation.                      its net assets in U.S.
                                                                Dollar-denominated securities issued by
                                                                non-U.S. entities and up to 20% of its
                                                                net assets in non-U.S.
                                                                Dollar-denominated securities of such
                                                                issuers.

Global Bond    The Portfolio's investment                       The Portfolio invests, under normal
               objective is to provide a high                   circumstances, at least 80% of its
               level of return through a                        net assets in bonds and other
               combination of current income and                fixed-income securities.
               capital appreciation by investing
               in a globally diversified portfolio              The Portfolio normally invests at
               of high-quality debt securities                  least 65% of its net assets in
               denominated in the U.S. Dollar and               fixed-income securities of at least
               a range of currencies other than                 three countries.
               the U.S. Dollar.
                                                                The Portfolio invests in U.S.
                                                                Government securities, securities
                                                                issued by governments other than
                                                                the U.S. Government or
                                                                supranational organization debt
                                                                securities, corporate debt
                                                                obligations, and commercial paper
                                                                of banks and bank holding
                                                                companies.

                                                                The Portfolio's non-U.S.
                                                                investments are generally
                                                                denominated in currencies other
                                                                than the U.S. Dollar.

                                                                The Portfolio invests approximately
                                                                25% of its net assets in U.S.
                                                                Dollar-denominated fixed-income
                                                                securities.

AGI            The Portfolio's investment                       The Portfolio normally invests at
               objective is to maximize current                 least 80% of its net assets in
               income, consistent with what the                 fixed-income securities of issuers
               Adviser considers to be prudent                  located in countries in North,
               investment risk, that is available               Central, or South America and at
               from a portfolio of debt securities              least 80% of its net assets in
               issued or guaranteed by the                      government securities.
               governments of the United States,
               Canada, and Mexico, their political              The Portfolio primarily invests in
               subdivisions (including Canadian                 fixed-income securities issued or
               Provinces, but excluding states of               guaranteed by (i) the federal
               the United States), agencies,                    governments of the United States,
               instrumentalities or authorities                 Canada, and Mexico; (ii)
               ("Government Securities").                       government-related entities in the
                                                                United States, Canada, and Mexico;
                                                                and (iii) the provincial
                                                                governments of Canada and Mexico.

                                                                To the extent that its assets are
                                                                not invested in Government
                                                                Securities, the Portfolio may
                                                                invest the balance of its net
                                                                assets in investment grade
                                                                fixed-income securities issued by,
                                                                and denominated in the local
                                                                currencies of, governments of
                                                                countries located in Central and
                                                                South America or any of their
                                                                political subdivisions, agencies,
                                                                instrumentalities or authorities,
                                                                provided that such securities are
                                                                denominated in their local
                                                                currencies. The Portfolio limits
                                                                its investments in fixed-income
                                                                securities issued by the
                                                                governmental entities of any one
                                                                such country to 10% of its net
                                                                assets.

                                                                The Portfolio invests in investment
                                                                grade securities denominated in the
                                                                U.S. Dollar, the Canadian Dollar,
                                                                and the Mexican Peso and expects to
                                                                maintain at least 25% of its assets
                                                                in U.S. Dollar denominated
                                                                securities

Intermediate   The Portfolio's investment                       The combined Portfolio will invest,
Bond           objective is to generate income and              under normal circumstances, at
               price appreciation without assuming              least 80% of its net assets in
               what the Adviser considers undue                 fixed-income securities. The
               risk.                                            Portfolio expects to maintain a
                                                                dollar-weighted average maturity of
                                                                three to ten years and an average
                                                                duration of three to six years.

                                                                The Portfolio expects to invest in
                                                                readily marketable fixed-income
                                                                securities. The Portfolio may
                                                                invest in mortgage-related and
                                                                other asset-backed securities, loan
                                                                participations, inflation-protected
                                                                securities, structured securities,
                                                                variable, floating and inverse
                                                                floating rate instruments,
                                                                preferred stocks, and may use other
                                                                investment techniques.

                                                                The Portfolio may invest without
                                                                limit in U.S. Dollar-denominated
                                                                foreign fixed-income securities and
                                                                may invest up to 25% of its assets
                                                                in non-U.S. Dollar-denominated
                                                                foreign fixed-income securities.
                                                                These investments may include, in
                                                                each case, developed and emerging
                                                                market securities


     Each of the Portfolios invests primarily in the fixed-income securities but, as noted in the table above, focuses on different sectors of the bond market. All of the Portfolios may invest in foreign fixed-income securities, but Global Dollar's investments are all U.S. Dollar-denominated, while the other Portfolios have greater flexibility to invest in non-U.S. Dollar-denominated securities. In addition, while High Yield and Global Dollar invest substantially all of their assets in below investment grade securities, or junk bonds, Global Bond and AGI generally limit their investments to higher-quality fixed-income securities and Intermediate Bond's investments in below investment grade securities will be limited to 25% of its net assets.

     Global Bond, AGI and Global Dollar are non-diversified funds and High Yield and Intermediate Bond are diversified, which means that they can invest in a larger number of issuers of fixed-income securities and that they may be less risky investments. Intermediate Bond's investment strategy will be less restricted by sector limitations than the Acquired Portfolios' and the combined Portfolio will be able to pursue income opportunities from government, corporate, emerging market and high yield sources. All of the Portfolios may use leverage techniques, such as reverse repurchase agreements. A more detailed comparison of the investment strategies and policies of the Portfolios is provided in Appendix A and the historical performance of the Portfolios is provided in Appendix B. You can find additional information on the Portfolios in the SAI.

     The Portfolios currently pursue different investment strategies, exploiting different sectors of the fixed-income market. Because of the multi-sector approach to be followed by the combined Portfolio, the Adviser expects to reposition the Acquired Portfolios' portfolios. The Adviser expects that up to one-half of the assets of each Acquired Portfolio, other than AGI, will be repositioned as a result of the Acquisitions. The Adviser currently expects that the combined Portfolio will retain all of AGI's assets. The remaining securities will be transferred or liquidated prior to the acquisitions. The costs associated with this repositioning are expected to total approximately $150,000.

Principal Risks

     The Portfolios are subject to substantially similar principal risks. Those risks are noted in the table below. A description of each of these risks and other risks of the Portfolios are provided in Appendix C.

                                                               Interest            Inflation   Non-U.S.            Emerging
                                                     Market      Rate      Credit    Rate     (Foreign)  Currency   Market
                     PORTFOLIO                        Risk       Risk       Risk      Risk       Risk       Risk     Risk
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein High Yield Portfolio                  o          o         o         o           o          o
AllianceBernstein Global Bond Portfolio                 o          o         o         o           o          o

AllianceBernstein Americas Government Income
   Portfolio                                            o          o         o         o           o          o        o
AllianceBernstein Global Dollar Government
   Portfolio                                            o          o         o         o           o          o        o
AllianceBernstein Intermediate Bond Portfolio           o          o         o         o           o          o        o

Federal Income Tax Consequences

     As long as the contracts funded through the separate accounts of the insurance company shareholders qualify as annuity contracts under section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), the Acquisitions will not create any tax liability for contractholders.

     No gain or loss will be recognized by the Acquired Portfolios or their shareholders as a result of the Acquisitions. The aggregate tax basis of the shares of High Grade received by a shareholder of an Acquired Portfolio (including any fractional shares to which the shareholder may be entitled) will be the same as the aggregate tax basis of the shareholder's shares of the Acquired Portfolio. The holding period of the shares of High Grade received by a shareholder of an Acquired Portfolio (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of the Acquired Portfolio held by the shareholder, provided that such shares are held as capital assets by the shareholder of the Acquired Portfolio at the time of the Acquisition. The holding period and tax basis of each asset of the Acquired Portfolios in the hands of High Grade as a result of the Acquisitions will be the same as the holding period and tax basis of each such asset in the hands of the Acquired Portfolios prior to the Acquisitions. Provided that the Acquired Portfolio shares surrendered constitute capital assets in the hands of the shareholder, such gain or loss realized by the shareholder will be capital gain or loss upon disposition of the shares. This tax information is based on the advice of Seward & Kissel LLP, counsel to each of the Portfolios. It is a condition to the closing of the Acquisitions that such advice be confirmed in a written opinion of counsel. An opinion of counsel is not binding on the Internal Revenue Service ("IRS").

     No distribution of capital gains to the Acquired Portfolios shareholders prior to the closing of the Acquisitions is anticipated. Prior to the closing of the Acquisitions, AVP, if necessary, will declare a distribution to the Acquired Portfolios shareholders which, together with all previous distributions, will have the effect of distributing to the Acquired Portfolios shareholders all of the Acquired Portfolio's investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing.

     A portion of the assets of the Acquired Portfolios may be sold in connection with the Acquisitions. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Portfolios' basis in such assets. Any capital gains recognized in these sales will be distributed to the Acquired Portfolios' shareholders (but not contractholders) as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders (but not to the contractholders).

     Additional tax considerations are discussed under the section on "Federal Income Tax Consequences" in "Information about the Transactions".

Comparison of Distribution and Purchase Procedures

     The purchase procedures for the Portfolios are the same. The Portfolios offer their shares through the separate accounts of life insurance companies (the "Insurers"). You may only purchase and sell shares through these separate accounts. See the prospectus of the separate account of the participating insurance company for information on the purchase and sale of the Portfolios' shares. AllianceBernstein Investments, Inc. ("ABI") may from time to time receive payments from Insurers in connection with the sale of the Portfolios' shares through the Insurer's separate accounts. More information on distribution and purchase procedures of High Grade is provided in Appendix D.

Service Providers

     The Portfolios have the same service providers, which will continue in their capacity after the Acquisitions.

Comparison of Business Structures

     Each Portfolio is a series of AVP, which is organized as a Maryland corporation and is governed by its Charter, Bylaws and Maryland law. For more information on the organizational structure and governance of the Portfolios, see Appendix E.

                       INFORMATION ABOUT THE TRANSACTIONS

Description of the Plans

     As provided in the Plans, High Grade will acquire all the assets and assume all the liabilities, expenses and obligations of the Acquired Portfolios at the effective time of the Acquisitions (the "Effective Time"). In return, High Grade will issue, and the Acquired Portfolios will distribute to their shareholders, a number of full and fractional shares of High Grade, determined by dividing the net value of all the assets of each of the Acquired Portfolios by the NAV of one share of High Grade. For this purpose, the Plans provide the times for and methods of determining the net value of the assets of each Portfolio. The Plans provide that shareholders of the Acquired Portfolios will be credited with shares of High Grade corresponding to the aggregate NAV of the Acquired Portfolio shares that the shareholder holds of record at the Effective Time.

     Following the distribution of High Grade shares in full liquidation of the Acquired Portfolios, the Acquired Portfolios will wind up their affairs and terminate as soon as is reasonably possible after the Acquisitions.

     The projected expenses of the Acquisitions, largely those for legal, accounting, printing and proxy solicitation expenses, are estimated to total approximately $301,000. The projected expenses will be borne proportionately by the Acquired Portfolios based on their net assets at the time of the Acquisitions.

     The Acquisitions are expected to occur early in the second quarter of 2008. Under applicable legal and regulatory requirements, none of the Acquired Portfolio's shareholders will be entitled to exercise objecting shareholders' appraisal rights, i.e., to demand the fair value of their shares in connection with the Acquisitions. Therefore, shareholders will be bound by the terms of the Acquisitions under the Plan. However, any shareholder of the Acquired Portfolios may redeem shares of common stock prior to the Acquisitions.

     Completion of the Acquisitions are subject to certain conditions set forth in the Plans. The Directors may terminate a Plan under certain circumstances. Among other circumstances, the Directors may terminate a Plan upon a determination that proceeding with the Plan is not in the best interests of a Portfolio or of its shareholders.

     A copy of a form of the Plans for the Acquisitions is attached as Appendix
F.

Reasons for the Acquisitions

     At the Board Meeting, the Adviser recommended that the Directors approve the proposed Plans and Acquisitions. The Directors considered the factors discussed below from the point of view of the interests of the Acquired Portfolios and its shareholders. The Directors also considered each Acquisition from the point of view of High Grade and its shareholders. After careful consideration, the Directors (including all Directors who are not "interested persons" of the Portfolios, the Adviser or its affiliates) determined that each Acquisition would be in the best interests of the respective Acquired Portfolio and that the interests of existing shareholders of such Portfolio would not be diluted as a result of the Acquisitions. The Directors have unanimously approved the Plans and Acquisitions.

     The Adviser presented the following reasons in favor of the Acquisitions:

     o The Adviser discussed with the Directors that there has been a shift away from a multiple series fund, such as AVP as the preferred funding vehicle for Variable Products, to a customized "private-labeled" platform of investment options subadvised by a number of different investment advisers. While AVP's style-pure and blended equity portfolios remain desirable for some insurance companies, the Adviser believes that combining its smaller and expensive sector and region specific AVP portfolios, such as the Acquired Portfolios, into a more general, multi-sector fixed-income fund offering, such as High Grade after its policy changes, will satisfy the existing insurance company shareholders' needs and may attract new issuers of Variable Products. The combination of the smaller portfolios will allow insurance companies and underlying contractholders to benefit from lower expense ratios, which should result in improved risk-adjusted performance.

     o The Adviser also discussed with the Directors that it believes that each Acquisition would benefit the respective Acquired Portfolio and its shareholders by resulting in lower expenses.

     At the Board Meeting, the Directors (with the advice and assistance of independent counsel) also considered, among other things:

     o potential shareholder benefits, including the fact that total expenses of each class of shares of the combined Portfolio are expected to be significantly lower than the current expenses of comparable classes of shares of each Acquired Portfolio;

     o planned repositioning of the Acquired Portfolios, which are anticipated to occur shortly after the Acquisitions, (assets of High Grade are not expected to be repositioned as a result of the Acquisitions) including that the Adviser expects that (i) High Grade with its proposed multi-sector approach will be able to retain approximately 50% of the assets of the Acquired Portfolios, which invest in different sectors of the fixed-income market except for AGI, for which 100% of its assets will be retained, (ii) approximately 50% of each Acquired Portfolio's assets, except for AGI will be repositioned as a result of the Acquisition, and (iii) transaction costs associated with the repositioning will be approximately $150,000, or approximately .06% of the combined Portfolio's pro forma net assets;

     o the current asset levels of each of the Acquired Portfolios and the combined pro forma asset level of the combined Portfolio;

     o    the historical performance of the Portfolios;

     o the investment objectives and principal investment strategies of the Portfolios; and

     o the fact that the portfolio managers with day-to-day responsibility for managing the Acquired Portfolios and High Grade are different, but that High Grade's portfolio managers are composed of members of the Core Fixed Income Investment Team, and that, following the Acquisition, the same portfolio managers will share responsibility for management of the combined Portfolio.

     The Directors also considered, among other things:

     o the fact that, because the Separate Accounts are not subject to federal income tax on a current basis, there is no need to consider the impact on shareholders of the Acquisition on the Portfolios' capital loss carryforwards;

     o    the form of the Plan and the terms and conditions of the Acquisition;

     o the fact that the Portfolios have identical investment advisory agreements and pay the same or (in the case of High Yield, AGI and Global Dollar ) higher advisory fee rates;

     o whether the Acquisition would result in the dilution of shareholders' interests;

     o the fact that no changes in service providers would result from the Acquisition;

     o the benefits of the Acquisition to the Adviser, which will benefit from the elimination of separate monitoring and administration of the Acquired Portfolios;

     o the fact that High Grade will assume all the liabilities, expenses and obligations of the Acquired Portfolios;

     o    the expected federal income tax consequences of the Acquisition;

     o the costs of the Acquisition, which will be borne proportionately by the Acquired Portfolios based on their assets at the time of the Acquisitions; and

     o the fact that the Adviser has agreed to indemnify the Acquired Portfolios for a three-year period against any undisclosed or other liabilities not disclosed or not reflected in the NAV of the Acquired Portfolios at the time of the Acquisition, to reimburse High Grade for any costs in connection with investigating any such liability, and to continue certain insurance coverage for a six-year period.

     Also at the Board Meeting, the Directors approved the Plan on behalf of High Grade, after finding that it was in the best interests of High Grade and that the interests of High Grade's shareholders would not be diluted as a result of the Acquisitions.

Description of Securities to be Issued

     Under the Plans, High Grade will issue additional shares of its Class A and Class B common stock for distribution to corresponding classes of shares of the Acquired Portfolios. Under AVP's Charter, High Grade may issue up to 500,000,000 shares of common stock, par value $.001 per share, for each of these Classes.

     When the acquisitions of the Acquired Portfolios by High Grade are consummated, Class A and Class B shareholders of each Acquired Portfolio will receive shares of a corresponding class of High Grade having an aggregate NAV equal to the aggregate NAV of the shareholder's shares in the Acquired Portfolio.

     Each share of High Grade represents an equal proportionate interest with other shares of High Grade. Each share has equal earnings, assets, and voting privileges, and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to High Grade as authorized by the Directors. Shares of High Grade entitle their holders to one vote per full share and fractional votes for fractional shares held. Shares of High Grade received by the Acquired Portfolios in the Acquisitions will be issued at NAV, without a sales charge, and will be fully paid and non-assessable.

Dividends and Other Distributions

     On or before the Closing Date, as defined in the Plans, the Acquired Portfolios will, if necessary, declare and pay as a distribution substantially all their undistributed net investment income, net short-term capital gain, net long-term capital gain and net gains from foreign currency transactions as applicable to maintain their treatment as a regulated investment company.

Federal Income Tax Consequences

     As long as the variable contracts funded through the separate accounts of the insurance company shareholders qualify as annuity contracts under section 72 of the Code, the Acquisitions will not create any tax liability for contractholders.

     Subject to certain stated assumptions contained therein, each Acquired Portfolio will receive an opinion of Seward & Kissel LLP, its counsel, substantially to the following effect: (i) the Acquisition will constitute a "reorganization" within the meaning of section 368(a) of the Code and that the Acquired Portfolio and High Grade will each be "a party to a reorganization" within the meaning of section 368(b) of the Code; (ii) a shareholder of the Acquired Portfolio will recognize no gain or loss on the exchange of the shareholder's shares of the Acquired Portfolio solely for shares of High Grade;
(iii) neither the Acquired Portfolio nor High Grade will recognize any gain or loss upon the transfer of all of the assets of the Acquired Portfolio to High Grade in exchange for shares of High Grade and the assumption by High Grade of the liabilities of the Acquired Portfolio pursuant to the Plan or upon the distribution of shares of High Grade to shareholders of the Acquired Portfolio in exchange for their respective shares of the Acquired Portfolio; (iv) the holding period and tax basis of the assets of the Acquired Portfolio acquired by High Grade will be the same as the holding period and tax basis that the Acquired Portfolio had in such assets immediately prior to the Acquisition; (v) the aggregate tax basis of shares of High Grade received in connection with the Acquisition by each shareholder of the Acquired Portfolio (including any fractional share to which the shareholder may be entitled) will be the same as the aggregate tax basis of the shares of the Acquired Portfolio surrendered in exchange therefor; (vi) the holding period of shares of High Grade received in connection with the Acquisition by each shareholder of the Acquired Portfolio (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of the Acquired Portfolio surrendered in exchange therefore, provided that such the Acquired Portfolio shares constitute capital assets in the hands of the shareholder as of the Closing Date; and (vii) High Grade will succeed to the capital loss carryovers of the Acquired Portfolio but the use of High Grade's existing capital loss carryovers (as well as the carryovers of the Acquired Portfolio) may be subject to limitation under section 383 of the Code after the Acquisition. This opinion of counsel will not be binding on the IRS or a court and there is no assurance that the IRS or a court will not take a view contrary to those expressed in the opinion.

     A portion of the assets of the Acquired Portfolios may be sold in connection with the Acquisitions. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Portfolios' basis in such assets. Any capital gains recognized in these sales will be distributed to the Acquired Portfolios' shareholders (but not to the contractholders) as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders (but not to the contractholders).

     No distribution of capital gains to the Acquired Portfolios' shareholders prior to the closing of the Acquisitions is anticipated. Prior to the closing of the Acquisitions, AVP, if necessary, will declare a distribution to the Acquired Portfolio shareholders which, together with all previous distributions, will have the effect of distributing to the Acquired Portfolio shareholders all of the Acquired Portfolios' investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing.

     Shareholders of the Acquired Portfolios are encouraged to consult their tax advisers regarding the effect, if any, of the Acquisitions in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Acquisitions, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Acquisitions.

Capitalization Information

     For information on the existing capitalization of the Portfolios and the pro forma capitalization of High Grade, see Appendix G.

                        INFORMATION ABOUT THE PORTFOLIOS

     The Portfolios are each a series of AVP, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and organized as a Maryland corporation in 1987 under the name Alliance Variable Products Series Fund, Inc. The company's name became AllianceBernstein Variable Products Series Fund, Inc. on April 30, 2003.

Management of the Portfolios

     The Directors of AVP direct the management of the business and affairs of the Portfolios. The Directors approve all significant agreements between the respective Portfolio and persons or companies furnishing services to it, including a Portfolio's agreements with the Adviser and the Portfolio's custodian, transfer and dividend disbursing agent. The day-to-day operations of a Portfolio are delegated to its officers and the Portfolio's Adviser, subject to the Portfolio's investment objective and policies and to general supervision by the Directors.

     The management of and investment decisions for each of the Portfolio's portfolios are made by certain Investment Policy Groups or Investment Teams. Each Investment Policy Group or Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for each Portfolio's portfolio.

     The Portfolios are managed by different portfolio management teams, although some of the individual team members serve on more than one team. Subsequent to the consummation of the Acquisitions, the Adviser's Core Fixed-Income Investment Team, which is currently primarily responsible for the day-to-day management of High Grade, will continue to be primarily responsible for day-to-day management of the combined Portfolio. The following table lists the Investment Policy Groups or Investment Teams, the persons within each Investment Policy Group or Investment Team with the most significant responsibility for the day-to-day management of the Portfolio's portfolio, the length of time that each person has been jointly and primarily responsible for the Portfolio, and each person's principal occupation during the past five years. The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities of the Portfolios.


Portfolio and                                                                   Principal Occupation During
Responsible Group             Employee; Year; Title                             The Past Five (5) Years
-----------------             ---------------------                             -----------------------
AllianceBernstein U.S         Alison Martier; since 2005; Senior Vice           Senior Vice President of the Adviser
  Government/High Grade       President of the Adviser and Director of U.S.     with which she has been associated since
  Securities Portfolio        Core Fixed-Income                                 prior to 2002, and Director of U.S. Core
                                                                                Fixed-Income.

U.S. Core Fixed-Income        Greg Wilensky; since 2005; Senior Vice            Senior Vice President of the Adviser,
 Investment Management        President of the Adviser and Director of          with which he has been associated since
 Team                         Stable Value Investments                          prior to 2002, and Director of Stable
                                                                                Value Investments.

                              Shawn E. Keegan, since 2007, Vice                 Vice President of the Adviser, with
                              President of the Adviser                          which he has been associated since prior
                                                                                to 2002.

                              Joran Laird, since 2007, Vice President           Vice President of the Adviser, with
                              of the Adviser                                    which he has been associated since prior
                                                                                to 2002.

                              Jeffery S. Phlegar, since 2007,                   Executive Vice President of the Adviser,
                              Executive Vice President of the Adviser,          with which he has been associated since
                              Chief Investment Officer and Co-Head of           prior to 2002, and Chief Investment
                              Fixed Income                                      Officer and Co-Head of Fixed Income.

                              Douglas J. Peebles; since 2007;                   Executive Vice President of the Adviser,
                              Executive Vice President of the Adviser,          with which he has been associated since
                              Chief Investment Officer and Co-Head of           prior to 2002, and Chief Investment
                              Fixed Income                                      Officer and Co-Head of Fixed Income.

AllianceBernstein High        Douglas J. Peebles; since 2006; (see              (see above)
  Yield Portfolio             above)

Global Credit Team            Andrew M. Aran; since 2006; Senior Vice           Senior Vice President of the Adviser, with
                              President of the Adviser and Director of          which he has been associated since prior
                              Global Strategies                                 to 2002, and Director of Global Credit
                                                                                Strategies.

                              Joel J. McKoan; since 2006; Senior Vice           Senior Vice President of the Adviser,
                              President of the Adviser and Director of          with which he has been associated since
                              Global Credit                                     2003 and Director of the Global Credit
                                                                                Team. Prior to 2003, he was a Managing
                                                                                Director at UBS Warburg where he headed
                                                                                the North American Debt Syndicate Group,
                                                                                with responsibility for primary trading
                                                                                of corporate debt, emerging market debt
                                                                                and structured products and was Global
                                                                                Co-Head of the CDO Group at UBS Warburg
                                                                                since prior to 2002.

                              Gershon Distenfield; since 2005; Vice             Vice President of the Adviser, with
                              President of the Adviser                          which he has been associated since prior
                                                                                to 2002.

AllianceBernstein Global      Michael L. Mon; since 2005; Vice                  Vice President of the Adviser with which
  Bond Portfolio              President of the Adviser                          he has been associated since prior to
                                                                                2002.

Global Fixed-Income           Douglas J. Peebles; since 2006; (see              (see above)
  Investment Team             above)

                              Matthew Sheridan; since 2005; Vice                Vice President of the Adviser with which he
                              President of the Adviser                          has been associated since prior to 2002.

AllianceBernstein             Paul J. DeNoon; since 2002; Senior Vice           Senior Vice President of the Adviser
  Americas Government         President of the Adviser and Director of          with which he has been associated since
  Income Portfolio            Emerging Market Debt                              prior to 2002, and Director Emerging
                                                                                Market Debt.

Global Fixed-Income           Fernando Grisales; since 2007; Assistant          Assistant Vice President of the Adviser,
 Investment Team              Vice President of the Adviser                     with which he has been associated since
                                                                                prior to 2002.

                              Michael L. Mon; since 2003; (see above)           (see above)

                              Douglas J. Peebles; since 2006; (see above)       (see above)

                              Scott DiMaggio; since 2005; Senior Vice           Senior Vice President of the Adviser,
                              President of the Adviser and Director of          with which he has been associated since
                              Canada Fixed Income                               prior to 2002, and Director of Canada
                                                                                Fixed Income.

                              Matthew Sheridan; since 2007; (see above)         (see above)

AllianceBernstein Global      Paul J. DeNoon; since August 2002; (see           (see above)
  Dollar Government           above)
  Portfolio

Global Fixed Income           Fernando Grisales; since January 2005;            (see above)
   Emerging Markets           (see above)
   Investment Team

                              Michael L. Mon; since July 1999; (see above)      (see above)

                              Douglas J. Peebles; since inception; (see         (see above)
                              above)

                              Matthew Sheridan; since October 2005; (see        (see above)
                              above)

Combined Portfolio            Alison Martier; (see above)                       (see above)

Core Fixed-Income             Greg Wilensky; (see above)                        (see above)
   Investment Team

                              Shawn E. Keegan; (see above)                      (see above)

                              Joran Laird; (see above)                          (see above)

                              Jeffery S. Phlegar; (see above)                   (see above)

Advisory Agreement and Fees

     Each Portfolio's investment adviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105. The Adviser is a leading international investment adviser managing client accounts with assets as of September 30, 2007 totaling more than $813.0 billion (of which approximately $104.1 billion represented the assets of investment companies). As of September 30, 2007, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 55 of the nation's FORTUNE 100 companies), for public employee retirement funds in 37 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 40 registered investment companies managed by the Adviser, comprising 122 separate investment portfolios, currently have approximately 4.0 million shareholder accounts. The Adviser also serves as administrator for each Portfolio.

     Under each Portfolio's advisory agreement with the Adviser (each, an "Advisory Agreement"), the Adviser provides investment advisory services and order placement facilities for the Portfolio and pays all compensation of directors and officers of the Portfolio who are affiliated persons of the Adviser. Under the Advisory Agreements of Global Bond and High Grade, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of its average daily net assets. Under the Advisory Agreements of High Yield, Global Dollar and AGI, each Portfolio pays the Adviser an advisory fee at an annual rate of .50% of its average daily net assets.

     The Advisory Agreements, by their terms, continue in effect from year to year if such continuance is specifically approved, at least annually, by a majority vote of the Directors of a Portfolio who neither are interested persons of the Portfolio nor have any direct or indirect financial interest in the Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval. A discussion regarding the basis for the Directors' approval of the investment advisory contracts of the Portfolios is available in each Portfolio's Annual Report to Shareholders for the fiscal year ended December 31, 2007.

     The Adviser is the subject of certain legal proceedings and a discussion of those proceedings is presented in Appendix H.

Distributor

     AllianceBernstein Investments, Inc. ("ABI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of each Portfolio's shares. Under a Distribution Services Agreement, adopted under each Portfolio's Rule 12b-1 plan, the Portfolios pay distribution and service fees to the Distributor at an annual rate of 25% of each Portfolio's average daily net assets attributable to their Class B shares. The Distribution Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

Other Service Providers

     The Portfolios will have the same service providers after the Acquisitions. AllianceBernstein Investor Services, Inc. ("ABIS"), an affiliate of the Adviser, provides shareholder services for the Portfolios. The Portfolios compensate ABIS for these services. The Bank of New York, 1 Wall Street, New York, New York 10286, serves as custodian for the Portfolios. ABIS, P.O. Box 786003, San Antonio, TX 78278-6003, serves as transfer agent for the Portfolios. After the Acquisitions, The Bank of New York and ABIS will serve, respectively, as custodian and transfer agent for the combined Portfolio. Ernst & Young LLP serves as the independent registered public accounting firm for the Portfolios and will continue to serve in that capacity for the combined Portfolio after the Acquisition.

                                  LEGAL MATTERS

     The validity of the shares of High Grade offered hereby will be passed upon for High Yield, Global Bond, AGI and Global Dollar by Seward & Kissel LLP.

                                     EXPERTS

     The audited financial statements and financial highlights in the Prospectus and the SAI have been included in reliance on the report of Ernst & Young LLP, 5 Times Square, New York, New York, 10036, the independent registered public accounting firm for each of the Portfolios, given on its authority as experts in auditing and accounting.

                              FINANCIAL HIGHLIGHTS

     Financial highlights information for the Portfolios is available at Appendix J.

                                   APPENDIX A

                        COMPARISON OF INVESTMENT POLICIES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Combined Portfolio Proposed
                                High Yield                   High Grade                  Policy Changes
------------------------------------------------------------------------------------------------------------------------------------
   Investment Objective         The Portfolio's              The Portfolio's             The Portfolio's
                                investment objective is      investment objective is     investment objective is
                                to earn the highest level    high current income         to generate income and
                                of current income            consistent with             price appreciation
                                available without            preservation of capital.    without assuming what the
                                assuming undue risk by                                   Adviser considers undue
                                investing principally in                                 risk.
                                high-yielding
                                fixed-income securities
                                rated Baa or lower by
                                Moody's or BBB or lower
                                by S&P or Fitch or, if
                                unrated, of comparable
                                quality as determined by
                                the Adviser.

                                As a secondary objective,
                                the Portfolio seeks
                                capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
                                            Investment Policies(1)
------------------------------------------------------------------------------------------------------------------------------------
   Status                       The Portfolio is             The Portfolio is            No change.
                                diversified. (F)             diversified. (F)

   Rule 35d-1-80% Policy        The Portfolio invests,       The Portfolio invests,      The combined Portfolio
                                under normal                 under normal                will invest, under normal
                                circumstances, at least      circumstances, at least     circumstances, at least
                                80% of its net assets in     80% of its net assets in    80% of its net assets in
                                high yield fixed-income      U.S. Government or          fixed-income securities.
                                securities.                  high-grade fixed-income
                                                             securities rated A or       The combined Portfolio
                                                             better by S&P and           will be renamed the
                                                             Moody's or equivalent       Intermediate Bond
                                                             rating.                     Portfolio.

   Other Investments            The Portfolio invests in     The Portfolio's             The Portfolio expects to
                                a diversified mix of high    investments include         invest in readily
                                yield, below investment      mortgage-backed             marketable fixed-income
                                grade fixed-income           securities and              securities.  The
                                securities, known as         repurchase agreements       Portfolio may invest in
                                "junk bonds."                relating to U.S.            mortgage-related and
                                The Portfolio may invest     Government securities.      other asset-backed
                                up to 25% of its net         U.S. Government             securities, loan
                                assets in U.S.               securities in which the     participations,
                                Dollar-denominated           Portfolio invests may       inflation-protected
                                securities issued by         include a significant       securities, structured
                                non-U.S. entities and up     amount of securities        securities, variable,
                                to 20% of its net assets     issued by                   floating and inverse
                                in non-U.S.                  government-sponsored        floating rate
                                Dollar-denominated           entities, such as the       instruments, preferred
                                securities of such           Federal National            stocks, and may use other
                                issuers.                     Mortgage Association, or    investment techniques.
                                                             FNMA, or the Federal
                                                             Home Loan Mortgage          The Portfolio may invest
                                                             Corporation, or FHLMC,      without limit in U.S.
                                                             which are neither issued    Dollar-denominated
                                                             nor guaranteed by the       foreign fixed-income
                                                             U.S. Government.            securities and may invest
                                                                                         up to 25% of its assets
                                                             The Portfolio may also      in non-U.S.
                                                             invest in investment        Dollar-denominated
                                                             grade corporate and         foreign fixed-income
                                                             other debt securities.      securities.  These
                                                             These include hybrid and    investments may include,
                                                             structured debt             in each case, developed
                                                             instruments as well as      and emerging market
                                                             U.S. Dollar-denominated     securities.
                                                             securities issued by
                                                             non-U.S. corporations
                                                             and governments.
------------------------------------------------------------------------------------------------------------------------------------
   Credit Quality               The Portfolio normally       The Portfolio will not      The combined Portfolio
                                does not invest in           invest in any security      will be able to invest up
                                securities rated below       rated below BBB- by S&P     to 25% of its assets in
                                Caa3 by Moody's or CCC-      or Baa3 by Moody's or       below investment grade
                                by S&P or equivalent         equivalent quality.         securities.
                                rating.
------------------------------------------------------------------------------------------------------------------------------------
   Maturity                     The Portfolio may invest     The Portfolio may invest    In addition, the
                                in fixed-income              in fixed-income             Portfolio expects to
                                securities with a range      securities with a range     invest in fixed-income
                                of maturities from short-    of maturities from          securities with a
                                to long-term.                short- to long-term.        dollar-weighted average
                                                                                         maturity of generally
                                                                                         between three to ten
                                                                                         years and an average
                                                                                         duration of three to six
                                                                                         years.
------------------------------------------------------------------------------------------------------------------------------------
   Mortgage-Related and         The Portfolio may invest     Same.                       No change.
   Other Asset-Backed           in mortgage-backed
   Securities                   securities and other
                                asset-backed securities.
------------------------------------------------------------------------------------------------------------------------------------
   Structured                   The Portfolio may invest     Same.                       In addition, the
   Securities/Basket            in securities issued in                                  Portfolio may invest in
   Securities                   structured financing                                     basket securities.
                                transactions, which generally
                                involve aggregating types
                                of debt assets in a pool or
                                special purpose entity and
                                then issuing new
                                securities.
------------------------------------------------------------------------------------------------------------------------------------
   Inflation-Protected          The Portfolio may invest     The Portfolio may invest    No change.
   Securities                   in inflation-protected       in inflation-protected
                                securities.                  securities.

------------------------------------------------------------------------------------------------------------------------------------
   Derivatives                  The Portfolio may, but is    Same.                       No change.
                                not required to, use
                                derivatives for risk
                                management purposes or as
                                part of its investment
                                strategies.  The
                                Portfolio may use forward
                                contracts, forward
                                currency exchange
                                contracts, futures
                                contracts and options on
                                futures contracts,
                                options, swap
                                transactions and credit
                                default swap agreements.
------------------------------------------------------------------------------------------------------------------------------------
   Credit Default Swap          The Portfolio will not       None.                       No change.
   Agreements                   enter into a credit
                                default swap if the swap
                                provides for settlement
                                by physical delivery and
                                such delivery would
                                result in the Portfolio
                                investing less than 80%
                                of its net assets in high
                                yield debt securities.
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Currencies/Forward   The Portfolio may buy and    None.                       The Adviser will actively
   Currency Exchange            sell currencies other                                    manage the Portfolio's
   Contracts                    than the U.S. Dollar or                                  currency exposures and
                                enter into currency                                      may seek investment
                                exchange contracts                                       opportunities by taking
                                principally for the                                      long or short positions
                                purpose of preserving the                                in currencies through the
                                value of securities                                      use of currency-related
                                denominated in currencies                                derivatives, including
                                other than the U.S.                                      forward currency exchange
                                Dollar or in anticipation                                contracts, futures and
                                of purchasing such                                       options on futures, swaps
                                securities.                                              and options.  The

                                                                                         Portfolio may also conduct currency
                                                                                         exchange contracts on a spot basis
                                                                                         (i.e., for cash at the spot rate
                                                                                         prevailing in the currency exchange
                                                                                         market for buying and selling
                                                                                         currencies).
------------------------------------------------------------------------------------------------------------------------------------
   Preferred Stock              The Portfolio may invest     None.                       The Portfolio may invest
                                in preferred stocks.                                     in preferred stocks.
------------------------------------------------------------------------------------------------------------------------------------
   Repurchase                   The Portfolio may enter      The Portfolio may enter     The Portfolio may enter
   Agreements                   into repurchase              into repurchase             into repurchase
                                agreements terminable        agreements pertaining to    agreements.
                                within seven days and so     U.S. Government
                                long as such investments     Securities.
                                do not in the aggregate
                                exceed the Portfolio's
                                investment restrictions.
------------------------------------------------------------------------------------------------------------------------------------
   Variable and                 The Portfolio may invest     Same.                       No change.
   Floating Rate                in variable, floating and
   Instruments                  inverse floating rate
                                instruments.
------------------------------------------------------------------------------------------------------------------------------------
   Forward                      The Portfolio may            The Portfolio may enter     No change.
   Commitment                   purchase or sell             into forward commitments
   Transactions and             securities on a forward      for the purchase or sale
   When-Issued                  commitment basis and may     of securities.  Such
   Delayed Delivery             purchase securities          transactions may include
   Securities                   offered on a when-issued     purchases on a
                                basis. The value of the      "when-issued" basis or
                                Portfolio's commitments      purchases or sales on a
                                to purchase the              "delayed delivery" basis.
                                securities of any one
                                issuer, together with the
                                value of all securities
                                of such issuer owned by
                                the Portfolio, may not
                                exceed 5% of the value of
                                the Portfolio's total
                                assets at the time the
                                initial commitment to
                                purchase such securities
                                is made.
------------------------------------------------------------------------------------------------------------------------------------
   Zero Coupon Securities       None.                        The Portfolio may invest    No change.
                                                             in zero coupon Treasury
                                                             securities.
------------------------------------------------------------------------------------------------------------------------------------
   Reverse Repurchase           None.                        The Portfolio may enter     No change.
   Agreements and                                            into reverse repurchase
   Dollar                                                    Rolls agreements
                                                             and dollar rolls,
                                                             subject to the
                                                             Portfolio's
                                                             limitations on
                                                             borrowings..
------------------------------------------------------------------------------------------------------------------------------------
   Rights and                   None.                        None.                       No change.
   Warrants
------------------------------------------------------------------------------------------------------------------------------------
   Loan Participations          The Portfolio may invest     Same.                       No change.
                                in corporate loans either
                                by participating as
                                co-lender at the time the
                                loan is originated or by
                                buying an interest in the
                                loan in the secondary
                                market from a financial
                                institution or
                                institutional investor.
------------------------------------------------------------------------------------------------------------------------------------
   Standby                      None.                        None.                       No change.
   Commitment
   Agreements
------------------------------------------------------------------------------------------------------------------------------------
   Other Investment             The Portfolio may invest     Same.                       No change.
    Companies                   in other investment
                                companies as permitted by
                                the Investment Company
                                Act of 1940, as amended, or
                                the rules and  regulations
                                thereunder. The Portfolio
                                intends to invest uninvested
                                cash balances in an affiliated
                                money market fund as permitted
                                by Rule 12d1-1
                                under the 1940 Act.
------------------------------------------------------------------------------------------------------------------------------------
   Illiquid Securities          The Portfolio will limit     Same.                       No change.
                                its investments in
                                illiquid securities to no
                                more than 15% of its net
                                assets or such other
                                amount permitted by
                                guidance regarding the
                                1940 Act.
------------------------------------------------------------------------------------------------------------------------------------
   Margin                       The Portfolio may not        Same.                       No change.
                                purchase securities on
                                margin, except (i) as
                                otherwise provided under
                                rules adopted by the
                                Commission under the 1940
                                Act or by guidance regarding
                                the 1940 Act, or interpretations
                                thereof, and (ii) that the
                                Portfolio may obtain such
                                short-term credits as are
                                necessary for the clearance
                                of portfolio transactions,
                                and the Portfolio may make
                                margin payments in connection
                                with futures contracts,
                                options, forward contracts,
                                swaps, caps, floors, collars
                                and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
   Short Sales                  The Portfolio may make       Same.                       No change.
                                short sales a part of
                                overall portfolio
                                management or to offset a
                                potential decline in the
                                value of a security.
------------------------------------------------------------------------------------------------------------------------------------
   Securities Lending           For the purposes of          Same.                       No change.
                                achieving income, the
                                Portfolio may make
                                secured loans of
                                portfolio securities to
                                brokers, dealers and
                                financial institutions,
                                provided a number of
                                conditions are satisfied,
                                including that the loan
                                is fully collateralized.
                                The Portfolio may pay
                                reasonable finders',
                                administrative, and custodial
                                fees in connection
                                with a loan.
------------------------------------------------------------------------------------------------------------------------------------
   Borrowing                    The Portfolio may not        Same.                       No change.
                                issue any senior security
                                (as that term is defined
                                in the 1940 Act) or
                                borrow money, except to
                                the extent permitted by
                                the 1940 Act or the rules
                                and regulations
                                thereunder (as such
                                statute, rules or
                                regulations may be
                                amended from time to
                                time) or by guidance
                                regarding, or
                                interpretations of, or
                                exemptive orders under,
                                the 1940 Act or the rules
                                or regulations thereunder
                                published by appropriate
                                regulatory authorities.
                                For the purposes of this
                                restriction, margin and
                                collateral arrangements,
                                including, for example,
                                with respect to permitted
                                borrowings, options,
                                futures contracts,
                                options on futures
                                contracts and other
                                derivatives such as
                                swaps, are not deemed to
                                be the issuance of a
                                senior security.  (F)
------------------------------------------------------------------------------------------------------------------------------------
   Lending                      The Portfolio may not        Same.                       No change.
                                make loans except through
                                (i) the purchase of debt
                                obligations in accordance
                                with its investment
                                objective and policies;
                                (ii) the lending of
                                portfolio securities;
                                (iii) the use of
                                repurchase agreements; or
                                (iv) the making of loans
                                to affiliated funds as
                                permitted under the 1940
                                Act, the rules and
                                regulations thereunder
                                (as such statutes, rule
                                or regulations may be
                                amended from time to
                                time), or by guidance
                                regarding, and
                                interpretations of, or
                                exemptive orders under,
                                the 1940 Act. (F)
------------------------------------------------------------------------------------------------------------------------------------
   Underwriting                 The Portfolio may not act    Same.                       No change.
                                as an underwriter of
                                securities, except that
                                the Portfolio may acquire
                                restricted securities
                                under circumstances in
                                which, if such securities
                                were sold, the Portfolio
                                might be deemed to be an
                                underwriter for purposes
                                of the Securities Act of
                                1933, as amended. (F)
------------------------------------------------------------------------------------------------------------------------------------
   Industry                     The Portfolio may not        Same.                       No change.
   Concentration                concentrate investments
                                in an industry, as
                                concentration may be defined
                                under the 1940 Act or the
                                rules and regulations
                                thereunder (as such statute,
                                rules or regulations may be
                                amended from time to time) or
                                by guidance regarding,
                                interpretations of, or
                                exemptive orders under, the
                                1940 Act or the rules or
                                regulations thereunder
                                published by appropriate
                                regulatory authorities.(F)
------------------------------------------------------------------------------------------------------------------------------------
   Real Estate                  The Portfolio may not        Same.                       No change.
                                purchase or sell real
                                estate except that it may
                                dispose of real estate
                                acquired as a result of
                                the ownership of
                                securities or other
                                instruments. This
                                restriction does not
                                prohibit the Portfolio
                                from investing in
                                securities or other
                                instruments backed by
                                real estate or in
                                securities of companies
                                engaged in the real
                                estate business. (F)
------------------------------------------------------------------------------------------------------------------------------------
   Commodities                  The Portfolio may not        Same.                       No change.
                                purchase or sell
                                commodities regulated by
                                the Commodity Futures
                                Trading Commission under
                                the Commodity Exchange
                                Act or commodities
                                contracts except for
                                futures contracts and
                                options on futures
                                contracts. (F)

----------
(1)  Policies with the notation "F" are fundamental polices.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Combined Portfolio
                                    Global Bond                   High Grade                   Proposed Policy Changes
------------------------------------------------------------------------------------------------------------------------------------
       Investment Objective        The Portfolio's investment     The Portfolio's              The Portfolio's
                                   objective is to provide a      investment objective is      investment objective is
                                   high level of return           high current income          to generate income and
                                   through a combination of       consistent with              price appreciation
                                   current income and capital     preservation of capital.     without assuming what
                                   appreciation by investing                                   the Adviser considers
                                   in a globally diversified                                   undue risk.
                                   portfolio of high-quality
                                   debt securities denominated
                                   in the U.S. Dollar and a
                                   range of currencies other
                                   than the U.S. Dollar.
------------------------------------------------------------------------------------------------------------------------------------
                                                      Investment Policies
------------------------------------------------------------------------------------------------------------------------------------
       Status                      The Portfolio is               The Portfolio is             No change.
                                   non-diversified.               diversified. (F)
------------------------------------------------------------------------------------------------------------------------------------
       Rule 35d-1-80% Policy       The Portfolio invests,         The Portfolio invests,       The combined Portfolio
                                   under normal circumstances,    under normal                 will invest, under
                                   at least 80% of its net        circumstances, at least      normal circumstances, at
                                   assets in bonds and other      80% of its net assets in     least 80% of its net
                                   fixed-income securities.       U.S. Government or           assets in fixed-income
                                                                  high-grade fixed-income      securities.
                                                                  securities rated A or
                                                                  better by S&P and Moody's    The combined Portfolio
                                                                  or equivalent rating.        will be renamed the
                                                                                               Intermediate Bond
                                                                                               Portfolio.
------------------------------------------------------------------------------------------------------------------------------------
       Other Investments           The Portfolio normally         The Portfolio's              The Portfolio expects to
                                   invests at least 65% of its    investments include          invest in readily
                                   net assets in fixed-income     mortgage-backed              marketable fixed-income
                                   securities of at least         securities and repurchase    securities.  The
                                   three countries.               agreements relating to       Portfolio may invest in
                                   The Portfolio invests in       U.S. Government              mortgage-related and
                                   U.S. Government securities,    securities.  U.S.            other asset-backed
                                   securities issued by           Government securities in     securities, loan
                                   governments other than the     which the Portfolio          participations,
                                   U.S. Government or             invests may include a        inflation-protected
                                   supranational organization     significant amount of        securities, structured
                                   debt securities, corporate     securities issued by         securities, variable,
                                   debt obligations, and          government-sponsored         floating and inverse
                                   commercial paper of banks      entities, such as the        floating rate
                                   and bank holding               Federal National Mortgage    instruments, preferred
                                   companies.  The Portfolio's    Association, or FNMA, or     stocks, and may use
                                   non-U.S. investments are       the Federal Home Loan        other investment
                                   generally denominated in       Mortgage Corporation, or     techniques.
                                   currencies other than the      FHLMC, which are neither
                                   U.S. Dollar.                   issued nor guaranteed by     The Portfolio may invest
                                                                  the U.S. Government.         without limit in U.S.
                                   The Portfolio invests                                       Dollar-denominated
                                   approximately 25% of its       The Portfolio may also       foreign fixed-income
                                   net assets in U.S.             invest in investment         securities and may
                                   Dollar-denominated             grade corporate and other    invest up to 25% of its
                                   fixed-income securities.       debt securities.  These      assets in non-U.S.
                                                                  include hybrid and           Dollar-denominated
                                                                  structured debt              foreign fixed-income
                                                                  instruments as well as       securities.  These
                                                                  U.S. Dollar-denominated      investments may include,
                                                                  securities issued by         in each case, developed
                                                                  non-U.S. corporations and    and emerging market
                                                                  governments.                 securities.
------------------------------------------------------------------------------------------------------------------------------------
       Credit Quality              The Portfolio seeks to         The Portfolio will not       The combined Portfolio
                                   minimize investment risk by    invest in any security       will be able to invest
                                   limiting its investments to    rated below BBB- by S&P      up to 25% of its assets
                                   high-quality fixed-income      or Baa3 by Moody's or        in below investment
                                   securities and normally        equivalent quality.          grade securities.
                                   invests in securities rated
                                   in the two highest ratings
                                   categories.

                                   Investments in securities
                                   rated below AA will be
                                   considered, but the Adviser
                                   does not anticipate such
                                   investments to exceed 5% of
                                   net assets.
------------------------------------------------------------------------------------------------------------------------------------
       Maturity                    The Portfolio's investments    The Portfolio may invest     In addition, the
                                   are expected to have an        in fixed-income              Portfolio expects to
                                   average weighted maturity      securities with a range      invest in fixed-income
                                   that varies between one        of maturities from short-    securities with a
                                   year or less and 10 years.     to long-term.                dollar-weighted average
                                                                                               maturity of generally
                                                                                               between three to ten
                                                                                               years and an average
                                                                                               duration of three to six
                                                                                               years.
------------------------------------------------------------------------------------------------------------------------------------
     Mortgage-Related and Other    The Portfolio may invest in    Same.                        No change.
     Asset-Backed Securities       mortgage-backed securities
                                   and other asset-backed
                                   securities.
------------------------------------------------------------------------------------------------------------------------------------
     Structured                    The Portfolio may invest in    Same.                        In addition, the
     Securities/Basket             securities issued in                                        Portfolio may invest in
     Securities                    structured financing                                        basket securities.
                                   transactions, which generally
                                   involve aggregating types of
                                   debt assets in a pool or
                                   special purpose entity and then
                                   issuing new securities.
------------------------------------------------------------------------------------------------------------------------------------
     Inflation-Protected           None.                          The Portfolio may invest     No change.
     Securities                                                   in inflation-protected
                                                                  securities.
------------------------------------------------------------------------------------------------------------------------------------
     Derivatives                   The Portfolio may, but is      Same.                        No change.
                                   not required to, use
                                   derivatives for risk
                                   management purposes or as
                                   part of its investment
                                   strategies.  The Portfolio
                                   may use forward contracts,
                                   forward currency exchange
                                   contracts, futures
                                   contracts and options on
                                   futures contracts, options,
                                   swap transactions and
                                   credit default swap
                                   agreements.
------------------------------------------------------------------------------------------------------------------------------------
     Credit Default Swap           The Portfolio will not         None.                        No change.
     Agreements                    enter into a credit default
                                   swap if the swap provides
                                   for settlement by physical
                                   delivery and such delivery
                                   would result in the Portfolio
                                   investing inconsistently with
                                   its policy of investing in
                                   high-quality debt securities.
------------------------------------------------------------------------------------------------------------------------------------
     Foreign Currencies/Forward    None.                          None.                        The Adviser will actively Currency
                                                                                               Exchange Contracts manage the
                                                                                               Portfolio's currency exposures and
                                                                                               may seek investment opportunities
                                                                                               by taking long or short positions
                                                                                               in currencies through the use of
                                                                                               currency-related derivatives,
                                                                                               including forward currency exchange
                                                                                               contracts, futures and options on
                                                                                               futures, swaps and options. The
                                                                                               Portfolio may also conduct currency
                                                                                               exchange contracts on a spot basis
                                                                                               (i.e., for cash at the spot rate
                                                                                               prevailing in the currency exchange
                                                                                               market for buying and selling
                                                                                               currencies).
------------------------------------------------------------------------------------------------------------------------------------
     Preferred Stock               None.                          None.                        The Portfolio may invest in
                                                                                               preferred stocks.
------------------------------------------------------------------------------------------------------------------------------------
     Repurchase                    The Portfolio may enter        The Portfolio may enter      The Portfolio may enter
     Agreements                    into repurchase agreements.    into repurchase agreements   into repurchase
                                                                  pertaining to U.S.           agreements.
                                                                  Government Securities.
------------------------------------------------------------------------------------------------------------------------------------
     Variable and                  The Portfolio may invest in    Same.                        No change.
     Floating Rate                 variable, floating and
     Instruments                   inverse floating rate
                                   instruments.
------------------------------------------------------------------------------------------------------------------------------------
     Forward                       None.                          The Portfolio may enter      No change.
     Commitment                                                   into forward commitments
     Transactions and                                             for the purchase or sale
     When-Issued                                                  of securities.  Such
     Delayed Delivery                                             transactions may include
     Securities                                                   purchases on a
                                                                  "when-issued" basis or
                                                                  purchases or sales on a
                                                                  "delayed delivery" basis.
------------------------------------------------------------------------------------------------------------------------------------
     Zero Coupon Securities        None.                          The Portfolio may invest     No change.
                                                                  in zero coupon Treasury
                                                                  securities.
------------------------------------------------------------------------------------------------------------------------------------
     Reverse Repurchase            None.                          The Portfolio may enter      No change.
     Agreements and                                               into reverse repurchase
     Dollar                                                       Rolls agreements
                                                                  and dollar rolls, subject
                                                                  to the Portfolio's
                                                                  limitations on borrowings.
------------------------------------------------------------------------------------------------------------------------------------
     Rights and                    The Portfolio may invest in    None.                        No change.
     Warrants                      rights and warrants.
------------------------------------------------------------------------------------------------------------------------------------
     Loan Participations           The Portfolio may invest in    Same.                        No change.
                                   corporate loans either by
                                   participating as co-lender
                                   at the time the loan is
                                   originated or by buying an
                                   interest in the loan in the
                                   secondary market from a
                                   financial institution or
                                   institutional investor.
------------------------------------------------------------------------------------------------------------------------------------
     Standby                       None.                          None.                        No change.
     Commitment
     Agreements
------------------------------------------------------------------------------------------------------------------------------------
     Other Investment              The Portfolio may invest in    Same.                        No change.
     Companies                     other investment companies
                                   as permitted by the Investment
                                   Company Act of 1940, as amended,
                                   or the rules and regulations
                                   thereunder. The Portfolio
                                   intends to invest uninvested
                                   cash balances in an affiliated
                                   money market fund as permitted
                                   by Rule 12d1-1 under the 1940 Act.
------------------------------------------------------------------------------------------------------------------------------------
     Illiquid Securities           The Portfolio will limit       Same.                        No change.
                                   its investments in illiquid
                                   securities to no more than
                                   15% of its net assets or
                                   such other amount permitted
                                   by guidance regarding the
                                   1940 Act.
------------------------------------------------------------------------------------------------------------------------------------
     Margin                        The Portfolio may not          Same.                        No change.
                                   purchase securities on
                                   margin, except (i) as
                                   otherwise provided under
                                   rules adopted by the
                                   Commission under the 1940
                                   Act or by guidance
                                   regarding the 1940 Act,
                                   or interpretations
                                   thereof, and (ii) that
                                   the Portfolio may obtain
                                   such short-term credits
                                   as are necessary for the
                                   clearance of portfolio
                                   transactions, and the
                                   Portfolio may make margin
                                   payments in connection
                                   with futures contracts,
                                   options, forward
                                   contracts, swaps, caps,
                                   floors, collars and other
                                   financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
     Short Sales                   The Portfolio may make         Same.                        No change.
                                   short sales a part of
                                   overall portfolio
                                   management or to offset a
                                   potential decline in the
                                   value of a security.
------------------------------------------------------------------------------------------------------------------------------------
   Securities Lending              For the purposes of            Same.                        No change.
                                   achieving income, the
                                   Portfolio may make secured
                                   loans of portfolio
                                   securities to brokers,
                                   dealers and financial
                                   institutions, provided a
                                   number of conditions are
                                   satisfied, including that
                                   the loan is fully
                                   collateralized.  The
                                   Portfolio may pay
                                   reasonable finders',
                                   administrative, and
                                   custodial fees in
                                   connection with a loan.
------------------------------------------------------------------------------------------------------------------------------------
     Borrowing                     The Portfolio may not issue    Same.                        No change.
                                   any senior security (as
                                   that term is defined in the
                                   1940 Act) or borrow money,
                                   except to the extent
                                   permitted by the 1940 Act
                                   or the rules and
                                   regulations thereunder (as
                                   such statute, rules or
                                   regulations may be amended
                                   from time to time) or by
                                   guidance regarding, or
                                   interpretations of, or
                                   exemptive orders under, the
                                   1940 Act or the rules or
                                   regulations thereunder
                                   published by appropriate
                                   regulatory authorities.
                                   For the purposes of this
                                   restriction, margin and
                                   collateral arrangements,
                                   including, for example,
                                   with respect to permitted
                                   borrowings, options,
                                   futures contracts, options
                                   on futures contracts and
                                   other derivatives such as
                                   swaps, are not deemed to be
                                   the issuance of a senior
                                   security.  (F)
------------------------------------------------------------------------------------------------------------------------------------
   Lending                         The Portfolio may not make     Same.                        No change.
                                   loans except through (i)
                                   the purchase of debt
                                   obligations in accordance
                                   with its investment
                                   objective and policies;
                                   (ii) the lending of
                                   portfolio securities; (iii)
                                   the use of repurchase
                                   agreements; or (iv) the
                                   making of loans to
                                   affiliated funds as
                                   permitted under the 1940
                                   Act, the rules and
                                   regulations thereunder (as
                                   such statutes, rule or
                                   regulations may be amended
                                   from time to time), or by
                                   guidance regarding, and
                                   interpretations of, or
                                   exemptive orders under, the
                                   1940 Act. (F)
------------------------------------------------------------------------------------------------------------------------------------
     Underwriting                  The Portfolio may not act      Same.                        No change.
                                   as an underwriter of
                                   securities, except that the
                                   Portfolio may acquire
                                   restricted securities under
                                   circumstances in which, if
                                   such securities were sold,
                                   the Portfolio might be
                                   deemed to be an underwriter
                                   for purposes of the
                                   Securities Act of 1933, as
                                   amended. (F)
------------------------------------------------------------------------------------------------------------------------------------
     Industry                      The Portfolio may not          Same.                        No change.
     Concentration                 concentrate investments in
                                   an industry, as
                                   concentration may be
                                   defined under the 1940 Act
                                   or the rules and
                                   regulations thereunder (as
                                   such statute, rules or
                                   regulations may be amended
                                   from time to time) or by
                                   guidance regarding,
                                   interpretations of, or
                                   exemptive orders under, the
                                   1940 Act or the rules or
                                   regulations thereunder
                                   published by appropriate
                                   regulatory authorities. (F)
------------------------------------------------------------------------------------------------------------------------------------
     Real Estate                   The Portfolio may not          Same.                        No change.
                                   purchase or sell real
                                   estate except that it may
                                   dispose of real estate
                                   acquired as a result of the
                                   ownership of securities or
                                   other instruments. This
                                   restriction does not
                                   prohibit the Portfolio from
                                   investing in securities or
                                   other instruments backed by
                                   real estate or in
                                   securities of companies
                                   engaged in the real estate
                                   business. (F)
------------------------------------------------------------------------------------------------------------------------------------
     Commodities                   The Portfolio may not          Same.                        No change.
                                   purchase or sell
                                   commodities regulated by
                                   the Commodity Futures
                                   Trading Commission under
                                   the Commodity Exchange Act
                                   or commodities contracts
                                   except for futures
                                   contracts and options on
                                   futures contracts. (F)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Combined Portfolio Proposed
                                 AGI                             High Grade                    Policy Changes
------------------------------------------------------------------------------------------------------------------------------------
   Investment Objective          The Portfolio's investment      The Portfolio's investment    The Portfolio's
                                 objective is to maximize        objective is high current     investment objective is
                                 current income, consistent      income consistent with        to generate income and
                                 with what the Adviser           preservation of capital.      price appreciation
                                 considers to be prudent                                       without assuming what the
                                 investment risk, that is                                      Adviser considers undue
                                 available from a portfolio                                    risk.
                                 of debt securities issued or
                                 guaranteed by the
                                 governments of the United
                                 States, Canada, and Mexico,
                                 their political subdivisions
                                 (including Canadian
                                 Provinces, but excluding
                                 states of the United
                                 States), agencies,
                                 instrumentalities or
                                 authorities ("Government
                                 Securities").
------------------------------------------------------------------------------------------------------------------------------------
                                                     Investment Policies
------------------------------------------------------------------------------------------------------------------------------------
   Status                        The Portfolio is                The Portfolio is              No change.
                                 non-diversified.                diversified. (F)
------------------------------------------------------------------------------------------------------------------------------------
   Rule 35d-1-80% Policy         The Portfolio normally          The Portfolio invests,        The combined Portfolio
                                 invests at least 80% of its     under normal                  will invest, under normal
                                 net assets in fixed-income      circumstances, at least       circumstances, at least
                                 securities of issuers           80% of its net assets in      80% of its net assets in
                                 located in countries in         U.S. Government or            fixed-income securities.
                                 North, Central, or South        high-grade fixed-income
                                 America and at least 80% of     securities rated A or         The combined Portfolio
                                 its net assets in government    better by S&P and Moody's     will be renamed the
                                 securities.                     or equivalent rating.         Intermediate Bond
                                                                                               Portfolio.
------------------------------------------------------------------------------------------------------------------------------------
   Other Investments             The Portfolio primarily         The Portfolio's               The Portfolio expects to
                                 invests in fixed-income         investments include           invest in readily
                                 securities issued or            mortgage-backed securities    marketable fixed-income
                                 guaranteed by (i) the           and repurchase agreements     securities.  The
                                 federal governments of the      relating to U.S.              Portfolio may invest in
                                 United States, Canada, and      Government securities.        mortgage-related and
                                 Mexico; (ii)                    U.S. Government securities    other asset-backed
                                 government-related entities     in which the Portfolio        securities, loan
                                 in the United States,           invests may include a         participations,
                                 Canada, and Mexico; and         significant amount of         inflation-protected
                                 (iii) the provincial            securities issued by          securities, structured
                                 governments of Canada and       government-sponsored          securities, variable,
                                 Mexico.                         entities, such as the         floating and inverse
                                 To the extent that its          Federal National Mortgage     floating rate
                                 assets are not invested in      Association, or FNMA, or      instruments, preferred
                                 Government Securities, the      the Federal Home Loan         stocks, and may use other
                                 Portfolio may invest the        Mortgage Corporation, or      investment techniques.
                                 balance of its net assets in    FHLMC, which are neither
                                 investment grade                issued nor guaranteed by      The Portfolio may invest
                                 fixed-income securities         the U.S. Government.          without limit in U.S.
                                 issued by, and denominated                                    Dollar-denominated
                                 in the local currencies of,     The Portfolio may also        foreign fixed-income
                                 governments of countries        invest in investment grade    securities and may invest
                                 located in Central and South    corporate and other debt      up to 25% of its assets
                                 America or any of their         securities.  These include    in non-U.S.
                                 political subdivisions,         hybrid and structured debt    Dollar-denominated
                                 agencies, instrumentalities     instruments as well as        foreign fixed-income
                                 or authorities, provided        U.S. Dollar-denominated       securities.  These
                                 that such securities are        securities issued by          investments may include,
                                 denominated in their local      non-U.S. corporations and     in each case, developed
                                 currencies.  The Portfolio      governments.                  and emerging market
                                 limits its investments in                                     securities.
                                 fixed-income securities
                                 issued by the governmental
                                 entities of any one such
                                 country to 10% of its net
                                 assets.

                                 The Portfolio invests in
                                 investment grade securities
                                 denominated in the U.S. Dollar,
                                 the Canadian Dollar, and the
                                 Mexican Peso and expects to
                                 maintain at least 25% of its
                                 assets in U.S. Dollar
                                 denominated securities.
------------------------------------------------------------------------------------------------------------------------------------
   Credit Quality                The Portfolio expects that      The Portfolio will not        The combined Portfolio
                                 it will not retain a debt       invest in any security        will be able to invest up
                                 security that is downgraded     rated below BBB- by S&P or    to 25% of its assets in
                                 below BBB- or Baa3, or, if      Baa3 by Moody's or            below investment grade
                                 unrated, determined by the      equivalent quality.           securities.
                                 Adviser to have undergone
                                 similar credit quality
                                 deterioration.
------------------------------------------------------------------------------------------------------------------------------------
   Maturity                      The Portfolio may invest in     The Portfolio may invest      In addition, the
                                 fixed-income securities with    in fixed-income securities    Portfolio expects to
                                 a range of maturities from      with a range of maturities    invest in fixed-income
                                 short- to long-term.            from short- to long-term.     securities with a
                                                                                               dollar-weighted average
                                                                                               maturity of generally
                                                                                               between three to ten
                                                                                               years and an average
                                                                                               duration of three to six
                                                                                               years.
------------------------------------------------------------------------------------------------------------------------------------
   Mortgage-Related and Other    The Portfolio may invest in     Same.                         No change.
                                 mortgage-backed securities
   Asset-Backed Securities       and other asset-backed
                                 securities.
------------------------------------------------------------------------------------------------------------------------------------
   Structured                    The Portfolio may invest in     Same.                         In addition, the
   Securities/Basket             securities issued in                                          Portfolio may invest in
   Securities                    structured financing                                          basket securities.
                                 transactions, which generally
                                 involve  aggregating types of
                                 debt assets in a pool or
                                 special purpose entity and then
                                 issuing new securities.
------------------------------------------------------------------------------------------------------------------------------------
   Inflation-Protected           The Portfolio may invest in     The Portfolio may invest      No change.
   Securities                    inflation-protected             in inflation-protected
                                 securities.                     securities.
------------------------------------------------------------------------------------------------------------------------------------
   Derivatives                   The Portfolio may, but is       Same.                         No change.
                                 not required to, use
                                 derivatives for risk
                                 management purposes or as
                                 part of its investment
                                 strategies.  The Portfolio
                                 may use forward contracts,
                                 forward currency exchange
                                 contracts, futures contracts
                                 and options on futures
                                 contracts, options, swap
                                 transactions and credit
                                 default swap agreements.
------------------------------------------------------------------------------------------------------------------------------------
   Credit Default Swap           The Portfolio will not enter    None.                         No change.
   Agreements                    into a credit default swap
                                 if the swap provides for
                                 settlement by physical
                                 delivery and such delivery
                                 would result in the
                                 Portfolio investing (i) less
                                 than 80% of its net assets in
                                 investment grade securities, or
                                 (ii) more than 20% of its net
                                 assets in non-investment grade
                                 securities rated, at the
                                 time of investment, at least
                                 B- or B3.
------------------------------------------------------------------------------------------------------------------------------------
   Foreign Currencies/Forward    None.                           None.                         The Adviser will actively
   Currency Exchange Contracts                                                                 manage the Portfolio's
                                                                                               currency exposures and
                                                                                               may seek investment
                                                                                               opportunities by taking
                                                                                               long or short positions
                                                                                               in currencies through the
                                                                                               use of currency-related
                                                                                               derivatives, including
                                                                                               forward currency exchange
                                                                                               contracts, futures and
                                                                                               options on futures, swaps
                                                                                               and options. The
                                                                                               Portfolio may also
                                                                                               conduct currency exchange
                                                                                               contracts on a spot basis
                                                                                               (i.e., for cash at the
                                                                                               spot rate prevailing in
                                                                                               the currency exchange
                                                                                               market for buying and
                                                                                               selling currencies).
------------------------------------------------------------------------------------------------------------------------------------
   Preferred Stock               None.                           None.                         The Portfolio may invest
                                                                                               in preferred stocks.
------------------------------------------------------------------------------------------------------------------------------------
   Repurchase                    The Portfolio may enter into    The Portfolio may enter       The Portfolio may enter
   Agreements                    repurchase agreements           into repurchase agreements    into repurchase
                                 pertaining to the types of      pertaining to U.S.            agreements.
                                 securities in which it          Government Securities.
                                 invests.
------------------------------------------------------------------------------------------------------------------------------------
   Variable and                  The Portfolio may invest in     Same.                         No change.
   Floating Rate                 variable, floating and
   Instruments                   inverse floating rate
                                 instruments.
------------------------------------------------------------------------------------------------------------------------------------
   Forward                       The Portfolio may enter into    The Portfolio may enter       No change.
   Commitment                    forward commitments.            into forward commitments
   Transactions and                                              for the purchase or sale
   When-Issued                                                   of securities.  Such
   Delayed Delivery                                              transactions may include
   Securities                                                    purchases on a
                                                                 "when-issued" basis or
                                                                 purchases or sales on a
                                                                 "delayed delivery" basis.
------------------------------------------------------------------------------------------------------------------------------------
   Zero Coupon Securities        The Portfolio may invest in     The Portfolio may invest      No change.
                                 zero coupon Treasury            in zero coupon Treasury
                                 securities.                     securities.
------------------------------------------------------------------------------------------------------------------------------------
   Reverse Repurchase            The Portfolio may enter into    Same.                         No change.
   Agreements and                reverse repurchase
   Dollar Rolls                  agreements and dollar rolls,
                                 subject to the Portfolio's
                                 limitations on borrowings.
------------------------------------------------------------------------------------------------------------------------------------
   Rights and                    The Portfolio may invest in     None.                         No change.
   Warrants                      warrants.
------------------------------------------------------------------------------------------------------------------------------------
   Loan Participations           Same.                           Same.                         No change.
------------------------------------------------------------------------------------------------------------------------------------
   Standby                       The Portfolio may enter into    None.                         No change.
   Commitment                    standby commitment
   Agreements                    agreements.
------------------------------------------------------------------------------------------------------------------------------------
   Other Investment              The Portfolio may invest in     Same.                         No change.
   Companies                     other investment companies as
                                 permitted by the Investment
                                 Company Act of 1940, as
                                 amended, or the rules and
                                 regulations thereunder. The
                                 Portfolio intends to invest
                                 uninvested cash balances in an
                                 affiliated money market fund
                                 as permitted by Rule 12d1-1
                                 under the 1940 Act.
------------------------------------------------------------------------------------------------------------------------------------
   Illiquid Securities           The Portfolio will limit its    Same.                         No change.
                                 investments in illiquid
                                 securities to no more than
                                 15% of its net assets or
                                 such other amount permitted
                                 by guidance regarding the
                                 1940 Act.
------------------------------------------------------------------------------------------------------------------------------------
   Margin                        The Portfolio may not purchase  Same.                         No change.
                                 securities on margin, except
                                 (i) as otherwise provided
                                 under rules adopted by the
                                 Commission under the 1940 Act
                                 or by guidance regarding the
                                 1940 Act, or interpretations
                                 thereof, and (ii) that the
                                 Portfolio may obtain such
                                 short-term credits as are
                                 necessary for the clearance of
                                 portfolio transactions, and
                                 the Portfolio may make margin
                                 payments in connection with
                                 futures contracts, options,
                                 forward contracts, swaps,
                                 caps, floors, collars and
                                 other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
   Short Sales                   The Portfolio may make short    Same.                         No change.
                                 sales a part of overall
                                 portfolio management or to
                                 offset a potential decline
                                 in the value of a security.
------------------------------------------------------------------------------------------------------------------------------------
   Securities Lending            For the purposes of             Same.                         No change.
                                 achieving income, the
                                 Portfolio may make secured
                                 loans of portfolio
                                 securities to brokers,
                                 dealers and financial
                                 institutions, provided a
                                 number of conditions are
                                 satisfied, including that
                                 the loan is fully
                                 collateralized.  The
                                 Portfolio may pay reasonable
                                 finders', administrative,
                                 and custodial fees in
                                 connection with a loan.
------------------------------------------------------------------------------------------------------------------------------------
   Borrowing                     The Portfolio may not           Same.                         No change.
                                 issue any senior security
                                 (as that term is defined
                                 in the 1940 Act) or
                                 borrow money, except to
                                 the extent permitted by
                                 the 1940 Act or the rules
                                 and regulations
                                 thereunder (as such
                                 statute, rules or
                                 regulations may be
                                 amended from time to
                                 time) or by guidance
                                 regarding, or
                                 interpretations of, or
                                 exemptive orders under,
                                 the 1940 Act or the rules
                                 or regulations thereunder
                                 published by appropriate
                                 regulatory authorities.
                                 For the purposes of this
                                 restriction, margin and
                                 collateral arrangements,
                                 including, for example,
                                 with respect to permitted
                                 borrowings, options,
                                 futures contracts,
                                 options on futures
                                 contracts and other
                                 derivatives such as
                                 swaps, are not deemed to
                                 be the issuance of a
                                 senior security. (F)
------------------------------------------------------------------------------------------------------------------------------------
   Lending                       The Portfolio may not make      Same.                         No change.
                                 loans except through (i) the
                                 purchase of debt obligations
                                 in accordance with its
                                 investment objective and
                                 policies; (ii) the lending
                                 of portfolio securities;
                                 (iii) the use of repurchase
                                 agreements; or (iv) the
                                 making of loans to
                                 affiliated funds as
                                 permitted under the 1940
                                 Act, the rules and
                                 regulations thereunder (as
                                 such statutes, rule or
                                 regulations may be amended
                                 from time to time), or by
                                 guidance regarding, and
                                 interpretations of, or
                                 exemptive orders under, the
                                 1940 Act. (F)
------------------------------------------------------------------------------------------------------------------------------------
   Underwriting                  The Portfolio may not act as    Same.                         No change.
                                 an underwriter of
                                 securities, except that the
                                 Portfolio may acquire
                                 restricted securities under
                                 circumstances in which, if
                                 such securities were sold,
                                 the Portfolio might be
                                 deemed to be an underwriter
                                 for purposes of the
                                 Securities Act of 1933, as
                                 amended. (F)
------------------------------------------------------------------------------------------------------------------------------------
   Industry                      The Portfolio may not           Same.                         No change.
   Concentration                 concentrate investments in
                                 an industry, as
                                 concentration may be defined
                                 under the 1940 Act or the
                                 rules and regulations
                                 thereunder (as such statute,
                                 rules or regulations may be
                                 amended from time to time)
                                 or by guidance regarding,
                                 interpretations of, or
                                 exemptive orders under, the
                                 1940 Act or the rules or
                                 regulations thereunder
                                 published by appropriate
                                 regulatory authorities. (F)
------------------------------------------------------------------------------------------------------------------------------------
   Real Estate                   The Portfolio may not           Same.                         No change.
                                 purchase or sell real estate
                                 except that it may dispose
                                 of real estate acquired as a
                                 result of the ownership of
                                 securities or other
                                 instruments. This
                                 restriction does not
                                 prohibit the Portfolio from
                                 investing in securities or
                                 other instruments backed by
                                 real estate or in securities
                                 of companies engaged in the
                                 real estate business. (F)
------------------------------------------------------------------------------------------------------------------------------------
   Commodities                   The Portfolio may not           Same.                         No change.
                                 purchase or sell commodities
                                 regulated by the Commodity
                                 Futures Trading Commission
                                 under the Commodity Exchange
                                 Act or commodities contracts
                                 except for futures contracts
                                 and options on futures
                                 contracts. (F)
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Combined Portfolio Proposed
                                 Global Dollar                   High Grade                     Policy Changes
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective         The Portfolio's investment      The Portfolio's investment     The Portfolio's investment
                                 objective is to seek a high     objective is high current      objective is to generate
                                 level of current income.        income consistent with         income and price
                                                                 preservation of capital.       appreciation without
                                 Its secondary objective is                                     assuming what the Adviser
                                 capital appreciation.                                          considers undue risk.
------------------------------------------------------------------------------------------------------------------------------------
                                                     Investment Policies
------------------------------------------------------------------------------------------------------------------------------------
    Status                       The Portfolio is                The Portfolio is               No change.
                                 non-diversified.                diversified. (F)
------------------------------------------------------------------------------------------------------------------------------------
    Rule 35d-1-80% Policy        The Portfolio invests, under    The Portfolio invests,         The combined Portfolio will
                                 normal circumstances, at        under normal circumstances,    invest, under normal
                                 least 80% of its net assets     at least 80% of its net        circumstances, at least 80%
                                 in government securities.       assets in U.S. Government      of its net assets in
                                                                 or high-grade fixed-income     fixed-income securities.
                                                                 securities rated A or
                                                                 better by S&P and Moody's      The combined Portfolio will
                                                                 or equivalent rating.          be renamed the Intermediate
                                                                                                Bond Portfolio.
------------------------------------------------------------------------------------------------------------------------------------
    Other Investments            The Portfolio invests at        The Portfolio may,             In addition, the combined
                                 least 65% of its net assets     consistent with its            Portfolio will be able to
                                 in interests in entities        investment objectives,         invest up to 25% of its
                                 organized and operated          invest up to 20% of its net    assets in non-U.S.
                                 solely for the purpose of       assets in securities other     Dollar-denominated
                                 restructuring the investment    than U.S. Government           securities.
                                 characteristics of sovereign    securities and high grade
                                 debt obligations.               debt securities, including
                                                                 (i) investment grade
                                                                 corporate debt securities
                                 The Portfolio's investments     of a type other than the
                                 in sovereign debt               high grade debt securities
                                 obligations will emphasize      high grade debt securities
                                 debt obligations issued by      collateralized mortgage
                                 countries in the J.P. Morgan    obligations) and (ii)
                                 Emerging Markets Bond Index     certificates of deposit,
                                 Global, which currently         bankers' acceptances and
                                 includes approximately 31       interest-bearing savings
                                 countries whose economies       deposits of banks having
                                 are concluded to be             total assets of more than
                                 developing or emerging from     $1 billion and which are
                                 underdevelopment.               members of the FDIC.

                                 The Portfolio's non-U.S.
                                 investments emphasize           The Portfolio may invest in
                                 emerging markets and            qualifying bank deposits.
                                 developing countries.  The
                                 Portfolio limits its            The Portfolio may invest up
                                 investments in the sovereign    to 20% of its net assets in
                                 debt obligations of any one     foreign/Yankee debt
                                 country to less than 25% of     (sovereign and corporate
                                 its net assets, although the    debt of developed and
                                 Portfolio may invest up to      emerging markets).
                                 30% of its net assets in the
                                 sovereign debt obligations
                                 and corporate fixed-income
                                 securities of issuers in
                                 each of the countries that
                                 constitute part of the
                                 Portfolio's focus, including
                                 Brazil, Mexico, the
                                 Philippines, Russia, Turkey
                                 and Venezuela. The Portfolio
                                 expects that it will not
                                 invest more than 10% of its
                                 net assets in any other
                                 single country outside the
                                 U.S. The Portfolio's
                                 investments in sovereign
                                 debt obligations and
                                 corporate debt securities
                                 are U.S. Dollar-denominated.

                                 The Portfolio invests
                                 substantially all of its
                                 assets in lower-rated
                                 securities or unrated
                                 securities of equivalent
                                 investment quality. The
                                 Portfolio also may invest in
                                 U.S. and non-U.S. corporate
                                 fixed-income securities.
------------------------------------------------------------------------------------------------------------------------------------
    Credit Quality               The Portfolio invests           The Portfolio will not         The combined Portfolio
                                 substantially all of its        invest in any security         will be able to invest up
                                 assets in lower-rated           rated below BBB- by S&P or     to 25% of its assets in
                                 securities, which may           Baa3 by Moody's or             below investment grade
                                 include securities having       equivalent quality.            securities.
                                 the lowest rating for
                                 non-subordinated debt (i.e.,
                                 rated C by Moody's or CCC or
                                 lower by S&P and Fitch) or
                                 unrated securities of
                                 equivalent investment
                                 quality.
------------------------------------------------------------------------------------------------------------------------------------
    Maturity                     The Portfolio may invest in     The Portfolio may invest in    No change.
                                 fixed-income securities with    fixed-income securities
                                 a range of maturities from      with a range of maturities
                                 short- to long-term.            from short- to long-term.
------------------------------------------------------------------------------------------------------------------------------------
    Mortgage-Related and         The Portfolio may invest in     Same.                          No change.
    Other Asset-Backed           mortgage-backed securities
    Securities                   and other asset-backed
                                 securities.
------------------------------------------------------------------------------------------------------------------------------------
    Structured                   The Portfolio may invest in     Same.                          No change.
    Securities/Basket            securities issued in
    Securities                   structured financing
                                 transactions, which
                                 generally involve
                                 aggregating types of debt
                                 assets in a pool or special
                                 purpose entity and then
                                 issuing new securities.
------------------------------------------------------------------------------------------------------------------------------------
    Inflation-Protected          None.                           The Portfolio may invest in    No change.
    Securities                                                   inflation-protected
                                                                 securities.
------------------------------------------------------------------------------------------------------------------------------------
    Derivatives                  The Portfolio may, but is       Same.                          No change.
                                 not required to, use
                                 derivatives for risk
                                 management purposes or as
                                 part of its investment
                                 strategies.  The Portfolio
                                 may use forward contracts,
                                 forward currency exchange
                                 contracts, futures contracts
                                 and options on futures
                                 contracts, options, swap
                                 transactions and credit
                                 default swap agreements.
------------------------------------------------------------------------------------------------------------------------------------
    Credit Default Swap          The Portfolio will not enter    None.                          No change.
    Agreements                   into a credit default swap
                                 if the swap provides for
                                 settlement by physical
                                 delivery and such delivery
                                 would result in the
                                 Portfolio investing less
                                 than 65% of its total
                                 assets in sovereign debt
                                 obligations or in investments
                                 inconsistent with its restrictions
                                 on investing in specific countries.
------------------------------------------------------------------------------------------------------------------------------------
    Foreign Currencies/Forward   None.                           None.                          No change.
    Currency Exchange
    Contracts
------------------------------------------------------------------------------------------------------------------------------------
    Preferred Stock              The Portfolio may invest in     None.                          No change.
                                 preferred stocks of
                                 corporate issuers.

------------------------------------------------------------------------------------------------------------------------------------
    Repurchase                   The Portfolio may enter into    The Portfolio may enter        No change.
    Agreements                   repurchase agreements.          into repurchase agreements
                                                                 pertaining to U.S.
                                                                 Government Securities.
------------------------------------------------------------------------------------------------------------------------------------
    Variable and                 The Portfolio may invest in     Same.                          No change.
    Floating Rate                variable, floating and
    Instruments                  inverse floating rate
                                 instruments.
------------------------------------------------------------------------------------------------------------------------------------
    Forward                      The Portfolio may enter into    The Portfolio may enter        No change.
    Commitment                   forward commitments for the     into forward commitments
    Transactions and             purchase or sale of             for the purchase or sale of
    When-Issued                  securities.  Such               securities.  Such
    Delayed Delivery             transactions may include        transactions may include
    Securities                   purchases on a "when-issued"    purchases on a
                                 basis or purchases or sales     "when-issued" basis or
                                 on a "delayed delivery"         purchases or sales on a
                                 basis.                          "delayed delivery" basis.
------------------------------------------------------------------------------------------------------------------------------------
    Zero Coupon Securities       None.                           The Portfolio may invest in    No change.
                                                                 zero coupon Treasury
                                                                 securities.
------------------------------------------------------------------------------------------------------------------------------------
    Reverse Repurchase           The Portfolio may enter into    Same.                          No change.
    Agreements and               reverse repurchase
    Dollar Rolls                 agreements and dollar rolls,
                                 subject to the Portfolio's
                                 limitations on borrowings.
------------------------------------------------------------------------------------------------------------------------------------
    Rights and                   The Portfolio may invest in     None.                          No change.
    Warrants                     warrants for debt securities
                                 or warrants for equity
                                 securities that are acquired
                                 in connection with debt
                                 instruments.
------------------------------------------------------------------------------------------------------------------------------------
    Loan Participations          The Portfolio may invest in     Same.                          No change.
                                 corporate loans either by
                                 participating as co-lender
                                 at the time the loan is
                                 originated or by buying an
                                 interest in the loan in the
                                 secondary market from a
                                 financial institution or
                                 institutional investor.
------------------------------------------------------------------------------------------------------------------------------------
    Standby                      The Portfolio may enter into    None.                          No change.
    Commitment                   standby commitment
    Agreements                   agreements.
------------------------------------------------------------------------------------------------------------------------------------
    Other Investment             The Portfolio may invest in     Same.                          No change.
    Companies                    other investment companies
                                 as permitted by the Investment
                                 Company Act of 1940, as amended,
                                 or the rules and regulations
                                 thereunder. The Portfolio
                                 intends to invest uninvested
                                 cash balances in an affiliated
                                 money market fund as permitted
                                 by Rule 12d1-1 under
                                 the 1940 Act.
------------------------------------------------------------------------------------------------------------------------------------
    Illiquid Securities          The Portfolio will limit its    Same.                          No change.
                                 investments in illiquid
                                 securities to no more than
                                 15% of its net assets or
                                 such other amount permitted
                                 by guidance regarding the
                                 1940 Act.
------------------------------------------------------------------------------------------------------------------------------------
    Margin                       The Portfolio may not           Same.                          No change.
                                 purchase securities on
                                 margin, except (i) as
                                 otherwise provided under
                                 rules adopted by the
                                 Commission under the 1940
                                 Act or by guidance
                                 regarding the 1940 Act, or
                                 interpretations thereof, and
                                 (ii) that the Portfolio may obtain
                                 such short-term credits as are
                                 necessary for the clearance of
                                 portfolio transactions, and
                                 the Portfolio may make margin
                                 payments in connection with
                                 futures contracts, options,
                                 forward contracts, swaps, caps,
                                 floors, collars and other
                                 financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
    Short Sales                  The Portfolio may make short    Same.                          No change.
                                 sales a part of overall
                                 portfolio management or to
                                 offset a potential decline
                                 in the value of a security.
------------------------------------------------------------------------------------------------------------------------------------
    Securities Lending           For the purposes of             Same.                          No change.
                                 achieving income, the
                                 Portfolio may make secured
                                 loans of portfolio
                                 securities to brokers,
                                 dealers and financial
                                 institutions, provided a
                                 number of conditions are
                                 satisfied, including that
                                 the loan is fully
                                 collateralized.  The
                                 Portfolio may pay reasonable
                                 finders', administrative,
                                 and custodial fees in
                                 connection with a loan.
------------------------------------------------------------------------------------------------------------------------------------
    Borrowing                    The Portfolio may not issue     Same.                          No change.
                                 any senior security (as that
                                 term is defined in the 1940
                                 Act) or borrow money, except
                                 to the extent permitted by the
                                 1940 Act or the rules and
                                 regulations thereunder (as
                                 such statute, rules or
                                 regulations may be amended
                                 from time to time) or by
                                 guidance regarding, or
                                 interpretations of, or
                                 exemptive orders under, the
                                 1940 Act or the rules or
                                 regulations thereunder
                                 published by appropriate
                                 regulatory authorities. For
                                 the purposes of this
                                 restriction, margin and
                                 collateral arrangements,
                                 including, for example, with
                                 respect to permitted
                                 borrowings, options, futures
                                 contracts, options on futures
                                 contracts and other
                                 derivatives such as swaps, are
                                 not deemed to be the issuance
                                 of a senior security. (F)
------------------------------------------------------------------------------------------------------------------------------------
    Lending                      The Portfolio may not make      Same.                          No change.
                                 loans except through (i) the
                                 purchase of debt obligations
                                 in accordance with its
                                 investment objective and
                                 policies; (ii) the lending
                                 of portfolio securities;
                                 (iii) the use of repurchase
                                 agreements; or (iv) the
                                 making of loans to
                                 affiliated funds as
                                 permitted under the 1940
                                 Act, the rules and
                                 regulations thereunder (as
                                 such statutes, rule or
                                 regulations may be amended
                                 from time to time), or by
                                 guidance regarding, and
                                 interpretations of, or
                                 exemptive orders under, the
                                 1940 Act. (F)
------------------------------------------------------------------------------------------------------------------------------------
    Underwriting                 The Portfolio may not act as    Same.                          No change.
                                 an underwriter of
                                 securities, except that the
                                 Portfolio may acquire
                                 restricted securities under
                                 circumstances in which, if
                                 such securities were sold,
                                 the Portfolio might be
                                 deemed to be an underwriter
                                 for purposes of the
                                 Securities Act of 1933, as
                                 amended. (F)
------------------------------------------------------------------------------------------------------------------------------------
    Industry                     The Portfolio may not           Same.                          No change.
    Concentration                concentrate investments in
                                 an industry, as
                                 concentration may be defined
                                 under the 1940 Act or the
                                 rules and regulations
                                 thereunder (as such statute,
                                 rules or regulations may be
                                 amended from time to time)
                                 or by guidance regarding,
                                 interpretations of, or
                                 exemptive orders under, the
                                 1940 Act or the rules or
                                 regulations thereunder
                                 published by appropriate
                                 regulatory authorities. (F)
------------------------------------------------------------------------------------------------------------------------------------
    Real Estate                  The Portfolio may not           Same.                          No change.
                                 purchase or sell real estate
                                 except that it may dispose
                                 of real estate acquired as a
                                 result of the ownership of
                                 securities or other
                                 instruments. This
                                 restriction does not
                                 prohibit the Portfolio from
                                 investing in securities or
                                 other instruments backed by
                                 real estate or in securities
                                 of companies engaged in the
                                 real estate business. (F)
------------------------------------------------------------------------------------------------------------------------------------
    Commodities                  The Portfolio may not           Same.                          No change.
                                 purchase or sell commodities
                                 regulated by the Commodity
                                 Futures Trading Commission
                                 under the Commodity Exchange
                                 Act or commodities contracts
                                 except for futures contracts
                                 and options on futures
                                 contracts. (F)
------------------------------------------------------------------------------------------------------------------------------------


                                   APPENDIX B

                              PORTFOLIO PERFORMANCE

     The charts below show the percentage gain or loss in each calendar year for the ten-year period ended December 31, 2007, for Class A shares of High Yield, Class A shares of Global Bond, Class A shares of AGI, Class A shares of Global Dollar and Class A shares of High Grade.

     They should give you a general idea of how each Portfolio's return has varied from year to year. The charts include the effects of Portfolio expenses but do not reflect charges associated with the Variable Products or contractholders' accounts. The calculations of annual total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Performance results included the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance is not an indication of future results. No assurance can be given that High Grade will achieve any particular level of performance after the Acquisitions. Additional discussion of the manner of calculation of total return is contained in the Prospectuses of each Portfolio.

Calendar Year Total Returns

                                   High Yield
                                   ----------

The annual returns in the bar chart are for the Portfolio's Class A shares.

[The following table was depicted as a bar chart in the printed material.]


-3.7  -2.6   -5.2    3.0     -3.0     22.4     8.0      1.8     9.1    0.89
--------------------------------------------------------------------------------
98     99     00      01      02       03      04        05     06     07

                               Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best quarter was up 7.04% in the 2nd quarter, 2003; and worst quarter was down -11.29% in the 3rd quarter, 1998.

                                  Global Bond
                                  -----------

The annual returns in the bar chart are for the Portfolio's Class A shares.


[The following table was depicted as a bar chart in the printed material.]


14.1   -6.1   1.2     -0.3    17.0     13.3    9.6       -7.7   4.8    10.35
--------------------------------------------------------------------------------
98     99     00      01      02       03      04        05     06     07

                               Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best quarter was up 10.25% in the 2nd quarter, 2002; and worst quarter was down -4.27% in the 1st quarter, 1999.


                                       AGI
                                       ---

The annual returns in the bar chart are for the Portfolio's Class A shares.


[The following table was depicted as a bar chart in the printed material.]


4.1    8.9    12.4    3.6     11.0     7.4     4.9       8.7    3.3    8.38
--------------------------------------------------------------------------------
98     99     00      01      02       03      04        05     06     07

                               Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best quarter was up 6.58% in the 2nd quarter, 2003; and worst quarter was down -5.14% in the 2nd quarter, 2004.

                                  Global Dollar
                                  -------------

The annual returns in the bar chart are for the Portfolio's Class A shares.

[The following table was depicted as a bar chart in the printed material.]


-21.7   26.1  14.1    9.4     16.1     33.4    10.1      9.6    10.0    4.53
--------------------------------------------------------------------------------
98     99     00      01      02       03      04        05     06     07

                               Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best quarter was up 16.02% in the 4th quarter, 1999; and worst quarter was down -27.11% in the 3rd quarter, 1998.


                                   High Grade
                                   ----------

The annual returns in the bar chart are for the Portfolio's Class A shares.

[The following table was depicted as a bar chart in the printed material.]


8.2    -2.5   11.1    7.9     7.8      3.9     3.8       2.0    3.9     4.85
--------------------------------------------------------------------------------
98     99     00      01      02       03      04        05     06     07

                               Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best quarter was up 4.62% in the 3rd quarter, 2001; and worst quarter was down -2.45% in the 2nd quarter, 2004.

      The following tables list the average annual total returns for the one-year, five-year, ten-year, and since inception periods ending December 31, 2007 for each Portfolio. These tables are intended to provide you with some indication of the risks of investing in the Portfolios. At the bottom of each table, you can compare the Portfolios' performance with the performance of several broad-based market indices.

Average Annual Total Returns

                              High Yield (Class A)
                              --------------------

PERFORMANCE TABLE

Average Annual Total Returns
(For the periods ended December 31, 2007)


                                                                                        1 Year      5 Years      10 Years
                                                                                        ------      -------      --------
Class A                                                                                   0.89%       8.16%        2.79%
Lehman Brothers U.S. High Yield -2% Issuer Cap Index                                      2.27%      10.74%        5.59%

-----------------------------------------------
* Since inception return information is from October 27, 1997.

                              High Yield (Class B)
                              --------------------

PERFORMANCE TABLE

Average Annual Total Returns
(For the periods ended December 31, 2007)


                                                                                                                 Since
                                                                                        1 Year      5 Years    Inception*
                                                                                        ------      -------    ----------
Class B                                                                                  0.62%        7.89%        8.39%
Lehman Brothers U.S. High Yield -2% Issuer Cap Index                                     2.27%       10.74%       10.72%

-----------------------------------------------
* Since inception return information is from July 22, 2002.

                             Global Bond (Class A)
                             ---------------------

PERFORMANCE TABLE

Average Annual Total Returns
(For the periods ended December 31, 2007)


                                                                                        1 Year      5 Years      10 Years
                                                                                        ------      -------      --------
Class A                                                                                 10.35%       5.84%        5.32%
S&P/Citigroup World Government Bond Index (unhedged)                                    10.95%       6.81%        6.31%

                             Global Bond (Class B)
                             ---------------------

PERFORMANCE TABLE

Average Annual Total Returns
(For the periods ended December 31, 2007)

                                                                                                                 Since
                                                                                        1 Year      5 Years    Inception*
                                                                                        ------      -------    ----------
Class B                                                                                 10.15%       5.60%        5.48%
S&P/Citigroup World Government Bond Index (unhedged)                                    10.95%       6.81%        6.37%**

-----------------------------------------------
* Since inception return information is from July 15, 1999. ** Since inception return information is from July 31, 1999.

                                 AGI (Class A)
                                 -------------

PERFORMANCE TABLE

Average Annual Total Returns
(For the periods ended December 31, 2007)


                                                                                        1 Year      5 Years      10 Years
                                                                                        ------      -------      --------

Class A                                                                                  8.38%       6.50%        7.21%
Lehman Brothers U.S. Aggregate Index                                                     6.97%       4.42%        5.97%
Lehman Brothers Intermediate-Term Government Index                                       8.47%       3.69%        5.55%

                                 AGI (Class B)
                                 -------------

PERFORMANCE TABLE

Average Annual Total Returns
(For the periods ended December 31, 2007)

                                                                                                                 Since
                                                                                        1 Year      5 Years    Inception*
                                                                                        ------      -------    ----------
Class A                                                                                  8.10%       6.24%        6.71%
Lehman Brothers U.S. Aggregate Index                                                     6.97%       4.42%        4.93%
Lehman Brothers Intermediate-Term Government Index                                       8.47%       3.69%        4.16%

-----------------------------------------------
* Since inception return information is from July 22, 2002.

                            Global Dollar (Class A)
                            -----------------------

PERFORMANCE TABLE

Average Annual Total Returns
(For the periods ended December 31, 2007)

                                                                                        1 Year      5 Years      10 Years
                                                                                        ------      -------      --------

Class A                                                                                  4.53%      13.11%       10.23%
JPM EMBI+ Index                                                                          6.45%      13.63%       10.36%
JPM EMBI Global Index                                                                    6.28%      12.67%       10.09%

                            Global Dollar (Class B)
                            -----------------------

PERFORMANCE TABLE

Average Annual Total Returns
(For the periods ended December 31, 2007)

                                                                                                                 Since
                                                                                        1 Year      5 Years    Inception*
                                                                                        ------      -------    ----------
Class A                                                                                  4.27%      12.88%       14.11%
JPM EMBI+ Index                                                                          6.45%      13.63%       14.90%
JPM EMBI Global Index                                                                    6.28%      12.67%       13.79%

-----------------------------------------------
* Since inception return information is from July 22, 2002.

                              High Grade (Class A)
                              --------------------

PERFORMANCE TABLE

Average Annual Total Returns
(For the periods ended December 31, 2007)


                                                                                        1 Year      5 Years      10 Years
                                                                                        ------      -------      --------
Class A                                                                                  4.85%       3.68%        5.03%
Lehman Brothers U.S. Aggregate Index                                                     6.97%       4.42%        5.97%

                              High Grade (Class B)
                              --------------------

PERFORMANCE TABLE

Average Annual Total Returns
(For the periods ended December 31, 2007)

                                                                                                                 Since
                                                                                        1 Year      5 Years    Inception*
                                                                                        ------      -------    ----------
Class B                                                                                  4.60%       3.41%        5.01%
Lehman Brothers U.S. Aggregate Index                                                     6.97%       4.42%        5.97%

-----------------------------------------------
* Since inception return information is from June 2, 1999.

                                   APPENDIX C

                DESCRIPTION OF PRINCIPAL RISKS OF THE PORTFOLIOS

     Among the principal risks of investing in a Portfolio are market risk, interest rate risk, credit risk, inflation rate risk, non-U.S. (foreign) risk, emerging market risk, and currency risk. Each of these risks is more fully described below. Each Portfolio could become subject to additional risks as described below or because the types of investments made by each Portfolio can change over time.


Market Risk         This is the risk that the value of a Portfolio's
                    investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over shorter- or longer-term periods.

Interest Rate Risk  Changes in interest rates will affect the value of a Portfolio's investments in fixed-income securities. When interest rates rise, the value of a Portfolio's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for those Portfolios that invest in fixed-income securities with longer maturities or durations.

Credit Risk         This is the risk that the issuer or the guarantor of a
                    fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security.
                    The degree of risk for a particular security may be reflected in its credit rating. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Inflation Risk      This is the risk that the value of assets or income
                    from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for those Portfolios that invest a significant portion of their assets in fixed-income securities with longer maturities.

Foreign
(Non-U.S.)
Risk A Portfolio's investments in non-U.S. (foreign) securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of securities. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic development could adversely affect a Portfolio's investments in a country other than the United States. These risks are heightened for emerging market countries because there may be more economic, political and social instability, and investments in companies in emerging markets may have more risk because these securities may be more volatile and less liquid. To the extent a Portfolio invests in a particular country or geographic region, the Portfolio may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions.

Currency Risk       This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of a Portfolio's investments or reduce the returns of a Portfolio. For example, the value of a Portfolio's investments in foreign stocks or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets generally are not as regulated as securities markets.

Emerging Market
Risk Foreign investment risk may be particularly high to the extent a Portfolio invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risk of investing in developed foreign (non-U.S.) countries.

Prepayment Risk     The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early prepayments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose a Portfolio to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be able to realize the rate of return it expected.

Diversification     A Portfolio may have more risk if it is "non-diversified", meaning that it can invest more or its Risk assets in a smaller number of companies than many other funds.

Derivatives Risk    The Portfolios may use derivatives transactions. These
                    investment strategies may be riskier than other investment strategies and may result in greater volatility for a Portfolio, particularly during periods of market decline.

Leverage Risk       When a Portfolio borrows money or otherwise leverages its
                    portfolio, it may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's investments. A Portfolio may create leverage through the use of reverse repurchase arrangements, forward contracts or dollar rolls or by borrowing money.

Liquidity Risk      Liquidity risk exists when particular investments are
                    difficult to purchase or sell, possibly preventing a Portfolio from selling out of these illiquid securities at an advantageous time or price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

Management Risk     Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that its decisions will produce the desired results.

                                   APPENDIX D

                        CERTAIN INFORMATION APPLICABLE TO
                    CLASS A AND CLASS B SHARES OF HIGH GRADE

How to Buy and Sell Shares

     The Portfolio offers its shares through the separate accounts of life insurance companies (the "Insurers"). You may only purchase and sell shares through these separate accounts. See the prospectus of the separate account of the participating insurance company for information on the purchase and sale of the Portfolio's shares. AllianceBernstein Investments, Inc. ("ABI") may from time to time receive payments from Insurers in connection with the sale of the Portfolio's shares through the Insurer's separate accounts.

     The Insurers maintain omnibus account arrangements with the Portfolio in respect of the Portfolio and place aggregate purchase, redemption and exchange orders for shares of the Portfolio corresponding to orders placed by the contractholders who have purchased contracts from the Insurers, in each case, in accordance with the terms and conditions of the relevant contract. Omnibus account arrangements maintained by the Insurers are discussed below under "Limitations on Ability to Detect and Curtail Excessive Trading Practices." ABI may refuse any order to purchase shares. The Portfolio reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

Payments to Financial Intermediaries

     Financial intermediaries, such as the Insurers, market and sell shares of the Portfolio and typically receive compensation for selling shares of the Portfolio. This compensation is paid from various sources. Insurers or your financial intermediary receive compensation from ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

     o    defrayal of costs for educational seminars and training;

     o    additional distribution support; and

     o payments related to providing contractholder recordkeeping and/or administrative services.

     ABI and/or the Adviser may pay Insurers or other financial intermediaries to perform record-keeping and administrative services in connection with the Portfolio. Such payments will generally not exceed 0.35% of the average daily net assets of the Portfolio attributable to the Insurer.

Other Payments for Distribution Services and Educational Support

     In addition to the fees described above, ABI, at its expense, currently provides additional payments to the Insurers that sell shares of the Portfolio. These sums include payments to reimburse directly or indirectly the costs incurred by the Insurers and their employees in connection with educational seminars and training efforts about the Portfolio for the Insurers' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

     For 2008, ABI's additional payments to these firms for educational support and distribution assistance related to the AVP Portfolios is expected to be approximately $1.5 million. In 2007, ABI paid additional payments of approximately $1.2 million for the AVP Portfolios.

     If one mutual fund sponsor that offers shares to separate accounts of an Insurer makes greater distribution assistance payments than another, the Insurer may have an incentive to recommend or offer the shares of funds of one fund sponsor over another.

     Please speak with your financial intermediary to learn more about the total amounts paid to your financial intermediary by the Adviser, ABI and by other mutual fund sponsors that offer shares to Insurers that may be recommended to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

      ABI anticipates that the Insurers or their affiliates that will receive additional payments for educational support include:

            AIG SunAmerica
            Ameriprise Financial
            AXA Advisors
            AXA Distributors
            Genworth Financial
            Great West Life & Annuity Co.
            Hartford Life Insurance
            ING Reliastar Life
            ING USA Annuity and Life Insurance Co.
            Lincoln Financial Distributors
            Mass Mutual
            Merrill Lynch
            Pacific Life Insurance Co.
            Phoenix Annuity
            Principal Financial Group
            Prudential Financial
            Reliastar Life Insurance Co.
            RiverSource Distributors, Inc.
            Transamerica Capital, Inc.

     Although the Portfolio may use brokers and dealers who sell shares of the Portfolio to effect Portfolio transactions, the Portfolio does not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect Portfolio transactions.

Frequent Purchases and Redemptions of Portfolio Shares

     AVP's Board of Directors has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Portfolio shares or excessive or short-term trading that may disadvantage long-term contractholders. These policies are described below. The Portfolio reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any Insurer or a contractholder's financial intermediary.

Risks Associated With Excessive Or Short-term Trading Generally
----------------------------------------------------------------

     While the Portfolio will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, contractholders that engage in rapid purchases and sales or exchanges of the Portfolio's shares dilute the value of shares held by long-term contractholders. Volatility resulting from excessive purchases and sales or exchanges of Portfolio shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Portfolio may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Portfolio's shares may force the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, the Portfolio may incur increased expenses if one or more contractholders engage in excessive or short-term trading. For example, a Portfolio may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, the Portfolio may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect Portfolio performance.

     Investments in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a contractholder engaging in a short-term trading strategy to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (referred to as "time zone arbitrage"). The Portfolio has procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its NAV. While there is no assurance, the Portfolio expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a contractholder's ability to engage in time zone arbitrage to the detriment of other contractholders.

     Contractholders engaging in a short-term trading strategy may also target a Portfolio that does not invest primarily in foreign securities. If the Portfolio invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, it has the risk that the current market price for the securities may not accurately reflect current market values. Contractholders may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Portfolio may be adversely affected by price arbitrage, in particular, to the extent that it significantly invests in small-cap securities or specific industry sector securities.

Policy Regarding Short-term Trading
------------------------------------

     Purchases and exchanges of shares of the Portfolio should be made for investment purposes only. The Portfolio seeks to prevent patterns of excessive purchases and sales or exchanges of Portfolio shares. The Portfolio will seek to prevent such practices to the extent they are detected by the procedures described below. The Portfolio reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

     Transaction Surveillance Procedures. The Portfolio, through its agents, ABI and ABIS, maintains surveillance procedures to detect excessive or short-term trading in Portfolio shares. This surveillance process involves several factors, which include scrutinizing individual Insurer's omnibus transaction activity in Portfolio shares in order to ascertain whether any such activity attributable to one or more contractholders might constitute excessive or short-term trading. Insurers' omnibus transaction activity identified by these surveillance procedures, or as a result of any other information actually available at the time, will be evaluated to determine whether such activity might indicate excessive or short-term trading activity attributable to one or more contractholders. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

     Account Blocking Procedures. If the Portfolio determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Insurer's omnibus account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted, except to the extent the Portfolio, ABI or ABIS has been informed in writing that the terms and conditions of a particular contract may limit the Portfolio's ability to apply its short-term trading policy to contractholder activity as discussed below. As a result, any contractholder seeking to engage through an Insurer in purchase or exchange activity in shares of the Portfolio under a particular contract will be prevented from doing so. However, sales of Portfolio shares back to the Portfolio or redemptions will continue to be permitted in accordance with the terms of the Portfolio's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. An Insurer's omnibus account that is blocked will generally remain blocked unless and until the Insurer provides evidence or assurance acceptable to the Portfolio one or more contractholders did not or will not in the future engage in excessive or short-term trading.

     Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. The Portfolio applies its surveillance procedures to Insurers. As required by SEC rules, the Portfolio has entered into agreements with all of its financial intermediaries, including Insurers, that require the financial intermediaries to provide the Portfolio, upon the request of the Portfolio or its agents, with individual account level information about their transactions. If the Portfolio detects excessive trading through its monitoring of omnibus accounts, including trading at the individual account level, an Insurer will also execute instructions from the Portfolio to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Portfolio shares.

Risks to Contractholders Resulting From Imposition of Account Blocks in Response to Excessive Short-term Trading Activity
------------------------------------------

     A contractholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in shares of the Portfolio that the contractholder did not intend to hold on a long-term basis or that may not be appropriate for the contractholder's risk profile. To rectify this situation, a contractholder with a "blocked" account may be forced to redeem Portfolio shares, which could be costly if, for example, these shares have declined in value. To avoid this risk, a contractholder should carefully monitor the purchases, sales, and exchanges of Portfolio shares and avoid frequent trading in Portfolio shares.

Limitations on Ability to Detect and Curtail Excessive Trading Practices
-------------------------------------------------------------------------

     Insurers utilizing omnibus account arrangements may not identify to the Portfolio, ABI or ABIS contractholders' transaction activity relating to shares of the Portfolio on an individual basis. Consequently, the Portfolio, ABI and ABIS may not be able to detect excessive or short-term trading in shares of the Portfolio attributable to a particular contractholder who effects purchase and redemption and/or exchange activity in shares of the Portfolio through an Insurer acting in an omnibus capacity. In seeking to prevent excessive or short-term trading in shares of the Portfolio, including the maintenance of any transaction surveillance or account blocking procedures, the Portfolio, ABI and ABIS consider the information actually available to them at the time.

How the Portfolio Values Its Shares

     The Portfolio's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, the Portfolio's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If the Portfolio invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when contractholders will not be able to purchase or redeem their shares in the Portfolio.

     The Portfolio values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Directors. When the Portfolio uses fair value pricing, it may take into account any factor it deems appropriate. The Portfolio may determine fair value based upon developments related to a specific security, current valuations of non-U.S. (foreign) stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

     The Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Portfolio may use fair value pricing more frequently for securities primarily traded in non-U.S. (foreign) markets because, among other things, most non-U.S. (foreign) markets close well before the Portfolio values its securities at 4:00 p.m., Eastern time. The earlier close of these non-U.S. (foreign) markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Portfolio believes that non-U.S. (foreign) security values may be affected by events that occur after the close of non-U.S. (foreign) securities markets. To account for this, the Portfolio may frequently value many of its non-U.S. (foreign) equity securities using fair value prices based on third party vendor modeling tools to the extent available.

     Subject to the Directors' oversight, the Directors have delegated responsibility for valuing the Portfolio's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Directors, to value the Portfolio's assets on behalf of the Portfolio. The Valuation Committee values Portfolio assets as described above.

     Your order for purchase, sale, or exchange of shares is priced at the next-determined NAV after your order is received in proper form by the Portfolio.

                                   APPENDIX E

                                OTHER INFORMATION

     The following information provides only a summary of the key features of the organizational structure and governing documents of the Portfolios. Each Portfolio is organized as a series of the same Maryland corporation. The Charter and Bylaw provisions that govern AVP apply to High Yield, Global Bond, AGI, Global Dollar and High Grade. Accordingly, there are no differences among the Portfolios in terms of their corporate organizational structures.

General

     Each Portfolio has procedures available to its respective shareholders for calling shareholders' meetings and for the removal of directors. Under Maryland law, unless the charter provides otherwise (which AVP's does not), a director may be removed, either with or without cause, at a meeting duly called and at which a quorum is present by the affirmative vote of the holders of a majority of the votes entitled to be cast for the election of directors. Under the Bylaws, shareholder-requested special meetings of shareholders for any other purpose shall be called by AVP's Secretary only upon the written request of shareholders entitled to cast not less than a majority of all the votes entitled to be cast at the meeting.

     For each Portfolio, the presence in person or by proxy of the holders of one-third of the shares entitled to be cast constitutes a quorum at any meeting of shareholders of the Portfolio. When a quorum is present at any meeting, the affirmative vote of a majority of the votes (or with respect to the election of directors, a plurality of votes) cast shall decide any question brought before such meeting, except as otherwise required by law.

Shares of Common Stock of the Portfolios

     The Portfolios' shares have no preemptive rights. Each share has equal voting, dividend, distribution and liquidation rights. Shareholders are entitled to one vote per share. All voting rights for the election of directors are non-cumulative, which means that the holders of more than 50% of the shares of common stock of AVP can elect 100% of the directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares of common stock will not be able to elect any directors. The Portfolios are organized as series of the same Maryland corporation and thus their shareholders have the same rights due to them under state law. The Portfolios are not required to, and do not, hold annual meetings of shareholders and have no current intention to hold such meetings, except as required by the 1940 Act. Under the 1940 Act, the Portfolios are required to hold a shareholder meeting if, among other reasons, the number of Directors elected by shareholders is less than a majority of the total number of Directors, or if a Portfolio seeks to change its fundamental investment policies.

Dividends and Distributions

     The Portfolios have the same dividends and distributions policies. The Portfolios declare dividends on their shares at least annually. The income and capital gains distribution is made in shares of each Portfolio.

Indemnification and Liability of Directors and Officers

     The charter of AVP generally provides for the indemnification of officers and directors, as applicable, to the full extent permitted by Maryland law. This indemnification does not protect any such person against any liability to a Portfolio or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

     Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. AVP's charter contains such a provision that eliminates directors' and officers' liability to the maximum extent permitted by Maryland law. This exculpation does not protect any such person against any liability to a Portfolio or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

                                   APPENDIX F


                   FORM OF PLAN OF ACQUISITION AND LIQUIDATION


              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                           WITH RESPECT TO ITS SERIES
            ALLIANCEBERNSTEIN [______________________] PORTFOLIO AND
        ALLIANCEBERNSTEIN U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO


                                      As of


                              [____________], 2008

     This Plan of Acquisition and Liquidation (the "Plan") has been adopted by the Board of Directors of AllianceBernstein Variable Products Series Fund, Inc., a Maryland corporation (the "Corporation"), as of this [_____] day of [____________], 2008, to provide for the reorganization of AllianceBernstein [______________________] Portfolio (the "Acquired Portfolio") into AllianceBernstein U.S. Government/High Grade Securities Portfolio (the "Acquiring Portfolio"). The Acquired Portfolio and the Acquiring Portfolio (together, the "Portfolios") are each separate series of the Corporation, an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

     The Board of Directors (the "Board") has determined that it is in the best interest of the Acquiring Portfolio and the Acquired Portfolio that the Acquired Portfolio transfer all of the assets attributable to its Class A shares held by its stockholders ("Stockholders") in exchange for Class A shares of equal net asset value of the Acquiring Portfolio ("Class A Acquisition Shares"), transfer all of the assets attributable to its Class B shares held by its Stockholders in exchange for Class B shares of equal net asset value of the Acquiring Portfolio ("Class B Acquisition Shares" and together with Class A Acquisition Shares, the "Acquisition Shares") and distribute Class A Acquisition Shares and Class B Acquisition Shares, respectively, of the Acquired Portfolio and that the Corporation redeem the outstanding shares (the "Acquired Portfolio Shares") of the Acquired Portfolio, all as provided for below (the "Acquisition").

     In this Plan of Acquisition, any references to a Portfolio taking action shall mean and include all necessary actions of the Corporation on behalf of a Portfolio, unless the context of this Plan of Acquisition or the 1940 Act requires otherwise.

     The Corporation intends that the Acquisition qualify as a "reorganization" within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provisions, and that with respect to the Acquisition, the Acquiring Portfolio and the Acquired Portfolio will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

1.   Definitions

     In addition to the terms elsewhere defined herein, each of the following terms shall have the meaning indicated for that term as follows:

1933 Act            Securities Act of 1933, as amended.

Assets All assets of any kind and all interests, rights, privileges and powers of or attributable to the Acquired Portfolio or its shares, as appropriate, whether or not determinable at the Effective Time (as defined herein) and wherever located, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by the Acquired Portfolio or attributable to its shares and any deferred or prepaid expense, other than unamortized organizational expenses, shown as an asset on the Acquired Portfolio's books.

Closing Date        Such date as the officers of the Corporation shall
                    designate.

Effective Time      5:00 p.m., Eastern Time, on the Closing Date, or such other time as the officers of the Corporation shall designate.

Financial
Statements          The audited financial statements of the relevant Portfolio for its most recently completed fiscal year and, if applicable, the unaudited financial statements of that Portfolio for its most recently completed semi-annual period.

Liabilities         All liabilities, expenses and obligations of any kind
                    whatsoever of the Acquired Portfolio, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

N-14 Registration
Statement           The Registration Statement of the Acquiring Portfolio on
                    Form N-14 under the 1940 Act that will register the Acquisition Shares to be issued in the Acquisition.

Valuation           Time The close of regular session trading on the New York
                    Stock Exchange ("NYSE") on the Closing Date, when for purposes of the Plan, the Corporation determines the net asset value per Acquisition Share of the Acquiring Portfolio and the net value of the assets of the Acquired Portfolio.

NAV A Portfolio's net asset value is calculated by valuing and totaling assets and then subtracting liabilities and then dividing the balance by the number of shares that are outstanding.

2.   Regulatory Filings

     The Acquiring Portfolio shall promptly prepare and file the N-14 Registration Statement with the SEC, and the Acquiring Portfolio and the Acquired Portfolio also shall make any other required or appropriate filings with respect to the actions contemplated hereby.

3.   Transfer of the Acquired Portfolio's Assets

     The Acquiring Portfolio and the Acquired Portfolio shall take the following steps with respect to the Acquisition, as applicable:

     (a) On or prior to the Closing Date, the Acquired Portfolio shall pay or provide for the payment of all of the Liabilities, expenses, costs and charges of or attributable to the Acquired Portfolio that are known to the Acquired Portfolio and that are due and payable prior to or as of the Closing Date.

     (b) Prior to the Effective Time, except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Acquired Portfolio will declare to Acquired Portfolio Stockholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing (a) all the excess of (i) the Acquired Portfolio's investment income excludable from gross income under
          Section 103(a) of the Code over (ii) the Acquired Portfolio's deductions disallowed under Sections 265 and 171(a)(2) of the Code,
          (b) all of the Acquired Portfolio's investment company taxable income (as defined in Code Section 852), (computed in each case without regard to any deduction for dividends paid), and (c) all of the Acquired Portfolio's net realized capital gain (as defined in Code
          Section 1222), if any (after reduction for any capital loss carryover), for the taxable year ending on December 31, 2007 and for the short taxable year beginning on January 1, 2008, and ending on the Closing Date. Such dividends will be declared and paid to ensure continued qualification of the Acquired Portfolio as a "regulated investment company" for tax purposes and to eliminate fund-level tax.

     (c) At the Effective Time, the Acquired Portfolio shall assign, transfer, deliver and convey the Assets to the Acquiring Portfolio, subject to the Liabilities, and the Acquiring Portfolio shall then accept the Assets and assume the Liabilities such that at and after the Effective Time (i) the Assets at and after the Effective Time shall become and be assets of the Acquiring Portfolio, and (ii) the Liabilities at the Effective Time shall attach to the Acquiring Portfolio, and shall be enforceable against the Acquiring Portfolio to the same extent as if initially incurred by the Acquiring Portfolio. The Corporation shall redeem the outstanding shares of the Acquired Portfolio by issuance of shares of Acquiring Portfolio as described more fully below.

     (d) Within a reasonable time prior to the Closing Date, the Acquired Portfolio shall provide, if requested, a list of the Assets to the Acquiring Portfolio. The Acquired Portfolio may sell any asset on such list prior to the Effective Time. After the Acquired Portfolio provides such list, the Acquired Portfolio will not acquire any additional securities or permit to exist any encumbrances, rights, restrictions or claims not reflected on such list, without the approval of the Acquiring Portfolio. Within a reasonable time after receipt of the list and prior to the Closing Date, the Acquiring Portfolio will advise the Acquired Portfolio in writing of any investments shown on the list that the Acquiring Portfolio has determined to be inconsistent with its investment objective, policies and restrictions. The Acquired Portfolio will dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Acquired Portfolio's investment objectives, policies and restrictions. In addition, if the Acquiring Portfolio determines that, as a result of the Acquisition, the Acquiring Portfolio would own an aggregate amount of an investment that would exceed a percentage limitation applicable to the Acquiring Portfolio, the Acquiring Portfolio will advise the Acquired Portfolio in writing of any such limitation and the Acquired Portfolio shall dispose of a sufficient amount of such investment as may be necessary to avoid the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Acquired Portfolio's investment objectives, policies and restrictions.

     (e) The Acquired Portfolio shall assign, transfer, deliver and convey the Assets to the Acquiring Portfolio at the Effective Time on the following basis:

          (1) The value of the Assets less the Liabilities of the Acquired Portfolio attributable to shares of Class A held by Stockholders and shares of Class B held by Stockholders, determined as of the Valuation Time, shall be divided by the then NAV of one Class A and Class B Acquisition Share, as applicable, and, in exchange for the transfer of the Assets, the Acquiring Portfolio shall simultaneously issue and deliver to the Acquired Portfolio the number of Class A and Class B Acquisition Shares (including fractional shares) so determined, rounded to the second decimal place or such other decimal place as the officers of the Corporation shall designate;

          (2) The NAV of Class A and Class B Acquisition Shares to be delivered to the Acquired Portfolio shall be determined as of the Valuation Time in accordance with the Acquiring Portfolio's then applicable valuation procedures, and the net value of the Assets to be conveyed to the Acquiring Portfolio shall be determined as of the Valuation Time in accordance with the then applicable valuation procedures of the Acquired Portfolio; and

          (3) The portfolio securities of the Acquired Portfolio shall be made available by the Acquired Portfolio to The Bank of New York, as custodian for the Acquiring Portfolio (the "Custodian"), for examination no later than five business days preceding the Valuation Time. On the Closing Date, such portfolio securities and all the Acquired Portfolio's cash shall be delivered by the Acquired Portfolio to the Custodian for the account of the Acquiring Portfolio, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by The Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of the Custodian, or shall be wired to an account pursuant to instructions provided by the Acquiring Portfolio.

          (f) Promptly after the Closing Date, the Acquired Portfolio will deliver to the Acquiring Portfolio a Statement of Assets and Liabilities of the Acquired Portfolio as of the Closing Date.

4. Termination of the Acquired Portfolio, Registration of Acquisition Shares and Access to Records

     The Acquired Portfolio and the Acquiring Portfolio also shall take the following steps, as applicable:

     (a) At or as soon as reasonably practical after the Effective Time, the Acquired Portfolio shall terminate by transferring pro rata to its Class A Stockholders of record Class A Acquisition Shares received by the Acquired Portfolio pursuant to Section 3(e)(1) of this Plan and to its Class B Stockholders of record Class B Acquisition Shares received by the Acquired Portfolio pursuant to Section 3(e)(1) of this Plan. The Acquiring Portfolio shall establish accounts on its share records and note on such accounts the names of the former Acquired Portfolio Stockholders and the types and amounts of the Acquisition Shares that former Acquired Portfolio Stockholders are due based on their respective holdings of the Acquired Portfolio Shares as of the close of business on the Closing Date. Fractional Acquisition Shares shall be carried to the second decimal place. The Acquiring Portfolio shall not issue certificates representing the Acquisition Shares in connection with such exchange. All issued and outstanding Acquired Portfolio Shares will be simultaneously redeemed and cancelled on the books of the Acquired Portfolio. Ownership of the Acquisition Shares will be shown on the books of the Acquiring Portfolio's transfer agent.

          Following distribution by the Acquired Portfolio to its Stockholders of all Acquisition Shares delivered to the Acquired Portfolio, the Acquired Portfolio shall wind up its affairs and shall take all steps as are necessary and proper to terminate as soon as is reasonably possible after the Effective Time.

     (b) At and after the Closing Date, the Acquired Portfolio shall provide the Acquiring Portfolio and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Acquired Portfolio's Stockholders and the number and percentage ownership of the outstanding shares of the Acquired Portfolio owned by Stockholders as of the Effective Time, and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Portfolio Stockholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Acquired Portfolio shall preserve and maintain, or shall direct its service providers to preserve and maintain, records with respect to the Acquired Portfolio as required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act.

5.   Conditions to Consummation of the Acquisition

     The consummation of the Acquisition shall be subject to the following conditions precedent:

     (a) There shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio or the Acquired Portfolio since the date of the most recent Financial Statements. Negative investment performance shall not be considered a material adverse change.

     (b) The Corporation shall have received an opinion of Seward & Kissel LLP, substantially to the effect that for federal income tax purposes:

          (1) The Acquisition will constitute a "reorganization" within the meaning of Section 368(a) of the Code and that the Acquiring Portfolio and the Acquired Portfolio will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

          (2) A Stockholder of the Acquired Portfolio will recognize no gain or loss on the exchange of the Stockholder's shares of the Acquired Portfolio solely for Acquisition Shares;

          (3) Neither the Acquired Portfolio nor the Acquiring Portfolio will recognize any gain or loss upon the transfer of all of the Assets to the Acquiring Portfolio in exchange for Acquisition Shares and the assumption by the Acquiring Portfolio of the Liabilities pursuant to this Plan or upon the distribution of Acquisition Shares to Stockholders of the Acquired Portfolio in exchange for their respective shares of the Acquired Portfolio;

          (4) The holding period and tax basis of the Assets acquired by the Acquiring Portfolio will be the same as the holding period and tax basis that the Acquired Portfolio had in such Assets immediately prior to the Acquisition;

          (5) The aggregate tax basis of Acquisition Shares received in connection with the Acquisition by each Stockholder of the Acquired Portfolio (including any fractional share to which the Stockholder may be entitled) will be the same as the aggregate tax basis of the shares of the Acquired Portfolio surrendered in exchange therefor, and increased by any gain recognized on the exchange;

          (6) The holding period of Acquisition Shares received in connection with the Acquisition by each Stockholder of the Acquired Portfolio (including any fractional share to which the stockholder may be entitled) will include the holding period of the shares of the Acquired Portfolio surrendered in exchange therefor, provided that such Acquired Portfolio shares constitute capital assets in the hands of the Stockholder as of the Closing Date; and

          (7) The Acquiring Portfolio will succeed to the capital loss carryovers of the Acquired Portfolio but the use of the Acquiring Portfolio's existing capital loss carryovers (as well as the carryovers of the Acquired Portfolio) may be subject to limitation under Section 383 of the Code after the Acquisition.

          The opinion will be based on certain factual certifications made by officers of the Portfolios and will also be based on customary assumptions and subject to certain qualifications. The opinion is not a guarantee that the tax consequences of the Acquisition will be as described above.

          Notwithstanding this subparagraph (b), Seward & Kissel LLP will express no view with respect to the effect of the Acquisition on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles. Each Portfolio shall provide additional factual representations to Seward & Kissel LLP with respect to the Portfolios that are reasonably necessary to enable Seward & Kissel LLP to deliver the tax opinion. Notwithstanding anything in this Plan to the contrary, neither Portfolio may waive in any material respect the conditions set forth under this subparagraph (b).

     (c) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquisition Shares, and the SEC shall not have instituted and, to the knowledge of the Acquiring Portfolio, is not contemplating instituting any stop order suspending the effectiveness of the N-14 Registration Statement.

     (d) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with the Acquisition.

     (e)  The SEC shall not have issued any unfavorable advisory report under
          Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Acquisition under Section 25(c) of the 1940 Act.

     (f) The Acquired Portfolio shall have received a letter from AllianceBernstein L.P. (the "Adviser") with respect to insurance matters in form and substance satisfactory to the Acquired Portfolio.

     (g) The Acquiring Portfolio shall have received a letter from the Adviser agreeing to indemnify the Acquiring Portfolio in respect of certain liabilities of the Acquired Portfolio in form and substance satisfactory to the Acquiring Portfolio.

6.   Closing

     (a) The Closing shall be held at the offices of the Corporation, 1345 Avenue of the Americas, New York, New York 10105, or at such other place as the officers of the Corporation may designate.

     (b) In the event that at the Valuation Time (i) the NYSE shall be closed to trading or trading thereon shall be restricted, or (ii) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Portfolio or the Acquiring Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Time, this Plan may be terminated by the Board.

     (c) The Acquiring Portfolio will provide to the Acquired Portfolio evidence satisfactory to the Acquired Portfolio that Acquisition Shares issuable pursuant to the Acquisition have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. After the Closing Date, the Acquiring Portfolio will provide to the Acquired Portfolio evidence satisfactory to the Acquired Portfolio that such Shares have been credited pro rata to open accounts in the names of the Acquired Portfolio Stockholders.

     (d) At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by this Plan.

7.   Termination of Plan

     A majority of the Corporation's Board may terminate this Plan before the applicable Effective Time if: (i) any of the conditions precedent set forth herein are not satisfied; or (ii) the Board determines that the consummation of the Acquisition is not in the best interests of either Portfolio or its Stockholders.

8.   Termination of the Acquired Portfolio

     If the Acquisition is consummated, the Acquired Portfolio shall terminate its registration under the 1940 Act and the 1933 Act and will terminate.

9.   Expenses

     The Acquisition expenses shall be borne proportionately by the Acquired Portfolio and other portfolios of the Corporation expected to be acquired by the Acquiring Portfolio concurrently with the Acquired Portfolio based on its net assets.

                                   APPENDIX G

                                 CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of each of High Yield, Global Bond, AGI, Global Dollar and High Grade as of September 30, 2007 and on a pro forma combined basis, giving effect to the acquisitions of the assets and liabilities of High Yield, Global Bond, AGI and Global Dollar by High Grade at net asset value as of September 30, 2007.


                                                                                                Pro Forma       High Grade
                        High Yield    Global Bond      AGI     Global Dollar    High Grade      Adjustments     (pro forma)(a)
                        ----------    -----------     -------  -------------    ---------       -----------     --------------
                         Class A        Class A       Class A      Class A        Class A                         Class A
                         -------        -------       -------      -------        -------                         -------
Net Asset Value       $26,254,269    $27,807,775   $31,738,114   $20,902,760   $69,267,676       230,497(b)    $175,970,594
Shares outstanding      3,743,544      2,318,618     2,625,472     1,585,450     5,977,348    (1,085,303)        15,165,129
Net asset value
  per share                 $7.01         $11.99        $12.09        $13.18        $11.59                           $11.60

                         Class B        Class B       Class B      Class B        Class B                         Class B
                         -------        -------       -------      -------        -------                         -------

Net Asset Value       $ 9,610,035    $11,497,959    $6,245,408    $5,284,499   $20,585,476        70,503(b)     $53,223,377
Shares outstanding      1,372,624        967,535       516,531       402,392     1,791,143      (424,417)         4,625,809
Net asset value
  per share                 $7.00         $11.88         12.09         13.13        $11.49                           $11.51

-----------------------------------------

(a) Assumes the Acquisitions were consummated on January 25, 2008 and is for information purposes only. No assurance can be given as to how many shares of High Grade will be received by the shareholders of High Yield, Global
     Bond, AGI and Global Dollar on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of High Grade that actually will be received on or after such date.

(b)  Includes adjustments for estimated proxy costs.

                                   APPENDIX H

                                LEGAL PROCEEDINGS

     On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against the Adviser, AllianceBernstein Holding L.P. ("Holding"), AllianceBernstein Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser ("AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act of 1933, as amended, Sections 10(b) and 20(a) of the Securities and Exchange Act of 1934, as amended, and Sections 206 and 215 of the Investment Advisers Act of 1940, as amended. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

     Following October 2, 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. All state court actions against the Adviser either were voluntarily dismissed or removed to federal court. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions to the United States District Court for the District of Maryland (the "Mutual Fund MDL").

     On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (the "SEC Order") and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (the "NYAG Order").

     On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding ("MOU") containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which we previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

     It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

                                   APPENDIX I

                           SHARE OWNERSHIP INFORMATION

Shares Outstanding

     As of January 11, 2008, each Portfolio had the following number of shares of common stock outstanding.


                                              Number of Outstanding
                                                   Shares of
Portfolio                        Class           Common Stock
---------                        -----           ------------

   High Yield                      A           3,451,047.6100
                                   B           1,289,827.8580


   Global Bond                     A           2,292,708.7170
                                   B             989,484.6900


   AGI                             A           2,527,405.3550
                                   B             490,488.8400


   Global Dollar                   A           1,455,017.5620
                                   B             381,515.8400


   High Grade                      A           5,622,479.6130
                                   B           1,742,356.0110

Ownership of Shares

     As of January 11, 2008, the Directors and officers of each Portfolio as a group beneficially owned less than 1% of the outstanding shares of common stock of that Portfolio. To the knowledge of each Portfolio, the following table shows the persons owning, as of January 11, 2008, either of record or beneficially, 5% or more of the outstanding shares of the Portfolio and the percentage of the combined Portfolio's shares to be owned by the persons if the Acquisition had been consummated as of that date.

                                                                                                            Percentage of
                                                                                                         Outstanding Shares
                                                                 Number of           Percentage of           of Combined
                      Name and Address of                    Outstanding Shares    Outstanding Shares      Portfolio Class
Portfolio and Class       Shareholder                          of Class Owned        of Class Owned             Owned
-------------------       -----------                          --------------        --------------             -----
High Yield
                      American International Life                325,141.789             9.43%                 2.14%
    Class A           Insurance Co of NY
                      Attn:  Ed Bacon
                      600 N. King Street
                      Wilmington, DE  19801-3708

                      AIG Life Insurance Company               3,019,876.465            87.56%                19.89%
                      Attn:  Ed Bacon
                      2727A Allen Parkway #4D1
                      Houston, TX  77019-2107

                      Anchor National Life Ins Co              1,285,198.944            99.72%                27.75%
    Class B           Attn: Variable Annuity Accounting
                      21650 Oxnard St MSC 6-7
                      Woodland Hills, CA 91367-4901


Global Bond

                      Sun Life Assurance Company of              586,802.449            25.59%                 3.87%
    Class A           Canada (US)
                      Attn:  James Joseph
                      P.O. Box 9133
                      Wellesley Hills, MA  02481-9131

                      AIG Life Insurance Company               1,224,052.081            53.38%                 8.06%
                      Attn:  Ed Bacon
                      2727A Allen Parkway #4D1
                      Houston, TX  77019-2107

                      American Int'l Group GVUL PS               119,005.198             5.19%                 0.78%
                      Attn:  Ed Bacom
                      2727A Allen Parkway #4D1
                      Houston, TX  77019-2107

                      Hartford Life Separate Account             202,883.157            20.48%                 4.38%
    Class B           200 Hopmeadow Street
                      P.O. Box 2999
                      Hartford, CT 06104-2999

                      Sun Life Assurance Company                 226,158.404            22.83%                 4.88%
                      of Canada (US)
                      Attn:  James Joseph
                      P.O. Box 9133
                      Wellesley Hills, MA 02481-9133

                      Anchor National Life Ins Co.               518,089.400            52.31%                11.19%
                      Attn:  Variable Annuity Accounting
                      21650 Oxnard Street MSC 6-7
                      Woodland Hills, CA  91367-4901


AGI

                      American International Life Insurance      265,817.922            10.53%                 1.75%
    Class A           Company of NY
                      Attn:  Ed Bacon
                      600 N. King Street
                      Wilmington, DE  19801-3708

                      AIG Life Insurance Company               2,221,766.543            88.04%                14.63%
                      Attn:  Ed Bacon
                      2727A Allen Parkway #4D1
                      Houston, TX  77019-2107

                      Anchor National Life Ins Co                487,552.553            99.41%                10.53%
    Class B           Attn: Variable Annuity Accounting
                      21650 Oxnard St MSC 6-7
                      Woodland Hills, CA 91367-4901


Global Dollar

                      American International Life                143,542.365            9.88%                  0.95%
    Class A           Insurance Company of NY
                      Attn:  Ed Bacon
                      2727 A-Allen Parkway
                      Houston, TX  77019-2115

                      AIG Life Insurance Company               1,282,201.138            88.25%                 8.45%
                      Attn:  Ed Bacon
                      2727A Allen Parkway #4D1
                      Houston, TX  77019-2107

                      Anchor National Life Ins Co                 375,895.742           98.21%                 8.12%
    Class B           Attn: Variable Annuity Accounting
                      21650 Oxnard St MSC 6-7
                      Woodland Hills, CA 91367-4901


High Grade

                      American International Life Insurance        561,037.506            9.97%                3.00%
    Class A           Company of NY
                      Attn:  Ed Bacon
                      2727 A-Allen Parkway
                      Houston, TX  77019-2115

                      AIG Life Insurance Company               4,857,090.155           86.33%                 28.19%
                      Attn:  Ed Bacon
                      2727A Allen Parkway #4D1
                      Houston, TX  77019-2115


                      AIG Life Insurance Company                 139,066.052            7.99%                  3.00%
    Class B           Attn:  Ed Bacon
                      2727A Allen Parkway #4D1
                      Houston, TX  77019-2107

                      Anchor National Life Insurance Co.       1,305,606.575           75.03%                 28.19%
                      Attn:  Variable Annuity Accounting
                      21650 Oxnard Street MSC 6-7
                      Woodland Hills, CA  91367-4901

                      American Enterprise Life Insurance         281,613.482           16.18%                  6.08%
                      Company
                      1438 - AXP
                      Minneapolis, MN  55474-0001

                                   APPENDIX J

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand each Portfolio's financial performance for the past 5 years (or, if shorter, the period of the Portfolio's operations). Certain information reflects financial results for a single share of each Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, this information has been audited by Ernst & Young LLP, the independent registered public accounting firm for the Portfolios as of the end of the Portfolios' last fiscal year, whose reports, along with each Portfolio's financial statements, are included in the Portfolios' annual report and available upon request.


                                                  High Yield
                                                  ----------

                                                   Class A

                                                                      Year Ended December 31,
                                                      -------------------------------------------------------

                                                       2007      2006         2005       2004         2003
                                                     --------- ---------    ---------  ---------    ---------
Net asset value, beginning of period                    $7.40     $7.43        $7.97      $7.91        $6.83
                                                     --------- ---------    ---------  ---------    ---------

Income From Investment Operations
Net investment income (a)                                 .48       .51          .58        .60(b)       .55
Net realized and unrealized gain (loss) on
   investment and foreign currency transactions          (.40)      .12         (.45)      (.01)         .95
                                                     --------- ---------    ---------  ---------    ---------
Net increase (decrease) in net asset value from
   operations                                             .08       .63          .13        .59         1.50
                                                     --------- ---------    ---------  ---------    ---------
Less: Dividends
Dividends from net investment income                     (.58)     (.66)        (.67)      (.53)        (.42)
Net asset value, end of period                          $6.90     $7.40        $7.43      $7.97        $7.91
                                                     ========= =========    =========  =========    =========

Total Return
Total investment return based on net asset value (c)      .89%     9.05%        1.78%      7.98%       22.44%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)             $24,082   $31,701      $34,968    $42,842      $48,076
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements           1.29%     1.20%(d)     1.09%      1.04%        1.46%
   Expenses, before waivers and reimbursements           1.29%     1.20%(d)     1.09%      1.21%        1.46%
   Net investment income                                 6.61%     6.98%(d)     7.58%      7.74%(b)     7.48%
Portfolio turnover rate                                    39%       57%          54%        80%         105%
-----------------------------------------------------------------------------------------------------------------------------------

See footnotes on pages 76-77.

                                                 High Yield
                                                 ----------

                                                   Class B

                                                                 Year Ended December 31,
                                              --------------------------------------------------------------

                                               2007          2006          2005      2004           2003
                                            -----------    ---------     --------- ---------       -------
Net asset value, beginning of period             $7.38        $7.41         $7.95     $7.91         $6.84
                                            -----------    ---------     --------- ---------       -------

Income From Investment Operations
Net investment income (a)                          .46          .49           .56       .58(b)        .52
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions                                   (.40)         .12          (.45)     (.02)          .97
                                            -----------    ---------     --------- ---------       -------
Net increase in net asset value from
   operations                                      .06          .61           .11       .56          1.49
                                            -----------    ---------     --------- ---------       -------

Less: Dividends
Dividends from net investment income              (.56)        (.64)         (.65)     (.52)         (.42)
Net asset value, end of period                   $6.88        $7.38         $7.41     $7.95         $7.91
                                            ===========    =========     ========= =========       =======

Total Return
Total investment return based on net asset
   value (c)                                       .62%        8.76%         1.54%     7.62%        22.24%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)       $8,964      $10,823       $11,085   $12,558        $7,962
Ratio to average net assets of:
   Expenses, net of waivers and
      reimbursements                              1.54%        1.45%(d)      1.34%    1.30%         1.70%
   Expenses, before waivers and
      reimbursements                              1.54%        1.45%(d)      1.34%     1.47%         1.70%
   Net investment income                          6.36%        6.72%(d)      7.33%     7.51%(b)      7.19%
Portfolio turnover rate                             39%        57%           54%       80%            105%
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Global Bond
                                                   -----------

                                                     Class A

                                                                        Year Ended December 31,
                                                      -------------------------------------------------------

                                                         2007      2006         2005        2004         2003
                                                       --------- ---------     --------   ---------    ---------
Net asset value, beginning of period                     $11.59    $11.32       $13.63      $13.50       $12.63
                                                       --------- ---------     --------   ---------    ---------
Income From Investment Operations
Net investment income (a)                                   .31       .29          .28         .25(b)       .25
Net realized and unrealized gain (loss) on investment
   and foreign currency transactions                        .85       .26        (1.26)        .93         1.40
                                                       --------- ---------     --------   ---------    ---------
Net increase (decrease) in net asset value from
   operations                                              1.16       .55         (.98)       1.18         1.65
                                                       --------- ---------     --------   ---------    ---------
Less Dividends and Distributions
Dividends from net investment income                       (.38)     (.18)       (1.18)       (.78)        (.78)
Distributions from net realized gain on investment
   and foreign currency transactions                         -0-     (.10)        (.15)       (.27)          -0-
                                                       --------- ---------     --------   ---------    ---------
Total dividends and distributions                          (.38)     (.28)       (1.33)      (1.05)        (.78)
                                                       --------- ---------     --------   ---------    ---------
Net asset value, end of period                           $12.37    $11.59       $11.32      $13.63       $13.50
                                                       ========= =========     ========   =========    =========

Total Return
Total investment return based on net asset value (c)      10.35%     4.97%       (7.65)%      9.63%       13.26%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)               $27,930   $29,755      $47,443     $56,043      $58,658
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements             1.23%     1.03%(d)      .87%        .88%        1.15%
   Expenses, before waivers and reimbursements             1.23%     1.03%(d)      .87%       1.02%        1.15%
   Net investment income                                   2.67%     2.53%(d)     2.30%       1.93%(b)     1.93%
Portfolio turnover rate                                     193%      156%         148%        107%         197%
-----------------------------------------------------------------------------------------------------------------------------------

See footnotes on pages 76-77.

                                                   Global Bond

                                                     Class B

                                                                        Year Ended December 31,
                                                      -------------------------------------------------------

                                                          2007      2006          2005       2004         2003
                                                        --------- ---------     ---------  ---------    ---------
Net asset value, beginning of period                      $11.47    $11.21        $13.51     $13.40       $12.54
                                                        --------- ---------     ---------  ---------    ---------
Income From Investment Operations
Net investment income (a)                                    .28       .26           .25        .22(b)       .21
Net realized and unrealized gain (loss) on investment
   and foreign currency transactions                         .85       .25         (1.25)       .91         1.41
                                                        --------- ---------     ---------  ---------    ---------
Net increase (decrease) in net asset value from
   operations                                               1.13       .51         (1.00)      1.13         1.62
                                                        --------- ---------     ---------  ---------    ---------
Less: Dividends and Distributions
Dividends from net investment income                        (.35)     (.15)        (1.15)      (.75)        (.76)
Distributions from net realized gain on investment and
   foreign currency transactions                              -0-     (.10)         (.15)      (.27)          -0-
                                                        --------- ---------     ---------  ---------    ---------
Total dividends and distributions                           (.35)     (.25)        (1.30)     (1.02)        (.76)
                                                        --------- ---------     ---------  ---------    ---------
Net asset value, end of period                            $12.25    $11.47        $11.21     $13.51       $13.40
                                                        ========= =========     =========  =========    =========

Total Return
Total investment return based on net asset value (c)       10.15%     4.64%        (7.87)%     9.33%       13.08%

Ratios/Supplemental Data
Net assets, end of period, (000's omitted)               $11,957   $12,566       $12,986    $13,997      $11,399
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements              1.47%     1.30%(d)      1.12%      1.13%        1.40%
   Expenses, before waivers and reimbursements              1.47%     1.30%(d)      1.12%      1.27%        1.40%
   Net investment income                                    2.42%     2.30%(d)      2.05%      1.72%(b)     1.66%
Portfolio turnover rate                                      193%      156%          148%       107%         197%
-----------------------------------------------------------------------------------------------------------------------------------

See footnotes on pages 76-77.

                                                      AGI
                                                      ---

                                                    Class A

                                                                 Year Ended December 31,
                                           --------------------------------------------------------------------

                                              2007             2006           2005       2004          2003
                                           ------------     -----------     ---------- ---------     ----------
Net asset value, beginning of period            $12.49          $13.06         $12.91    $13.01         $12.65
                                           ------------     -----------     ---------- ---------     ----------
Income From Investment Operations
Net investment income (a)                          .58             .59            .70       .65(b)         .61
Net realized and unrealized gain (loss)
   on investment and foreign currency
   transactions                                    .39            (.22)           .38      (.06)           .34
                                           ------------     -----------     ---------- ---------     ----------
Net increase (decrease) in net asset
   value from operations                           .97             .37           1.08       .59            .95
                                           ------------     -----------     ---------- ---------     ----------
Less: Dividends and Distributions
Dividends from net investment income              (.77)           (.90)          (.93)     (.69)          (.59)
Distributions from net realized gain on
   investment and foreign currency
   transactions                                   (.11)           (.04)            -0-       -0-            -0-
                                           ------------     -----------     ---------- ---------     ----------
Total dividends and distributions                 (.88)           (.94)          (.93)     (.69)          (.59)
                                           ------------     -----------     ---------- ---------     ----------
Net asset value, end of period                  $12.58          $12.49         $13.06    $12.91         $13.01
                                           ============     ===========     ========== =========     ==========

Total Return
Total investment return based on net
   asset value (c)                                8.38%           3.31%          8.67%     4.89%          7.35%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)      $31,802         $35,767        $45,730   $47,776        $60,550
Ratio to average net assets of:
   Expenses, net of waivers and                                        (d)
      reimbursements                              2.28%           1.50%          1.28%     1.00%          1.04%
   Expenses, before waivers and                                        (d)
      reimbursements                              2.28%           1.50%          1.28%     1.11%          1.04%
   Expenses, before waivers and                                        (d)
      reimbursements, excluding interest
      expense                                     1.20%           1.08%          1.02%      .98%          1.04%
   Net investment income                          4.69%           4.74%(d)       5.42%     5.07%(b)       4.75%
Portfolio turnover rate                              8%             43%            75%       69%            73%
-----------------------------------------------------------------------------------------------------------------------------------

See footnotes on pages 76-77.

                                                    AGI
                                                    ---

                                                  Class B

                                                                Year Ended December 31,
                                           -----------------------------------------------------------------

                                              2007           2006          2005      2004           2003
                                           ------------     -----------     ---------- ---------     ----------
Net asset value, beginning of period           $12.47        $13.03         $12.90   $13.01        $12.67
                                           -----------      --------     -------------------       -------
Income From Investment Operations
Net investment income (a)                         .54           .55            .66      .62(b)        .57
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions                                   .40          (.21)           .38     (.06)          .36
                                           -----------      --------     -------------------       -------
Net increase (decrease) in net asset value
   from operations                                .94           .34           1.04      .56           .93
                                           -----------      --------     -------------------       -------

Less: Dividends and Distributions
Dividends from net investment income             (.73)         (.86)          (.91)    (.67)         (.59)
Distributions from net realized gain on
   investment and foreign currency
   transactions                                  (.11)         (.04)            -0-      -0-           -0-
                                           -----------      --------     -------------------       -------
Total dividends and distributions                (.84)         (.90)          (.91)    (.67)         (.59)
                                           -----------      --------     -------------------       -------
Net asset value, end of period                 $12.57        $12.47         $13.03   $12.90        $13.01
                                           ===========      ========     ===================       =======

Total Return
Total investment return based on net asset
   value (c)                                     8.10%         3.01%          8.33%    4.67%         7.18%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)      $6,147        $7,129        $13,310   $9,393        $5,698
Ratio to average net assets of:
   Expenses, net of waivers and                                     (d)
      reimbursements                             2.55%         1.69%          1.53%    1.27%         1.30%
   Expenses, before waivers and                                     (d)
      reimbursements                             2.55%         1.69%          1.53%    1.37%         1.30%
   Expenses, before waivers and                                     (d)
      reimbursements, excluding interest
      expense                                    1.45%         1.31%          1.27%    1.24%         1.30%
   Net investment income                         4.44%         4.50%(d)       5.17%    4.88%(b)      4.42%
Portfolio turnover rate                             8%           43%            75%      69%           73%
-----------------------------------------------------------------------------------------------------------------------------------

                                                Global Dollar
                                                -------------

                                                   Class A

                                                                      Year Ended December 31,
                                                      -------------------------------------------------------

                                                       2007      2006         2005     2004(e)        2003
                                                     --------- ---------    ---------  ---------    ---------
Net asset value, beginning of period                   $14.22    $14.42       $14.79     $14.53       $11.43
                                                     --------- ---------    ---------  ---------    ---------
Income From Investment Operations
Net investment income (a)                                 .72       .76          .84        .86(b)       .95
Net realized and unrealized gain (loss) on
   investment transactions                               (.11)      .53          .46        .45         2.83
                                                     --------- ---------    ---------  ---------    ---------
Net increase in net asset value from operations           .61      1.29         1.30       1.31         3.78
                                                     --------- ---------    ---------  ---------    ---------

Less: Dividends and Distributions
Dividends from net investment income                     (.85)     (.83)        (.95)     (1.05)        (.68)
Distributions from net realized gain on investment
   transactions                                          (.55)     (.66)        (.72)        -0-          -0-
                                                     --------- ---------    ---------  ---------    ---------
Total dividends and distributions                       (1.40)    (1.49)       (1.67)     (1.05)        (.68)
                                                     --------- ---------    ---------  ---------    ---------
Net asset value, end of period                         $13.43    $14.22       $14.42     $14.79       $14.53
                                                     ========= =========    =========  =========    =========

Total Return
Total investment return based on net asset value (c)     4.53%    10.01%        9.62%     10.12%       33.41%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)             $19,664   $23,279      $23,073    $22,932      $26,433
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements           1.56%     1.76%(d)     1.69%      1.76%        1.90%
   Expenses, before waivers and reimbursements           1.56%     1.76%(d)     1.69%      1.93%        1.90%
   Expenses, before waivers and reimbursements                          (d)
      excluding interest expense                         1.52%     1.69%        1.68%      1.92%        1.88%
   Net investment income                                 5.23%     5.41%(d)     5.83%      6.07%(b)     7.20%
Portfolio turnover rate                                    40%       50%          91%       188%         150%
-----------------------------------------------------------------------------------------------------------------------------------

                                              Global Dollar
                                              -------------

                                                 Class B

                                                               Year Ended December 31,
                                             ------------------------------------------------------------
                                                2007            2006         2005     2004(e)      2003
                                            -------------      -------      --------  -------     -------
Net asset value, beginning of period              $14.16       $14.36       $14.74   $14.51       $11.42
                                            -------------      -------      --------  -------     -------
Income From Investment Operations
Net investment income (a)                            .68          .72           .80      .82(b)      .88
Net realized and unrealized gain (loss)
   on investment transactions                       (.11)         .54           .46      .45        2.89
                                            -------------      -------      --------  -------     -------
Net increase in net asset value from
   operations                                        .57         1.26          1.26     1.27        3.77
                                            -------------      -------      --------  -------     -------
Less: Dividends and Distributions
Dividends from net investment income                (.81)        (.80)         (.92)   (1.04)       (.68)
Distributions from net realized gain on
   investment transactions                          (.55)        (.66)         (.72)      -0-         -0-
                                            -------------      -------      --------  -------     -------
Total dividends and distributions                  (1.36)       (1.46)        (1.64)   (1.04)       (.68)
                                            -------------      -------      --------  -------     -------
Net asset value, end of period                    $13.37       $14.16        $14.36   $14.74      $14.51
                                            =============      =======      ========  =======     =======

Total Return
Total investment return based on net
   asset value (c)                                  4.27%        9.77%         9.35%    9.81%      33.34%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)         $5,114       $5,756        $5,382   $4,979      $3,162
Ratio to average net assets of:
   Expenses, net of waivers and                                       (d)
      reimbursements                                1.80%        2.01%         1.93%    2.07%       2.14%
   Expenses, before waivers and                                       (d)
      reimbursements                                1.80%        2.01%         1.93%    2.24%       2.14%
   Expenses, before waivers and                                       (d)
      reimbursements excluding interest
      expense                                       1.77%        1.94%         1.93%    2.23%       2.12%
   Net investment income                            4.98%        5.16%(d)      5.60%    5.74%(b)    6.67%
Portfolio turnover rate                               40%          50%           91%     188%        150%
-----------------------------------------------------------------------------------------------------------------------------------

                                                   High Grade
                                                   ----------

                                                    Class A

                                                                      Year Ended December 31,
                                                      -------------------------------------------------------
                                                      2007      2006          2005      2004           2003
                                                    --------- ---------     --------- ----------     ----------
Net asset value, beginning of period                  $11.78    $11.82        $12.28     $12.56         $12.54

Income From Investment Operations
Net investment income (a)                                .54       .50           .41        .32(b)         .26
Net realized and unrealized gain (loss) on
   investment transactions                               .01      (.06)         (.17)       .12            .23
                                                    --------- ---------     --------- ----------     ----------
Net increase in net asset value from operations          .55       .44           .24        .44            .49
                                                    --------- ---------     --------- ----------     ----------

Less: Dividends and Distributions
Dividends from net investment income                    (.55)     (.48)         (.36)      (.36)          (.37)
Distributions from net realized gain on investment
   transactions                                           -0-       -0-         (.34)      (.36)          (.10)
                                                    --------- ---------     --------- ----------     ----------
Total dividends and distributions                       (.55)     (.48)         (.70)      (.72)          (.47)
                                                    --------- ---------     --------- ----------     ----------
Net asset value, end of period                        $11.78    $11.78        $11.82     $12.28         $12.56
                                                    ========= =========     ========= ==========     ==========

Total Return
Total investment return based on net
   asset value (c)                                      4.85%     3.93%         1.98%      3.77%          3.88%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)            $66,305   $71,655       $83,329   $102,543       $129,194
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements           .78%      .77%(d)       .71%       .68%           .77%
   Expenses, before waivers and reimbursements           .78%      .77%(d)       .71%       .78%           .77%
   Net investment income                                4.58%     4.25%(d)      3.37%      2.46%(b)       2.10%
Portfolio turnover rate                                   90%      327%          529%       662%           748%
-----------------------------------------------------------------------------------------------------------------------------------

See footnotes on pages 76-77.

                                                   High Grade
                                                   ----------

                                                     Class B

                                                                         Year Ended December 31,
                                                      -------------------------------------------------------
                                                          2007      2006         2005       2004         2003
                                                        --------- ---------    ---------  ---------    ---------
Net asset value, beginning of period                      $11.67    $11.72       $12.18     $12.47       $12.47
                                                        --------- ---------    ---------  ---------    ---------
Income From Investment Operations
Net investment income (a)                                    .50       .46          .38        .28(b)       .24
Net realized and unrealized gain (loss) on investment
   transactions                                              .02      (.06)        (.17)       .13          .21
                                                        --------- ---------    ---------  ---------    ---------
Net increase in net asset value from operations              .52       .40          .21        .41          .45
                                                        --------- ---------    ---------  ---------    ---------

Less: Dividends and Distributions
Dividends from net investment income                        (.52)     (.45)        (.33)      (.34)        (.35)
Distributions from net realized gain on investment
   transactions                                               -0-       -0-        (.34)      (.36)        (.10)
                                                        --------- ---------    ---------  ---------    ---------
Total dividends and distributions                           (.52)     (.45)        (.67)      (.70)        (.45)
                                                        --------- ---------    ---------  ---------    ---------
Net asset value, end of period                            $11.67    $11.67       $11.72     $12.18       $12.47
                                                        ========= =========    =========  =========    =========

Total Return
Total investment return based on net asset value (c)        4.60%     3.59%        1.75%      3.52%        3.61%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)                $20,289   $22,340      $24,716    $25,744      $21,982
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements              1.03%     1.02%(d)      .96%       .93%        1.03%
   Expenses, before waivers and reimbursements              1.03%     1.02%(d)      .96%      1.03%        1.03%
   Net investment income                                    4.32%     4.01%(d)     3.14%      2.19%(b)     1.89%
Portfolio turnover rate                                       90%      327%         529%       662%         748%
-----------------------------------------------------------------------------------------------------------------------------------

(a)  Based on average shares outstanding.
(b)  Net of expenses waived or reimbursed by the Adviser.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.
(d)  The ratio includes expenses attributable to costs of proxy solicitation.
(e) As of January 1, 2004, the Portfolio has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim payments were reflected within interest income/expense on the statement of operations. The effect of this change for the year ended December 31, 2004, was to decrease net investment income per share by $.02 and increase net realized and unrealized gain (loss) on investment transactions per share by $.02 for Class A and B. Consequently, the ratios of net investment income to average net assets were decreased by .17% for Class A and B respectively.

(1)  Policies with the notation "F" are fundamental policies.

              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

--------------------------------------------------------------------------------
             - ALLIANCEBERNSTEIN U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO

--------------------------------------------------------------------------------

                           1345 Avenue of the Americas

--------------------------------------------------------------------------------
                               New York, New York
                            Toll Free (800) 221-5672

                       STATEMENT OF ADDITIONAL INFORMATION
                               February [__], 2008


         This Statement of Additional Information (the "SAI") relates to the acquisitions (the "Acquisitions") of all of the assets and liabilities of AllianceBernstein High Yield Portfolio ("High Yield"), AllianceBernstein Global Bond Portfolio ("Global Bond"), AllianceBernstein Americas Government Income Portfolio ("AGI") and AllianceBernstein Global Dollar Government Portfolio "(Global Dollar"), each a series of AllianceBernstein Variable Products Series Fund, Inc., by AllianceBernstein U.S. Government/High Grade Securities Portfolio ("High Grade"), another series of AllianceBernstein Variable Products Series Fund, Inc. (High Yield, Global Bond, AGI and Global Dollar are each an "Acquired Portfolio" and collectively, the "Acquired Portfolios." High Grade and the Acquired Portfolios are each a "Portfolio" and collectively, the "Portfolios.")

         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus dated February [__], 2008 (the "Prospectus") of High Grade which relates to the Acquisitions. As described in the Prospectus, the Acquisitions would involve the transfer of all the assets of the Acquired Portfolios in exchange for shares of High Grade and the assumption by High Grade of all the liabilities of the Acquired Portfolios. The Acquired Portfolios would distribute the High Grade shares they receive to their shareholders in complete liquidation of the Acquired Portfolios. High Grade will be the survivor for accounting purposes.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus. The Prospectus has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by writing to an Acquired Portfolio at 1345 Avenue of the Americas, New York, New York 10105, or by calling 1-800-221-5672.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
                                                                          Page
ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS
FINANCIAL STATEMENTS

Additional Information about the Portfolios

         Further information about the Portfolios is contained in their Statements of Additional Information each dated May 1, 2007, which are incorporated herein by reference and available upon request and without charge by writing to a Portfolio at 1345 Avenue of the Americas, New York, New York 10105, or by calling 1-800-221-5672.

Financial Statements

         The financial statements and Report of Independent Registered Public Accounting Firm contained in the Annual Report for the twelve months ended December 31, 2007, of each of the Portfolios, which report contains historical financial information regarding the Portfolio, has been filed with the SEC and is incorporated herein by reference.

         The following represents the pro forma financial information. The pro forma financial statements give effect to the Acquisitions of the assets and liabilities of the Acquired Portfolios by High Grade in exchange for shares of High Grade pursuant to the Plans of Acquisition and Liquidation. High Grade's unaudited pro forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations are prepared as though the Acquisitions were effective for the period October 1, 2006 - September 30, 2007.

                                   PRO FORMA

                                ALLIANCEBERNSTEIN
                       VARIABLE PRODUCTS SERIES FUND, INC.

                              FINANCIAL STATEMENTS



        ALLIANCEBERNSTEIN U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
                     ALLIANCEBERNSTEIN HIGH YIELD PORTFOLIO
                     ALLIANCEBERNSTEIN GLOBAL BOND PORTFOLIO
             ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME PORTFOLIO
              ALLIANCEBERNSTEIN GLOBAL DOLLAR GOVERNMENT PORTFOLIO










                               September 30, 2007

(unaudited)

PRO FORMA PORTFOLIO OF INVESTMENTS
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
September 30, 2007 (unaudited)

                                   AllianceBernstein Variable Products Series Fund U.S. Government/High Grade Securities Portfolio
                                                 AllianceBernstein Variable Products Series Fund Global Dollar Government Portfolio
                                                               AllianceBernstein Variable Products Series Fund High Yield Portfolio
                                               AllianceBernstein Variable Products Series Fund Americas Government Income Portfolio
                                                              AllianceBernstein Variable Products Series Fund Global Bond Portfolio
                                                                                          AllianceBernstein
                                                AllianceBernstein                             Variable
                                                 Variable Products      AllianceBernstein     Products
                                                  Series Fund U.S.      Variable Products     Series Fund      AllianceBernstein
                                                 Government/High          Series Fund        Global Dollar      Variable Products
                                                 Grade Securities     U.S. Government/High    Government          Series Fund
                                                     Portfolio          Grade Securities      Portfolio          Global Dollar
                                                     Principal             Portfolio          Principal        Government Portfolio
                                                    Amount (000)       (U.S. $ Value)        Amount (000)       (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
MORTGAGE PASS-THRU'S - 17.5%
FIXED RATE 30-YEAR - 12.9%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35 - 11/01/35                         US$       1,339        $ 1,244,039         US$        -0-     $         -0-
Series 2007
6.00%, 8/01/37                                              1,583          1,584,984                    -0-               -0-
7.00%, 2/01/37                                              1,077          1,111,629                    -0-               -0-
Federal National Mortgage Association
4.50%, 9/01/37                                                745            693,083                    -0-               -0-
Series 2002
7.00%, 3/01/32 (a)                                             -0-                -0-                   -0-               -0-
Series 2003
5.50%, 3/01/33 - 7/01/33                                    3,574          3,510,922                    -0-               -0-
Series 2004
5.50%, 4/01/34 - 11/01/34                                   1,148          1,127,414                    -0-               -0-
6.00%, 9/01/34                                                718            720,573                    -0-               -0-
Series 2005
4.50%, 8/01/35                                              1,030            956,470                    -0-               -0-
5.50%, 2/01/35 - 7/01/35                                    2,728          2,678,280                    -0-               -0-
Series 2006
5.00%, 2/01/36                                              2,430          2,321,981                    -0-               -0-
5.50%, 1/01/36 - 11/01/36                                   5,277          5,174,549                    -0-               -0-
6.50%, 9/01/36                                                813            828,148                    -0-               -0-
Series 2007
4.50%, 8/01/37                                                459            426,205                    -0-               -0-
5.50%, 5/01/36                                              1,098          1,076,440                    -0-               -0-
6.00%, 7/01/37 - 8/01/37                                      504            504,359                    -0-               -0-
6.50%, 6/01/37                                                839            854,065                    -0-               -0-

Government National Mortgage Association
Series 1994
9.00%, 9/15/24 (a)                                             -0-                -0-                   -0-               -0-
Series 2006
6.00%, 7/15/36 (a)                                             -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------
                                                                          24,813,141                                      -0-
                                                                        -------------                           -------------

FIXED RATE 15-YEAR - 1.7%
Federal Gold Loan Mortgage Corp.
Series 2006
5.00%, 4/01/21                                                997            977,853                    -0-               -0-
Federal National Mortgage Association
Series 2005
5.00%, 4/01/19                                              1,666          1,638,842                    -0-               -0-
Series 2006
5.00%, 4/01/21                                              1,383          1,355,723                    -0-               -0-
                                                                        -------------                           -------------
                                                                           3,972,418                                      -0-
                                                                        -------------                           -------------

AGENCY ARMS - 1.6%
Federal Home Loan Mortgage Corp.
Series 2007
6.05%, 4/01/37 (b)                                            443            447,718                    -0-               -0-
6.102%, 1/01/37 (b)                                           270            274,343                    -0-               -0-
Federal National Mortgage Association
6.034%, 11/01/36 (b)                                          157            158,602                    -0-               -0-
6.107%, 3/01/37 (b)                                           445            452,758                    -0-               -0-
Series 2005
4.382%, 9/01/35 (b)                                           323            324,976                    -0-               -0-
Series 2006
5.807%, 3/01/36 (b)                                           468            473,567                    -0-               -0-
5.852%, 11/01/36 (b)                                          712            721,033                    -0-               -0-
Series 2007
5.775%, 1/01/37 (b)                                           508            513,820                    -0-               -0-
6.051%, 2/01/37 (b)                                           435            440,770                    -0-               -0-
                                                                        -------------                           -------------
                                                                           3,807,587                                      -0-
                                                                        -------------                           -------------

NON-AGENCY ARMS - 1.3%
Banc of America Funding Corp.
Series 2007-C, Class 1A3
5.761%, 5/20/36 (b)                                           417            415,103                    -0-               -0-
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
6.222%, 5/25/36 (c)                                           185            186,343                    -0-               -0-
Series 2007-1, Class 21A1
5.733%, 1/25/47 (c)                                           261            260,949                    -0-               -0-
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.105%, 5/25/35 (c)                                           477            468,140                    -0-               -0-
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (b)                                            569            563,565                    -0-               -0-
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.234%, 5/25/36 (c)                                           247            248,531                    -0-               -0-
JPMorgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.066%, 7/25/36 (c)                                           495            496,948                    -0-               -0-
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.237%, 8/25/35 (c)                                           316            309,099                    -0-               -0-
                                                                        -------------                           -------------
                                                                           2,948,678                                      -0-
                                                                        -------------                           -------------
TOTAL MORTGAGE PASS-THRU'S
(cost $40,376,461)                                                        35,541,824                                      -0-
                                                                        -------------                           -------------

GOVERNMENT-RELATED - NON-U.S. ISSUERS - 14.6%
SOVEREIGNS - 14.6%
ARGENTINA-0.4%
Republic of Argentina
5.389%, 8/03/12 (b)                                            -0-                -0-                  547           490,863
8.28%, 12/31/33                                                -0-                -0-                  431           390,864
Series V
7.00%, 3/28/11                                                 -0-                -0-                   95            89,350
                                                                        -------------                           -------------
                                                                                  -0-                                971,077
                                                                        -------------                           -------------

BRAZIL-1.8%
Republic of Brazil
6.00%, 1/17/17                                                 -0-                -0-                  729           734,468
7.125%, 1/20/37                                                -0-                -0-                1,152         1,287,360
8.25%, 1/20/34                                                 -0-                -0-                  591           744,364
8.875%, 10/14/19-4/15/24                                       -0-                -0-                  832         1,048,380
11.00%, 8/17/40                                                -0-                -0-                  141           188,587
                                                                        -------------                           -------------
                                                                                  -0-                              4,003,159
                                                                        -------------                           -------------

BULGARIA-0.0%
Republic of Bulgaria
Series REGS
8.25%, 1/15/15 (d)                                             -0-                -0-                   94           109,745
                                                                        -------------                           -------------

CANADA-0.7%
Government of Canada
Series VW17

8.00%, 6/01/27 (a)                                CAD          -0-                -0-        CAD        -0-               -0-
                                                                        -------------                           -------------

                                                AllianceBernstein                            AllianceBernstein   AllianceBernstein
                                                Variable Products     AllianceBernstein     Variable Products    Variable Products
                                                   Series Fund        Variable Products        Series Fund          Series Fund
                                                    High Yield           Series Fund       Americas Government        Americas
                                                     Portfolio            High Yield        Income Portfolio         Government
                                                     Principal             Portfolio           Principal          Income Portfolio
                                                    Amount (000)         (U.S. $ Value)        Amount (000)        (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
MORTGAGE PASS-THRU'S - 17.5%
FIXED RATE 30-YEAR - 12.9%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35 - 11/01/35                         US$          -0-      $         -0-        US$        -0-     $         -0-
Series 2007
6.00%, 8/01/37                                                 -0-                -0-                   -0-               -0-
7.00%, 2/01/37                                                 -0-                -0-                   -0-               -0-
Federal National Mortgage Association
4.50%, 9/01/37                                                 -0-                -0-                   -0-               -0-
Series 2002
7.00%, 3/01/32 (a)                                             -0-                -0-                   54            55,933
Series 2003
5.50%, 3/01/33 - 7/01/33                                       -0-                -0-                   -0-               -0-
Series 2004
5.50%, 4/01/34 - 11/01/34                                      -0-                -0-                   -0-               -0-
6.00%, 9/01/34                                                 -0-                -0-                   -0-               -0-
Series 2005
4.50%, 8/01/35                                                 -0-                -0-                   -0-               -0-
5.50%, 2/01/35 - 7/01/35                                       -0-                -0-                   -0-               -0-
Series 2006
5.00%, 2/01/36                                                 -0-                -0-                   -0-               -0-
5.50%, 1/01/36 - 11/01/36                                      -0-                -0-                   -0-               -0-
6.50%, 9/01/36                                                 -0-                -0-                   -0-               -0-
Series 2007
4.50%, 8/01/37                                                 -0-                -0-                   -0-               -0-
5.50%, 5/01/36                                                 -0-                -0-                   -0-               -0-
6.00%, 7/01/37 - 8/01/37                                       -0-                -0-                   -0-               -0-
6.50%, 6/01/37                                                 -0-                -0-                   -0-               -0-

Government National Mortgage Association
Series 1994
9.00%, 9/15/24 (a)                                             -0-                -0-                    7             7,664
Series 2006
6.00%, 7/15/36 (a)                                             -0-                -0-                4,591         4,620,747
                                                                        -------------                           -------------
                                                                                  -0-                              4,684,344
                                                                        -------------                           -------------

FIXED RATE 15-YEAR - 1.7%
Federal Gold Loan Mortgage Corp.
Series 2006
5.00%, 4/01/21                                                 -0-                -0-                   -0-               -0-
Federal National Mortgage Association
Series 2005
5.00%, 4/01/19                                                 -0-                -0-                   -0-               -0-
Series 2006
5.00%, 4/01/21                                                 -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------
                                                                                  -0-                                     -0-
                                                                        -------------                           -------------

AGENCY ARMS - 1.6%
Federal Home Loan Mortgage Corp.
Series 2007
6.05%, 4/01/37 (b)                                             -0-                -0-                   -0-               -0-
6.102%, 1/01/37 (b)                                            -0-                -0-                   -0-               -0-
Federal National Mortgage Association
6.034%, 11/01/36 (b)                                           -0-                -0-                   -0-               -0-
6.107%, 3/01/37 (b)                                            -0-                -0-                   -0-               -0-
Series 2005
4.382%, 9/01/35 (b)                                            -0-                -0-                   -0-               -0-
Series 2006
5.807%, 3/01/36 (b)                                            -0-                -0-                   -0-               -0-
5.852%, 11/01/36 (b)                                           -0-                -0-                   -0-               -0-
Series 2007
5.775%, 1/01/37 (b)                                            -0-                -0-                   -0-               -0-
6.051%, 2/01/37 (b)                                            -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------
                                                                                  -0-                                     -0-
                                                                        -------------                           -------------

NON-AGENCY ARMS - 1.3%
Banc of America Funding Corp.
Series 2007-C, Class 1A3
5.761%, 5/20/36 (b)                                            -0-                -0-                   -0-               -0-
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
6.222%, 5/25/36 (c)                                            -0-                -0-                   -0-               -0-
Series 2007-1, Class 21A1
5.733%, 1/25/47 (c)                                            -0-                -0-                   -0-               -0-
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.105%, 5/25/35 (c)                                            -0-                -0-                   -0-               -0-
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (b)                                             -0-                -0-                   -0-               -0-
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.234%, 5/25/36 (c)                                            -0-                -0-                   -0-               -0-
JPMorgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.066%, 7/25/36 (c)                                            -0-                -0-                   -0-               -0-
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.237%, 8/25/35 (c)                                            -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------
                                                                                  -0-                                     -0-
                                                                        -------------                           -------------
TOTAL MORTGAGE PASS-THRU'S
(cost $40,376,461)                                                                -0-                              4,684,344
                                                                        -------------                           -------------

GOVERNMENT-RELATED - NON-U.S. ISSUERS - 14.6%
SOVEREIGNS - 14.6%
ARGENTINA-0.4%
Republic of Argentina
5.389%, 8/03/12 (b)                                            -0-                -0-                   -0-               -0-
8.28%, 12/31/33                                                -0-                -0-                   -0-               -0-
Series V
7.00%, 3/28/11                                                 -0-                -0-                   -0-               -0-

                                                                        -------------                           -------------
                                                                                  -0-                                     -0-
                                                                        -------------                           -------------

BRAZIL-1.8%
Republic of Brazil
6.00%, 1/17/17                                                 -0-                -0-                   -0-               -0-
7.125%, 1/20/37                                                -0-                -0-                   -0-               -0-
8.25%, 1/20/34                                                 -0-                -0-                   -0-               -0-
8.875%, 10/14/19-4/15/24                                       -0-                -0-                   -0-               -0-
11.00%, 8/17/40                                                -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------
                                                                                  -0-                                     -0-
                                                                        -------------                           -------------

BULGARIA-0.0%
Republic of Bulgaria
Series REGS
8.25%, 1/15/15 (d)                                             -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------

CANADA-0.7%
Government of Canada
Series VW17
8.00%, 6/01/27 (a)                                CAD          -0-                -0-        CAD     1,132         1,657,911
                                                                        -------------                           -------------

                                                                                                Pro Forma            Pro Forma
                                                 AllianceBernstein                           AllianceBernstein     AllianceBernstein
                                                  Variable Products      AllianceBernstein    Variable Products   Variable Products
                                                    Series Fund         Variable Products    Series Fund  U.S.     Series Fund U.S.
                                                     Global Bond            Series Fund       Government/High      Government/High
                                                      Portfolio             Global Bond       Grade Securities     Grade Securities
                                                      Principal              Portfolio       Portfolio Principal      Portfolio
                                                     Amount (000)          (U.S. $ Value)       Amount (000)        (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
MORTGAGE PASS-THRU'S - 17.5%
FIXED RATE 30-YEAR - 12.9%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35 - 11/01/35                         US$          -0-          $     -0-        US$     1,339       $ 1,244,039
Series 2007
6.00%, 8/01/37                                                 -0-                -0-                1,583         1,584,984
7.00%, 2/01/37                                                 -0-                -0-                1,077         1,111,629
Federal National Mortgage Association
4.50%, 9/01/37                                                 -0-                -0-                  745           693,083
Series 2002
7.00%, 3/01/32 (a)                                             -0-                -0-                   54            55,933
Series 2003
5.50%, 3/01/33 - 7/01/33                                       -0-                -0-                3,574         3,510,922
Series 2004
5.50%, 4/01/34 - 11/01/34                                      -0-                -0-                1,148         1,127,414
6.00%, 9/01/34                                                 -0-                -0-                  718           720,573
Series 2005
4.50%, 8/01/35                                                 -0-                -0-                1,030           956,470
5.50%, 2/01/35 - 7/01/35                                       -0-                -0-                2,728         2,678,280
Series 2006
5.00%, 2/01/36                                                 -0-                -0-                2,430         2,321,981
5.50%, 1/01/36 - 11/01/36                                      -0-                -0-                5,277         5,174,549
6.50%, 9/01/36                                                 -0-                -0-                  813           828,148
Series 2007
4.50%, 8/01/37                                                 -0-                -0-                  459           426,205
5.50%, 5/01/36                                                 -0-                -0-                1,098         1,076,440
6.00%, 7/01/37 - 8/01/37                                       -0-                -0-                  504           504,359
6.50%, 6/01/37                                                 -0-                -0-                  839           854,065

Government National Mortgage Association
Series 1994
9.00%, 9/15/24 (a)                                             -0-                -0-                    7             7,664
Series 2006
6.00%, 7/15/36 (a)                                             -0-                -0-                4,591         4,620,747
                                                                        -------------                           -------------
                                                                                  -0-                             29,497,485
                                                                        -------------                           -------------

FIXED RATE 15-YEAR - 1.7%
Federal Gold Loan Mortgage Corp.
Series 2006
5.00%, 4/01/21                                                 -0-                -0-                  997           977,853
Federal National Mortgage Association
Series 2005
5.00%, 4/01/19                                                 -0-                -0-                1,666         1,638,842
Series 2006
5.00%, 4/01/21                                                 -0-                -0-                1,383         1,355,723
                                                                        -------------                           -------------
                                                                                  -0-                              3,972,418
                                                                        -------------                           -------------

AGENCY ARMS - 1.6%
Federal Home Loan Mortgage Corp.
Series 2007
6.05%, 4/01/37 (b)                                             -0-                -0-                  443           447,718
6.102%, 1/01/37 (b)                                            -0-                -0-                  270           274,343
Federal National Mortgage Association
6.034%, 11/01/36 (b)                                           -0-                -0-                  157           158,602
6.107%, 3/01/37 (b)                                            -0-                -0-                  445           452,758
Series 2005
4.382%, 9/01/35 (b)                                            -0-                -0-                  323           324,976
Series 2006
5.807%, 3/01/36 (b)                                            -0-                -0-                  468           473,567
5.852%, 11/01/36 (b)                                           -0-                -0-                  712           721,033
Series 2007
5.775%, 1/01/37 (b)                                            -0-                -0-                  508           513,820
6.051%, 2/01/37 (b)                                            -0-                -0-                  435           440,770
                                                                        -------------                           -------------
                                                                                  -0-                              3,807,587
                                                                        -------------                           -------------

NON-AGENCY ARMS - 1.3%
Banc of America Funding Corp.
Series 2007-C, Class 1A3
5.761%, 5/20/36 (b)                                            -0-                -0-                  417           415,103
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
6.222%, 5/25/36 (c)                                            -0-                -0-                  185           186,343
Series 2007-1, Class 21A1
5.733%, 1/25/47 (c)                                            -0-                -0-                  261           260,949
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.105%, 5/25/35 (c)                                            -0-                -0-                  477           468,140
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (b)                                             -0-                -0-                  569           563,565
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.234%, 5/25/36 (c)                                            -0-                -0-                  247           248,531
JPMorgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.066%, 7/25/36 (c)                                            -0-                -0-                  495           496,948
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.237%, 8/25/35 (c)                                            -0-                -0-                  316           309,099
                                                                        -------------                           -------------
                                                                                  -0-                              2,948,678
                                                                        -------------                           -------------
TOTAL MORTGAGE PASS-THRU'S
(cost $40,376,461)                                                                -0-                             40,226,168
                                                                        -------------                           -------------

GOVERNMENT-RELATED - NON-U.S. ISSUERS - 14.6%
SOVEREIGNS - 14.6%
ARGENTINA-0.4%
Republic of Argentina
5.389%, 8/03/12 (b)                                            -0-                -0-                  547           490,863
8.28%, 12/31/33                                                -0-                -0-                  431           390,864
Series V
7.00%, 3/28/11                                                 -0-                -0-                   95            89,350
                                                                        -------------                           -------------
                                                                                  -0-                                971,077
                                                                        -------------                           -------------

BRAZIL-1.8%
Republic of Brazil
6.00%, 1/17/17                                                 -0-                -0-                  729           734,468
7.125%, 1/20/37                                                -0-                -0-                1,152         1,287,360
8.25%, 1/20/34                                                 -0-                -0-                  591           744,364
8.875%, 10/14/19-4/15/24                                       -0-                -0-                  832         1,048,380
11.00%, 8/17/40                                                -0-                -0-                  141           188,587
                                                                        -------------                           -------------
                                                                                  -0-                              4,003,159
                                                                        -------------                           -------------

BULGARIA-0.0%
Republic of Bulgaria
Series REGS
8.25%, 1/15/15 (d)                                             -0-                -0-                   94           109,745
                                                                        -------------                           -------------

CANADA-0.7%
Government of Canada
Series VW17
8.00%, 6/01/27 (a)                                CAD          -0-                -0-        CAD     1,132         1,657,911
                                                                        -------------                           -------------

                                                                                          AllianceBernstein
                                                AllianceBernstein                             Variable
                                                 Variable Products      AllianceBernstein     Products
                                                  Series Fund U.S.      Variable Products     Series Fund      AllianceBernstein
                                                 Government/High          Series Fund        Global Dollar      Variable Products
                                                 Grade Securities     U.S. Government/High    Government          Series Fund
                                                     Portfolio          Grade Securities      Portfolio          Global Dollar
                                                     Principal            Portfolio           Principal        Government Portfolio
                                                    Amount (000)        (U.S. $ Value)       Amount (000)       (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
COLOMBIA-0.2%
Republic of Colombia
7.375%, 9/18/37                                   US$          -0-          $     -0-        US$       245         $ 269,132
10.75%, 1/15/13                                                -0-                -0-                   88           107,360
11.75%, 2/25/20                                                -0-                -0-                   94           137,710
                                                                        -------------                           -------------
                                                                                  -0-                                514,202
                                                                        -------------                           -------------

COSTA RICA-0.1%
Republic of Costa Rica
8.05%, 1/31/13 (d)                                             -0-                -0-                   53            57,770
Series REGS
8.11%, 2/01/12 (d)                                             -0-                -0-                   51            55,335
                                                                        -------------                           -------------
                                                                                   0                                 113,105
                                                                        -------------                           -------------

DOMINICAN REPUBLIC-0.1%
Dominican Republic
8.625%, 4/20/27 (d)                                            -0-                -0-                  100           112,500
                                                                        -------------                           -------------

ECUADOR-0.1%
Republic of Ecuador
10.00%, 8/15/30 (d)(e)                                         -0-                -0-                  272           251,600
                                                                        -------------                           -------------

EL SALVADOR-0.1%
Republic of El Salvador
7.625%, 9/21/34 (d)                                            -0-                -0-                   72            81,360
7.65%, 6/15/35 (d)                                             -0-                -0-                  112           125,440
8.50%, 7/25/11 (d)                                             -0-                -0-                  100           109,400
                                                                        -------------                           -------------
                                                                                  -0-                                316,200
                                                                        -------------                           -------------

INDONESIA-0.3%
Republic of Indonesia
6.625%, 2/17/37 (d)                                            -0-                -0-                  100            95,625
6.75%, 3/10/14 (d)                                             -0-                -0-                  260           268,190
7.25%, 4/20/15 (d)                                             -0-                -0-                   59            62,540
7.50%, 1/15/16 (d)                                             -0-                -0-                  100           107,650
8.50%, 10/12/35 (d)                                            -0-                -0-                  222           261,960
                                                                        -------------                           -------------
                                                                                  -0-                                795,965
                                                                        -------------                           -------------

JAMAICA-0.1%
Government of Jamaica
10.625%, 6/20/17                                               -0-                -0-                   95           113,192
                                                                        -------------                           -------------

LEBANON-0.1%
Lebanese Republic
11.625%, 5/11/16 (d)                                           -0-                -0-                   33            36,630
Series REGS
7.875%, 5/20/11 (d)                                            -0-                -0-                   75            71,625
10.125%, 8/06/08 (d)                                           -0-                -0-                  207           208,035
                                                                        -------------                           -------------
                                                                                  -0-                                316,290
                                                                        -------------                           -------------

MALAYSIA-0.3%
Malaysia
7.50%, 7/15/11                                                 -0-                -0-                  303           328,383
8.75%, 6/01/09                                                 -0-                -0-                  230           243,559
                                                                        -------------                           -------------
                                                                                  -0-                                571,942
                                                                        -------------                           -------------

MEXICO-4.4%
Mexican Bonos
Series M 20
8.00%, 12/07/23 (a)                            MXN             -0-                -0-         MXN       -0-               -0-
10.00%, 12/05/24 (a)                                           -0-                -0-                   -0-               -0-
Series M7
8.00%, 12/24/08 (a)                                            -0-                -0-                   -0-               -0-
United Mexican States
5.625%, 1/15/17                                US$          1,490          1,485,530         US$        -0-               -0-
7.50%, 1/14/12                                                425            464,525                    -0-               -0-
8.125%, 12/30/19                                               -0-                -0-                  375           456,188
11.375%, 9/15/16                                               -0-                -0-                  364           514,150
Series A
8.00%, 9/24/22                                                 -0-                -0-                  833         1,011,262
                                                                        -------------                           -------------
                                                                           1,950,055                               1,981,600
                                                                        -------------                           -------------

PAKISTAN-0.1%
Republic of Pakistan
6.875%, 6/01/17 (d)                                                               -0-                  146           128,480
                                                                        -------------                           -------------

PANAMA-0.5%
Republic of Panama
6.70%, 1/26/36                                                 -0-                -0-                  299           306,924
7.125%, 1/29/26                                                -0-                -0-                  173           186,840
8.875%, 9/30/27                                                -0-                -0-                   97           123,675
9.375%, 7/23/12-4/01/29                                        -0-                -0-                  473           606,593
                                                                        -------------                           -------------
                                                                                  -0-                              1,224,032
                                                                        -------------                           -------------

PERU-0.5%
Republic of Peru
7.35%, 7/21/25                                                 -0-                -0-                  317           362,173
8.375%, 5/03/16                                                -0-                -0-                  284           332,990
8.75%, 11/21/33                                                -0-                -0-                  393           516,402
                                                                        -------------                           -------------
                                                                                  -0-                              1,211,565
                                                                        -------------                           -------------

PHILIPPINES-0.9%
Republic of Philippines
7.50%, 9/25/24                                                 -0-                -0-                  105           115,369
7.75%, 1/14/31                                                 -0-                -0-                  162           179,415
8.25%, 1/15/14                                                 -0-                -0-                  426           476,055
8.875%, 3/17/15                                                -0-                -0-                  246           285,975
9.00%, 2/15/13                                                 -0-                -0-                  177           201,780
9.50%, 2/02/30                                                 -0-                -0-                  137           178,785
9.875%, 1/15/19                                                -0-                -0-                  237           301,582
10.625%, 3/16/25                                               -0-                -0-                  280           392,700
                                                                        -------------                           -------------
                                                                                  -0-                              2,131,661
                                                                        -------------                           -------------

RUSSIA-2.0%
Russian Federation
7.50%, 3/31/30 (d)(e)                                       1,292          1,443,754                 1,168         1,305,463
Series REGS
11.00%, 7/24/18 (d)                                            -0-                -0-                  240           337,560
Russian Ministry of Finance
Series V
3.00%, 5/14/08                                                 -0-                -0-                1,405         1,378,727
Series VII
3.00%, 5/14/11                                                 -0-                -0-                  160           146,000
                                                                        -------------                           -------------
                                                                           1,443,754                              3,167,750
                                                                        -------------                           -------------

SOUTH AFRICA-0.3%
Republic of South Africa
5.875%, 5/30/22                                               455            447,606                  100             98,375
7.375%, 4/25/12                                                -0-                -0-                 142            153,360
                                                                        -------------                           -------------
                                                                             447,606                                 251,735
                                                                        -------------                           -------------

TURKEY-0.6%
Republic of Turkey
6.875%, 3/17/36                                                -0-                -0-                  577           551,035
7.00%, 6/05/20                                                 -0-                -0-                  450           452,273
7.375%, 2/05/25                                                -0-                -0-                  256           265,280
8.00%, 2/14/34                                                 -0-                -0-                   30            32,512
                                                                        -------------                           -------------
                                                                                  -0-                              1,301,100
                                                                        -------------                           -------------

                                                AllianceBernstein                            AllianceBernstein   AllianceBernstein
                                                Variable Products     AllianceBernstein     Variable Products    Variable Products
                                                   Series Fund        Variable Products        Series Fund          Series Fund
                                                    High Yield           Series Fund       Americas Government        Americas
                                                     Portfolio            High Yield        Income Portfolio         Government
                                                     Principal             Portfolio           Principal          Income Portfolio
                                                    Amount (000)         (U.S. $ Value)        Amount (000)        (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
COLOMBIA-0.2%
Republic of Colombia
7.375%, 9/18/37                                   US$          -0-          $     -0-        US$        -0-       $       -0-
10.75%, 1/15/13                                                -0-                -0-                   -0-               -0-
11.75%, 2/25/20                                                -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------
                                                                                  -0-                                     -0-
                                                                        -------------                           -------------

COSTA RICA-0.1%
Republic of Costa Rica
8.05%, 1/31/13 (d)                                             -0-                -0-                   -0-               -0-
Series REGS
8.11%, 2/01/12 (d)                                             -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------
                                                                                  -0-                                     -0-
                                                                        -------------                           -------------

DOMINICAN REPUBLIC-0.1%
Dominican Republic
8.625%, 4/20/27 (d)                                            -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------

ECUADOR-0.1%
Republic of Ecuador
10.00%, 8/15/30 (d)(e)                                         -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------

EL SALVADOR-0.1%
Republic of El Salvador
7.625%, 9/21/34 (d)                                            -0-                -0-                   -0-               -0-
7.65%, 6/15/35 (d)                                             -0-                -0-                   -0-               -0-
8.50%, 7/25/11 (d)                                             -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------
                                                                                  -0-                                     -0-
                                                                        -------------                           -------------

INDONESIA-0.3%
Republic of Indonesia
6.625%, 2/17/37 (d)                                            -0-                -0-                   -0-               -0-
6.75%, 3/10/14 (d)                                             -0-                -0-                   -0-               -0-
7.25%, 4/20/15 (d)                                             -0-                -0-                   -0-               -0-
7.50%, 1/15/16 (d)                                             -0-                -0-                   -0-               -0-
8.50%, 10/12/35 (d)                                            -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------
                                                                                  -0-                                     -0-
                                                                        -------------                           -------------

JAMAICA-0.1%
Government of Jamaica
10.625%, 6/20/17                                               -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------

LEBANON-0.1%
Lebanese Republic
11.625%, 5/11/16 (d)                                           -0-                -0-                   -0-               -0-
Series REGS
7.875%, 5/20/11 (d)                                            -0-                -0-                   -0-               -0-
10.125%, 8/06/08 (d)                                           -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------
                                                                                  -0-                                     -0-
                                                                        -------------                           -------------

MALAYSIA-0.3%
Malaysia
7.50%, 7/15/11                                                 -0-                -0-                   -0-               -0-
8.75%, 6/01/09                                                 -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------
                                                                                  -0-                                     -0-
                                                                        -------------                           -------------

MEXICO-4.4%
Mexican Bonos
Series M 20
8.00%, 12/07/23 (a)                               MXN          -0-                -0-        MXN     15,500        1,425,658
10.00%, 12/05/24 (a)                                           -0-                -0-                16,205        1,769,856
Series M7
8.00%, 12/24/08 (a)                                            -0-                -0-                31,257        2,870,520
United Mexican States
5.625%, 1/15/17                                   US$          -0-                -0-        US$        -0-              -0-
7.50%, 1/14/12                                                 -0-                -0-                   -0-              -0-
8.125%, 12/30/19                                               -0-                -0-                   -0-              -0-
11.375%, 9/15/16                                               -0-                -0-                   -0-              -0-
Series A
8.00%, 9/24/22                                                 -0-                -0-                   -0-              -0-
                                                                        -------------                           -------------
                                                                                  -0-                              6,066,034
                                                                        -------------                           -------------

PAKISTAN-0.1%
Republic of Pakistan
6.875%, 6/01/17 (d)                                            -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------

PANAMA-0.5%
Republic of Panama
6.70%, 1/26/36                                                 -0-                -0-                   -0-               -0-
7.125%, 1/29/26                                                -0-                -0-                   -0-               -0-
8.875%, 9/30/27                                                -0-                -0-                   -0-               -0-
9.375%, 7/23/12-4/01/29                                        -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------
                                                                                  -0-                                     -0-
                                                                        -------------                           -------------

PERU-0.5%
Republic of Peru
7.35%, 7/21/25                                                 -0-                -0-                   -0-               -0-
8.375%, 5/03/16                                                -0-                -0-                   -0-               -0-
8.75%, 11/21/33                                                -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------
                                                                                  -0-                                     -0-
                                                                        -------------                           -------------

PHILIPPINES-0.9%
Republic of Philippines
7.50%, 9/25/24                                                 -0-                -0-                   -0-               -0-
7.75%, 1/14/31                                                 -0-                -0-                   -0-               -0-
8.25%, 1/15/14                                                 -0-                -0-                   -0-               -0-
8.875%, 3/17/15                                                -0-                -0-                   -0-               -0-
9.00%, 2/15/13                                                 -0-                -0-                   -0-               -0-
9.50%, 2/02/30                                                 -0-                -0-                   -0-               -0-
9.875%, 1/15/19                                                -0-                -0-                   -0-               -0-
10.625%, 3/16/25                                               -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------
                                                                                  -0-                                     -0-
                                                                        -------------                           -------------

RUSSIA-2.0%
Russian Federation
7.50%, 3/31/30 (d)(e)                                          -0-                -0-                   -0-               -0-
Series REGS
11.00%, 7/24/18 (d)                                            -0-                -0-                   -0-               -0-
Russian Ministry of Finance
Series V
3.00%, 5/14/08                                                 -0-                -0-                   -0-               -0-
Series VII
3.00%, 5/14/11                                                 -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------
                                                                                  -0-                                     -0-
                                                                        -------------                           -------------

SOUTH AFRICA-0.3%
Republic of South Africa
5.875%, 5/30/22                                                -0-                -0-                   -0-               -0-
7.375%, 4/25/12                                                -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------
                                                                                  -0-                                     -0-
                                                                        -------------                           -------------

TURKEY-0.6%
Republic of Turkey
6.875%, 3/17/36                                                -0-                -0-                   -0-               -0-
7.00%, 6/05/20                                                 -0-                -0-                   -0-               -0-
7.375%, 2/05/25                                                -0-                -0-                   -0-               -0-
8.00%, 2/14/34                                                 -0-                -0-                   -0-               -0-
                                                                        -------------                           -------------
                                                                                  -0-                                     -0-
                                                                        -------------                           -------------

                                                                                                Pro Forma            Pro Forma
                                                 AllianceBernstein                           AllianceBernstein     AllianceBernstein
                                                  Variable Products      AllianceBernstein    Variable Products   Variable Products
                                                    Series Fund         Variable Products    Series Fund  U.S.     Series Fund U.S.
                                                     Global Bond            Series Fund       Government/High      Government/High
                                                      Portfolio             Global Bond       Grade Securities     Grade Securities
                                                      Principal              Portfolio       Portfolio Principal      Portfolio
                                                     Amount (000)          (U.S. $ Value)       Amount (000)        (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
COLOMBIA-0.2%
Republic of Colombia
7.375%, 9/18/37                                   US$          -0-          $     -0-        US$       245        $  269,132
10.75%, 1/15/13                                                -0-                -0-                   88           107,360
11.75%, 2/25/20                                                -0-                -0-                   94           137,710
                                                                        -------------                           -------------
                                                                                  -0-                                514,202
                                                                        -------------                           -------------

COSTA RICA-0.1%
Republic of Costa Rica
8.05%, 1/31/13 (d)                                             -0-                -0-                   53            57,770
Series REGS
8.11%, 2/01/12 (d)                                             -0-                -0-                   51            55,335
                                                                        -------------                           -------------
                                                                                  -0-                                113,105
                                                                        -------------                           -------------

DOMINICAN REPUBLIC-0.1%
Dominican Republic
8.625%, 4/20/27 (d)                                            -0-                -0-                  100           112,500
                                                                        -------------                           -------------

ECUADOR-0.1%
Republic of Ecuador
10.00%, 8/15/30 (d)(e)                                         -0-                -0-                  272           251,600
                                                                        -------------                           -------------

EL SALVADOR-0.1%
Republic of El Salvador
7.625%, 9/21/34 (d)                                            -0-                -0-                   72            81,360
7.65%, 6/15/35 (d)                                             -0-                -0-                  112           125,440
8.50%, 7/25/11 (d)                                             -0-                -0-                  100           109,400
                                                                        -------------                           -------------
                                                                                  -0-                                316,200
                                                                        -------------                           -------------

INDONESIA-0.3%
Republic of Indonesia
6.625%, 2/17/37 (d)                                            -0-                -0-                  100            95,625
6.75%, 3/10/14 (d)                                             -0-                -0-                  260           268,190
7.25%, 4/20/15 (d)                                             -0-                -0-                   59            62,540
7.50%, 1/15/16 (d)                                             -0-                -0-                  100           107,650
8.50%, 10/12/35 (d)                                            -0-                -0-                  222           261,960
                                                                        -------------                           -------------
                                                                                  -0-                                795,965
                                                                        -------------                           -------------

JAMAICA-0.1%
Government of Jamaica
10.625%, 6/20/17                                               -0-                -0-                   95           113,192
                                                                        -------------                           -------------

LEBANON-0.1%
Lebanese Republic
11.625%, 5/11/16 (d)                                           -0-                -0-                   33            36,630
Series REGS
7.875%, 5/20/11 (d)                                            -0-                -0-                   75            71,625
10.125%, 8/06/08 (d)                                           -0-                -0-                  207           208,035
                                                                        -------------                           -------------
                                                                                  -0-                                316,290
                                                                        -------------                           -------------

MALAYSIA-0.3%
Malaysia
7.50%, 7/15/11                                                 -0-                -0-                  303           328,383
8.75%, 6/01/09                                                 -0-                -0-                  230           243,559
                                                                        -------------                           -------------
                                                                                  -0-                                571,942
                                                                        -------------                           -------------

MEXICO-4.4%
Mexican Bonos
Series M 20
8.00%, 12/07/23 (a)                               MXN          -0-                -0-        MXN    15,500         1,425,658
10.00%, 12/05/24 (a)                                           -0-                -0-               16,205         1,769,856
Series M7
8.00%, 12/24/08 (a)                                            -0-                -0-               31,257         2,870,520
United Mexican States
5.625%, 1/15/17                                   US$          -0-                -0-        US$     1,490         1,485,530
7.50%, 1/14/12                                                 -0-                -0-                  425           464,525
8.125%, 12/30/19                                               -0-                -0-                  375           456,188
11.375%, 9/15/16                                               -0-                -0-                  364           514,150
Series A
8.00%, 9/24/22                                                 -0-                -0-                  833         1,011,262
                                                                        -------------                           -------------
                                                                                  -0-                              9,997,689
                                                                        -------------                           -------------

PAKISTAN-0.1%
Republic of Pakistan
6.875%, 6/01/17 (d)                                            -0-                -0-                  146           128,480
                                                                        -------------                           -------------

PANAMA-0.5%
Republic of Panama
6.70%, 1/26/36                                                 -0-                -0-                  299           306,924
7.125%, 1/29/26                                                -0-                -0-                  173           186,840
8.875%, 9/30/27                                                -0-                -0-                   97           123,675
9.375%, 7/23/12-4/01/29                                        -0-                -0-                  473           606,593
                                                                        -------------                           -------------
                                                                                  -0-                              1,224,032
                                                                        -------------                           -------------

PERU-0.5%
Republic of Peru
7.35%, 7/21/25                                                 -0-                -0-                  317           362,173
8.375%, 5/03/16                                                -0-                -0-                  284           332,990
8.75%, 11/21/33                                                -0-                -0-                  393           516,402
                                                                        -------------                           -------------
                                                                                  -0-                              1,211,565
                                                                        -------------                           -------------

PHILIPPINES-0.9%
Republic of Philippines
7.50%, 9/25/24                                                 -0-                -0-                  105           115,369
7.75%, 1/14/31                                                 -0-                -0-                  162           179,415
8.25%, 1/15/14                                                 -0-                -0-                  426           476,055
8.875%, 3/17/15                                                -0-                -0-                  246           285,975
9.00%, 2/15/13                                                 -0-                -0-                  177           201,780
9.50%, 2/02/30                                                 -0-                -0-                  137           178,785
9.875%, 1/15/19                                                -0-                -0-                  237           301,582
10.625%, 3/16/25                                               -0-                -0-                  280           392,700
                                                                        -------------                           -------------
                                                                                  -0-                              2,131,661
                                                                        -------------                           -------------

RUSSIA-2.0%
Russian Federation
7.50%, 3/31/30 (d)(e)                                          -0-                -0-                2,460         2,749,217
Series REGS
11.00%, 7/24/18 (d)                                            -0-                -0-                  240           337,560
Russian Ministry of Finance
Series V
3.00%, 5/14/08                                                 -0-                -0-                1,405         1,378,727
Series VII
3.00%, 5/14/11                                                 -0-                -0-                  160           146,000
                                                                        -------------                           -------------
                                                                                  -0-                              4,611,504
                                                                        -------------                           -------------

SOUTH AFRICA-0.3%
Republic of South Africa
5.875%, 5/30/22                                                -0-                -0-                  555           545,981
7.375%, 4/25/12                                                -0-                -0-                  142           153,360
                                                                        -------------                           -------------
                                                                                  -0-                                699,341
                                                                        -------------                           -------------

TURKEY-0.6%
Republic of Turkey
6.875%, 3/17/36                                                -0-                -0-                  577           551,035
7.00%, 6/05/20                                                 -0-                -0-                  450           452,273
7.375%, 2/05/25                                                -0-                -0-                  256           265,280
8.00%, 2/14/34                                                 -0-                -0-                   30            32,512
                                                                        -------------                           -------------
                                                                                  -0-                              1,301,100
                                                                        -------------                           -------------

                                                                                          AllianceBernstein
                                                AllianceBernstein                             Variable
                                                 Variable Products      AllianceBernstein     Products
                                                  Series Fund U.S.      Variable Products     Series Fund      AllianceBernstein
                                                 Government/High          Series Fund        Global Dollar      Variable Products
                                                 Grade Securities     U.S. Government/High    Government          Series Fund
                                                     Portfolio          Grade Securities      Portfolio          Global Dollar
                                                     Principal             Portfolio          Principal        Government Portfolio
                                                    Amount (000)       (U.S. $ Value)        Amount (000)       (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
UKRAINE-0.1%
Government of Ukraine
6.58%, 11/21/16 (d)                               US$          -0-       $         -0-     US$         144         $   146,016
7.65%, 6/11/13 (d)                                             -0-                 -0-                  80              84,800
                                                                         ---------------                        --------------
                                                                                   -0-                                 230,816
                                                                         ---------------                        --------------
URUGUAY-0.3%
Republic of Uruguay
7.875%, 1/15/33 (f)                                            -0-                 -0-                 138             153,194
8.00%, 11/18/22                                                -0-                 -0-                 354             392,055
9.25%, 5/17/17                                                 -0-                 -0-                 200             236,800
                                                                         ---------------                        --------------
                                                                                   -0-                                 782,049
                                                                         ---------------                        --------------
VENEZUELA-0.6%
Republic of Venezuela
5.75%, 2/26/16                                                 -0-                 -0-                 253             213,785
6.00%, 12/09/20                                                -0-                 -0-                  45              35,600
7.65%, 4/21/25                                                 -0-                 -0-                 204             183,600
8.50%, 10/08/14                                                -0-                 -0-                  92              92,230
9.25%, 9/15/27                                                 -0-                 -0-                  89              92,560
9.375%, 1/13/34                                                -0-                 -0-                  85              88,825
13.625%, 8/15/18                                               -0-                 -0-                 120             158,400
Series REGS
7.00%, 12/01/18 (d)                                            -0-                 -0-                 481             428,090
                                                                         ---------------                        --------------
                                                                                   -0-                               1,293,090
                                                                         ---------------                        --------------

TOTAL GOVERNMENT RELATED - NON-U.S. ISSUERS
(cost $30,776,994)                                                          3,841,415                               21,892,855
                                                                         ---------------                        --------------

CORPORATES - NON-INVESTMENT GRADES - 14.5%
INDUSTRIAL - 10.8%
BASIC - 1.2%
Arch Western Finance LLC
6.75%, 7/01/13                                                 -0-                 -0-                 -0-                 -0-
Basell AF SCA
8.375%, 8/15/15 (d)                                            -0-                 -0-                 -0-                 -0-
Citigroup (JSC Severstal)
Series REGS
9.25%, 4/19/14 (d)                                             -0-                 -0-                 -0-                 -0-
Equistar Chemicals Funding LP
10.125%, 9/01/08                                               -0-                 -0-                 -0-                 -0-
10.625%, 5/01/11                                               -0-                 -0-                 -0-                 -0-
Evraz Group, SA
8.25%, 11/10/15 (d)                                            -0-                 -0-                 -0-                 -0-
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17                                                -0-                 -0-                 -0-                 -0-
Georgia-Pacific Corp.
7.00%, 1/15/15 (d)                                             -0-                 -0-                 -0-                 -0-
7.125%, 1/15/17 (d)                                            -0-                 -0-                 -0-                 -0-
Hexion US Finance Corp./Hexion Nova Scotia Finance LLC
10.058%, 11/15/14 (b)                                          -0-                 -0-                 -0-                 -0-
Huntsman International LLC
7.875%, 11/15/14                                               -0-                 -0-                 -0-                 -0-
Huntsman LLC
11.50%, 7/15/12                                                -0-                 -0-                 -0-                 -0-
Ineos Group Holdings PLC
8.50%, 2/15/16 (d)                                             -0-                 -0-                 -0-                 -0-
Lyondell Chemical Co.
8.00%, 9/15/14                                                 -0-                 -0-                 -0-                 -0-
8.25%, 9/15/16                                                 -0-                 -0-                 -0-                 -0-
The Mosaic Co.
7.625%, 12/01/16 (d)(e)                                        -0-                 -0-                 -0-                 -0-
NewPage Corp.
10.00%, 5/01/12                                                -0-                 -0-                 -0-                 -0-
Packaging Corp. of America
5.75%, 8/01/13                                                155             153,461                  -0-                 -0-
Peabody Energy Corp.
Series B
6.875%, 3/15/13                                                -0-                 -0-                 -0-                 -0-
                                                                         ---------------                        --------------
                                                                              153,461                                      -0-
                                                                         ---------------                        --------------
CAPITAL GOODS - 1.2%
Allied Waste North America, Inc.
6.375%, 4/15/11                                                -0-                 -0-                 -0-                 -0-
6.875%, 6/01/17                                                -0-                 -0-                 -0-                 -0-
Series B
7.125%, 5/15/16                                                -0-                 -0-                 -0-                 -0-
7.375%, 4/15/14                                                -0-                 -0-                 -0-                 -0-
Associated Materials, Inc.
11.25%, 3/01/14 (g)                                            -0-                 -0-                 -0-                 -0-
Berry Plastics Holding Corp.
8.875%, 9/15/14                                                -0-                 -0-                 -0-                 -0-
10.25%, 3/01/16                                                -0-                 -0-                 -0-                 -0-
Bombardier, Inc.
6.30%, 5/01/14 (d)                                             -0-                 -0-                 -0-                 -0-
8.00%, 11/15/14 (d)                                            -0-                 -0-                 -0-                 -0-
Case Corp.
7.25%, 1/15/16                                                 -0-                 -0-                 -0-                 -0-
Case New Holland, Inc.
7.125%, 3/01/14                                                -0-                 -0-                 -0-                 -0-
Crown Americas
7.625%, 11/15/13                                               -0-                 -0-                 -0-                 -0-
Goodman Global Holdings, Inc.
7.875%, 12/15/12                                               -0-                 -0-                 -0-                 -0-
L-3 Communications Corp.
5.875%, 1/15/15                                                -0-                 -0-                 -0-                 -0-
Owens Brockway Glass Container, Inc.
8.875%, 2/15/09                                                -0-                 -0-                 -0-                 -0-
Series $
6.75%, 12/01/14                                                -0-                 -0-                 -0-                 -0-
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (h)(i)(j)                                      -0-                 -0-                 -0-                 -0-
Trinity Industries, Inc.
6.50%, 3/15/14                                                 -0-                 -0-                 -0-                 -0-
United Rentals North America, Inc.
7.75%, 11/15/13                                                -0-                 -0-                 -0-                 -0-
                                                                         ---------------                        --------------
                                                                                   -0-                                     -0-
                                                                         ---------------                        --------------
COMMUNICATIONS - MEDIA - 1.9%
Albritton Communications Co.
7.75%, 12/15/12                                                -0-                 -0-                 -0-                 -0-
Cablevision Systems Corp.
Series B
8.00%, 4/15/12                                                 -0-                 -0-                 -0-                 -0-
CCH I Holdings LLC
11.75%, 5/15/14                                                -0-                 -0-                 -0-                 -0-
Clear Channel Communications, Inc.
5.50%, 9/15/14                                                 -0-                 -0-                 -0-                 -0-
5.75%, 1/15/13                                                 -0-                 -0-                 -0-                 -0-
CSC Holdings, Inc.
7.625%, 7/15/18                                                -0-                 -0-                 -0-                 -0-
7.875%, 2/15/18                                                -0-                 -0-                 -0-                 -0-
Series WI
6.75%, 4/15/12                                                 -0-                 -0-                 -0-                 -0-

                                                AllianceBernstein                            AllianceBernstein   AllianceBernstein
                                                Variable Products     AllianceBernstein     Variable Products    Variable Products
                                                   Series Fund        Variable Products        Series Fund          Series Fund
                                                    High Yield           Series Fund       Americas Government        Americas
                                                     Portfolio            High Yield        Income Portfolio         Government
                                                     Principal             Portfolio           Principal          Income Portfolio
                                                    Amount (000)         (U.S. $ Value)        Amount (000)        (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
UKRAINE-0.1%
Government of Ukraine
6.58%, 11/21/16 (d)                               US$          -0-     $           -0-     US$         -0-      $          -0-
7.65%, 6/11/13 (d)                                             -0-                 -0-                 -0-                 -0-
                                                                         ---------------                        --------------
                                                                                   -0-                                     -0-
                                                                         ---------------                        --------------
URUGUAY-0.3%
Republic of Uruguay
7.875%, 1/15/33 (f)                                            -0-                 -0-                 -0-                 -0-
8.00%, 11/18/22                                                -0-                 -0-                 -0-                 -0-
9.25%, 5/17/17                                                 -0-                 -0-                 -0-                 -0-
                                                                         ---------------                        --------------
                                                                                   -0-                                     -0-
                                                                         ---------------                        --------------
VENEZUELA-0.6%
Republic of Venezuela
5.75%, 2/26/16                                                 -0-                 -0-                 -0-                 -0-
6.00%, 12/09/20                                                -0-                 -0-                 -0-                 -0-
7.65%, 4/21/25                                                 -0-                 -0-                 -0-                 -0-
8.50%, 10/08/14                                                -0-                 -0-                 -0-                 -0-
9.25%, 9/15/27                                                 -0-                 -0-                 -0-                 -0-
9.375%, 1/13/34                                                -0-                 -0-                 -0-                 -0-
13.625%, 8/15/18                                               -0-                 -0-                 -0-                 -0-
Series REGS
7.00%, 12/01/18 (d)                                            -0-                 -0-                 -0-                 -0-
                                                                         ---------------                        --------------
                                                                                   -0-                                     -0-
                                                                         ---------------                        --------------
TOTAL GOVERNMENT RELATED - NON-U.S. ISSUERS
(cost $30,776,994)                                                                 -0-                              7,723,945
                                                                         ---------------                        --------------

CORPORATES - NON-INVESTMENT GRADES - 14.5%
INDUSTRIAL - 10.8%
BASIC - 1.2%
Arch Western Finance LLC
6.75%, 7/01/13                                                 90              88,200                  -0-                 -0-
Basell AF SCA
8.375%, 8/15/15 (d)                                           110             100,375                  -0-                 -0-
Citigroup (JSC Severstal)
Series REGS
9.25%, 4/19/14 (d)                                            220             236,408                  -0-                 -0-
Equistar Chemicals Funding LP
10.125%, 9/01/08                                               47              48,527                  -0-                 -0-
10.625%, 5/01/11                                               65              67,925                  -0-                 -0-
Evraz Group, SA
8.25%, 11/10/15 (d)                                           123             123,480                  -0-                 -0-
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17                                               275             300,437                  -0-                 -0-
Georgia-Pacific Corp.
7.00%, 1/15/15 (d)                                             85              82,875                  -0-                 -0-
7.125%, 1/15/17 (d)                                            95              91,912                  -0-                 -0-
Hexion US Finance Corp./Hexion Nova Scotia Finance LLC
10.058%, 11/15/14 (b)                                          60              61,800                  -0-                 -0-
Huntsman International LLC
7.875%, 11/15/14                                              105             111,825                  -0-                 -0-
Huntsman LLC
11.50%, 7/15/12                                               143             155,513                  -0-                 -0-
Ineos Group Holdings PLC
8.50%, 2/15/16 (d)                                            179             171,393                  -0-                 -0-
Lyondell Chemical Co.
8.00%, 9/15/14                                                 80              88,000                  -0-                 -0-
8.25%, 9/15/16                                                110             124,025                  -0-                 -0-
The Mosaic Co.
7.625%, 12/01/16 (d)(e)                                       290             309,212                  -0-                 -0-
NewPage Corp.
10.00%, 5/01/12                                               100             105,250                  -0-                 -0-
Packaging Corp. of America
5.75%, 8/01/13                                                 -0-                 -0-                 -0-                 -0-
Peabody Energy Corp.
Series B
6.875%, 3/15/13                                               190             191,900                  -0-                 -0-
                                                                         ---------------                        --------------
                                                                            2,459,057                                      -0-
                                                                         ---------------                        --------------
CAPITAL GOODS - 1.2%
Allied Waste North America, Inc.
6.375%, 4/15/11                                               174             174,435                  -0-                 -0-
6.875%, 6/01/17                                                85              85,425                  -0-                 -0-
Series B
7.125%, 5/15/16                                                80              81,800                  -0-                 -0-
7.375%, 4/15/14                                                90              90,450                  -0-                 -0-
Associated Materials, Inc.
11.25%, 3/01/14 (g)                                           235             148,050                  -0-                 -0-
Berry Plastics Holding Corp.
8.875%, 9/15/14                                               105             107,363                  -0-                 -0-
10.25%, 3/01/16                                                35              34,300                  -0-                 -0-
Bombardier, Inc.
6.30%, 5/01/14 (d)                                            270             264,600                  -0-                 -0-
8.00%, 11/15/14 (d)                                           225             231,750                  -0-                 -0-
Case Corp.
7.25%, 1/15/16                                                170             175,950                  -0-                 -0-
Case New Holland, Inc.
7.125%, 3/01/14                                               245             251,125                  -0-                 -0-
Crown Americas
7.625%, 11/15/13                                              155             159,069                  -0-                 -0-
Goodman Global Holdings, Inc.
7.875%, 12/15/12                                              110             108,075                  -0-                 -0-
L-3 Communications Corp.
5.875%, 1/15/15                                               130             124,800                  -0-                 -0-
Owens Brockway Glass Container, Inc.
8.875%, 2/15/09                                               176             178,640                  -0-                 -0-
Series $
6.75%, 12/01/14                                               205             202,181                  -0-                 -0-
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (h)(i)(j)                                      36               4,566                  -0-                 -0-
Trinity Industries, Inc.
6.50%, 3/15/14                                                180             172,800                  -0-                 -0-
United Rentals North America, Inc.
7.75%, 11/15/13                                               220             226,600                  -0-                 -0-
                                                                         ---------------                        --------------
                                                                            2,821,979                                      -0-
                                                                         ---------------                        --------------
COMMUNICATIONS - MEDIA - 1.9%
Albritton Communications Co.
7.75%, 12/15/12                                               165             166,650                  -0-                 -0-
Cablevision Systems Corp.
Series B
8.00%, 4/15/12                                                120             116,400                  -0-                 -0-
CCH I Holdings LLC
11.75%, 5/15/14                                               580             536,500                  -0-                 -0-
Clear Channel Communications, Inc.
5.50%, 9/15/14                                                238             186,869                  -0-                 -0-
5.75%, 1/15/13                                                157             131,406                  -0-                 -0-
CSC Holdings, Inc.
7.625%, 7/15/18                                               125             119,375                  -0-                 -0-
7.875%, 2/15/18                                                45              43,650                  -0-                 -0-
Series WI
6.75%, 4/15/12                                                190             182,875                  -0-                 -0-

                                                                                                Pro Forma            Pro Forma
                                                 AllianceBernstein                           AllianceBernstein     AllianceBernstein
                                                  Variable Products      AllianceBernstein    Variable Products   Variable Products
                                                    Series Fund         Variable Products    Series Fund  U.S.     Series Fund U.S.
                                                     Global Bond            Series Fund       Government/High      Government/High
                                                      Portfolio             Global Bond       Grade Securities     Grade Securities
                                                      Principal              Portfolio       Portfolio Principal      Portfolio
                                                     Amount (000)          (U.S. $ Value)       Amount (000)        (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
UKRAINE-0.1%
Government of Ukraine
6.58%, 11/21/16 (d)                               US$          -0-    $            -0-     US$         144           $ 146,016
7.65%, 6/11/13 (d)                                             -0-                 -0-                  80              84,800
                                                                         ---------------                        --------------
                                                                                   -0-                                 230,816
                                                                         ---------------                        --------------
URUGUAY-0.3%
Republic of Uruguay
7.875%, 1/15/33 (f)                                            -0-                 -0-                 138             153,194
8.00%, 11/18/22                                                -0-                 -0-                 354             392,055
9.25%, 5/17/17                                                 -0-                 -0-                 200             236,800
                                                                         ---------------                        --------------
                                                                                   -0-                                 782,049
                                                                         ---------------                        --------------
VENEZUELA-0.6%
Republic of Venezuela
5.75%, 2/26/16                                                 -0-                 -0-                 253             213,785
6.00%, 12/09/20                                                -0-                 -0-                  45              35,600
7.65%, 4/21/25                                                 -0-                 -0-                 204             183,600
8.50%, 10/08/14                                                -0-                 -0-                  92              92,230
9.25%, 9/15/27                                                 -0-                 -0-                  89              92,560
9.375%, 1/13/34                                                -0-                 -0-                  85              88,825
13.625%, 8/15/18                                               -0-                 -0-                 120             158,400
Series REGS
7.00%, 12/01/18 (d)                                            -0-                 -0-                 481             428,090
                                                                         ---------------                        --------------
                                                                                   -0-                               1,293,090
                                                                         ---------------                        --------------

TOTAL GOVERNMENT RELATED - NON-U.S. ISSUERS
(cost $30,776,994)                                                                 -0-                              33,458,215
                                                                         ---------------                        --------------

CORPORATES - NON-INVESTMENT GRADES - 14.5%
INDUSTRIAL - 10.8%
BASIC - 1.2%
Arch Western Finance LLC
6.75%, 7/01/13                                                 -0-                 -0-                  90              88,200
Basell AF SCA
8.375%, 8/15/15 (d)                                            -0-                 -0-                 110             100,375
Citigroup (JSC Severstal)
Series REGS
9.25%, 4/19/14 (d)                                             -0-                 -0-                 220             236,408
Equistar Chemicals Funding LP
10.125%, 9/01/08                                               -0-                 -0-                  47              48,527
10.625%, 5/01/11                                               -0-                 -0-                  65              67,925
Evraz Group, SA
8.25%, 11/10/15 (d)                                            -0-                 -0-                 123             123,480
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17                                                -0-                 -0-                 275             300,437
Georgia-Pacific Corp.
7.00%, 1/15/15 (d)                                             -0-                 -0-                  85              82,875
7.125%, 1/15/17 (d)                                            -0-                 -0-                  95              91,912
Hexion US Finance Corp./Hexion Nova Scotia Finance LLC
10.058%, 11/15/14 (b)                                          -0-                 -0-                  60              61,800
Huntsman International LLC
7.875%, 11/15/14                                               -0-                 -0-                 105             111,825
Huntsman LLC
11.50%, 7/15/12                                                -0-                 -0-                 143             155,513
Ineos Group Holdings PLC
8.50%, 2/15/16 (d)                                             -0-                 -0-                 179             171,393
Lyondell Chemical Co.
8.00%, 9/15/14                                                 -0-                 -0-                  80              88,000
8.25%, 9/15/16                                                 -0-                 -0-                 110             124,025
The Mosaic Co.
7.625%, 12/01/16 (d)(e)                                        -0-                 -0-                 290             309,212
NewPage Corp.
10.00%, 5/01/12                                                -0-                 -0-                 100             105,250
Packaging Corp. of America
5.75%, 8/01/13                                                 -0-                 -0-                 155             153,461
Peabody Energy Corp.
Series B
6.875%, 3/15/13                                                -0-                 -0-                 190             191,900
                                                                         ---------------                        --------------
                                                                                   -0-                               2,612,518
                                                                         ---------------                        --------------
CAPITAL GOODS - 1.2%
Allied Waste North America, Inc.
6.375%, 4/15/11                                                -0-                 -0-                 174             174,435
6.875%, 6/01/17                                                -0-                 -0-                  85              85,425
Series B
7.125%, 5/15/16                                                -0-                 -0-                  80              81,800
7.375%, 4/15/14                                                -0-                 -0-                  90              90,450
Associated Materials, Inc.
11.25%, 3/01/14 (g)                                            -0-                 -0-                 235             148,050
Berry Plastics Holding Corp.
8.875%, 9/15/14                                                -0-                 -0-                 105             107,363
10.25%, 3/01/16                                                -0-                 -0-                  35              34,300
Bombardier, Inc.
6.30%, 5/01/14 (d)                                             -0-                 -0-                 270             264,600
8.00%, 11/15/14 (d)                                            -0-                 -0-                 225             231,750
Case Corp.
7.25%, 1/15/16                                                 -0-                 -0-                 170             175,950
Case New Holland, Inc.
7.125%, 3/01/14                                                -0-                 -0-                 245             251,125
Crown Americas
7.625%, 11/15/13                                               -0-                 -0-                 155             159,069
Goodman Global Holdings, Inc.
7.875%, 12/15/12                                               -0-                 -0-                 110             108,075
L-3 Communications Corp.
5.875%, 1/15/15                                                -0-                 -0-                 130             124,800
Owens Brockway Glass Container, Inc.
8.875%, 2/15/09                                                -0-                 -0-                 176             178,640
Series $
6.75%, 12/01/14                                                -0-                 -0-                 205             202,181
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (h)(i)(j)                                      -0-                 -0-                  36               4,566
Trinity Industries, Inc.
6.50%, 3/15/14                                                 -0-                 -0-                 180             172,800
United Rentals North America, Inc.
7.75%, 11/15/13                                                -0-                 -0-                 220             226,600
                                                                         ---------------                        --------------
                                                                                   -0-                               2,821,979
                                                                         ---------------                        --------------

COMMUNICATIONS - MEDIA - 1.9%
Albritton Communications Co.
7.75%, 12/15/12                                                -0-                 -0-                 165             166,650
Cablevision Systems Corp.
Series B
8.00%, 4/15/12                                                 -0-                 -0-                 120             116,400
CCH I Holdings LLC
11.75%, 5/15/14                                                -0-                 -0-                 580             536,500
Clear Channel Communications, Inc.
5.50%, 9/15/14                                                 -0-                 -0-                 238             186,869
5.75%, 1/15/13                                                 -0-                 -0-                 157             131,406
CSC Holdings, Inc.
7.625%, 7/15/18                                                -0-                 -0-                 125             119,375
7.875%, 2/15/18                                                -0-                 -0-                  45              43,650
Series WI
6.75%, 4/15/12                                                 -0-                 -0-                 190             182,875

                                       AllianceBernstein                                    AllianceBernstein
                                       Variable Products                                    Variable Products
                                          Series Fund             AllianceBernstein            Series Fund        AllianceBernstein
                                     U.S. Government/High          Variable Products           Global Dollar       Variable Products
                                    Grade Securities Portfolio       Series Fund            Government Portfolio   Series Fund
                                           Principal              U.S. Government/High           Principal           Global Dollar
                                            Amount              Grade Securities Portfolio         Amount       Government Portfolio
                                             (000)                  (U.S. $ Value)                 (000)           (U.S. $ Value)
                                    ------------------------   -------------------------   --------------------- -------------------
Dex Media West LLC
Series B
8.50%, 8/15/10                      US$        -0-              $        -0-              US$    -0-            $       -0-
DirecTV Holdings LLC
6.375%, 6/15/15                                -0-                       -0-                     -0-                    -0-
EchoStar DBS Corp.
6.375%, 10/01/11                               -0-                       -0-                     -0-                    -0-
6.625%, 10/01/14                               -0-                       -0-                     -0-                    -0-
7.125%, 2/01/16                                -0-                       -0-                     -0-                    -0-
Idearc, Inc.
8.00%, 11/15/16                                -0-                       -0-                     -0-                    -0-
Insight Communications Co., Inc.
12.25%, 2/15/11                                -0-                       -0-                     -0-                    -0-
Insight Midwest LP
9.75%, 10/01/09                                -0-                       -0-                     -0-                    -0-
Intelsat Bermuda Ltd.
11.25%, 6/15/16                                -0-                       -0-                     -0-                    -0-
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 1/15/15                                -0-                       -0-                     -0-                    -0-
Liberty Media Corp.
5.70%, 5/15/13                                 -0-                       -0-                     -0-                    -0-
7.875%, 7/15/09                                -0-                       -0-                     -0-                    -0-
8.25%, 2/01/30                                 -0-                       -0-                     -0-                    -0-
Quebecor Media, Inc.
7.75%, 3/15/16                                 -0-                       -0-                     -0-                    -0-
Rainbow National Services LLC
8.75%, 9/01/12 (d)                             -0-                       -0-                     -0-                    -0-
10.375%, 9/01/14 (d)                           -0-                       -0-                     -0-                    -0-
RH Donnelley Corp.
Series A-2
6.875%, 1/15/13                                -0-                       -0-                     -0-                    -0-
Sirius Satellite Radio, Inc.
9.625%, 8/01/13                                -0-                       -0-                     -0-                    -0-
Univision Communications, Inc.
7.85%, 7/15/11                                 -0-                       -0-                     -0-                    -0-
WDAC Subsidiary Corp.
8.375%, 12/01/14 (d)                           -0-                       -0-                     -0-                    -0-
WMG Holdings Corp.
9.50%, 12/15/14 (g)                            -0-                       -0-                     -0-                    -0-
XM Satellite Radio, Inc.
9.75%, 5/01/14                                 -0-                       -0-                     -0-                    -0-
                                                   --------------------------                        -----------------------
                                                                         -0-                                            -0-
                                                   --------------------------                        -----------------------

COMMUNICATIONS - TELECOMMUNICATIONS - 1.0%
Alltel Corp.
7.875%, 7/01/32                                -0-                       -0-                     -0-                    -0-
American Tower Corp.
7.00%, 10/15/17 (d)                            -0-                       -0-                     -0-                    -0-
Citizens Communications Co.
6.25%, 1/15/13                                 -0-                       -0-                     -0-                    -0-
Cricket Communications, Inc.
9.375%, 11/01/14                               -0-                       -0-                     -0-                    -0-
Digicel Ltd.
9.25%, 9/01/12 (d)                             -0-                       -0-                     -0-                    -0-
Dobson Cellular Systems, Inc.
Series B
8.375%, 11/01/11                               -0-                       -0-                     -0-                    -0-
Dobson Communications Corp.
8.875%, 10/01/13                               -0-                       -0-                     -0-                    -0-
Inmarsat Finance PLC
7.625%, 6/30/12                                -0-                       -0-                     -0-                    -0-
10.375%, 11/15/12 (g)                          -0-                       -0-                     -0-                    -0-
Level 3 Financing, Inc.
9.25%, 11/01/14                                -0-                       -0-                     -0-                    -0-
Mobile Telesystems Finance SA
8.00%, 1/28/12 (d)                             -0-                       -0-                     -0-                    -0-
PanAmSat Corp.
9.00%, 8/15/14                                 -0-                       -0-                     -0-                    -0-
Qwest Capital Funding, Inc.
7.25%, 2/15/11                                 -0-                       -0-                     -0-                    -0-
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14                                 -0-                       -0-                     -0-                    -0-
Windstream Corp.
8.125%, 8/01/13                                -0-                       -0-                     -0-                    -0-
8.625%, 8/01/16                                -0-                       -0-                     -0-                    -0-
                                                   --------------------------                        -----------------------
                                                                         -0-                                            -0-
                                                   --------------------------                        -----------------------

CONSUMER CYCLICAL - AUTOMOTIVE - 1.1%
Affinia Group, Inc.
9.00%, 11/30/14                                -0-                       -0-                     -0-                    -0-
Ford Motor Credit Co.
7.00%, 10/01/13                                -0-                       -0-                     -0-                    -0-
7.45%, 7/16/31                                 -0-                       -0-                     -0-                    -0-
8.11%, 1/13/12 (b)                             -0-                       -0-                     -0-                    -0-
General Motors Acceptance Corp.
6.75%, 12/01/14                                -0-                       -0-                     -0-                    -0-
6.875%, 9/15/11                                -0-                       -0-                     -0-                    -0-
8.00%, 11/01/31                                -0-                       -0-                     -0-                    -0-
General Motors Corp.
8.25%, 7/15/23                                 -0-                       -0-                     -0-                    -0-
8.375%, 7/15/33                                -0-                       -0-                     -0-                    -0-
The Goodyear Tire & Rubber Co.
9.00%, 7/01/15                                 -0-                       -0-                     -0-                    -0-
Keystone Automotive Operations, Inc.
9.75%, 11/01/13                                -0-                       -0-                     -0-                    -0-
Lear Corp.
Series B
5.75%, 8/01/14                                 -0-                       -0-                     -0-                    -0-
8.50%, 12/01/13                                -0-                       -0-                     -0-                    -0-
8.75%, 12/01/16                                -0-                       -0-                     -0-                    -0-
Visteon Corp.
7.00%, 3/10/14                                 -0-                       -0-                     -0-                    -0-
                                                   --------------------------                        -----------------------
                                                                         -0-                                            -0-
                                                   --------------------------                        -----------------------

CONSUMER CYCLICAL - OTHER - 1.4%
Broder Brothers Co.
Series B
11.25%, 10/15/10                               -0-                       -0-                     -0-                    -0-
Greektown Holdings LLC
10.75%, 12/01/13 (d)                           -0-                       -0-                     -0-                    -0-
Harrah's Operating Co., Inc
5.625%, 6/01/15                                -0-                       -0-                     -0-                    -0-
5.75%, 10/01/17                                -0-                       -0-                     -0-                    -0-
6.50%, 6/01/16                                 -0-                       -0-                     -0-                    -0-
Host Hotels & Resorts LP
6.875%, 11/01/14                               -0-                       -0-                     -0-                    -0-
Host Marriott LP
Series Q
6.75%, 6/01/16                                 -0-                       -0-                     -0-                    -0-
KB Home
7.75%, 2/01/10                                 -0-                       -0-                     -0-                    -0-
Levi Strauss & Co.
8.875%, 4/01/16                                -0-                       -0-                     -0-                    -0-

                                    AllianceBernstein                                    AllianceBernstein
                                    Variable Products                                    Variable Products
                                       Series Fund              AllianceBernstein           Series Fund            AllianceBernstein
                                       High Yield               Variable Products        Americas Government       Variable Products
                                        Portfolio                  Series Fund            Income Portfolio           Series Fund
                                        Principal                   High Yield               Principal          Americas Government
                                         Amount                     Portfolio                  Amount             Income Portfolio
                                          (000)                   (U.S. $ Value)               (000)                (U.S. $ Value)
                                    ------------------          ----------------        -----------------      ------------------
Dex Media West LLC
Series B
8.50%, 8/15/10                      US$        60               $     61,650                US$     -0-             $  -0-
DirecTV Holdings LLC
6.375%, 6/15/15                               291                    276,086                        -0-                -0-
EchoStar DBS Corp.
6.375%, 10/01/11                               89                     89,445                        -0-                -0-
6.625%, 10/01/14                              305                    306,525                        -0-                -0-
7.125%, 2/01/16                                85                     87,338                        -0-                -0-
Idearc, Inc.
8.00%, 11/15/16                               185                    184,538                        -0-                -0-
Insight Communications Co., Inc.
12.25%, 2/15/11                               181                    186,883                        -0-                -0-
Insight Midwest LP
9.75%, 10/01/09                                81                     81,101                        -0-                -0-
Intelsat Bermuda Ltd.
11.25%, 6/15/16                               274                    293,523                        -0-                -0-
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 1/15/15                               135                    137,700                        -0-                -0-
Liberty Media Corp.
5.70%, 5/15/13                                 50                     46,711                        -0-                -0-
7.875%, 7/15/09                                58                     59,693                        -0-                -0-
8.25%, 2/01/30                                 50                     49,000                        -0-                -0-
Quebecor Media, Inc.
7.75%, 3/15/16                                230                    219,362                        -0-                -0-
Rainbow National Services LLC
8.75%, 9/01/12 (d)                             55                     57,062                        -0-                -0-
10.375%, 9/01/14 (d)                           30                     32,925                        -0-                -0-
RH Donnelley Corp.
Series A-2
6.875%, 1/15/13                               128                    120,960                        -0-                -0-
Sirius Satellite Radio, Inc.
9.625%, 8/01/13                                70                     69,475                        -0-                -0-
Univision Communications, Inc.
7.85%, 7/15/11                                115                    115,000                        -0-                -0-
WDAC Subsidiary Corp.
8.375%, 12/01/14 (d)                           70                     70,000                        -0-                -0-
WMG Holdings Corp.
9.50%, 12/15/14 (g)                           333                    233,100                        -0-                -0-
XM Satellite Radio, Inc.
9.75%, 5/01/14                                 60                     60,150                        -0-                -0-
                                                  ---------------------------                           -------------------
                                                                   4,321,952                                           -0-
                                                  ---------------------------                           -------------------

COMMUNICATIONS - TELECOMMUNICATIONS - 1.0%
Alltel Corp.
7.875%, 7/01/32                               170                    137,740                        -0-                -0-
American Tower Corp.
7.00%, 10/15/17 (d)                            20                     20,125                        -0-                -0-
Citizens Communications Co.
6.25%, 1/15/13                                210                    204,750                        -0-                -0-
Cricket Communications, Inc.
9.375%, 11/01/14                              215                    218,225                        -0-                -0-
Digicel Ltd.
9.25%, 9/01/12 (d)                            161                    165,428                        -0-                -0-
Dobson Cellular Systems, Inc.
Series B
8.375%, 11/01/11                               76                     80,655                        -0-                -0-
Dobson Communications Corp.
8.875%, 10/01/13                               75                     79,875                        -0-                -0-
Inmarsat Finance PLC
7.625%, 6/30/12                               145                    149,350                        -0-                -0-
10.375%, 11/15/12 (g)                         155                    148,413                        -0-                -0-
Level 3 Financing, Inc.
9.25%, 11/01/14                               195                    192,075                        -0-                -0-
Mobile Telesystems Finance SA
8.00%, 1/28/12 (d)                            231                    236,636                        -0-                -0-
PanAmSat Corp.
9.00%, 8/15/14                                143                    147,290                        -0-                -0-
Qwest Capital Funding, Inc.
7.25%, 2/15/11                                300                    301,500                        -0-                -0-
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14                                 50                     51,875                        -0-                -0-
Windstream Corp.
8.125%, 8/01/13                                88                     92,620                        -0-                -0-
8.625%, 8/01/16                                77                     82,101                        -0-                -0-
                                                  ---------------------------                           -------------------
                                                                   2,308,658                                           -0-
                                                  ---------------------------                           -------------------

CONSUMER CYCLICAL - AUTOMOTIVE - 1.1%
Affinia Group, Inc.
9.00%, 11/30/14                                85                     79,900                        -0-                -0-
Ford Motor Credit Co.
7.00%, 10/01/13                               204                    184,355                        -0-                -0-
7.45%, 7/16/31                                364                    285,740                        -0-                -0-
8.11%, 1/13/12 (b)                            240                    226,778                        -0-                -0-
General Motors Acceptance Corp.
6.75%, 12/01/14                               135                    122,361                        -0-                -0-
6.875%, 9/15/11                               321                    305,484                        -0-                -0-
8.00%, 11/01/31                               135                    132,446                        -0-                -0-
General Motors Corp.
8.25%, 7/15/23                                350                    306,250                        -0-                -0-
8.375%, 7/15/33                               305                    267,256                        -0-                -0-
The Goodyear Tire & Rubber Co.
9.00%, 7/01/15                                130                    138,775                        -0-                -0-
Keystone Automotive Operations, Inc.
9.75%, 11/01/13                               108                     88,020                        -0-                -0-
Lear Corp.
Series B
5.75%, 8/01/14                                 70                     58,800                        -0-                -0-
8.50%, 12/01/13                                45                     43,088                        -0-                -0-
8.75%, 12/01/16                               245                    230,300                        -0-                -0-
Visteon Corp.
7.00%, 3/10/14                                165                    128,288                        -0-                -0-
                                                  ---------------------------                           -------------------
                                                                   2,597,841                                           -0-
                                                  ---------------------------                           -------------------

CONSUMER CYCLICAL - OTHER - 1.4%
Broder Brothers Co.
Series B
11.25%, 10/15/10                               77                     66,990                        -0-                -0-
Greektown Holdings LLC
10.75%, 12/01/13 (d)                           90                     89,100                        -0-                -0-
Harrah's Operating Co., Inc
5.625%, 6/01/15                               422                    335,490                        -0-                -0-
5.75%, 10/01/17                                16                     12,240                        -0-                -0-
6.50%, 6/01/16                                237                    193,155                        -0-                -0-
Host Hotels & Resorts LP
6.875%, 11/01/14                               45                     44,888                        -0-                -0-
Host Marriott LP
Series Q
6.75%, 6/01/16                                300                    297,000                        -0-                -0-
KB Home
7.75%, 2/01/10                                125                    118,437                        -0-                -0-
Levi Strauss & Co.
8.875%, 4/01/16                                63                     64,890                        -0-                -0-

                                                                                           Pro Forma
                                       AllianceBernstein                              AllianceBernstein               Pro Forma
                                        Variable Products                                Variable Products       AllianceBernstein
                                          Series Fund           AllianceBernstein          Series Fund           Variable Products
                                         Global Bond            Variable Products       U.S. Government/High        Series Fund
                                          Portfolio              Series Fund        Grade Securities Portfolio  U.S. Government/High
                                         Principal               Global Bond              Principal               Grade Securities
                                           Amount                  Portfolio                 Amount                   Portfolio
                                           (000)                 (U.S. $ Value)              (000)                  (U.S. $ Value)
                                     -------------------        -----------------   -----------------------   ----------------------
Dex Media West LLC
Series B
8.50%, 8/15/10                       US$      -0-               $       -0-               US$       60              $ 61,650
DirecTV Holdings LLC
6.375%, 6/15/15                               -0-                       -0-                        291               276,086
EchoStar DBS Corp.
6.375%, 10/01/11                              -0-                       -0-                         89                89,445
6.625%, 10/01/14                              -0-                       -0-                        305               306,525
7.125%, 2/01/16                               -0-                       -0-                         85                87,338
Idearc, Inc.
8.00%, 11/15/16                               -0-                       -0-                        185               184,538
Insight Communications Co., Inc.
12.25%, 2/15/11                               -0-                       -0-                        181               186,883
Insight Midwest LP
9.75%, 10/01/09                               -0-                       -0-                         81                81,101
Intelsat Bermuda Ltd.
11.25%, 6/15/16                               -0-                       -0-                        274               293,523
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 1/15/15                               -0-                       -0-                        135               137,700
Liberty Media Corp.
5.70%, 5/15/13                                -0-                       -0-                         50                46,711
7.875%, 7/15/09                               -0-                       -0-                         58                59,693
8.25%, 2/01/30                                -0-                       -0-                         50                49,000
Quebecor Media, Inc.
7.75%, 3/15/16                                -0-                       -0-                        230               219,362
Rainbow National Services LLC
8.75%, 9/01/12 (d)                            -0-                       -0-                         55                57,062
10.375%, 9/01/14 (d)                          -0-                       -0-                         30                32,925
RH Donnelley Corp.
Series A-2
6.875%, 1/15/13                               -0-                       -0-                        128               120,960
Sirius Satellite Radio, Inc.
9.625%, 8/01/13                               -0-                       -0-                         70                69,475
Univision Communications, Inc.
7.85%, 7/15/11                                -0-                       -0-                        115               115,000
WDAC Subsidiary Corp.
8.375%, 12/01/14 (d)                          -0-                       -0-                         70                70,000
WMG Holdings Corp.
9.50%, 12/15/14 (g)                           -0-                       -0-                        333               233,100
XM Satellite Radio, Inc.
9.75%, 5/01/14                                -0-                       -0-                         60                60,150
                                                   --------------------------                        -----------------------

                                                                        -0-                                        4,321,952
                                                   --------------------------                        -----------------------

COMMUNICATIONS - TELECOMMUNICATIONS -- 1.0%
Alltel Corp.
7.875%, 7/01/32                               -0-                       -0-                        170               137,740
American Tower Corp.
7.00%, 10/15/17 (d)                           -0-                       -0-                         20                20,125
Citizens Communications Co.
6.25%, 1/15/13                                -0-                       -0-                        210               204,750
Cricket Communications, Inc.
9.375%, 11/01/14                              -0-                       -0-                        215               218,225
Digicel Ltd.
9.25%, 9/01/12 (d)                            -0-                       -0-                        161               165,428
Dobson Cellular Systems, Inc.
Series B
8.375%, 11/01/11                              -0-                       -0-                         76                80,655
Dobson Communications Corp.
8.875%, 10/01/13                              -0-                       -0-                         75                79,875
Inmarsat Finance PLC
7.625%, 6/30/12                               -0-                       -0-                        145               149,350
10.375%, 11/15/12 (g)                         -0-                       -0-                        155               148,413
Level 3 Financing, Inc.
9.25%, 11/01/14                               -0-                       -0-                        195               192,075
Mobile Telesystems Finance SA
8.00%, 1/28/12 (d)                            -0-                       -0-                        231               236,636
PanAmSat Corp.
9.00%, 8/15/14                                -0-                       -0-                        143               147,290
Qwest Capital Funding, Inc.
7.25%, 2/15/11                                -0-                       -0-                        300               301,500
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14                                -0-                       -0-                         50                51,875
Windstream Corp.
8.125%, 8/01/13                               -0-                       -0-                         88                92,620
8.625%, 8/01/16                               -0-                       -0-                         77                82,101
                                                   --------------------------                        -----------------------
                                                                        -0-                                        2,308,658
                                                   --------------------------                        -----------------------

CONSUMER CYCLICAL - AUTOMOTIVE - 1.1%
Affinia Group, Inc.
9.00%, 11/30/14                               -0-                       -0-                         85                79,900
Ford Motor Credit Co.
7.00%, 10/01/13                               -0-                       -0-                        204               184,355
7.45%, 7/16/31                                -0-                       -0-                        364               285,740
8.11%, 1/13/12 (b)                            -0-                       -0-                        240               226,778
General Motors Acceptance Corp.
6.75%, 12/01/14                               -0-                       -0-                        135               122,361
6.875%, 9/15/11                               -0-                       -0-                        321               305,484
8.00%, 11/01/31                               -0-                       -0-                        135               132,446
General Motors Corp.
8.25%, 7/15/23                                -0-                       -0-                        350               306,250
8.375%, 7/15/33                               -0-                       -0-                        305               267,256
The Goodyear Tire & Rubber Co.
9.00%, 7/01/15                                -0-                       -0-                        130               138,775
Keystone Automotive Operations, Inc.
9.75%, 11/01/13                               -0-                       -0-                        108                88,020
Lear Corp.
Series B
5.75%, 8/01/14                                -0-                       -0-                         70                58,800
8.50%, 12/01/13                               -0-                       -0-                         45                43,088
8.75%, 12/01/16                               -0-                       -0-                        245               230,300
Visteon Corp.
7.00%, 3/10/14                                -0-                       -0-                        165               128,288
                                                   --------------------------                        -----------------------
                                                                        -0-                                        2,597,841
                                                   --------------------------                        -----------------------

CONSUMER CYCLICAL - OTHER - 1.4%
Broder Brothers Co.
Series B
11.25%, 10/15/10                              -0-                       -0-                         77                66,990
Greektown Holdings LLC
10.75%, 12/01/13 (d)                          -0-                       -0-                         90                89,100
Harrah's Operating Co., Inc
5.625%, 6/01/15                               -0-                       -0-                        422               335,490
5.75%, 10/01/17                               -0-                       -0-                         16                12,240
6.50%, 6/01/16                                -0-                       -0-                        237               193,155
Host Hotels & Resorts LP
6.875%, 11/01/14                              -0-                       -0-                         45                44,888
Host Marriott LP
Series Q
6.75%, 6/01/16                                -0-                       -0-                        300               297,000
KB Home
7.75%, 2/01/10                                -0-                       -0-                        125               118,437
Levi Strauss & Co.
8.875%, 4/01/16                               -0-                       -0-                         63                64,890

                                                                                          AllianceBernstein
                                                AllianceBernstein                             Variable
                                                 Variable Products      AllianceBernstein     Products
                                                  Series Fund U.S.      Variable Products     Series Fund      AllianceBernstein
                                                 Government/High          Series Fund        Global Dollar      Variable Products
                                                 Grade Securities     U.S. Government/High    Government          Series Fund
                                                     Portfolio          Grade Securities      Portfolio          Global Dollar
                                                     Principal             Portfolio          Principal        Government Portfolio
                                                    Amount (000)         (U.S. $ Value)      Amount (000)       (U.S. $ Value)
                                                 -----------------   --------------------   ---------------   ----------------------
MGM Mirage
    6.625%, 7/15/15                      US$          -0-  $                  -0-  US$           -0-         $            -0-
    7.625%, 1/15/17                                   -0-                     -0-                -0-                      -0-
    8.375%, 2/01/11                                   -0-                     -0-                -0-                      -0-
Mohegan Tribal Gaming Auth
    7.125%, 8/15/14                                   -0-                     -0-                -0-                      -0-
NCL Corp.
    10.625%, 7/15/14                                  -0-                     -0-                -0-                      -0-
Penn National Gaming, Inc.
    6.875%, 12/01/11                                  -0-                     -0-                -0-                      -0-
Six Flags, Inc.
    9.625%, 6/01/14                                   -0-                     -0-                -0-                      -0-
Station Casinos, Inc.
    6.625%, 3/15/18                                   -0-                     -0-                -0-                      -0-
Turning Stone Resort Casino Enterprise
    9.125%, 12/15/10 (d)                              -0-                     -0-                -0-                      -0-
Universal City Development Partners
    11.75%, 4/01/10                                   -0-                     -0-                -0-                      -0-
Universal City Florida Holding Co.
    8.375%, 5/01/10                                   -0-                     -0-                -0-                      -0-
William Lyon Homes, Inc.
    10.75%, 4/01/13                                   -0-                     -0-                -0-                      -0-
Wynn Las Vegas LLC/Corp.
    6.625%, 12/01/14                                  -0-                     -0-                -0-                      -0-
                                                           ----------------------                            ----------------
                                                                              -0-                                         -0-
                                                           ----------------------                            ----------------
CONSUMER CYCLICAL - RETAILERS - 0.3%
The Bon-Ton Dept Stores, Inc.
    10.25%, 3/15/14                                   -0-                     -0-                -0-                      -0-
Burlington Coat Factory Warehouse Corp.
    11.125%, 4/15/14                                  -0-                     -0-                -0-                      -0-
Couche-Tard, Inc.
    7.50%, 12/15/13                                   -0-                     -0-                -0-                      -0-
GSC Holdings Corp.
    8.00%, 10/01/12                                   -0-                     -0-                -0-                      -0-
Rite Aid Corp.
    6.875%, 8/15/13                                   -0-                     -0-                -0-                      -0-
    9.25%, 6/01/13                                    -0-                     -0-                -0-                      -0-
    9.375%, 12/15/15 (d)                              -0-                     -0-                -0-                      -0-
    9.50%, 6/15/17 (d)                                -0-                     -0-                -0-                      -0-
                                                           ----------------------                            ----------------
                                                                              -0-                                         -0-
                                                           ----------------------                            ----------------
CONSUMER NON-CYCLICAL - 1.1%
Albertson's, Inc.
    7.45%, 8/01/29                                    -0-                     -0-                -0-                      -0-
Aramark Corp.
    8.50%, 2/01/15                                    -0-                     -0-                -0-                      -0-
Community Health Systems, Inc.
    8.875%, 7/15/15 (d)                               -0-                     -0-                -0-                      -0-
DaVita, Inc.
    7.25%, 3/15/15                                    -0-                     -0-                -0-                      -0-
Dole Food Company, Inc.
    8.625%, 5/01/09                                   -0-                     -0-                -0-                      -0-
    8.875%, 3/15/11                                   -0-                     -0-                -0-                      -0-
Elan Finance PLC/Elan Finance Corp.
    7.75%, 11/15/11                                   -0-                     -0-                -0-                      -0-
Hanger Orthopedic Group, Inc.
    10.25%, 6/01/14                                   -0-                     -0-                -0-                      -0-
HCA, Inc.
    6.375%, 1/15/15                                   -0-                     -0-                -0-                      -0-
    6.50%, 2/15/16                                    -0-                     -0-                -0-                      -0-
    6.75%, 7/15/13                                    -0-                     -0-                -0-                      -0-
    9.625%, 11/15/16 (d)(f)                           -0-                     -0-                -0-                      -0-
IASIS Healthcare Corp.
    8.75%, 6/15/14                                    -0-                     -0-                -0-                      -0-
Select Medical Corp.
    7.625%, 2/01/15                                   -0-                     -0-                -0-                      -0-
Spectrum Brands, Inc.
    7.375%, 2/01/15                                   -0-                     -0-                -0-                      -0-
Stater Brothers Holdings
    8.125%, 6/15/12                                   -0-                     -0-                -0-                      -0-
Tenet Healthcare Corp.
    7.375%, 2/01/13                                   -0-                     -0-                -0-                      -0-
    9.875%, 7/01/14                                   -0-                     -0-                -0-                      -0-
Ventas Realty LP/CAP CRP
    6.75%, 4/01/17                                    -0-                     -0-                -0-                      -0-
Viant Holdings, Inc.
    10.125%, 7/15/17 (d)                              -0-                     -0-                -0-                      -0-
Visant Corp.
    7.625%, 10/01/12                                  -0-                     -0-                -0-                      -0-
                                                           ----------------------                            ----------------
                                                                              -0-                                         -0-
                                                           ----------------------                            ----------------
ENERGY - 0.4%
Chesapeake Energy Corp.
    7.50%, 9/15/13                                    -0-                     -0-                -0-                      -0-
    7.75%, 1/15/15                                    -0-                     -0-                -0-                      -0-
CIE Gener De Geophysique
    7.50%, 5/15/15                                    -0-                     -0-                -0-                      -0-
    7.75%, 5/15/17                                    -0-                     -0-                -0-                      -0-
Hilcorp Energy I LP/Hilcorp Finance Co.
    7.75%, 11/01/15 (d)                               -0-                     -0-                -0-                      -0-
PetroHawk Energy Corp.
Series WI
    9.125%, 7/15/13                                   -0-                     -0-                -0-                      -0-
Range Resources Corp.
    7.50%, 5/15/16                                    -0-                     -0-                -0-                      -0-
Tesoro Corp.
    6.25%, 11/01/12                                   -0-                     -0-                -0-                      -0-
    6.50%, 6/01/17 (d)                                -0-                     -0-                -0-                      -0-
                                                           ----------------------                            ----------------
                                                                              -0-                                         -0-
                                                           ----------------------                            ----------------
OTHER INDUSTRIAL - 0.1%
RBS Global, Inc. and Rexnord Corp.
    9.50%, 8/01/14                                    -0-                     -0-                -0-                      -0-
    11.75%, 8/01/16                                   -0-                     -0-                -0-                      -0-
Sensus Metering Systems, Inc.
    8.625%, 12/15/13                                  -0-                     -0-                -0-                      -0-
                                                           ----------------------                            ----------------
                                                                              -0-                                         -0-
                                                           ----------------------                            ----------------
SERVICES - 0.1%
Realogy Corp.
    10.50%, 4/15/14 (d)                               -0-                     -0-                -0-                      -0-
West Corp.
    9.50%, 10/15/14                                   -0-                     -0-                -0-                      -0-
                                                           ----------------------                            ----------------
                                                                              -0-                                         -0-
                                                           ----------------------                            ----------------
TECHNOLOGY - 0.7%
Amkor Technology, Inc.
    9.25%, 6/01/16                                    -0-                     -0-                -0-                      -0-
Avago Technologies Finance
    10.125%, 12/01/13                                 -0-                     -0-                -0-                      -0-
CA, Inc.
    4.75%, 12/01/09 (d)                               -0-                     -0-                -0-                      -0-
Flextronics International Ltd.
    6.50%, 5/15/13                                    -0-                     -0-                -0-                      -0-
Freescale Semiconductor, Inc.
    8.875%, 12/15/14                                  -0-                     -0-                -0-                      -0-
    10.125%, 12/15/16                                 -0-                     -0-                -0-                      -0-

                                                AllianceBernstein                            AllianceBernstein   AllianceBernstein
                                                Variable Products     AllianceBernstein     Variable Products    Variable Products
                                                   Series Fund        Variable Products        Series Fund          Series Fund
                                                    High Yield           Series Fund       Americas Government        Americas
                                                     Portfolio            High Yield        Income Portfolio         Government
                                                     Principal             Portfolio           Principal          Income Portfolio
                                                    Amount (000)         (U.S. $ Value)        Amount (000)        (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
MGM Mirage
    6.625%, 7/15/15                         US$           302  $            286,522  US$            -0-      $            -0-
    7.625%, 1/15/17                                        55                54,450                 -0-                   -0-
    8.375%, 2/01/11                                       280               291,900                 -0-                   -0-
Mohegan Tribal Gaming Auth
    7.125%, 8/15/14                                       135               135,337                 -0-                   -0-
NCL Corp.
    10.625%, 7/15/14                                       65                65,488                 -0-                   -0-
Penn National Gaming, Inc.
    6.875%, 12/01/11                                      110               111,375                 -0-                   -0-
Six Flags, Inc.
    9.625%, 6/01/14                                       115                95,019                 -0-                   -0-
Station Casinos, Inc.
    6.625%, 3/15/18                                       270               226,125                 -0-                   -0-
Turning Stone Resort Casino Enterprise
    9.125%, 12/15/10 (d)                                  140               142,800                 -0-                   -0-
Universal City Development Partners
    11.75%, 4/01/10                                       120               125,400                 -0-                   -0-
Universal City Florida Holding Co.
    8.375%, 5/01/10                                        60                60,450                 -0-                   -0-
William Lyon Homes, Inc.
    10.75%, 4/01/13                                       112                82,880                 -0-                   -0-
Wynn Las Vegas LLC/Corp.
    6.625%, 12/01/14                                      260               254,800                 -0-                   -0-
                                                               --------------------                          ----------------
                                                                          3,154,736                                       -0-
                                                               --------------------                          ----------------
CONSUMER CYCLICAL - RETAILERS - 0.3%
The Bon-Ton Dept Stores, Inc.
    10.25%, 3/15/14                                       125               116,875                 -0-                   -0-
Burlington Coat Factory Warehouse Corp.
    11.125%, 4/15/14                                       55                51,425                 -0-                   -0-
Couche-Tard, Inc.
    7.50%, 12/15/13                                       144               146,520                 -0-                   -0-
GSC Holdings Corp.
    8.00%, 10/01/12                                       215               223,600                 -0-                   -0-
Rite Aid Corp.
    6.875%, 8/15/13                                       160               132,000                 -0-                   -0-
    9.25%, 6/01/13                                         85                80,750                 -0-                   -0-
    9.375%, 12/15/15 (d)                                   10                 9,300                 -0-                   -0-
    9.50%, 6/15/17 (d)                                     15                14,025                 -0-                   -0-
                                                               --------------------                          ----------------
                                                                            774,495                                       -0-
                                                               --------------------                          ----------------
CONSUMER NON-CYCLICAL - 1.1%
Albertson's, Inc.
    7.45%, 8/01/29                                        285               274,342                 -0-                   -0-
Aramark Corp.
    8.50%, 2/01/15                                        105               107,100                 -0-                   -0-
Community Health Systems, Inc.
    8.875%, 7/15/15 (d)                                   191               196,252                 -0-                   -0-
DaVita, Inc.
    7.25%, 3/15/15                                         75                75,187                 -0-                   -0-
Dole Food Company, Inc.
    8.625%, 5/01/09                                        60                60,150                 -0-                   -0-
    8.875%, 3/15/11                                        38                37,050                 -0-                   -0-
Elan Finance PLC/Elan Finance Corp.
    7.75%, 11/15/11                                       265               259,700                 -0-                   -0-
Hanger Orthopedic Group, Inc.
    10.25%, 6/01/14                                        80                82,000                 -0-                   -0-
HCA, Inc.
    6.375%, 1/15/15                                       215               183,288                 -0-                   -0-
    6.50%, 2/15/16                                        155               131,750                 -0-                   -0-
    6.75%, 7/15/13                                        170               153,000                 -0-                   -0-
    9.625%, 11/15/16 (d)(f)                               175               186,813                 -0-                   -0-
IASIS Healthcare Corp.
    8.75%, 6/15/14                                        145               146,813                 -0-                   -0-
Select Medical Corp.
    7.625%, 2/01/15                                       117               104,715                 -0-                   -0-
Spectrum Brands, Inc.
    7.375%, 2/01/15                                        70                53,900                 -0-                   -0-
Stater Brothers Holdings
    8.125%, 6/15/12                                        65                66,219                 -0-                   -0-
Tenet Healthcare Corp.
    7.375%, 2/01/13                                       115                97,462                 -0-                   -0-
    9.875%, 7/01/14                                        80                73,200                 -0-                   -0-
Ventas Realty LP/CAP CRP
    6.75%, 4/01/17                                         84                83,790                 -0-                   -0-
Viant Holdings, Inc.
    10.125%, 7/15/17 (d)                                   85                79,050                 -0-                   -0-
Visant Corp.
    7.625%, 10/01/12                                       80                81,400                 -0-                   -0-
                                                               --------------------                          ----------------
                                                                          2,533,181                                       -0-
                                                               --------------------                          ----------------
ENERGY - 0.4%
Chesapeake Energy Corp.
    7.50%, 9/15/13                                         75                77,062                 -0-                   -0-
    7.75%, 1/15/15                                        210               216,037                 -0-                   -0-
CIE Gener De Geophysique
    7.50%, 5/15/15                                         85                87,550                 -0-                   -0-
    7.75%, 5/15/17                                         15                15,450                 -0-                   -0-
Hilcorp Energy I LP/Hilcorp Finance Co.
    7.75%, 11/01/15 (d)                                    55                53,763                 -0-                   -0-
PetroHawk Energy Corp.
Series WI
    9.125%, 7/15/13                                       107               112,885                 -0-                   -0-
Range Resources Corp.
    7.50%, 5/15/16                                        110               112,200                 -0-                   -0-
Tesoro Corp.
    6.25%, 11/01/12                                       140               140,350                 -0-                   -0-
    6.50%, 6/01/17 (d)                                    100                99,250                 -0-                   -0-
                                                               --------------------                          ----------------
                                                                            914,547                                       -0-
                                                               --------------------                          ----------------
OTHER INDUSTRIAL - 0.1%
RBS Global, Inc. and Rexnord Corp.
    9.50%, 8/01/14                                         85                87,975                 -0-                   -0-
    11.75%, 8/01/16                                        60                63,900                 -0-                   -0-
Sensus Metering Systems, Inc.
    8.625%, 12/15/13                                      125               121,250                 -0-                   -0-
                                                               --------------------                          ----------------
                                                                            273,125                                       -0-
                                                               --------------------                          ----------------
SERVICES - 0.1%
Realogy Corp.
    10.50%, 4/15/14 (d)                                   100                85,250                 -0-                   -0-
West Corp.
    9.50%, 10/15/14                                        40                41,300                 -0-                   -0-
                                                               --------------------                          ----------------
                                                                            126,550                                       -0-
                                                               --------------------                          ----------------
TECHNOLOGY - 0.7%
Amkor Technology, Inc.
    9.25%, 6/01/16                                        180               181,800                 -0-                   -0-
Avago Technologies Finance
    10.125%, 12/01/13                                     110               118,250                 -0-                   -0-
CA, Inc.
    4.75%, 12/01/09 (d)                                   110               109,752                 -0-                   -0-
Flextronics International Ltd.
    6.50%, 5/15/13                                        175               167,125                 -0-                   -0-
Freescale Semiconductor, Inc.
    8.875%, 12/15/14                                      290               279,850                 -0-                   -0-
    10.125%, 12/15/16                                      80                74,400                 -0-                   -0-

                                                                                                Pro Forma            Pro Forma
                                                 AllianceBernstein                           AllianceBernstein     AllianceBernstein
                                                  Variable Products      AllianceBernstein    Variable Products   Variable Products
                                                    Series Fund         Variable Products    Series Fund  U.S.     Series Fund U.S.
                                                     Global Bond            Series Fund       Government/High      Government/High
                                                      Portfolio             Global Bond       Grade Securities     Grade Securities
                                                      Principal              Portfolio       Portfolio Principal      Portfolio
                                                     Amount (000)          (U.S. $ Value)       Amount (000)        (U.S. $ Value)
                                                 ------------------   -------------------   --------------------   -----------------
MGM Mirage
    6.625%, 7/15/15                        US$           -0-    $             -0-  US$                 302    $        286,522
    7.625%, 1/15/17                                      -0-                  -0-                       55              54,450
    8.375%, 2/01/11                                      -0-                  -0-                      280             291,900
Mohegan Tribal Gaming Auth
    7.125%, 8/15/14                                      -0-                  -0-                      135             135,337
NCL Corp.
    10.625%, 7/15/14                                     -0-                  -0-                       65              65,488
Penn National Gaming, Inc.
    6.875%, 12/01/11                                     -0-                  -0-                      110             111,375
Six Flags, Inc.
    9.625%, 6/01/14                                      -0-                  -0-                      115              95,019
Station Casinos, Inc.
    6.625%, 3/15/18                                      -0-                  -0-                      270             226,125
Turning Stone Resort Casino Enterprise
    9.125%, 12/15/10 (d)                                 -0-                  -0-                      140             142,800
Universal City Development Partners
    11.75%, 4/01/10                                      -0-                  -0-                      120             125,400
Universal City Florida Holding Co.
    8.375%, 5/01/10                                      -0-                  -0-                       60              60,450
William Lyon Homes, Inc.
    10.75%, 4/01/13                                      -0-                  -0-                      112              82,880
Wynn Las Vegas LLC/Corp.
    6.625%, 12/01/14                                     -0-                  -0-                      260             254,800
                                                                -----------------                             ----------------
                                                                              -0-                                    3,154,736
                                                                -----------------                             ----------------
CONSUMER CYCLICAL - RETAILERS - 0.3%
The Bon-Ton Dept Stores, Inc.
    10.25%, 3/15/14                                      -0-                  -0-                      125             116,875
Burlington Coat Factory Warehouse Corp.
    11.125%, 4/15/14                                     -0-                  -0-                       55              51,425
Couche-Tard, Inc.
    7.50%, 12/15/13                                      -0-                  -0-                      144             146,520
GSC Holdings Corp.
    8.00%, 10/01/12                                      -0-                  -0-                      215             223,600
Rite Aid Corp.
    6.875%, 8/15/13                                      -0-                  -0-                      160             132,000
    9.25%, 6/01/13                                       -0-                  -0-                       85              80,750
    9.375%, 12/15/15 (d)                                 -0-                  -0-                       10               9,300
    9.50%, 6/15/17 (d)                                   -0-                  -0-                       15              14,025
                                                                -----------------                             ----------------
                                                                              -0-                                      774,495
                                                                -----------------                             ----------------
CONSUMER NON-CYCLICAL - 1.1%
Albertson's, Inc.
    7.45%, 8/01/29                                       -0-                  -0-                      285             274,342
Aramark Corp.
    8.50%, 2/01/15                                       -0-                  -0-                      105             107,100
Community Health Systems, Inc.
    8.875%, 7/15/15 (d)                                  -0-                  -0-                      191             196,252
DaVita, Inc.
    7.25%, 3/15/15                                       -0-                  -0-                       75              75,187
Dole Food Company, Inc.
    8.625%, 5/01/09                                      -0-                  -0-                       60              60,150
    8.875%, 3/15/11                                      -0-                  -0-                       38              37,050
Elan Finance PLC/Elan Finance Corp.
    7.75%, 11/15/11                                      -0-                  -0-                      265             259,700
Hanger Orthopedic Group, Inc.
    10.25%, 6/01/14                                      -0-                  -0-                       80              82,000
HCA, Inc.
    6.375%, 1/15/15                                      -0-                  -0-                      215             183,288
    6.50%, 2/15/16                                       -0-                  -0-                      155             131,750
    6.75%, 7/15/13                                       -0-                  -0-                      170             153,000
    9.625%, 11/15/16 (d)(f)                              -0-                  -0-                      175             186,813
IASIS Healthcare Corp.
    8.75%, 6/15/14                                       -0-                  -0-                      145             146,813
Select Medical Corp.
    7.625%, 2/01/15                                      -0-                  -0-                      117             104,715
Spectrum Brands, Inc.
    7.375%, 2/01/15                                      -0-                  -0-                       70              53,900
Stater Brothers Holdings
    8.125%, 6/15/12                                      -0-                  -0-                       65              66,219
Tenet Healthcare Corp.
    7.375%, 2/01/13                                      -0-                  -0-                      115              97,462
    9.875%, 7/01/14                                      -0-                  -0-                       80              73,200
Ventas Realty LP/CAP CRP
    6.75%, 4/01/17                                       -0-                  -0-                       84              83,790
Viant Holdings, Inc.
    10.125%, 7/15/17 (d)                                 -0-                  -0-                       85              79,050
Visant Corp.
    7.625%, 10/01/12                                     -0-                  -0-                       80              81,400
                                                                -----------------                             ----------------
                                                                              -0-                                    2,533,181
                                                                -----------------                             ----------------
ENERGY - 0.4%
Chesapeake Energy Corp.
    7.50%, 9/15/13                                       -0-                  -0-                       75              77,062
    7.75%, 1/15/15                                       -0-                  -0-                      210             216,037
CIE Gener De Geophysique
    7.50%, 5/15/15                                       -0-                  -0-                       85              87,550
    7.75%, 5/15/17                                       -0-                  -0-                       15              15,450
Hilcorp Energy I LP/Hilcorp Finance Co.
    7.75%, 11/01/15 (d)                                  -0-                  -0-                       55              53,763
PetroHawk Energy Corp.
Series WI
    9.125%, 7/15/13                                      -0-                  -0-                      107             112,885
Range Resources Corp.
    7.50%, 5/15/16                                       -0-                  -0-                      110             112,200
Tesoro Corp.
    6.25%, 11/01/12                                      -0-                  -0-                      140             140,350
    6.50%, 6/01/17 (d)                                   -0-                  -0-                      100              99,250
                                                                -----------------                             ----------------
                                                                              -0-                                      914,547
                                                                -----------------                             ----------------
OTHER INDUSTRIAL - 0.1%
RBS Global, Inc. and Rexnord Corp.
    9.50%, 8/01/14                                       -0-                  -0-                       85              87,975
    11.75%, 8/01/16                                      -0-                  -0-                       60              63,900
Sensus Metering Systems, Inc.
    8.625%, 12/15/13                                     -0-                  -0-                      125             121,250
                                                                -----------------                             ----------------
                                                                              -0-                                      273,125
                                                                -----------------                             ----------------
SERVICES - 0.1%
Realogy Corp.
    10.50%, 4/15/14 (d)                                  -0-                  -0-                      100              85,250
West Corp.
    9.50%, 10/15/14                                      -0-                  -0-                       40              41,300
                                                                -----------------                             ----------------
                                                                              -0-                                      126,550
                                                                -----------------                             ----------------
TECHNOLOGY - 0.7%
Amkor Technology, Inc.
    9.25%, 6/01/16                                       -0-                  -0-                      180             181,800
Avago Technologies Finance
    10.125%, 12/01/13                                    -0-                  -0-                      110             118,250
CA, Inc.
    4.75%, 12/01/09 (d)                                  -0-                  -0-                      110             109,752
Flextronics International Ltd.
    6.50%, 5/15/13                                       -0-                  -0-                      175             167,125
Freescale Semiconductor, Inc.
    8.875%, 12/15/14                                     -0-                  -0-                      290             279,850
    10.125%, 12/15/16                                    -0-                  -0-                       80              74,400

                                                                                          AllianceBernstein
                                                AllianceBernstein                             Variable
                                                 Variable Products      AllianceBernstein     Products
                                                  Series Fund U.S.      Variable Products     Series Fund      AllianceBernstein
                                                 Government/High          Series Fund        Global Dollar      Variable Products
                                                 Grade Securities     U.S. Government/High    Government          Series Fund
                                                     Portfolio          Grade Securities      Portfolio          Global Dollar
                                                     Principal             Portfolio          Principal        Government Portfolio
                                                    Amount (000)       (U.S. $ Value)        Amount (000)       (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
Iron Mountain, Inc.
6.625%, 1/01/16                            US$          -0-           $          -0-       US$     -0-         $       -0-
Nortel Networks Ltd.
10.125%, 7/15/13 (d)                                    -0-                      -0-               -0-                 -0-
NXP BV / NXP Funding LLC
8.11%, 10/15/13 (b)                                     -0-                      -0-               -0-                 -0-
9.50%, 10/15/15                                         -0-                      -0-               -0-                 -0-
Seagate Technology HDD Holding
6.375%, 10/01/11                                        -0-                      -0-               -0-                 -0-
Sungard Data Systems, Inc.
9.125%, 8/15/13                                         -0-                      -0-               -0-                 -0-
                                                                      ---------------                          ------------
                                                                                 -0-                                   -0-
                                                                      ---------------                          ------------

TRANSPORTATION - AIRLINES - 0.1%
AMR Corp.
9.00%, 8/01/12                                          -0-                      -0-               -0-                 -0-
Continental Airlines, Inc.
8.75%, 12/01/11                                         -0-                      -0-               -0-                 -0-
Series RJO3
7.875%, 7/02/18                                         -0-                      -0-               -0-                 -0-
                                                                      ---------------                          ------------
                                                                                 -0-                                   -0-
                                                                      ---------------                          ------------

TRANSPORTATION - SERVICES - 0.2%
Avis Budget Car Rental
7.75%, 5/15/16                                          -0-                      -0-               -0-                 -0-
Hertz Corp.
8.875%, 1/01/14                                         -0-                      -0-               -0-                 -0-
10.50%, 1/01/16                                         -0-                      -0-               -0-                 -0-
                                                                      ---------------                          ------------
                                                                                 -0-                                   -0-
                                                                      ---------------                          ------------
                                                                             153,461                                   -0-
                                                                      ---------------                          ------------

UTILITY - 1.9%
ELECTRIC - 1.4%
The AES Corp.
7.75%, 3/01/14                                          -0-                      -0-               -0-                 -0-
8.75%, 5/15/13 (d)                                      -0-                      -0-               -0-                 -0-
Allegheny Energy Supply
7.80%, 3/15/11                                          -0-                      -0-               -0-                 -0-
8.25%, 4/15/12 (d)                                      -0-                      -0-               -0-                 -0-
Aramark Corp.
8.50%, 4/15/11                                          -0-                      -0-               -0-                 -0-
Dynegy Holdings, Inc.
7.75%, 6/01/19 (d)                                      -0-                      -0-               -0-                 -0-
8.375%, 5/01/16                                         -0-                      -0-               -0-                 -0-
Dynegy-Roseton Danskammer
Series B
7.67%, 11/08/16                                         -0-                      -0-               -0-                 -0-
Edison Mission Energy
7.00%, 5/15/17 (d)                                      -0-                      -0-               -0-                 -0-
7.50%, 6/15/13                                          -0-                      -0-               -0-                 -0-
7.75%, 6/15/16                                          -0-                      -0-               -0-                 -0-
Mirant Americas Generation LLC
8.50%, 10/01/21                                         -0-                      -0-               -0-                 -0-
NRG Energy, Inc.
7.25%, 2/01/14                                          -0-                      -0-               -0-                 -0-
7.375%, 2/01/16 - 1/15/17                               -0-                      -0-               -0-                 -0-
Reliant Energy, Inc.
7.625%, 6/15/14                                         -0-                      -0-               -0-                 -0-
7.875%, 6/15/17                                         -0-                      -0-               -0-                 -0-
Sierra Pacific Resources
8.625%, 3/15/14                                         -0-                      -0-               -0-                 -0-
TXU Corp.
Series P
5.55%, 11/15/14                                         -0-                      -0-               -0-                 -0-
Series Q
6.50%, 11/15/24                                         -0-                      -0-               -0-                 -0-
                                                                      ---------------                          ------------
                                                                                 -0-                                   -0-
                                                                      ---------------                          ------------

NATURAL GAS - 0.5%
El Paso Corp.
7.375%, 12/15/12                                        -0-                      -0-               -0-                 -0-
Enterprise Products Operating LP
8.375%, 8/01/66 (c)                                     -0-                      -0-               -0-                 -0-
Regency Energy Partners
8.375%, 12/15/13                                        -0-                      -0-               -0-                 -0-
Williams Cos, Inc.
7.625%, 7/15/19                                         -0-                      -0-               -0-                 -0-
7.875%, 9/01/21                                         -0-                      -0-               -0-                 -0-
                                                                      ---------------                          ------------
                                                                                 -0-                                   -0-
                                                                      ---------------                          ------------
                                                                                 -0-                                   -0-
                                                                      ---------------                          ------------

NON CORPORATE SECTORS - 1.6%
DERIVATIVES - RACERS - 0.8%
Racers SER 06-6-T
5.296%, 7/01/08 (b)(d)                                  -0-                      -0-               -0-                 -0-
                                                                      ---------------                          ------------

Derivatives - Total Return Swaps - 0.8%
High Yield Total Return Trust 2007-1
5.30%, 7/01/08 (b)(d)                                   -0-                      -0-               -0-                 -0-
                                                                      ---------------                          ------------
                                                                                 -0-                                   -0-
                                                                      ---------------                          ------------

FINANCIAL INSTITUTIONS - 0.2%
FINANCE - 0.1%
Residential Capital LLC
7.375%, 6/30/10                                         -0-                      -0-               -0-                 -0-
7.875%, 6/30/15                                         -0-                      -0-               -0-                 -0-
                                                                      ---------------                          ------------
                                                                                 -0-                                   -0-
                                                                      ---------------                          ------------

INSURANCE - 0.1%
Crum & Forster Holdings Corp.
7.75%, 5/01/17                                          -0-                      -0-               -0-                 -0-
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (d)                                      -0-                      -0-               -0-                 -0-
                                                                      ---------------                          ------------
                                                                                 -0-                                   -0-
                                                                      ---------------                          ------------
                                                                                 -0-                                   -0-
                                                                      ---------------                          ------------

TOTAL CORPORATES - NON-INVESTMENT GRADES
(cost $34,259,361)                                                           153,461                                   -0-
                                                                      ---------------                          ------------

CORPORATES - INVESTMENT GRADES - 11.2%
INDUSTRIAL - 6.0%
BASIC - 0.6%
The Dow Chemical Co.
7.375%, 11/01/29                                         20                   21,885               -0-                 -0-
International Paper Co.
5.30%, 4/01/15                                          190                  183,435               -0-                 -0-
Lubrizol Corp.
4.625%, 10/01/09                                        120                  119,020               -0-                 -0-
Southern Copper Corp.
7.50%, 7/27/35                                          195                  211,714               -0-                 -0-
United States Steel Corp.
6.65%, 6/01/37                                          239                  220,491               -0-                 -0-
Westvaco Corp.
8.20%, 1/15/30                                           50                   52,673               -0-                 -0-
Weyerhaeuser Co.
5.95%, 11/01/08                                         175                  175,876               -0-                 -0-
7.375%, 3/15/32                                         230                  230,774               -0-                 -0-
                                                                      ---------------                          ------------
                                                                           1,215,868                                   -0-
                                                                      ---------------                          ------------

CAPITAL GOODS - 0.2%
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33 (d)                                     185                  208,000               -0-                 -0-

                                                AllianceBernstein                            AllianceBernstein   AllianceBernstein
                                                Variable Products     AllianceBernstein     Variable Products    Variable Products
                                                   Series Fund        Variable Products        Series Fund          Series Fund
                                                    High Yield           Series Fund       Americas Government        Americas
                                                     Portfolio            High Yield        Income Portfolio         Government
                                                     Principal             Portfolio           Principal          Income Portfolio
                                                    Amount (000)         (U.S. $ Value)        Amount (000)        (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
Iron Mountain, Inc.
6.625%, 1/01/16                            US$            145            $   135,575       US$     -0-         $        -0-
Nortel Networks Ltd.
10.125%, 7/15/13 (d)                                      125                128,594               -0-                  -0-
NXP BV / NXP Funding LLC
8.11%, 10/15/13 (b)                                        90                 83,587               -0-                  -0-
9.50%, 10/15/15                                            40                 37,300               -0-                  -0-
Seagate Technology HDD Holding
6.375%, 10/01/11                                          119                116,918               -0-                  -0-
Sungard Data Systems, Inc.
9.125%, 8/15/13                                           210                218,400               -0-                  -0-
                                                                         ------------                          -------------
                                                                           1,651,551                                    -0-
                                                                         ------------                          -------------

TRANSPORTATION - AIRLINES - 0.1%
AMR Corp.
9.00%, 8/01/12                                            131                132,965               -0-                  -0-
Continental Airlines, Inc.
8.75%, 12/01/11                                           145                139,200               -0-                  -0-
Series RJO3
7.875%, 7/02/18                                            44                 43,233               -0-                  -0-
                                                                         ------------                          -------------
                                                                             315,398                                    -0-
                                                                         ------------                          -------------

TRANSPORTATION - SERVICES - 0.2%
Avis Budget Car Rental
7.75%, 5/15/16                                            145                142,100               -0-                  -0-
Hertz Corp.
8.875%, 1/01/14                                           105                108,150               -0-                  -0-
10.50%, 1/01/16                                           100                108,000               -0-                  -0-
                                                                         ------------                          -------------
                                                                             358,250                                    -0-
                                                                         ------------                          -------------
                                                                          24,611,320                                    -0-
                                                                         ------------                          -------------

UTILITY - 1.9%
ELECTRIC - 1.4%
The AES Corp.
7.75%, 3/01/14                                            250                253,750               -0-                  -0-
8.75%, 5/15/13 (d)                                         55                 57,544               -0-                  -0-
Allegheny Energy Supply
7.80%, 3/15/11                                            140                147,000               -0-                  -0-
8.25%, 4/15/12 (d)                                        175                187,688               -0-                  -0-
Aramark Corp.
8.50%, 4/15/11                                            105                112,761               -0-                  -0-
Dynegy Holdings, Inc.
7.75%, 6/01/19 (d)                                        105                100,406               -0-                  -0-
8.375%, 5/01/16                                           205                206,025               -0-                  -0-
Dynegy-Roseton Danskammer
Series B
7.67%, 11/08/16                                           195                195,975               -0-                  -0-
Edison Mission Energy
7.00%, 5/15/17 (d)                                        255                251,175               -0-                  -0-
7.50%, 6/15/13                                            200                205,000               -0-                  -0-
7.75%, 6/15/16                                             80                 82,800               -0-                  -0-
Mirant Americas Generation LLC
8.50%, 10/01/21                                           275                261,937               -0-                  -0-
NRG Energy, Inc.
7.25%, 2/01/14                                             45                 45,112               -0-                  -0-
7.375%, 2/01/16 - 1/15/17                                 455                455,512               -0-                  -0-
Reliant Energy, Inc.
7.625%, 6/15/14                                           120                120,900               -0-                  -0-
7.875%, 6/15/17                                           155                155,969               -0-                  -0-
Sierra Pacific Resources
8.625%, 3/15/14                                            80                 84,682               -0-                  -0-
TXU Corp.
Series P
5.55%, 11/15/14                                           185                149,204               -0-                  -0-
Series Q
6.50%, 11/15/24                                           234                187,551               -0-                  -0-
                                                                         ------------                          -------------
                                                                           3,260,991                                    -0-
                                                                         ------------                          -------------

NATURAL GAS - 0.5%
El Paso Corp.
7.375%, 12/15/12                                          145                149,640               -0-                  -0-
Enterprise Products Operating LP
8.375%, 8/01/66 (c)                                       305                313,464               -0-                  -0-
Regency Energy Partners
8.375%, 12/15/13                                           50                 52,375               -0-                  -0-
Williams Cos, Inc.
7.625%, 7/15/19                                           207                221,749               -0-                  -0-
7.875%, 9/01/21                                           255                277,313               -0-                  -0-
                                                                         ------------                          -------------
                                                                           1,014,541                                    -0-
                                                                         ------------                          -------------
                                                                           4,275,532                                    -0-
                                                                         ------------                          -------------

NON CORPORATE SECTORS - 1.6%
DERIVATIVES - RACERS - 0.8%
Racers SER 06-6-T
5.296%, 7/01/08 (b)(d)                                  1,950              1,862,420               -0-                  -0-
                                                                         ------------                          -------------

Derivatives - Total Return Swaps - 0.8%
High Yield Total Return Trust 2007-1
5.30%, 7/01/08 (b)(d)                                   1,950              1,895,716               -0-                  -0-
                                                                         ------------                          -------------
                                                                           3,758,136                                    -0-
                                                                         ------------                          -------------

FINANCIAL INSTITUTIONS - 0.2%
FINANCE - 0.1%
Residential Capital LLC
7.375%, 6/30/10                                           175                145,250               -0-                  -0-
7.875%, 6/30/15                                           140                113,050               -0-                  -0-
                                                                         ------------                          -------------
                                                                             258,300                                    -0-
                                                                         ------------                          -------------

INSURANCE - 0.1%
Crum & Forster Holdings Corp.
7.75%, 5/01/17                                             95                 90,250               -0-                  -0-
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (d)                                         80                 74,235               -0-                  -0-
                                                                         ------------                          -------------
                                                                             164,485                                    -0-
                                                                         ------------                          -------------
                                                                             422,785                                    -0-
                                                                         ------------                          -------------

TOTAL CORPORATES - NON-INVESTMENT GRADES
(cost $34,259,361)                                                        33,067,773                                    -0-
                                                                         ------------                          -------------

CORPORATES - INVESTMENT GRADES - 11.2%
INDUSTRIAL - 6.0%
BASIC - 0.6%
The Dow Chemical Co.
7.375%, 11/01/29                                          -0-                    -0-               -0-                  -0-
International Paper Co.
5.30%, 4/01/15                                            -0-                    -0-               -0-                  -0-
Lubrizol Corp.
4.625%, 10/01/09                                          -0-                    -0-               -0-                  -0-
Southern Copper Corp.
7.50%, 7/27/35                                            -0-                    -0-               -0-                  -0-
United States Steel Corp.
6.65%, 6/01/37                                            -0-                    -0-               -0-                  -0-
Westvaco Corp.
8.20%, 1/15/30                                            -0-                    -0-               -0-                  -0-
Weyerhaeuser Co.
5.95%, 11/01/08                                           -0-                    -0-               -0-                  -0-
7.375%, 3/15/32                                           220                220,741               -0-                  -0-
                                                                         ------------                          -------------
                                                                             220,741                                    -0-
                                                                         ------------                          -------------

CAPITAL GOODS - 0.2%
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33 (d)                                       -0-                    -0-               -0-                  -0-

                                                                                                Pro Forma            Pro Forma
                                                 AllianceBernstein                           AllianceBernstein     AllianceBernstein
                                                  Variable Products      AllianceBernstein    Variable Products   Variable Products
                                                    Series Fund         Variable Products    Series Fund  U.S.     Series Fund U.S.
                                                     Global Bond            Series Fund       Government/High      Government/High
                                                      Portfolio             Global Bond       Grade Securities     Grade Securities
                                                      Principal              Portfolio       Portfolio Principal      Portfolio
                                                     Amount (000)          (U.S. $ Value)       Amount (000)        (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
Iron Mountain, Inc.
6.625%, 1/01/16                            US$          -0-           $     -0-            US$       145        $        135,575
Nortel Networks Ltd.
10.125%, 7/15/13 (d)                                    -0-                 -0-                      125                 128,594
NXP BV / NXP Funding LLC
8.11%, 10/15/13 (b)                                     -0-                 -0-                       90                  83,587
9.50%, 10/15/15                                         -0-                 -0-                       40                  37,300
Seagate Technology HDD Holding
6.375%, 10/01/11                                        -0-                 -0-                      119                 116,918
Sungard Data Systems, Inc.
9.125%, 8/15/13                                         -0-                 -0-                      210                 218,400
                                                                      ----------                                -----------------
                                                                            -0-                                        1,651,551
                                                                      ----------                                -----------------

TRANSPORTATION - AIRLINES - 0.1%
AMR Corp.
9.00%, 8/01/12                                          -0-                 -0-                      131                 132,965
Continental Airlines, Inc.
8.75%, 12/01/11                                         -0-                 -0-                      145                 139,200
Series RJO3
7.875%, 7/02/18                                         -0-                 -0-                       44                  43,233
                                                                      ----------                                -----------------
                                                                            -0-                                          315,398
                                                                      ----------                                -----------------

TRANSPORTATION - SERVICES - 0.2%
Avis Budget Car Rental
7.75%, 5/15/16                                          -0-                 -0-                      145                 142,100
Hertz Corp.
8.875%, 1/01/14                                         -0-                 -0-                      105                 108,150
10.50%, 1/01/16                                         -0-                 -0-                      100                 108,000
                                                                      ----------                                -----------------
                                                                            -0-                                          358,250
                                                                      ----------                                -----------------
                                                                            -0-                                       24,764,781
                                                                      ----------                                -----------------

UTILITY - 1.9%
ELECTRIC - 1.4%
The AES Corp.
7.75%, 3/01/14                                          -0-                 -0-                      250                 253,750
8.75%, 5/15/13 (d)                                      -0-                 -0-                       55                  57,544
Allegheny Energy Supply
7.80%, 3/15/11                                          -0-                 -0-                      140                 147,000
8.25%, 4/15/12 (d)                                      -0-                 -0-                      175                 187,688
Aramark Corp.
8.50%, 4/15/11                                          -0-                 -0-                      105                 112,761
Dynegy Holdings, Inc.
7.75%, 6/01/19 (d)                                      -0-                 -0-                      105                 100,406
8.375%, 5/01/16                                         -0-                 -0-                      205                 206,025
Dynegy-Roseton Danskammer
Series B
7.67%, 11/08/16                                         -0-                 -0-                      195                 195,975
Edison Mission Energy
7.00%, 5/15/17 (d)                                      -0-                 -0-                      255                 251,175
7.50%, 6/15/13                                          -0-                 -0-                      200                 205,000
7.75%, 6/15/16                                          -0-                 -0-                       80                  82,800
Mirant Americas Generation LLC
8.50%, 10/01/21                                         -0-                 -0-                      275                 261,937
NRG Energy, Inc.
7.25%, 2/01/14                                          -0-                 -0-                       45                  45,112
7.375%, 2/01/16 - 1/15/17                               -0-                 -0-                      455                 455,512
Reliant Energy, Inc.
7.625%, 6/15/14                                         -0-                 -0-                      120                 120,900
7.875%, 6/15/17                                         -0-                 -0-                      155                 155,969
Sierra Pacific Resources
8.625%, 3/15/14                                         -0-                 -0-                       80                  84,682
TXU Corp.
Series P
5.55%, 11/15/14                                         -0-                 -0-                      185                 149,204
Series Q
6.50%, 11/15/24                                         -0-                 -0-                      234                 187,551
                                                                      ----------                                -----------------
                                                                            -0-                                        3,260,991
                                                                      ----------                                -----------------

NATURAL GAS - 0.5%
El Paso Corp.
7.375%, 12/15/12                                        -0-                 -0-                      145                 149,640
Enterprise Products Operating LP
8.375%, 8/01/66 (c)                                     -0-                 -0-                      305                 313,464
Regency Energy Partners
8.375%, 12/15/13                                        -0-                 -0-                       50                  52,375
Williams Cos, Inc.
7.625%, 7/15/19                                         -0-                 -0-                      207                 221,749
7.875%, 9/01/21                                         -0-                 -0-                      255                 277,313
                                                                      ----------                                -----------------
                                                                            -0-                                        1,014,541
                                                                      ----------                                -----------------
                                                                            -0-                                        4,275,532
                                                                      ----------                                -----------------

NON CORPORATE SECTORS - 1.6%
DERIVATIVES - RACERS - 0.8%
Racers SER 06-6-T
5.296%, 7/01/08 (b)(d)                                  -0-                 -0-                    1,950               1,862,420
                                                                      ----------                                -----------------

Derivatives - Total Return Swaps - 0.8%
High Yield Total Return Trust 2007-1
5.30%, 7/01/08 (b)(d)                                   -0-                 -0-                    1,950               1,895,716
                                                                      ----------                                -----------------
                                                                            -0-                                        3,758,136
                                                                      ----------                                -----------------

FINANCIAL INSTITUTIONS - 0.2%
FINANCE - 0.1%
Residential Capital LLC
7.375%, 6/30/10                                         -0-                 -0-                      175                 145,250
7.875%, 6/30/15                                         -0-                 -0-                      140                 113,050
                                                                      ----------                                -----------------
                                                                            -0-                                          258,300
                                                                      ----------                                -----------------
INSURANCE - 0.1%
Crum & Forster Holdings Corp.
7.75%, 5/01/17                                          -0-                 -0-                       95                  90,250
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (d)                                      -0-                 -0-                       80                  74,235
                                                                      ----------                                -----------------
                                                                            -0-                                          164,485
                                                                      ----------                                -----------------
                                                                            -0-                                          422,785
                                                                      ----------                                -----------------

TOTAL CORPORATES - NON-INVESTMENT GRADES
(cost $34,259,361)                                                          -0-                                       33,221,234
                                                                      ----------                                -----------------

CORPORATES - INVESTMENT GRADES - 11.2%
INDUSTRIAL - 6.0%
BASIC - 0.6%
The Dow Chemical Co.
7.375%, 11/01/29                                        -0-                 -0-                       20                  21,885
International Paper Co.
5.30%, 4/01/15                                          -0-                 -0-                      190                 183,435
Lubrizol Corp.
4.625%, 10/01/09                                        -0-                 -0-                      120                 119,020
Southern Copper Corp.
7.50%, 7/27/35                                          -0-                 -0-                      195                 211,714
United States Steel Corp.
6.65%, 6/01/37                                          -0-                 -0-                      239                 220,491
Westvaco Corp.
8.20%, 1/15/30                                          -0-                 -0-                       50                  52,673
Weyerhaeuser Co.
5.95%, 11/01/08                                         -0-                 -0-                      175                 175,876
7.375%, 3/15/32                                         -0-                 -0-                      450                 451,515
                                                                      ----------                                -----------------
                                                                            -0-                                        1,436,609
                                                                      ----------                                -----------------
CAPITAL GOODS - 0.2%
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33 (d)                                     -0-                 -0-                      185                 208,000

                                       AllianceBernstein                                    AllianceBernstein
                                       Variable Products                                    Variable Products
                                          Series Fund             AllianceBernstein            Series Fund        AllianceBernstein
                                     U.S. Government/High          Variable Products           Global Dollar       Variable Products
                                    Grade Securities Portfolio       Series Fund            Government Portfolio   Series Fund
                                           Principal              U.S. Government/High           Principal           Global Dollar
                                            Amount              Grade Securities Portfolio         Amount       Government Portfolio
                                             (000)                  (U.S. $ Value)                 (000)           (U.S. $ Value)
                                    ------------------------   ---------------------------  -------------------  -------------------
Tyco International Group, SA
6.00%, 11/15/13                     US$              155               $ 156,460            US$           -0-      $         -0-
Waste Management, Inc.
6.875%, 5/15/09                                      205                 211,890                          -0-                -0-
                                                                  ------------------                                --------------
                                                                         576,350                                             -0-
                                                                  ------------------                                --------------

COMMUNICATIONS - MEDIA - 0.9%
British Sky Broadcasting Group PLC
6.875%, 2/23/09                                      100                 102,330                          -0-                -0-
BSKYB Finance UK PLC
5.625%, 10/15/15 (d)                                 170                 163,582                          -0-                -0-
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22                                     125                 158,962                          -0-                -0-
Comcast Cable Communications LLC
6.875%, 6/15/09                                      250                 256,867                          -0-                -0-
Comcast Corp.
5.30%, 1/15/14                                       155                 150,485                          -0-                -0-
5.50%, 3/15/11                                       185                 185,356                          -0-                -0-
News America, Inc.
6.55%, 3/15/33                                       100                  98,590                          -0-                -0-
RR Donnelley & Sons Co.
4.95%, 4/01/14                                        65                  61,304                          -0-                -0-
5.50%, 5/15/15                                       185                 179,377                          -0-                -0-
TCI Communications, Inc.
7.875%, 2/15/26                                      210                 231,343                          -0-                -0-
Time Warner Entertainment Co.
8.375%, 3/15/23                                      235                 272,066                          -0-                -0-
WPP Finance Corp.
5.875%, 6/15/14                                      120                 123,013                          -0-                -0-
                                                                  ------------------                                --------------
                                                                       1,983,275                                             -0-
                                                                  ------------------                                --------------

COMMUNICATIONS - TELECOMMUNICATIONS - 2.0%
America Movil SAB de CV
5.75%, 1/15/15                                       230                 228,776                          -0-                -0-
AT&T Corp.
8.00%, 11/15/31                                       20                  24,334                          -0-                -0-
British Telecommunications PLC
8.625%, 12/15/10                                     310                 341,293                          -0-                -0-
Embarq Corp.
6.738%, 6/01/13                                       20                  20,795                          -0-                -0-
7.082%, 6/01/16                                      355                 368,025                          -0-                -0-
New Cingular Wireless Services, Inc.
7.875%, 3/01/11                                      180                 194,762                          -0-                -0-
8.75%, 3/01/31                                       105                 132,935                          -0-                -0-
Pacific Bell
6.625%, 10/15/34                                     280                 274,096                          -0-                -0-
Qwest Corp.
6.875%, 9/15/33                                       -0-                     -0-                         -0-                -0-
7.50%, 10/01/14                                      225                 234,000                          -0-                -0-
8.875%, 3/15/12                                      200                 218,250                          -0-                -0-
Sprint Capital Corp.
6.875%, 11/15/28                                     235                 226,798                          -0-                -0-
8.375%, 3/15/12                                      365                 401,878                          -0-                -0-
Telecom Italia Capital SA
4.00%, 11/15/08 - 1/15/10                            500                 488,286                          -0-                -0-
6.375%, 11/15/33                                      40                  38,604                          -0-                -0-
Telefonos De Mexico SA
5.50%, 1/27/15                                       235                 230,153                          -0-                -0-
US Cellular Corp.
6.70%, 12/15/33                                      250                 230,162                          -0-                -0-
Verizon Communications, Inc.
4.90%, 9/15/15                                       115                 109,543                          -0-                -0-
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12                                      170                 172,928                          -0-                -0-
Vodafone Group PLC
5.50%, 6/15/11                                       200                 200,532                          -0-                -0-
                                                                  ------------------                                --------------
                                                                       4,136,150                                             -0-
                                                                  ------------------                                --------------

CONSUMER CYCLICAL - AUTOMOTIVE - 0.0%
DaimlerChrysler North America
4.875%, 6/15/10                                      110                 108,752                          -0-                -0-
                                                                  ------------------                                --------------

CONSUMER CYCLICAL - OTHER - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15 (a)                                 179                 185,219                          -0-                -0-
7.875%, 5/01/12                                      187                 199,557                          -0-                -0-
Toll Brothers Finance Corp.
5.15%, 5/15/15                                        40                  34,258                          -0-                -0-
6.875%, 11/15/12                                      95                  91,971                          -0-                -0-
                                                                  ------------------                                --------------
                                                                         511,005                                             -0-
                                                                  ------------------                                --------------

CONSUMER CYCLICAL - RETAILERS - 0.2%
Ltd. Brands, Inc.
7.60%, 7/15/37                                       230                 231,591                          -0-                -0-
Wal-Mart Stores, Inc.
4.55%, 5/01/13 (a)                                    -0-                     -0-                         -0-                -0-
                                                                  ------------------                                --------------
                                                                         231,591                                             -0-
                                                                  ------------------                                --------------

CONSUMER NON-CYCLICAL - 1.3%
Altria Group, Inc.
7.75%, 1/15/27                                       155                 190,429                          -0-                -0-
Bunge Ltd Finance Corp.
5.10%, 7/15/15                                        71                  66,125                          -0-                -0-
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (d)                                 245                 234,089                          -0-                -0-
ConAgra Foods, Inc.
7.875%, 9/15/10                                      102                 109,821                          -0-                -0-
Fisher Scientific International, Inc.
6.125%, 7/01/15                                      230                 225,804                          -0-                -0-
6.75%, 8/15/14                                        45                  45,313                          -0-                -0-
Fortune Brands, Inc.
5.125%, 1/15/11                                      115                 114,010                          -0-                -0-
Kraft Foods, Inc.
4.125%, 11/12/09                                     415                 407,821                          -0-                -0-
5.25%, 10/01/13                                      220                 215,894                          -0-                -0-
The Kroger Co.
6.80%, 12/15/18                                       75                  78,401                          -0-                -0-
Pfizer, Inc.
Series INTL
1.80%, 2/22/16 (a)                     JPY            -0-                     -0-           JPY           -0-                -0-
Reynolds American, Inc.
7.25%, 6/01/13                         US$            -0-                     -0-           US$           -0-                -0-
7.625%, 6/01/16                                      210                 223,588                          -0-                -0-
Safeway, Inc.
4.125%, 11/01/08                                      73                  72,441                          -0-                -0-
Tyson Foods, Inc.
6.85%, 4/01/16                                       220                 226,714                          -0-                -0-
Wyeth
5.50%, 2/01/14                                       141                 140,211                          -0-                -0-
                                                                  ------------------                                --------------
                                                                       2,350,661                                             -0-
                                                                  ------------------                                --------------

ENERGY - 0.2%
Amerada Hess Corp.
7.875%, 10/01/29                                     165                 189,654                          -0-                -0-
Valero Energy Corp.
6.875%, 4/15/12                                      180                 189,674                          -0-                -0-
                                                                  ------------------                                --------------
                                                                         379,328                                             -0-
                                                                  ------------------                                --------------

                                    AllianceBernstein                                    AllianceBernstein
                                    Variable Products                                    Variable Products
                                       Series Fund              AllianceBernstein           Series Fund           AllianceBernstein
                                       High Yield               Variable Products        Americas Government      Variable Products
                                        Portfolio                  Series Fund            Income Portfolio           Series Fund
                                        Principal                   High Yield               Principal           Americas Government
                                         Amount                     Portfolio                  Amount             Income Portfolio
                                          (000)                   (U.S. $ Value)               (000)                (U.S. $ Value)
                                    -----------------           -----------------       --------------------     ------------------
Tyco International Group, SA
6.00%, 11/15/13                      US$       -0-                $       -0-               US$     -0-             $      -0-
Waste Management, Inc.
6.875%, 5/15/09                                -0-                        -0-                       -0-                    -0-
                                                                 ---------------                                    --------------
                                                                          -0-                                              -0-
                                                                 ---------------                                    --------------

COMMUNICATIONS - MEDIA - 0.9%
British Sky Broadcasting Group PLC
6.875%, 2/23/09                                -0-                        -0-                       -0-                    -0-
BSKYB Finance UK PLC
5.625%, 10/15/15 (d)                           -0-                        -0-                       -0-                    -0-
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22                               -0-                        -0-                       -0-                    -0-
Comcast Cable Communications LLC
6.875%, 6/15/09                                -0-                        -0-                       -0-                    -0-
Comcast Corp.
5.30%, 1/15/14                                 -0-                        -0-                       -0-                    -0-
5.50%, 3/15/11                                 -0-                        -0-                       -0-                    -0-
News America, Inc.
6.55%, 3/15/33                                 -0-                        -0-                       -0-                    -0-
RR Donnelley & Sons Co.
4.95%, 4/01/14                                 -0-                        -0-                       -0-                    -0-
5.50%, 5/15/15                                 -0-                        -0-                       -0-                    -0-
TCI Communications, Inc.
7.875%, 2/15/26                                -0-                        -0-                       -0-                    -0-
Time Warner Entertainment Co.
8.375%, 3/15/23                                -0-                        -0-                       -0-                    -0-
WPP Finance Corp.
5.875%, 6/15/14                                -0-                        -0-                       -0-                    -0-
                                                                 ---------------                                    --------------
                                                                          -0-                                              -0-
                                                                 ---------------                                    --------------

COMMUNICATIONS - TELECOMMUNICATIONS - 2.0%
America Movil SAB de CV
5.75%, 1/15/15                                 -0-                        -0-                       -0-                    -0-
AT&T Corp.
8.00%, 11/15/31                                -0-                        -0-                       -0-                    -0-
British Telecommunications PLC
8.625%, 12/15/10                               -0-                        -0-                       -0-                    -0-
Embarq Corp.
6.738%, 6/01/13                                -0-                        -0-                       -0-                    -0-
7.082%, 6/01/16                                -0-                        -0-                       -0-                    -0-
New Cingular Wireless Services, Inc.
7.875%, 3/01/11                                -0-                        -0-                       -0-                    -0-
8.75%, 3/01/31                                 -0-                        -0-                       -0-                    -0-
Pacific Bell
6.625%, 10/15/34                               -0-                        -0-                       -0-                    -0-
Qwest Corp.
6.875%, 9/15/33                               190                    177,650                        -0-                    -0-
7.50%, 10/01/14                                -0-                        -0-                       -0-                    -0-
8.875%, 3/15/12                               165                    180,056                        -0-                    -0-
Sprint Capital Corp.
6.875%, 11/15/28                              150                    144,765                        -0-                    -0-
8.375%, 3/15/12                                -0-                        -0-                       -0-                    -0-
Telecom Italia Capital SA
4.00%, 11/15/08 - 1/15/10                      -0-                        -0-                       -0-                    -0-
6.375%, 11/15/33                               -0-                        -0-                       -0-                    -0-
Telefonos De Mexico SA
5.50%, 1/27/15                                 -0-                        -0-                       -0-                    -0-
US Cellular Corp.
6.70%, 12/15/33                                -0-                        -0-                       -0-                    -0-
Verizon Communications, Inc.
4.90%, 9/15/15                                 -0-                        -0-                       -0-                    -0-
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12                                -0-                        -0-                       -0-                    -0-
Vodafone Group PLC
5.50%, 6/15/11                                 -0-                        -0-                       -0-                    -0-
                                                                 ---------------                                    --------------
                                                                     502,471                                               -0-
                                                                 ---------------                                    --------------

CONSUMER CYCLICAL - AUTOMOTIVE - 0.0%
DaimlerChrysler North America
4.875%, 6/15/10                                -0-                        -0-                       -0-                    -0-
                                                                 ---------------                                    --------------

CONSUMER CYCLICAL - OTHER - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15 (a)                           -0-                        -0-                       -0-                    -0-
7.875%, 5/01/12                                -0-                        -0-                       -0-                    -0-
Toll Brothers Finance Corp.
5.15%, 5/15/15                                 -0-                        -0-                       -0-                    -0-
6.875%, 11/15/12                               -0-                        -0-                       -0-                    -0-
                                                                 ---------------                                    --------------
                                                                          -0-                                              -0-
                                                                 ---------------                                    --------------

CONSUMER CYCLICAL - RETAILERS - 0.2%
Ltd. Brands, Inc.
7.60%, 7/15/37                                 -0-                        -0-                       -0-                    -0-
Wal-Mart Stores, Inc.
4.55%, 5/01/13 (a)                             -0-                        -0-                       -0-                    -0-
                                                                 ---------------                                    --------------
                                                                          -0-                                              -0-
                                                                 ---------------                                    --------------

CONSUMER NON-CYCLICAL - 1.3%
Altria Group, Inc.
7.75%, 1/15/27                                 -0-                        -0-                       -0-                    -0-
Bunge Ltd Finance Corp.
5.10%, 7/15/15                                 -0-                        -0-                       -0-                    -0-
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (d)                          105                    100,324                       -0-                     -0-
ConAgra Foods, Inc.
7.875%, 9/15/10                                -0-                        -0-                       -0-                    -0-
Fisher Scientific International, Inc.
6.125%, 7/01/15                                -0-                        -0-                       -0-                    -0-
6.75%, 8/15/14                                 -0-                        -0-                       -0-                    -0-
Fortune Brands, Inc.
5.125%, 1/15/11                                -0-                        -0-                       -0-                    -0-
Kraft Foods, Inc.
4.125%, 11/12/09                               -0-                        -0-                       -0-                    -0-
5.25%, 10/01/13                                -0-                        -0-                       -0-                    -0-
The Kroger Co.
6.80%, 12/15/18                                -0-                        -0-                       -0-                    -0-
Pfizer, Inc.
Series INTL
1.80%, 2/22/16 (a)                   JPY       -0-                        -0-               JPY     -0-                    -0-
Reynolds American, Inc.
7.25%, 6/01/13                       US$      105                    110,849                US$     -0-                    -0-
7.625%, 6/01/16                               185                    196,970                        -0-                    -0-
Safeway, Inc.
4.125%, 11/01/08                               -0-                        -0-                       -0-                    -0-
Tyson Foods, Inc.
6.85%, 4/01/16                                 -0-                        -0-                       -0-                    -0-
Wyeth
5.50%, 2/01/14                                 -0-                        -0-                       -0-                    -0-
                                                                 ---------------                                    --------------
                                                                     408,143                                               -0-
                                                                 ---------------                                    --------------

ENERGY - 0.2%
Amerada Hess Corp.
7.875%, 10/01/29                               -0-                        -0-                       -0-                    -0-
Valero Energy Corp.
6.875%, 4/15/12                                -0-                        -0-                       -0-                    -0-
                                                                 ---------------                                    --------------
                                                                          -0-                                              -0-
                                                                 ---------------                                    --------------

                                                                                            Pro Forma
                                      AllianceBernstein                                 AllianceBernstein          Pro Forma
                                      Variable Products                                 Variable Products      AllianceBernstein
                                         Series Fund            AllianceBernstein          Series Fund         Variable Products
                                         Global Bond            Variable Products     U.S. Government/High        Series Fund
                                          Portfolio                Series Fund          Grade Securities       U.S. Government/High
                                          Principal                Global Bond         Portfolio Principal       Grade Securities
                                           Amount                   Portfolio                Amount                 Portfolio
                                           (000)                 (U.S. $ Value)               (000)               (U.S. $ Value)
                                     -------------------       -------------------   -----------------------   ---------------------
8.50%, 8/15/10                         US$      -0-                $      -0-           US$        60              $    61,650

Tyco International Group, SA
6.00%, 11/15/13                        US$      -0-                $      -0-           US$       155              $   156,460
Waste Management, Inc.
6.875%, 5/15/09                                 -0-                       -0-                     205                  211,890
                                                                   ------------                                   ------------------
                                                                          -0-                                          576,350
                                                                   ------------                                   ------------------

COMMUNICATIONS - MEDIA - 0.9%
British Sky Broadcasting Group PLC
6.875%, 2/23/09                                 -0-                       -0-                     100                  102,330
BSKYB Finance UK PLC
5.625%, 10/15/15 (d)                            -0-                       -0-                     170                  163,582
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22                                -0-                       -0-                     125                  158,962
Comcast Cable Communications LLC
6.875%, 6/15/09                                 -0-                       -0-                     250                  256,867
Comcast Corp.
5.30%, 1/15/14                                  -0-                       -0-                     155                  150,485
5.50%, 3/15/11                                  -0-                       -0-                     185                  185,356
News America, Inc.
6.55%, 3/15/33                                  -0-                       -0-                     100                   98,590
RR Donnelley & Sons Co.
4.95%, 4/01/14                                  -0-                       -0-                      65                   61,304
5.50%, 5/15/15                                  -0-                       -0-                     185                  179,377
TCI Communications, Inc.
7.875%, 2/15/26                                 -0-                       -0-                     210                  231,343
Time Warner Entertainment Co.
8.375%, 3/15/23                                 -0-                       -0-                     235                  272,066
WPP Finance Corp.
5.875%, 6/15/14                                 -0-                       -0-                     120                  123,013
                                                                   ------------                                   ------------------
                                                                          -0-                                        1,983,275
                                                                   ------------                                   ------------------

COMMUNICATIONS - TELECOMMUNICATIONS - 2.0%
America Movil SAB de CV
5.75%, 1/15/15                                  -0-                       -0-                     230                  228,776
AT&T Corp.
8.00%, 11/15/31                                 -0-                       -0-                      20                   24,334
British Telecommunications PLC
8.625%, 12/15/10                                -0-                       -0-                     310                  341,293
Embarq Corp.
6.738%, 6/01/13                                 -0-                       -0-                      20                   20,795
7.082%, 6/01/16                                 -0-                       -0-                     355                  368,025
New Cingular Wireless Services, Inc.
7.875%, 3/01/11                                 -0-                       -0-                     180                  194,762
8.75%, 3/01/31                                  -0-                       -0-                     105                  132,935
Pacific Bell
6.625%, 10/15/34                                -0-                       -0-                     280                  274,096
Qwest Corp.
6.875%, 9/15/33                                 -0-                       -0-                     190                  177,650
7.50%, 10/01/14                                 -0-                       -0-                     225                  234,000
8.875%, 3/15/12                                 -0-                       -0-                     365                  398,306
Sprint Capital Corp.
6.875%, 11/15/28                                -0-                       -0-                     385                  371,563
8.375%, 3/15/12                                 -0-                       -0-                     365                  401,878
Telecom Italia Capital SA
4.00%, 11/15/08 - 1/15/10                       -0-                       -0-                     500                  488,286
6.375%, 11/15/33                                -0-                       -0-                      40                   38,604
Telefonos De Mexico SA
5.50%, 1/27/15                                  -0-                       -0-                     235                  230,153
US Cellular Corp.
6.70%, 12/15/33                                 -0-                       -0-                     250                  230,162
Verizon Communications, Inc.
4.90%, 9/15/15                                  -0-                       -0-                     115                  109,543
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12                                 -0-                       -0-                     170                  172,928
Vodafone Group PLC
5.50%, 6/15/11                                  -0-                       -0-                     200                  200,532
                                                                   ------------                                   ------------------
                                                                          -0-                                        4,638,621
                                                                   ------------                                   ------------------

CONSUMER CYCLICAL - AUTOMOTIVE - 0.0%
DaimlerChrysler North America
4.875%, 6/15/10                                 -0-                       -0-                     110                  108,752
                                                                   ------------                                   ------------------

CONSUMER CYCLICAL - OTHER - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15 (a)                           200                   206,948                      379                  392,167
7.875%, 5/01/12                                 -0-                       -0-                     187                  199,557
Toll Brothers Finance Corp.
5.15%, 5/15/15                                  -0-                       -0-                      40                   34,258
6.875%, 11/15/12                                -0-                       -0-                      95                   91,971
                                                                   ------------                                   ------------------
                                                                     206,948                                           717,953
                                                                   ------------                                   ------------------

CONSUMER CYCLICAL - RETAILERS - 0.2%
Ltd. Brands, Inc.
7.60%, 7/15/37                                  -0-                       -0-                     230                  231,591
Wal-Mart Stores, Inc.
4.55%, 5/01/13 (a)                              150                  144,563                      150                  144,563
                                                                   ------------                                   ------------------
                                                                     144,563                                           376,154
                                                                   ------------                                   ------------------

CONSUMER NON-CYCLICAL - 1.3%
Altria Group, Inc.
7.75%, 1/15/27                                  -0-                       -0-                     155                  190,429
Bunge Ltd Finance Corp.
5.10%, 7/15/15                                  -0-                       -0-                      71                   66,125
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (d)                            -0-                       -0-                     350                  334,413
ConAgra Foods, Inc.
7.875%, 9/15/10                                 -0-                       -0-                     102                  109,821
Fisher Scientific International, Inc.
6.125%, 7/01/15                                 -0-                       -0-                     230                  225,804
6.75%, 8/15/14                                  -0-                       -0-                      45                   45,313
Fortune Brands, Inc.
5.125%, 1/15/11                                 -0-                       -0-                     115                  114,010
Kraft Foods, Inc.
4.125%, 11/12/09                                -0-                       -0-                     415                  407,821
5.25%, 10/01/13                                 -0-                       -0-                     220                  215,894
The Kroger Co.
6.80%, 12/15/18                                 -0-                       -0-                      75                   78,401
Pfizer, Inc.
Series INTL
1.80%, 2/22/16 (a)                     JPY  20,000                   172,992            JPY    20,000                  172,992
Reynolds American, Inc.
7.25%, 6/01/13                         US$      -0-                       -0-           US$       105                  110,849
7.625%, 6/01/16                                 -0-                       -0-                     395                  420,558
Safeway, Inc.
4.125%, 11/01/08                                -0-                       -0-                      73                   72,441
Tyson Foods, Inc.
6.85%, 4/01/16                                  -0-                       -0-                     220                  226,714
Wyeth
5.50%, 2/01/14                                  -0-                       -0-                     141                  140,211
                                                                   ------------                                   ------------------
                                                                     172,992                                         2,931,796
                                                                   ------------                                   ------------------

ENERGY - 0.2%
Amerada Hess Corp.
7.875%, 10/01/29                                -0-                       -0-                     165                  189,654
Valero Energy Corp.
6.875%, 4/15/12                                 -0-                       -0-                     180                  189,674
                                                                   ------------                                   ------------------
                                                                          -0-                                          379,328
                                                                   ------------                                   ------------------

                                                                                          AllianceBernstein
                                                AllianceBernstein                             Variable
                                                 Variable Products      AllianceBernstein     Products
                                                  Series Fund U.S.      Variable Products     Series Fund      AllianceBernstein
                                                 Government/High          Series Fund        Global Dollar      Variable Products
                                                 Grade Securities     U.S. Government/High    Government          Series Fund
                                                     Portfolio          Grade Securities      Portfolio          Global Dollar
                                                     Principal             Portfolio          Principal        Government Portfolio
                                                    Amount (000)       (U.S. $ Value)        Amount (000)       (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
TECHNOLOGY - 0.3%
Electronic Data Systems Corp.
7.45%, 10/15/29                              US$       90                   $ 91,069        US$        -0-       $       -0-
Series B
6.50%, 8/01/13                                        281                    283,509                   -0-               -0-
International Business Machines Corp.
4.375%, 6/01/09                                        90                     89,888                   -0-               -0-
Motorola, Inc.
6.50%, 9/01/25                                        125                    121,040                   -0-               -0-
7.50%, 5/15/25                                         25                     25,948                   -0-               -0-
7.625%, 11/15/10                                       22                     23,360                   -0-               -0-
Xerox Corp.
7.625%, 6/15/13                                        40                     41,562                   -0-               -0-
                                                                      ---------------                            ------------
                                                                             676,376                                     -0-
                                                                      ---------------                            ------------
                                                                          12,169,356                                     -0-
                                                                      ---------------                            ------------

FINANCIAL INSTITUTIONS - 3.9%
BANKING - 1.3%
Barclays Bank PLC
5.75%, 9/14/26 (a)                           GBP       -0-                        -0-       GBP        -0-               -0-
8.55%, 6/15/11 (c)(d)                                 365                    394,666        US$        -0-               -0-
Citigroup, Inc.                              US$
4.625%, 8/03/10 (a)                                    -0-                        -0-                  -0-               -0-
Huntington National Bank
4.375%, 1/15/10                                       250                    244,860                   -0-               -0-
JPMorgan Chase & Co.
6.75%, 2/01/11                                        285                    299,426                   -0-               -0-
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (c)                                   105                     99,810                   -0-               -0-
National Westminster Bank
6.50%, 9/07/21 (a)                           GBP       -0-                        -0-       GBP        -0-               -0-
RBS Capital Trust III
5.512%, 9/30/14 (c)                          US$      335                    313,439        US$        -0-               -0-
Resona Preferred Global Securities
7.191%, 7/30/15 (c)(d)                                135                    135,475                   -0-               -0-
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (c)                                   115                    120,321                   -0-               -0-
Suntrust Bank
Series CD
5.70%, 6/02/09 (a)(b)                                  -0-                        -0-                  -0-               -0-
UBS Preferred Funding Trust I
8.622%, 10/01/10 (c)                                  180                    195,621                   -0-               -0-
UFJ Finance Aruba AEC
6.75%, 7/15/13                                        240                    248,402                   -0-               -0-
Wachovia Capital Trust III
5.80%, 3/15/11 (c)                                    180                    178,792                   -0-               -0-
Zions Bancorporation
5.50%, 11/16/15                                       105                    100,832                   -0-               -0-
                                                                      ---------------                            ------------
                                                                           2,331,644                                     -0-
                                                                      ---------------                            ------------

BROKERAGE - 0.5%
The Bear Stearns Cos, Inc.
5.30%, 10/30/15                                       100                     93,547                   -0-               -0-
5.55%, 1/22/17                                        -0-                        -0-                   -0-               -0-
Goldman Sachs Group, Inc.
4.75%, 7/15/13                                        125                    119,308                   -0-               -0-
5.125%, 1/15/15                                       105                    100,817                   -0-               -0-
Lehman Brothers Holdings, Inc.
5.75%, 1/03/17                                        -0-                        -0-                   -0-               -0-
6.00%, 5/03/32 (c)                                    225                    205,932                   -0-               -0-
6.50%, 7/19/17                                         75                     76,008                   -0-               -0-
Merrill Lynch & Co. Inc
6.11%, 1/29/37                                        250                    235,302                   -0-               -0-
                                                                      ---------------                            ------------
                                                                             830,914                                     -0-
                                                                      ---------------                            ------------

FINANCE - 1.3%
Capital One Bank
4.25%, 12/01/08                                       100                     98,851                   -0-               -0-
6.50%, 6/13/13                                        140                    141,898                   -0-               -0-
Capital One Financial Corp.
5.50%, 6/01/15                                         42                     40,017                   -0-               -0-
CIT Group, Inc.
5.65%, 2/13/17                                        240                    222,980                   -0-               -0-
Countrywide Financial Corp.
6.25%, 5/15/16                                        115                    104,071                   -0-               -0-
Series MTN
5.80%, 6/07/12                                        261                    244,631                   -0-               -0-
Countrywide Home Loans, Inc.
4.00%, 3/22/11                                        111                     99,387                   -0-               -0-
4.25%, 12/19/07                                       265                    261,933                   -0-               -0-
General Electric Capital Corp.
4.375%, 11/21/11                                       35                     33,980                   -0-               -0-
6.75%, 3/15/32                                         20                     22,019                   -0-               -0-
HSBC Finance Corp.
7.00%, 5/15/12                                        115                    120,908                   -0-               -0-
iStar Financial, Inc.
5.15%, 3/01/12                                        145                    134,169                   -0-               -0-
Series B
5.95%, 10/15/13                                       230                    215,856                   -0-               -0-
International Lease Finance Corp.
3.50%, 4/01/09 (a)                                    -0-                        -0-                   -0-               -0-
Pershing Road Development Co. LLC
6.021%, 9/01/26 (a)(b)(d)                             -0-                        -0-                   -0-               -0-
SLM Corp.
4.50%, 7/26/10                                        -0-                        -0-                   -0-               -0-
5.125%, 8/27/12                                       -0-                        -0-                   -0-               -0-
                                                                      ---------------                            ------------
                                                                           1,740,700                                     -0-
                                                                      ---------------                            ------------

INSURANCE - 0.7%
The Allstate Corp.
6.125%, 5/15/37 (c)                                   215                    210,799                   -0-               -0-
Assurant, Inc.
5.625%, 2/15/14                                        70                     68,377                   -0-               -0-
Genworth Financial, Inc.
1.60%, 6/20/11 (a)                           JPY       -0-                        -0-       JPY        -0-               -0-
Hartford Financial Services Group, Inc.
6.10%, 10/01/41                              US$      205                    196,518        US$        -0-               -0-
Humana, Inc.
6.30%, 8/01/18                                        215                    214,976                   -0-               -0-
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (d)                                    145                    141,823                   -0-               -0-
WellPoint, Inc.
4.25%, 12/15/09                                       320                    315,215                   -0-               -0-
XL Capital Ltd.
5.25%, 9/15/14                                        235                    225,011                   -0-               -0-
6.25%, 5/15/27                                        200                    187,749                   -0-               -0-
                                                                      ---------------                            ------------
                                                                           1,560,468                                     -0-
                                                                      ---------------                            ------------

REITS - 0.1%
Simon Property Group LP
6.375%, 11/15/07                                      145                    145,061                   -0-               -0-
                                                                      ---------------                            ------------
                                                                           6,608,787                                     -0-
                                                                      ---------------                            ------------

UTILITY - 1.1%
ELECTRIC - 0.7%
Carolina Power & Light Co.
6.50%, 7/15/12                                        215                    225,504                   -0-               -0-

                                                AllianceBernstein                            AllianceBernstein   AllianceBernstein
                                                Variable Products     AllianceBernstein     Variable Products    Variable Products
                                                   Series Fund        Variable Products        Series Fund          Series Fund
                                                    High Yield           Series Fund       Americas Government        Americas
                                                     Portfolio            High Yield        Income Portfolio         Government
                                                     Principal             Portfolio           Principal          Income Portfolio
                                                    Amount (000)         (U.S. $ Value)        Amount (000)        (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
TECHNOLOGY - 0.3%
Electronic Data Systems Corp.
7.45%, 10/15/29                             US$        -0-                $       -0-       US$        -0-       $       -0-
Series B
6.50%, 8/01/13                                         -0-                        -0-                  -0-               -0-
International Business Machines Corp.
4.375%, 6/01/09                                        -0-                        -0-                  -0-               -0-
Motorola, Inc.
6.50%, 9/01/25                                         -0-                        -0-                  -0-               -0-
7.50%, 5/15/25                                         -0-                        -0-                  -0-               -0-
7.625%, 11/15/10                                       -0-                        -0-                  -0-               -0-
Xerox Corp.
7.625%, 6/15/13                                        -0-                        -0-                  -0-               -0-
                                                                          ------------                          -------------
                                                                                  -0-                                    -0-
                                                                          ------------                          -------------
                                                                            1,131,355                                    -0-
                                                                          ------------                          -------------

FINANCIAL INSTITUTIONS - 3.9%
BANKING - 1.3%
Barclays Bank PLC
5.75%, 9/14/26 (a)                          GBP        -0-                        -0-       GBP        -0-               -0-
8.55%, 6/15/11 (c)(d)                       US$        -0-                        -0-       US$        -0-               -0-
Citigroup, Inc.
4.625%, 8/03/10 (a)                                    -0-                        -0-                  -0-               -0-
Huntington National Bank
4.375%, 1/15/10                                        -0-                        -0-                  -0-               -0-
JPMorgan Chase & Co.
6.75%, 2/01/11                                         -0-                        -0-                  -0-               -0-
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (c)                                    -0-                        -0-                  -0-               -0-
National Westminster Bank
6.50%, 9/07/21 (a)                          GBP        -0-                        -0-       GBP        -0-               -0-
RBS Capital Trust III
5.512%, 9/30/14 (c)                         US$        -0-                        -0-       US$        -0-               -0-
Resona Preferred Global Securities
7.191%, 7/30/15 (c)(d)                                 -0-                        -0-                  -0-               -0-
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (c)                                    -0-                        -0-                  -0-               -0-
Suntrust Bank
Series CD
5.70%, 6/02/09 (a)(b)                                  -0-                        -0-                  -0-               -0-
UBS Preferred Funding Trust I
8.622%, 10/01/10 (c)                                   -0-                        -0-                  -0-               -0-
UFJ Finance Aruba AEC
6.75%, 7/15/13                                         -0-                        -0-                  -0-               -0-
Wachovia Capital Trust III
5.80%, 3/15/11 (c)                                     -0-                        -0-                  -0-               -0-
Zions Bancorporation
5.50%, 11/16/15                                        -0-                        -0-                  -0-               -0-
                                                                          ------------                          -------------
                                                                                  -0-                                    -0-
                                                                          ------------                          -------------
BROKERAGE - 0.5%
The Bear Stearns Cos, Inc.
5.30%, 10/30/15                                        -0-                        -0-                  -0-               -0-
5.55%, 1/22/17                                        165                    155,755                   -0-               -0-
Goldman Sachs Group, Inc.
4.75%, 7/15/13                                         -0-                        -0-                  -0-               -0-
5.125%, 1/15/15                                        -0-                        -0-                  -0-               -0-
Lehman Brothers Holdings, Inc.
5.75%, 1/03/17                                        155                    148,962                   -0-               -0-
6.00%, 5/03/32 (c)                                     -0-                        -0-                  -0-               -0-
6.50%, 7/19/17                                         -0-                        -0-                  -0-               -0-
Merrill Lynch & Co. Inc
6.11%, 1/29/37                                         -0-                        -0-                  -0-               -0-
                                                                          ------------                          -------------
                                                                             304,717                                     -0-
                                                                          ------------                          -------------

FINANCE - 1.3%
Capital One Bank
4.25%, 12/01/08                                        -0-                        -0-                  -0-               -0-
6.50%, 6/13/13                                         -0-                        -0-                  -0-               -0-
Capital One Financial Corp.
5.50%, 6/01/15                                         -0-                        -0-                  -0-               -0-
CIT Group, Inc.
5.65%, 2/13/17                                         -0-                        -0-                  -0-               -0-
Countrywide Financial Corp.
6.25%, 5/15/16                                         74                     66,967                   -0-               -0-
Series MTN
5.80%, 6/07/12                                         38                     35,617                   -0-               -0-
Countrywide Home Loans, Inc.
4.00%, 3/22/11                                          4                      3,581                   -0-               -0-
4.25%, 12/19/07                                        -0-                        -0-                  -0-               -0-
General Electric Capital Corp.
4.375%, 11/21/11                                       -0-                        -0-                  -0-               -0-
6.75%, 3/15/32                                         -0-                        -0-                  -0-               -0-
HSBC Finance Corp.
7.00%, 5/15/12                                         -0-                        -0-                  -0-               -0-
iStar Financial, Inc.
5.15%, 3/01/12                                         -0-                        -0-                  -0-               -0-
Series B
5.95%, 10/15/13                                        -0-                        -0-                  -0-               -0-
International Lease Finance Corp.
3.50%, 4/01/09 (a)                                     -0-                        -0-                  -0-               -0-
Pershing Road Development Co. LLC
6.021%, 9/01/26 (a)(b)(d)                              -0-                        -0-                  -0-               -0-
SLM Corp.
4.50%, 7/26/10                                          90                     84,252                  -0-               -0-
5.125%, 8/27/12                                         90                     81,475                  -0-               -0-
                                                                          ------------                          -------------
                                                                              271,892                                    -0-
                                                                          ------------                          -------------

INSURANCE - 0.7%
The Allstate Corp.
6.125%, 5/15/37 (c)                                    -0-                        -0-                  -0-               -0-
Assurant, Inc.
5.625%, 2/15/14                                        -0-                        -0-                  -0-               -0-
Genworth Financial, Inc.
1.60%, 6/20/11 (a)                          JPY        -0-                        -0-       JPY        -0-               -0-
Hartford Financial Services Group, Inc.
6.10%, 10/01/41                             US$        -0-                        -0-       US$        -0-               -0-
Humana, Inc.
6.30%, 8/01/18                                         -0-                        -0-                  -0-               -0-
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (d)                                     -0-                        -0-                  -0-               -0-
WellPoint, Inc.
4.25%, 12/15/09                                        -0-                        -0-                  -0-               -0-
XL Capital Ltd.
5.25%, 9/15/14                                         -0-                        -0-                  -0-               -0-
6.25%, 5/15/27                                         -0-                        -0-                  -0-               -0-
                                                                          ------------                          -------------
                                                                                  -0-                                    -0-
                                                                          ------------                          -------------

REITS - 0.1%
Simon Property Group LP
6.375%, 11/15/07                                       -0-                        -0-                  -0-               -0-
                                                                          ------------                         -------------
                                                                             576,609                                     -0-
                                                                          ------------                         -------------

UTILITY - 1.1%
ELECTRIC - 0.7%
Carolina Power & Light Co.
6.50%, 7/15/12                                         -0-                        -0-                  -0-               -0-

                                                                                                Pro Forma            Pro Forma
                                                 AllianceBernstein                           AllianceBernstein     AllianceBernstein
                                                  Variable Products      AllianceBernstein    Variable Products   Variable Products
                                                    Series Fund         Variable Products    Series Fund  U.S.     Series Fund U.S.
                                                     Global Bond            Series Fund       Government/High      Government/High
                                                      Portfolio             Global Bond       Grade Securities     Grade Securities
                                                      Principal              Portfolio       Portfolio Principal      Portfolio
                                                     Amount (000)          (U.S. $ Value)       Amount (000)        (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
TECHNOLOGY - 0.3%
Electronic Data Systems Corp.
7.45%, 10/15/29                              US$       -0-                $       -0-       US$        90             $ 91,069
Series B
6.50%, 8/01/13                                         -0-                        -0-                 281              283,509
International Business Machines Corp.
4.375%, 6/01/09                                        -0-                        -0-                  90               89,888
Motorola, Inc.
6.50%, 9/01/25                                         -0-                        -0-                 125              121,040
7.50%, 5/15/25                                         -0-                        -0-                  25               25,948
7.625%, 11/15/10                                       -0-                        -0-                  22               23,360
Xerox Corp.
7.625%, 6/15/13                                        -0-                        -0-                  40               41,562
                                                                            ----------                          ---------------
                                                                                  -0-                                  676,376
                                                                            ----------                          ---------------
                                                                              524,503                               13,825,214
                                                                            ----------                          ---------------

FINANCIAL INSTITUTIONS - 3.9%
BANKING - 1.3%
Barclays Bank PLC
5.75%, 9/14/26 (a)                           GBP        75                    146,355       GBP        75              146,355
8.55%, 6/15/11 (c)(d)                        US$       -0-                        -0-       US$       365              394,666
Citigroup, Inc.
4.625%, 8/03/10 (a)                                    107                    106,141                 107              106,141
Huntington National Bank
4.375%, 1/15/10                                        -0-                        -0-                 250              244,860
JPMorgan Chase & Co.
6.75%, 2/01/11                                         -0-                        -0-                 285              299,426
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (c)                                    -0-                        -0-                 105               99,810
National Westminster Bank
6.50%, 9/07/21 (a)                           GBP        50                    104,436       GBP        50              104,436
RBS Capital Trust III
5.512%, 9/30/14 (c)                          US$       -0-                        -0-       US$       335              313,439
Resona Preferred Global Securities
7.191%, 7/30/15 (c)(d)                                 -0-                        -0-                 135              135,475
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (c)                                    -0-                        -0-                 115              120,321
Suntrust Bank
Series CD
5.70%, 6/02/09 (a)(b)                                  250                    249,595                 250              249,595
UBS Preferred Funding Trust I
8.622%, 10/01/10 (c)                                   -0-                        -0-                 180              195,621
UFJ Finance Aruba AEC
6.75%, 7/15/13                                         -0-                        -0-                 240              248,402
Wachovia Capital Trust III
5.80%, 3/15/11 (c)                                     -0-                        -0-                 180              178,792
Zions Bancorporation
5.50%, 11/16/15                                        -0-                        -0-                 105              100,832
                                                                            ----------                          ---------------
                                                                              606,527                                2,938,171
                                                                            ----------                          ---------------

BROKERAGE - 0.5%
The Bear Stearns Cos, Inc.
5.30%, 10/30/15                                        -0-                        -0-                 100               93,547
5.55%, 1/22/17                                         -0-                        -0-                 165              155,755
Goldman Sachs Group, Inc.
4.75%, 7/15/13                                         -0-                        -0-                 125              119,308
5.125%, 1/15/15                                        -0-                        -0-                 105              100,817
Lehman Brothers Holdings, Inc.
5.75%, 1/03/17                                         -0-                        -0-                 155              148,962
6.00%, 5/03/32 (c)                                     -0-                        -0-                 225              205,932
6.50%, 7/19/17                                         -0-                        -0-                  75               76,008
Merrill Lynch & Co. Inc
6.11%, 1/29/37                                         -0-                        -0-                 250              235,302
                                                                            ----------                          ---------------
                                                                                  -0-                                1,135,631
                                                                            ----------                          ---------------

FINANCE - 1.3%
Capital One Bank
4.25%, 12/01/08                                        -0-                        -0-                 100               98,851
6.50%, 6/13/13                                         -0-                        -0-                 140              141,898
Capital One Financial Corp.
5.50%, 6/01/15                                         -0-                        -0-                  42               40,017
CIT Group, Inc.
5.65%, 2/13/17                                         -0-                        -0-                 240              222,980
Countrywide Financial Corp.
6.25%, 5/15/16                                         -0-                        -0-                 189              171,038
Series MTN
5.80%, 6/07/12                                         -0-                        -0-                 299              280,248
Countrywide Home Loans, Inc.
4.00%, 3/22/11                                         -0-                        -0-                 115              102,968
4.25%, 12/19/07                                        -0-                        -0-                 265              261,933
General Electric Capital Corp.
4.375%, 11/21/11                                       -0-                        -0-                  35               33,980
6.75%, 3/15/32                                         -0-                        -0-                  20               22,019
HSBC Finance Corp.
7.00%, 5/15/12                                         -0-                        -0-                 115              120,908
iStar Financial, Inc.
5.15%, 3/01/12                                         -0-                        -0-                 145              134,169
Series B
5.95%, 10/15/13                                        -0-                        -0-                 230              215,856
International Lease Finance Corp.
3.50%, 4/01/09 (a)                                     350                    342,777                 350              342,777
Pershing Road Development Co. LLC
6.021%, 9/01/26 (a)(b)(d)                              651                    650,953                 651              650,953
SLM Corp.
4.50%, 7/26/10                                         -0-                        -0-                  90               84,252
5.125%, 8/27/12                                        -0-                        -0-                  90               81,475
                                                                            ----------                          ---------------
                                                                              993,730                                3,006,322
                                                                            ----------                          ---------------

INSURANCE - 0.7%
The Allstate Corp.
6.125%, 5/15/37 (c)                                    -0-                        -0-                 215              210,799
Assurant, Inc.
5.625%, 2/15/14                                        -0-                        -0-                  70               68,377
Genworth Financial, Inc.
1.60%, 6/20/11 (a)                           JPY    15,000                    130,151       JPY    15,000              130,151
Hartford Financial Services Group, Inc.
6.10%, 10/01/41                              US$       -0-                        -0-       US$       205              196,518
Humana, Inc.
6.30%, 8/01/18                                         -0-                        -0-                 215              214,976
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (d)                                     -0-                        -0-                 145              141,823
WellPoint, Inc.
4.25%, 12/15/09                                        -0-                        -0-                 320              315,215
XL Capital Ltd.
5.25%, 9/15/14                                         -0-                        -0-                 235              225,011
6.25%, 5/15/27                                         -0-                        -0-                 200              187,749
                                                                            ----------                          ---------------
                                                                              130,151                                1,690,619
                                                                            ----------                          ---------------

REITS - 0.1%
Simon Property Group LP
6.375%, 11/15/07                                       -0-                        -0-                 145              145,061
                                                                            ----------                          ---------------
                                                                            1,730,408                                8,915,804
                                                                            ----------                          ---------------

UTILITY - 1.1%
ELECTRIC - 0.7%
Carolina Power & Light Co.
6.50%, 7/15/12                                         -0-                        -0-                 215              225,504

                                                                                          AllianceBernstein
                                                AllianceBernstein                             Variable
                                                 Variable Products      AllianceBernstein     Products
                                                  Series Fund U.S.      Variable Products     Series Fund      AllianceBernstein
                                                 Government/High          Series Fund        Global Dollar      Variable Products
                                                 Grade Securities     U.S. Government/High    Government          Series Fund
                                                     Portfolio          Grade Securities      Portfolio          Global Dollar
                                                     Principal             Portfolio          Principal        Government Portfolio
                                                    Amount (000)       (U.S. $ Value)        Amount (000)       (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
Consumers Energy Co.
Series C
4.25%, 4/15/08                              US$    130      $       129,081        US$         -0-          $       -0-
Exelon Corp.
6.75%, 5/01/11                                      95               98,829                    -0-                  -0-
FirstEnergy Corp.
Series B
6.45%, 11/15/11                                     95               98,217                    -0-                  -0-
Series C
7.375%, 11/15/31                                   105              114,905                    -0-                  -0-
MidAmerican Energy Holdings Co.
5.875%, 10/01/12                                   135              137,084                    -0-                  -0-
Nisource Finance Corp.
7.875%, 11/15/10                                   110              117,742                    -0-                  -0-
Pacific Gas & Electric Co.
4.80%, 3/01/14                                     215              204,952                    -0-                  -0-
Progress Energy, Inc.
7.10%, 3/01/11                                      73               76,775                    -0-                  -0-
Public Service Company of Colorado
7.875%, 10/01/12                                   100              110,631                    -0-                  -0-
TXU Australia Holdings Pty Ltd.
6.15%, 11/15/13 (d)                                235              239,421                    -0-                  -0-
Wisconsin Energy Corp.
6.25%, 5/15/67 (c)                                 204              192,327                    -0-                  -0-
                                                              -------------                                ------------
                                                                  1,745,468                                         -0-
                                                              -------------                                ------------
NATURAL GAS - 0.4%
Duke Energy Field Services Corp.
7.875%, 8/16/10                                     70               74,660                    -0-                  -0-
Energy Transfer Partners
6.125%, 2/15/17                                    230              221,969                    -0-                  -0-
6.625%, 10/15/36                                   245              231,048                    -0-                  -0-
Enterprise Products Operating LP
Series B
5.60%, 10/15/14                                     95               93,056                    -0-                  -0-
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (c)                                 235              225,540                    -0-                  -0-
                                                              -------------                                ------------
                                                                    846,273                                         -0-
                                                              -------------                                ------------
                                                                  2,591,741                                         -0-
                                                              -------------                                ------------
NON CORPORATE SECTORS - 0.2%
AGENCIES - NOT GOVERNMENT GUARANTEED - 0.2%
Gaz Capital For Gazprom
6.212%, 11/22/16 (d)                               460              453,238                    -0-                  -0-
                                                              -------------                                ------------
TOTAL CORPORATES - INVESTMENT GRADES
(cost $25,611,400)                                               21,823,122                                         -0-
                                                              -------------                                ------------

U.S. TREASURIES - 10.6%
U.S. TREASURY STRIPS - 3.3%
Zero Coupon, 2/15/16 (a)                           -0-                  -0-                    -0-                  -0-
Zero Coupon, 11/15/21 (a)                          -0-                  -0-                    -0-                  -0-
                                                              -------------                                ------------
                                                                        -0-                                         -0-
                                                              -------------                                ------------
U.S. TREASURY BONDS - 7.3%
4.50%, 2/15/36                                   3,545            3,360,827                    -0-                  -0-
4.75%, 2/15/37 (a)                                 -0-                  -0-                    -0-                  -0-
6.25%, 5/15/30 (k)                                 -0-                  -0-                    -0-                  -0-
8.75%, 5/15/17                                     400              526,812                    -0-                  -0-
U.S. TREASURY NOTES
4.125%, 8/15/10 (a)                                -0-                  -0-                    -0-                  -0-
4.625%, 11/15/16 (a)                               -0-                  -0-                    -0-                  -0-
4.875%, 5/31/11                                  1,935            1,985,794                    -0-                  -0-
                                                              -------------                                ------------
                                                                  5,873,433                                         -0-
                                                              -------------                                ------------
TOTAL U.S. TREASURIES
(cost $23,535,749)                                                5,873,433                                         -0-
                                                              -------------                                ------------

GOVERNMENT-RELATED-SOVEREIGNS-7.5%
Bundesrepublik Deutschland
Series 03
4.75%, 7/04/34 (a)                         EUR     -0-                  -0-        EUR         -0-                  -0-
France Government Bond OAT
3.75%, 4/25/21 (a)                                 -0-                  -0-                    -0-                  -0-
Germany (Federal Republic of)
Series 97
6.50%, 7/04/27 (a)                                 -0-                  -0-                    -0-                  -0-
Government of Australia
Series 909
7.50%, 9/15/09 (a)                         AUD     -0-                  -0-        AUD         -0-                  -0-
Government of Japan
Series 48
2.50%, 12/21/20 (a)                        JPY     -0-                  -0-        JPY         -0-                  -0-
Government of Japan Ten Year Bond
Series 252
1.00%, 6/20/13 (a)                                 -0-                  -0-                    -0-                  -0-
Series 268
1.50%, 3/20/15 (a)                                 -0-                  -0-                    -0-                  -0-
Government of Japan Twenty Year Bond
Series 41
1.50%, 3/20/19 (a)                                 -0-                  -0-                    -0-                  -0-
Government of Sweden
Series 1043
5.00%, 1/28/09 (a)                         SEK     -0-                  -0-        SEK         -0-                  -0-
Japan Government Ten Year Bond
Series 217
1.80%, 12/21/09 (a)                        JPY     -0-                  -0-        JPY         -0-                  -0-
Kingdom of Belgium
Series 31
5.50%, 3/28/28 (a)                         EUR     -0-                  -0-        EUR         -0-                  -0-
Mexican Bonos
Series MI10
8.00%, 12/19/13 (a)                        MXN     -0-                  -0-        MXN         -0-                  -0-
Netherlands Government Bond
3.75%, 1/15/23 (a)                         EUR     -0-                  -0-        EUR         -0-                  -0-
4.00%, 7/15/16                                     -0-                  -0-                    -0-                  -0-
New Zealand Government Bond
Series 708
6.00%, 7/15/08 (a)                         NZD     -0-                  -0-        NZD         -0-                  -0-
Singapore Government Bond
3.75%, 9/01/16 (a)                         SGD     -0-                  -0-        SGD         -0-                  -0-
Sweden Government Bond
Series 1051
3.75%, 8/12/17                             SEK     -0-                  -0-        SEK         -0-                  -0-
United Kingdom Gilt
4.00%, 3/07/09 (a)                         GBP     -0-                  -0-        GBP         -0-                  -0-
7.25%, 12/07/07 (a)                                -0-                  -0-                    -0-                  -0-
                                                              -------------                                ------------
TOTAL GOVERNMENT-RELATED-SOVEREIGNS
(cost $16,613,959)                                                      -0-                                         -0-
                                                              -------------                                ------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.6%
NON-AGENCY FIXED RATE CMBS - 5.5%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35                            US$     330              334,713        US$         -0-                  -0-
Series 2004-4, Class A3
4.128%, 7/10/42                                    410              401,873                    -0-                  -0-

                                            AllianceBernstein                            AllianceBernstein   AllianceBernstein
                                            Variable Products     AllianceBernstein     Variable Products    Variable Products
                                               Series Fund        Variable Products        Series Fund          Series Fund
                                                High Yield           Series Fund       Americas Government        Americas
                                                 Portfolio            High Yield        Income Portfolio         Government
                                                 Principal             Portfolio           Principal          Income Portfolio
                                                Amount (000)         (U.S. $ Value)        Amount (000)        (U.S. $ Value)
                                             ----------------------------------------   ----------------------------------------
Consumers Energy Co.
Series C
4.25%, 4/15/08                             US$      -0-          $     -0-         US$        -0-          $       -0-
Exelon Corp.
6.75%, 5/01/11                                      -0-                -0-                    -0-                  -0-
FirstEnergy Corp.
Series B
6.45%, 11/15/11                                     -0-                -0-                    -0-                  -0-
Series C
7.375%, 11/15/31                                    -0-                -0-                    -0-                  -0-
MidAmerican Energy Holdings Co.
5.875%, 10/01/12                                    -0-                -0-                    -0-                  -0-
Nisource Finance Corp.
7.875%, 11/15/10                                    -0-                -0-                    -0-                  -0-
Pacific Gas & Electric Co.
4.80%, 3/01/14                                      -0-                -0-                    -0-                  -0-
Progress Energy, Inc.
7.10%, 3/01/11                                      -0-                -0-                    -0-                  -0-
Public Service Company of Colorado
7.875%, 10/01/12                                    -0-                -0-                    -0-                  -0-
TXU Australia Holdings Pty Ltd.
6.15%, 11/15/13 (d)                                 -0-                -0-                    -0-                  -0-
Wisconsin Energy Corp.
6.25%, 5/15/67 (c)                                  -0-                -0-                    -0-                  -0-
                                                              -------------                                ------------
                                                                       -0-                                         -0-
                                                              -------------                                ------------
NATURAL GAS - 0.4%
Duke Energy Field Services Corp.
7.875%, 8/16/10                                     -0-                -0-                    -0-                  -0-
Energy Transfer Partners
6.125%, 2/15/17                                     -0-                -0-                    -0-                  -0-
6.625%, 10/15/36                                    -0-                -0-                    -0-                  -0-
Enterprise Products Operating LP
Series B
5.60%, 10/15/14                                     -0-                -0-                    -0-                  -0-
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (c)                                  -0-                -0-                    -0-                  -0-
                                                              -------------                                ------------
                                                                       -0-                                         -0-
                                                              -------------                                ------------
                                                                       -0-                                         -0-
                                                              -------------                                ------------
NON CORPORATE SECTORS - 0.2%
AGENCIES - NOT GOVERNMENT GUARANTEED - 0.2%
Gaz Capital For Gazprom
6.212%, 11/22/16 (d)                                -0-                -0-                    -0-                  -0-
                                                              -------------                                ------------
TOTAL CORPORATES - INVESTMENT GRADES
(cost $25,611,400)                                               1,707,964                                         -0-
                                                              -------------                                ------------

U.S. TREASURIES - 10.6%
U.S. TREASURY STRIPS - 3.3%
Zero Coupon, 2/15/16 (a)                            -0-                -0-                  2,400            1,638,679
Zero Coupon, 11/15/21 (a)                           -0-                -0-                 11,700            5,792,998
                                                              -------------                                ------------
                                                                       -0-                                   7,431,677
                                                              -------------                                ------------
U.S. TREASURY BONDS - 7.3%
4.50%, 2/15/36                                      -0-                -0-                    -0-                  -0-
4.75%, 2/15/37 (a)                                  -0-                -0-                    -0-                  -0-
6.25%, 5/15/30 (k)                                  -0-                -0-                  4,850            5,765,437
8.75%, 5/15/17                                      -0-                -0-                    -0-                  -0-
U.S. TREASURY NOTES
4.125%, 8/15/10 (a)                                 -0-                -0-                    -0-                  -0-
4.625%, 11/15/16 (a)                                -0-                -0-                    -0-                  -0-
4.875%, 5/31/11                                     -0-                -0-                    -0-                  -0-
                                                              -------------                                ------------
                                                                       -0-                                   5,765,437
                                                              -------------                                ------------
TOTAL U.S. TREASURIES
(cost $23,535,749)                                                     -0-                                  13,197,114
                                                              -------------                                ------------

GOVERNMENT-RELATED-SOVEREIGNS-7.5%
Bundesrepublik Deutschland
Series 03
4.75%, 7/04/34 (a)                          EUR     -0-                -0-         EUR        -0-                  -0-
France Government Bond OAT
3.75%, 4/25/21 (a)                                  -0-                -0-                    -0-                  -0-
Germany (Federal Republic of)
Series 97
6.50%, 7/04/27 (a)                                  -0-                -0-                    -0-                  -0-
Government of Australia
Series 909
7.50%, 9/15/09 (a)                          AUD     -0-                -0-         AUD        -0-                  -0-
Government of Japan
Series 48
2.50%, 12/21/20 (a)                         JPY     -0-                -0-         JPY        -0-                  -0-
Government of Japan Ten Year Bond
Series 252
1.00%, 6/20/13 (a)                                  -0-                -0-                    -0-                  -0-
Series 268
1.50%, 3/20/15 (a)                                  -0-                -0-                    -0-                  -0-
Government of Japan Twenty Year Bond
Series 41
1.50%, 3/20/19 (a)                                  -0-                -0-                    -0-                  -0-
Government of Sweden
Series 1043
5.00%, 1/28/09 (a)                          SEK     -0-                -0-         SEK        -0-                  -0-
Japan Government Ten Year Bond
Series 217
1.80%, 12/21/09 (a)                         JPY     -0-                -0-         JPY        -0-                  -0-
Kingdom of Belgium
Series 31
5.50%, 3/28/28 (a)                          EUR     -0-                -0-         EUR        -0-                  -0-
Mexican Bonos
Series MI10
8.00%, 12/19/13 (a)                         MXN     -0-                -0-         MXN        -0-                  -0-
Netherlands Government Bond
3.75%, 1/15/23 (a)                          EUR     -0-                -0-         EUR        -0-                  -0-
4.00%, 7/15/16                                      -0-                -0-                    -0-                  -0-
New Zealand Government Bond
Series 708
6.00%, 7/15/08 (a)                          NZD     -0-                -0-         NZD        -0-                  -0-
Singapore Government Bond
3.75%, 9/01/16 (a)                          SGD     -0-                -0-         SGD        -0-                  -0-
Sweden Government Bond
Series 1051
3.75%, 8/12/17                              SEK     -0-                -0-         SEK        -0-                  -0-
United Kingdom Gilt
4.00%, 3/07/09 (a)                          GBP     -0-                -0-         GBP        -0-                  -0-
7.25%, 12/07/07 (a)                                 -0-                -0-                    -0-                  -0-
                                                              -------------                                ------------
TOTAL GOVERNMENT-RELATED-SOVEREIGNS
(cost $16,613,959)                                                     -0-                                         -0-
                                                              -------------                                ------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.6%
NON-AGENCY FIXED RATE CMBS - 5.5%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35                             US$     -0-                -0-         US$        -0-                  -0-
Series 2004-4, Class A3
4.128%, 7/10/42                                     -0-                -0-                    -0-                  -0-

                                                                                          Pro Forma            Pro Forma
                                          AllianceBernstein                           AllianceBernstein     AllianceBernstein
                                           Variable Products      AllianceBernstein    Variable Products   Variable Products
                                             Series Fund         Variable Products    Series Fund  U.S.     Series Fund U.S.
                                              Global Bond            Series Fund       Government/High      Government/High
                                               Portfolio             Global Bond       Grade Securities     Grade Securities
                                               Principal              Portfolio       Portfolio Principal      Portfolio
                                              Amount (000)          (U.S. $ Value)       Amount (000)        (U.S. $ Value)
                                          ----------------------------------------   ----------------------------------------
Consumers Energy Co.
Series C
4.25%, 4/15/08                              US$     -0-       $        -0-         US$        130            $ 129,081
Exelon Corp.
6.75%, 5/01/11                                      -0-                -0-                     95               98,829
FirstEnergy Corp.
Series B
6.45%, 11/15/11                                     -0-                -0-                     95               98,217
Series C
7.375%, 11/15/31                                    -0-                -0-                    105              114,905
MidAmerican Energy Holdings Co.
5.875%, 10/01/12                                    -0-                -0-                    135              137,084
Nisource Finance Corp.
7.875%, 11/15/10                                    -0-                -0-                    110              117,742
Pacific Gas & Electric Co.
4.80%, 3/01/14                                      -0-                -0-                    215              204,952
Progress Energy, Inc.
7.10%, 3/01/11                                      -0-                -0-                     73               76,775
Public Service Company of Colorado
7.875%, 10/01/12                                    -0-                -0-                    100              110,631
TXU Australia Holdings Pty Ltd.
6.15%, 11/15/13 (d)                                 -0-                -0-                    235              239,421
Wisconsin Energy Corp.
6.25%, 5/15/67 (c)                                  -0-                -0-                    204              192,327
                                                              -------------                                ------------
                                                                       -0-                                   1,745,468
                                                              -------------                                ------------
NATURAL GAS - 0.4%
Duke Energy Field Services Corp.
7.875%, 8/16/10                                     -0-                -0-                     70               74,660
Energy Transfer Partners
6.125%, 2/15/17                                     -0-                -0-                    230              221,969
6.625%, 10/15/36                                    -0-                -0-                    245              231,048
Enterprise Products Operating LP
Series B
5.60%, 10/15/14                                     -0-                -0-                     95               93,056
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (c)                                  -0-                -0-                    235              225,540
                                                              -------------                                ------------
                                                                       -0-                                     846,273
                                                              -------------                                ------------
                                                                       -0-                                   2,591,741
                                                              -------------                                ------------
NON CORPORATE SECTORS - 0.2%
AGENCIES - NOT GOVERNMENT GUARANTEED - 0.2%
Gaz Capital For Gazprom
6.212%, 11/22/16 (d)                                -0-                -0-                    460              453,238
                                                              -------------                                ------------
TOTAL CORPORATES - INVESTMENT GRADES
(cost $25,611,400)                                               2,254,911                                  25,785,997
                                                              -------------                                ------------

U.S. TREASURIES - 10.6%
U.S. TREASURY STRIPS - 3.3%
Zero Coupon, 2/15/16 (a)                            -0-                -0-                  2,400            1,638,679
Zero Coupon, 11/15/21 (a)                           -0-                -0-                 11,700            5,792,998
                                                              -------------                                ------------
                                                                       -0-                                   7,431,677
                                                              -------------                                ------------
U.S. TREASURY BONDS - 7.3%
4.50%, 2/15/36                                      -0-                -0-                  3,545            3,360,827
4.75%, 2/15/37 (a)                                1,896          1,869,782                  1,896            1,869,782
6.25%, 5/15/30 (k)                                  -0-                -0-                  4,850            5,765,437
8.75%, 5/15/17                                      -0-                -0-                    400              526,812
U.S. TREASURY NOTES
4.125%, 8/15/10 (a)                               1,483          1,487,866                  1,483            1,487,866
4.625%, 11/15/16 (a)                              1,822          1,830,968                  1,822            1,830,968
4.875%, 5/31/11                                     -0-                -0-                  1,935            1,985,794
                                                              -------------                                ------------
                                                                 5,188,616                                  16,827,486
                                                              -------------                                ------------
TOTAL U.S. TREASURIES
(cost $23,535,749)                                               5,188,616                                  24,259,163
                                                              -------------                                ------------

GOVERNMENT-RELATED-SOVEREIGNS-7.5%
Bundesrepublik Deutschland
Series 03
4.75%, 7/04/34 (a)                         EUR      240            349,554         EUR        240              349,554
France Government Bond OAT
3.75%, 4/25/21 (a)                                  345            452,865                    345              452,865
Germany (Federal Republic of)
Series 97
6.50%, 7/04/27 (a)                                  489            866,769                    489              866,769
Government of Australia
Series 909
7.50%, 9/15/09 (a)                         AUD    1,150          1,040,170         AUD      1,150            1,040,170
Government of Japan
Series 48
2.50%, 12/21/20 (a)                        JPY   80,000            746,325         JPY     80,000              746,325
Government of Japan Ten Year Bond
Series 252
1.00%, 6/20/13 (a)                               68,550            588,022                 68,550              588,022
Series 268
1.50%, 3/20/15 (a)                               98,000            857,261                 98,000              857,261
Government of Japan Twenty Year Bond
Series 41
1.50%, 3/20/19 (a)                              190,000          1,603,783                190,000            1,603,783
Government of Sweden
Series 1043
5.00%, 1/28/09 (a)                         SEK    4,200            660,232         SEK      4,200              660,232
Japan Government Ten Year Bond
Series 217
1.80%, 12/21/09 (a)                        JPY  120,000          1,065,205         JPY    120,000            1,065,205
Kingdom of Belgium
Series 31
5.50%, 3/28/28 (a)                         EUR      700          1,104,095         EUR        700            1,104,095
Mexican Bonos
Series MI10
8.00%, 12/19/13 (a)                        MXN    6,000            553,040         MXN      6,000              553,040
Netherlands Government Bond
3.75%, 1/15/23 (a)                         EUR    1,055          1,369,684         EUR      1,055            1,369,684
4.00%, 7/15/16                                    1,875          2,600,493                  1,875            2,600,493
New Zealand Government Bond
Series 708
6.00%, 7/15/08 (a)                         NZD      651            489,210         NZD        651              489,210
Singapore Government Bond
3.75%, 9/01/16 (a)                         SGD    1,379          1,004,892         SGD      1,379            1,004,892
Sweden Government Bond
Series 1051
3.75%, 8/12/17                             SEK    2,700            400,552         SEK      2,700              400,552
United Kingdom Gilt
4.00%, 3/07/09 (a)                         GBP      233            469,904         GBP        233              469,904
7.25%, 12/07/07 (a)                                 528          1,083,148                    528            1,083,148
                                                              -------------                                ------------
TOTAL GOVERNMENT-RELATED-SOVEREIGNS
(cost $16,613,959)                                              17,305,204                                  17,305,204
                                                              -------------                                ------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.6%
NON-AGENCY FIXED RATE CMBS - 5.5%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35                            US$      -0-                -0-         US$        330              334,713
Series 2004-4, Class A3
4.128%, 7/10/42                                     -0-                -0-                    410              401,873

                                                                                          AllianceBernstein
                                                  AllianceBernstein                            Variable
                                                   Variable Products    AllianceBernstein      Products
                                                    Series Fund U.S.    Variable Products      Series Fund      AllianceBernstein
                                                   Government/High       Series Fund          Global Dollar      Variable Products
                                                   Grade Securities    U.S. Government/High    Government          Series Fund
                                                      Portfolio         Grade Securities       Portfolio          Global Dollar
                                                      Principal            Portfolio            Principal      Government Portfolio
                                                     Amount (000)      (U.S. $ Value)          Amount (000)       (U.S. $ Value)
                                                     ------------------------------------   ----------------------------------------
Series 2004-6, Class A2
4.161%, 12/10/42                                      US$       525         $ 513,866          US$       -0-     $         -0-
Series 2005-6, Class A4
5.353%, 9/10/47 (c)                                             680           662,663                    -0-               -0-
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PWR7, Class A3
5.116%, 2/11/41 (c)                                             505           493,465                    -0-               -0-
Series 2005-T18, Class A4
4.933%, 2/13/42 (c)                                             530           511,437                    -0-               -0-
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36                                                 326           322,740                    -0-               -0-
Series 2005-C1, Class A4
5.014%, 2/15/38 (c)                                             450           428,842                    -0-               -0-
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45                                                 455           449,331                    -0-               -0-
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35                                                 450           425,084                    -0-               -0-
Series 2005-GG3, Class A2
4.305%, 8/10/42                                                 530           522,239                    -0-               -0-
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38 (c)                                             300           297,321                    -0-               -0-
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38                                                  95            91,816                    -0-               -0-
Series 2005-LDP1, Class A4
5.038%, 3/15/46 (c)                                             550           532,945                    -0-               -0-
Series 2005-LDP3, Class A2
4.851%, 8/15/42                                                 405           399,263                    -0-               -0-
Series 2005-LDP4, Class A2
4.79%, 10/15/42                                                 465           457,843                    -0-               -0-
Series 2005-LDP5, Class A2
5.198%, 12/15/44                                                360           357,705                    -0-               -0-
Series 2006-CB14, Class A4
5.481%, 12/12/44 (c)                                            195           192,640                    -0-               -0-
Series 2006-CB15, Class A4
5.814%, 6/12/43 (c)                                             290           292,483                    -0-               -0-
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32                                                 430           403,727                    -0-               -0-
Series 2004-C4, Class A4
5.295%, 6/15/29 (c)                                             830           827,177                    -0-               -0-
Series 2004-C8, Class A2
4.201%, 12/15/29                                                420           411,145                    -0-               -0-
Series 2005-C1, Class A4
4.742%, 2/15/30                                                 365           345,320                    -0-               -0-
Series 2005-C7, Class A4
5.197%, 11/15/30 (c)                                            340           329,479                    -0-               -0-
Series 2006-C1, Class A4
5.156%, 2/15/31                                                 485           475,086                    -0-               -0-
Series 2006-C6, Class A4
5.372%, 9/15/39                                                 530           518,470                    -0-               -0-
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.244%, 11/12/37 (c)                                            280           273,535                    -0-               -0-
Series 2005-MKB2, Class A2
4.806%, 9/12/42                                                 655           648,289                    -0-               -0-
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.91%, 6/12/46 (c)                                              145           147,925                    -0-               -0-
Morgan Stanley Capital I
Series 2005-T17, Class A5
4.78%, 12/13/41                                                 655           626,172                    -0-               -0-
                                                                         -------------                            ------------
                                                                           12,694,594                                      -0-
                                                                         -------------                            ------------

NON-AGENCY ADJUSTABLE RATE CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
6.238%, 3/06/20 (b)(d)                                          115           112,125                    -0-               -0-
                                                                         -------------                            ------------
TOTAL COMMERCIAL-MORTGAGE BACKED SECURITIES
(cost $13,034,556)                                                         12,806,719                                      -0-
                                                                         -------------                            ------------

AGENCY DEBENTURES-3.2%
Federal National Mortgage Association - 3.1%
Series 2001
5.375%, 11/15/11 (a)                                             -0-               -0-                   -0-               -0-
Series 2004
4.125%, 4/15/14 (a)                                              -0-               -0-                   -0-               -0-
                                                                         -------------                            ------------
                                                                                   -0-                                     -0-
                                                                         -------------                            ------------

MEXICO-0.1%
Pemex Project Funding Master Trust
8.00%, 11/15/11                                                  -0-               -0-                  250           273,125
                                                                         -------------                            ------------

TOTAL AGENCY DEBENTURES
(cost $7,063,578)                                                                  -0-                                273,125
                                                                         -------------                            ------------

INFLATION-LINKED SECURITIES - 2.3%
U.S. TREASURY NOTES - 2.0%
1.625%, 1/15/15 (TIPS) (k)                                       -0-               -0-                   -0-               -0-
2.00%, 1/15/16 (TIPS) (a)                                        -0-               -0-                   -0-               -0-
2.375%, 4/15/11 (TIPS)                                        1,837         1,848,463                    -0-               -0-
                                                                         -------------                            ------------
                                                                            1,848,463                                      -0-
                                                                         -------------                            ------------

CANADA - 0.3%
Government of Canada
3.00%, 12/01/36 (a)                                   CAD       -0-                -0-          CAD      -0-               -0-
Province of Ontario
2.00%, 12/01/36 (a)                                             -0-                -0-                   -0-               -0-
                                                                         -------------                            ------------
                                                                                   -0-                                     -0-
                                                                         -------------                            ------------
TOTAL INFLATION-LINKED SECURITIES
(cost $5,247,718)                                                           1,848,463                                      -0-
                                                                         -------------                            ------------

GOVERNMENT-RELATED-AGENCIES-1.9%
Development Bank of Japan
2.30%, 3/19/26 (a)                                    JPY        -0-               -0-          JPY      -0-               -0-
Japan Fin Corp. Muni Ent
Series INTL
1.35%, 11/26/13 (a)                                              -0-               -0-                   -0-               -0-
Landwirtschaftliche Rentenbank
1.375%, 4/25/13 (a)                                              -0-               -0-                   -0-               -0-
                                                                         -------------                            ------------
TOTAL GOVERNMENT-RELATED - AGENCIES
(cost $4,322,629)                                                                  -0-                                     -0-
                                                                         -------------                            ------------

ASSET-BACKED SECURITIES - 1.8%
HOME EQUITY LOANS - FLOATING RATE - 1.2%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
5.881%, 12/25/32 (b)                                 US$        136           136,133           US$      -0-               -0-
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1, Class 1A1
5.281%, 4/25/22 (b)                                              24            22,471                    -0-               -0-

                                                AllianceBernstein                            AllianceBernstein   AllianceBernstein
                                                Variable Products     AllianceBernstein     Variable Products    Variable Products
                                                   Series Fund        Variable Products        Series Fund          Series Fund
                                                    High Yield           Series Fund       Americas Government        Americas
                                                     Portfolio            High Yield        Income Portfolio         Government
                                                     Principal             Portfolio           Principal          Income Portfolio
                                                    Amount (000)         (U.S. $ Value)        Amount (000)        (U.S. $ Value)
                                                    -------------------------------------   ----------------------------------------
Series 2004-6, Class A2
4.161%, 12/10/42                                     US$         -0-     $         -0-          US$      -0-      $        -0-
Series 2005-6, Class A4
5.353%, 9/10/47 (c)                                              -0-               -0-                   -0-               -0-
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PWR7, Class A3
5.116%, 2/11/41 (c)                                              -0-               -0-                   -0-               -0-
Series 2005-T18, Class A4
4.933%, 2/13/42 (c)                                              -0-               -0-                   -0-               -0-
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36                                                  -0-               -0-                   -0-               -0-
Series 2005-C1, Class A4
5.014%, 2/15/38 (c)                                              -0-               -0-                   -0-               -0-
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45                                                  -0-               -0-                   -0-               -0-
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35                                                  -0-               -0-                   -0-               -0-
Series 2005-GG3, Class A2
4.305%, 8/10/42                                                  -0-               -0-                   -0-               -0-
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38 (c)                                              -0-               -0-                   -0-               -0-
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38                                                  -0-               -0-                   -0-               -0-
Series 2005-LDP1, Class A4
5.038%, 3/15/46 (c)                                              -0-               -0-                   -0-               -0-
Series 2005-LDP3, Class A2
4.851%, 8/15/42                                                  -0-               -0-                   -0-               -0-
Series 2005-LDP4, Class A2
4.79%, 10/15/42                                                  -0-               -0-                   -0-               -0-
Series 2005-LDP5, Class A2
5.198%, 12/15/44                                                 -0-               -0-                   -0-               -0-
Series 2006-CB14, Class A4
5.481%, 12/12/44 (c)                                             -0-               -0-                   -0-               -0-
Series 2006-CB15, Class A4
5.814%, 6/12/43 (c)                                              -0-               -0-                   -0-               -0-
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32                                                  -0-               -0-                   -0-               -0-
Series 2004-C4, Class A4
5.295%, 6/15/29 (c)                                              -0-               -0-                   -0-               -0-
Series 2004-C8, Class A2
4.201%, 12/15/29                                                 -0-               -0-                   -0-               -0-
Series 2005-C1, Class A4
4.742%, 2/15/30                                                  -0-               -0-                   -0-               -0-
Series 2005-C7, Class A4
5.197%, 11/15/30 (c)                                             -0-               -0-                   -0-               -0-
Series 2006-C1, Class A4
5.156%, 2/15/31                                                  -0-               -0-                   -0-               -0-
Series 2006-C6, Class A4
5.372%, 9/15/39                                                  -0-               -0-                   -0-               -0-
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.244%, 11/12/37 (c)                                             -0-               -0-                   -0-               -0-
Series 2005-MKB2, Class A2
4.806%, 9/12/42                                                  -0-               -0-                   -0-               -0-
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.91%, 6/12/46 (c)                                               -0-               -0-                   -0-               -0-
Morgan Stanley Capital I
Series 2005-T17, Class A5
4.78%, 12/13/41                                                  -0-               -0-                   -0-               -0-
                                                                         -------------                            ------------
                                                                                   -0-                                     -0-
                                                                         -------------                            ------------

NON-AGENCY ADJUSTABLE RATE CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
6.238%, 3/06/20 (b)(d)                                           -0-               -0-                   -0-               -0-
                                                                         -------------                            ------------
TOTAL COMMERCIAL-MORTGAGE BACKED SECURITIES
(cost $13,034,556)                                                                 -0-                                     -0-
                                                                         -------------                            ------------

AGENCY DEBENTURES-3.2%
Federal National Mortgage Association - 3.1%
Series 2001
5.375%, 11/15/11 (a)                                             -0-               -0-                5,000         5,153,585
Series 2004
4.125%, 4/15/14 (a)                                              -0-               -0-                2,000         1,926,736
                                                                         -------------                            ------------
                                                                                   -0-                              7,080,321
                                                                         -------------                            ------------

MEXICO-0.1%
Pemex Project Funding Master Trust
8.00%, 11/15/11                                                  -0-               -0-                   -0-               -0-
                                                                         -------------                            ------------
TOTAL AGENCY DEBENTURES
(cost $7,063,578)                                                                  -0-                              7,080,321
                                                                         -------------                            ------------

INFLATION-LINKED SECURITIES - 2.3%
U.S. TREASURY NOTES - 2.0%
1.625%, 1/15/15 (TIPS) (k)                                       -0-               -0-                1,567         1,498,745
2.00%, 1/15/16 (TIPS) (a)                                        -0-               -0-                  787           769,422
2.375%, 4/15/11 (TIPS)                                           -0-               -0-                   -0-              -0-
                                                                         -------------                            ------------
                                                                                   -0-                              2,268,167
                                                                         -------------                            ------------

CANADA - 0.3%
Government of Canada
3.00%, 12/01/36 (a)                                  CAD         -0-               -0-          CAD      66            80,224
Province of Ontario
2.00%, 12/01/36 (a)                                              -0-               -0-                  601           547,684
                                                                         -------------                            ------------
                                                                                   -0-                                627,908
                                                                         -------------                            ------------
TOTAL INFLATION-LINKED SECURITIES
(cost $5,247,718)                                                                  -0-                              2,896,075
                                                                         -------------                            ------------

GOVERNMENT-RELATED-AGENCIES-1.9%
Development Bank of Japan
2.30%, 3/19/26 (a)                                   JPY         -0-               -0-          JPY      -0-               -0-
Japan Fin Corp. Muni Ent
Series INTL
1.35%, 11/26/13 (a)                                              -0-               -0-                   -0-               -0-
Landwirtschaftliche Rentenbank
1.375%, 4/25/13 (a)                                              -0-               -0-                   -0-               -0-
                                                                         -------------                            ------------
TOTAL GOVERNMENT-RELATED - AGENCIES
(cost $4,322,629)                                                                  -0-                                     -0-
                                                                         -------------                            ------------

ASSET-BACKED SECURITIES - 1.8%
HOME EQUITY LOANS - FLOATING RATE - 1.2%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
5.881%, 12/25/32 (b)                                 US$         -0-               -0-          US$      -0-               -0-
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1, Class 1A1
5.281%, 4/25/22 (b)                                              -0-               -0-                   -0-               -0-

                                                                                                Pro Forma            Pro Forma
                                                 AllianceBernstein                           AllianceBernstein     AllianceBernstein
                                                  Variable Products      AllianceBernstein    Variable Products   Variable Products
                                                    Series Fund         Variable Products    Series Fund  U.S.     Series Fund U.S.
                                                     Global Bond            Series Fund       Government/High      Government/High
                                                      Portfolio             Global Bond       Grade Securities     Grade Securities
                                                      Principal              Portfolio       Portfolio Principal      Portfolio
                                                     Amount (000)          (U.S. $ Value)       Amount (000)        (U.S. $ Value)
                                                     --------------------------------------   --------------------------------------
Series 2004-6, Class A2
4.161%, 12/10/42                                     US$         -0-     $         -0-          US$     525         $ 513,866
Series 2005-6, Class A4
5.353%, 9/10/47 (c)                                              -0-               -0-                  680           662,663
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PWR7, Class A3
5.116%, 2/11/41 (c)                                              -0-               -0-                  505           493,465
Series 2005-T18, Class A4
4.933%, 2/13/42 (c)                                              -0-               -0-                  530           511,437
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36                                                  -0-               -0-                  326           322,740
Series 2005-C1, Class A4
5.014%, 2/15/38 (c)                                              -0-               -0-                  450           428,842
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45                                                  -0-               -0-                  455           449,331
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35                                                  -0-               -0-                  450           425,084
Series 2005-GG3, Class A2
4.305%, 8/10/42                                                  -0-               -0-                  530           522,239
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38 (c)                                              -0-               -0-                  300           297,321
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38                                                  -0-               -0-                   95            91,816
Series 2005-LDP1, Class A4
5.038%, 3/15/46 (c)                                              -0-               -0-                  550           532,945
Series 2005-LDP3, Class A2
4.851%, 8/15/42                                                  -0-               -0-                  405           399,263
Series 2005-LDP4, Class A2
4.79%, 10/15/42                                                  -0-               -0-                  465           457,843
Series 2005-LDP5, Class A2
5.198%, 12/15/44                                                 -0-               -0-                  360           357,705
Series 2006-CB14, Class A4
5.481%, 12/12/44 (c)                                             -0-               -0-                  195           192,640
Series 2006-CB15, Class A4
5.814%, 6/12/43 (c)                                              -0-               -0-                  290           292,483
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32                                                  -0-               -0-                  430           403,727
Series 2004-C4, Class A4
5.295%, 6/15/29 (c)                                              -0-               -0-                  830           827,177
Series 2004-C8, Class A2
4.201%, 12/15/29                                                 -0-               -0-                  420           411,145
Series 2005-C1, Class A4
4.742%, 2/15/30                                                  -0-               -0-                  365           345,320
Series 2005-C7, Class A4
5.197%, 11/15/30 (c)                                             -0-               -0-                  340           329,479
Series 2006-C1, Class A4
5.156%, 2/15/31                                                  -0-               -0-                  485           475,086
Series 2006-C6, Class A4
5.372%, 9/15/39                                                  -0-               -0-                  530           518,470
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.244%, 11/12/37 (c)                                             -0-               -0-                  280           273,535
Series 2005-MKB2, Class A2
4.806%, 9/12/42                                                  -0-               -0-                  655           648,289
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.91%, 6/12/46 (c)                                               -0-               -0-                  145           147,925
Morgan Stanley Capital I
Series 2005-T17, Class A5
4.78%, 12/13/41                                                  -0-               -0-                  655           626,172
                                                                         -------------                            ------------
                                                                                   -0-                             12,694,594
                                                                         -------------                            ------------

NON-AGENCY ADJUSTABLE RATE CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
6.238%, 3/06/20 (b)(d)                                           -0-               -0-                  115           112,125
                                                                         -------------                            ------------
TOTAL COMMERCIAL-MORTGAGE BACKED SECURITIES
(cost $13,034,556)                                                                 -0-                             12,806,719
                                                                         -------------                            ------------

AGENCY DEBENTURES-3.2%
Federal National Mortgage Association - 3.1%
Series 2001
5.375%, 11/15/11 (a)                                             -0-               -0-                5,000         5,153,585
Series 2004
4.125%, 4/15/14 (a)                                              -0-               -0-                2,000         1,926,736
                                                                         -------------                            ------------
                                                                                   -0-                              7,080,321
                                                                         -------------                            ------------

MEXICO-0.1%
Pemex Project Funding Master Trust
8.00%, 11/15/11                                                  -0-               -0-                  250           273,125
                                                                         -------------                            ------------
TOTAL AGENCY DEBENTURES
(cost $7,063,578)                                                                  -0-                              7,353,446
                                                                         -------------                            ------------

INFLATION-LINKED SECURITIES - 2.3%
U.S. TREASURY NOTES - 2.0%
1.625%, 1/15/15 (TIPS) (k)                                       -0-               -0-                1,567         1,498,745
2.00%, 1/15/16 (TIPS) (a)                                       586           572,450                 1,373         1,341,872
2.375%, 4/15/11 (TIPS)                                           -0-               -0-                1,837         1,848,463
                                                                         -------------                            ------------
                                                                              572,450                               4,689,080
                                                                         -------------                            ------------

CANADA - 0.3%
Government of Canada
3.00%, 12/01/36 (a)                                  CAD        -0-               -0-          CAD       66            80,224
Province of Ontario
2.00%, 12/01/36 (a)                                             -0-               -0-                   601           547,684
                                                                         -------------                            ------------
                                                                                  -0-                                 627,908
                                                                         -------------                            ------------
TOTAL INFLATION-LINKED SECURITIES
(cost $5,247,718)                                                             572,450                               5,316,988
                                                                         -------------                            ------------

GOVERNMENT-RELATED-AGENCIES-1.9%
Development Bank of Japan
2.30%, 3/19/26 (a)                                   JPY    120,000         1,058,721          JPY  120,000         1,058,721
Japan Fin Corp. Muni Ent
Series INTL
1.35%, 11/26/13 (a)                                         147,000         1,278,372               147,000         1,278,372
Landwirtschaftliche Rentenbank
1.375%, 4/25/13 (a)                                         229,000         1,992,040               229,000         1,992,040
                                                                         -------------                            ------------
TOTAL GOVERNMENT-RELATED - AGENCIES
(cost $4,322,629)                                                           4,329,133                               4,329,133
                                                                         -------------                            ------------

ASSET-BACKED SECURITIES - 1.8%
HOME EQUITY LOANS - FLOATING RATE - 1.2%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
5.881%, 12/25/32 (b)                                 US$         -0-               -0-          US$     136           136,133
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1, Class 1A1
5.281%, 4/25/22 (b)                                              -0-               -0-                   24            22,471

                                                                                          AllianceBernstein
                                                AllianceBernstein                             Variable
                                                 Variable Products      AllianceBernstein     Products
                                                  Series Fund U.S.      Variable Products     Series Fund      AllianceBernstein
                                                 Government/High          Series Fund        Global Dollar      Variable Products
                                                 Grade Securities     U.S. Government/High    Government          Series Fund
                                                     Portfolio          Grade Securities      Portfolio          Global Dollar
                                                     Principal             Portfolio          Principal        Government Portfolio
                                                    Amount (000)       (U.S. $ Value)        Amount (000)       (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
Credit-Based Asset Servicing & Securities, Inc.
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (e)                               US$        218       $      216,333     US$     -0-     $         -0-
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
5.301%, 12/25/35 (b)                                          285              281,751             -0-               -0-
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
5.798%, 1/20/35 (b)                                           178              174,333             -0-               -0-
Home Equity Asset Trust
Series 2007-2, Class M1
5.935%, 7/25/37 (b)                                           475              436,805             -0-               -0-
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
5.241%, 11/25/36 (b)                                          490              484,717             -0-               -0-
Option One Mortgage Loan Trust
Series 2007-2, Class M1
5.491%, 3/25/37 (b)                                           160              146,853             -0-               -0-
RAAC Series
Series 2006-SP3, Class A1
5.211%, 8/25/36 (b)                                           119              118,481             -0-               -0-
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
5.301%, 3/25/35 (b)                                           108              107,220             -0-               -0-
Series 2005-RZ1, Class A2
5.331%, 4/25/35 (b)                                           221              218,818             -0-               -0-
Saxon Asset Securities Trust
Series 2005-4, Class A2B
5.311%, 11/25/37 (b)                                          171              171,156             -0-               -0-
Specialty Underwriting & Residential Finance
Series 2006-BC1, Class A2A
5.211%, 12/25/36 (b)                                           96               95,319             -0-               -0-
Structured Asset Investment Loan Trust
Series 2006-1, Class A1
5.211%, 1/25/36 (b)                                            45               44,446             -0-               -0-
                                                                  ---------------------                ------------------
                                                                             2,654,836                               -0-
                                                                  ---------------------                ------------------
HOME EQUITY LOANS - FIXED RATE - 0.5%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (e)                                            116              103,472             -0-               -0-
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36 (c)                                           475              435,285             -0-               -0-
Credit-Based Asset Servicing & Securities, Inc.
Series 2003-CB1, Class AF
3.45%, 1/25/33 (e)                                            252              238,930             -0-               -0-
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36 (e)                                           157              155,748             -0-               -0-
Series 2006-1, Class A2
5.30%, 5/25/36 (e)                                            120              102,151             -0-               -0-
Residential Funding Mortgage Securities, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35                                                157              155,885             -0-               -0-
                                                                  ---------------------                ------------------
                                                                             1,191,471                               -0-
                                                                  ---------------------                ------------------
AUTOS - FIXED RATE - 0.1%
Capital One Prime Auto Receivables Trust
Series 2005-1, Class A3
4.32%, 8/15/09                                                234              232,927             -0-               -0-
                                                                  ---------------------                ------------------

OTHER - FIXED RATE - 0.0%
DUNKN
Series 2006-1, Class A2
5.779%, 6/20/31 (d)                                           100               99,949             -0-               -0-
                                                                  ---------------------                ------------------
TOTAL ASSET-BACKED SECURITIES
(cost $4,329,824)                                                            4,179,183                               -0-
                                                                  ---------------------                ------------------

CORPORATES-1.6%
BRAZIL-0.2%
Banco Bmg SA
9.15%, 1/15/16 (d)                                            -0-                  -0-             100           106,000
Republic of Brazil
8.75%, 2/04/25                                                -0-                  -0-             126           161,280
Vale Overseas Ltd.
6.875%, 11/21/36                                              -0-                  -0-             134           138,056
                                                                  ---------------------                ------------------
                                                                                   -0-                           405,336
                                                                  ---------------------                ------------------
EL SALVADOR-0.0%
MMG Fiduciary (AES El Salvador)
6.75%, 2/01/16 (d)                                            -0-                  -0-             100            98,251
                                                                  ---------------------                ------------------

HONG KONG-0.1%
Chaoda Modern Agriculture
7.75%, 2/08/10 (d)                                            -0-                  -0-             115           111,837
Noble Group Ltd.
6.625%, 3/17/15 (d)                                           -0-                  -0-             100            93,025
                                                                  ---------------------                ------------------
                                                                                   -0-                           204,862
                                                                  ---------------------                ------------------
JAMAICA-0.1%
Digicel Ltd.
9.25%, 9/01/12 (d)                                            -0-                  -0-             100           102,750
                                                                  ---------------------                ------------------

KAZAKHSTAN-0.1%
ALB Finance BV
9.25%, 9/25/13 (d)                                            -0-                  -0-             100            89,657
Kazkommerts International BV
8.50%, 4/16/13 (d)                                            -0-                  -0-             100            94,590
Tengizchevroil Finance Co.
6.124%, 11/15/14 (d)                                          -0-                  -0-             100            98,490
                                                                  ---------------------                ------------------
                                                                                   -0-                           282,737
                                                                  ---------------------                ------------------
MALAYSIA-0.2%
Petronas Capital Ltd.
7.00%, 5/22/12 (d)                                            -0-                  -0-             426           455,735
                                                                  ---------------------                ------------------

PERU-0.1%
Southern Copper Corp.
7.50%, 7/27/35                                                -0-                  -0-             100           108,571
                                                                  ---------------------                ------------------

RUSSIA-0.8%
Alfa Bond Issuance PLC
8.625%, 12/09/15 (c)                                          -0-                  -0-             100            96,400
Citigroup (JSC Severstal)
Series REGS
9.25%, 4/19/14 (d)                                            -0-                  -0-              68            73,071
Evraz Group SA
8.25%, 11/10/15 (d)                                           -0-                  -0-             100           100,250
Gallery Capital SA
10.125%, 5/15/13 (d)                                          -0-                  -0-             100            94,850
Gazprom
6.51%, 3/07/22 (d)                                            -0-                  -0-             300           296,970
Gazprom OAO
9.625%, 3/01/13 (d)                                           -0-                  -0-             560           648,536
Gazstream SA
5.625%, 7/22/13 (d)                                           -0-                  -0-             115           113,842

                                                AllianceBernstein                            AllianceBernstein   AllianceBernstein
                                                Variable Products     AllianceBernstein     Variable Products    Variable Products
                                                   Series Fund        Variable Products        Series Fund          Series Fund
                                                    High Yield           Series Fund       Americas Government        Americas
                                                     Portfolio            High Yield        Income Portfolio         Government
                                                     Principal             Portfolio           Principal          Income Portfolio
                                                    Amount (000)         (U.S. $ Value)        Amount (000)        (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
Credit-Based Asset Servicing & Securities, Inc.
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (e)                                US$       -0-         $         -0-      US$      -0-      $         -0-
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
5.301%, 12/25/35 (b)                                          -0-                   -0-               -0-                -0-
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
5.798%, 1/20/35 (b)                                           -0-                   -0-               -0-                -0-
Home Equity Asset Trust
Series 2007-2, Class M1
5.935%, 7/25/37 (b)                                           -0-                   -0-               -0-                -0-
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
5.241%, 11/25/36 (b)                                          -0-                   -0-               -0-                -0-
Option One Mortgage Loan Trust
Series 2007-2, Class M1
5.491%, 3/25/37 (b)                                           -0-                   -0-               -0-                -0-
RAAC Series
Series 2006-SP3, Class A1
5.211%, 8/25/36 (b)                                           -0-                   -0-               -0-                -0-
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
5.301%, 3/25/35 (b)                                           -0-                   -0-               -0-                -0-
Series 2005-RZ1, Class A2
5.331%, 4/25/35 (b)                                           -0-                   -0-               -0-                -0-
Saxon Asset Securities Trust
Series 2005-4, Class A2B
5.311%, 11/25/37 (b)                                          -0-                   -0-               -0-                -0-
Specialty Underwriting & Residential Finance
Series 2006-BC1, Class A2A
5.211%, 12/25/36 (b)                                          -0-                   -0-               -0-                -0-
Structured Asset Investment Loan Trust
Series 2006-1, Class A1
5.211%, 1/25/36 (b)                                           -0-                   -0-               -0-                -0-
                                                                  ----------------------                  -------------------
                                                                                    -0-                                  -0-
                                                                  ----------------------                  -------------------
HOME EQUITY LOANS - FIXED RATE - 0.5%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (e)                                            -0-                   -0-               -0-                -0-
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36 (c)                                           -0-                   -0-               -0-                -0-
Credit-Based Asset Servicing & Securities, Inc.
Series 2003-CB1, Class AF
3.45%, 1/25/33 (e)                                            -0-                   -0-               -0-                -0-
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36 (e)                                           -0-                   -0-               -0-                -0-
Series 2006-1, Class A2
5.30%, 5/25/36 (e)                                            -0-                   -0-               -0-                -0-
Residential Funding Mortgage Securities, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35                                                -0-                   -0-               -0-                -0-
                                                                  ----------------------                  -------------------
                                                                                    -0-                                  -0-
                                                                  ----------------------                  -------------------
AUTOS - FIXED RATE - 0.1%
Capital One Prime Auto Receivables Trust
Series 2005-1, Class A3
4.32%, 8/15/09                                                -0-                   -0-               -0-                -0-
                                                                  ----------------------                  -------------------

OTHER - FIXED RATE - 0.0%
DUNKN
Series 2006-1, Class A2
5.779%, 6/20/31 (d)                                           -0-                   -0-               -0-                -0-
                                                                  ----------------------                  -------------------
TOTAL ASSET-BACKED SECURITIES
(cost $4,329,824)                                                                   -0-                                  -0-
                                                                  ----------------------                  -------------------

CORPORATES-1.6%
BRAZIL-0.2%
Banco Bmg SA
9.15%, 1/15/16 (d)                                            -0-                   -0-               -0-                -0-
Republic of Brazil
8.75%, 2/04/25                                                -0-                   -0-               -0-                -0-
Vale Overseas Ltd.
6.875%, 11/21/36                                              -0-                   -0-               -0-                -0-
                                                                  ----------------------                  -------------------
                                                                                    -0-                                  -0-
                                                                  ----------------------                  -------------------
EL SALVADOR-0.0%
MMG Fiduciary (AES El Salvador)
6.75%, 2/01/16 (d)                                            -0-                   -0-               -0-                -0-
                                                                  ----------------------                  -------------------

HONG KONG-0.1%
Chaoda Modern Agriculture
7.75%, 2/08/10 (d)                                            -0-                   -0-               -0-                -0-
Noble Group Ltd.
6.625%, 3/17/15 (d)                                           -0-                   -0-               -0-                -0-
                                                                  ----------------------                  -------------------
                                                                                    -0-                                  -0-
                                                                  ----------------------                  -------------------
JAMAICA-0.1%
Digicel Ltd.
9.25%, 9/01/12 (d)                                            -0-                   -0-               -0-                -0-
                                                                  ----------------------                  -------------------

KAZAKHSTAN-0.1%
ALB Finance BV
9.25%, 9/25/13 (d)                                            -0-                   -0-               -0-                -0-
Kazkommerts International BV
8.50%, 4/16/13 (d)                                            -0-                   -0-               -0-                -0-
Tengizchevroil Finance Co.
6.124%, 11/15/14 (d)                                          -0-                   -0-               -0-                -0-
                                                                  ----------------------                  -------------------
                                                                                    -0-                                  -0-
                                                                  ----------------------                  -------------------
MALAYSIA-0.2%
Petronas Capital Ltd.
7.00%, 5/22/12 (d)                                            -0-                   -0-               -0-                -0-
                                                                  ----------------------                  -------------------

PERU-0.1%
Southern Copper Corp.
7.50%, 7/27/35                                                -0-                   -0-               -0-                -0-
                                                                  ----------------------                  -------------------

RUSSIA-0.8%
Alfa Bond Issuance PLC
8.625%, 12/09/15 (c)                                          -0-                   -0-               -0-                -0-
Citigroup (JSC Severstal)
Series REGS
9.25%, 4/19/14 (d)                                            -0-                   -0-               -0-                -0-
Evraz Group SA
8.25%, 11/10/15 (d)                                           -0-                   -0-               -0-                -0-
Gallery Capital SA
10.125%, 5/15/13 (d)                                          -0-                   -0-               -0-                -0-
Gazprom
6.51%, 3/07/22 (d)                                            -0-                   -0-               -0-                -0-
Gazprom OAO
9.625%, 3/01/13 (d)                                           -0-                   -0-               -0-                -0-
Gazstream SA
5.625%, 7/22/13 (d)                                           -0-                   -0-               -0-                -0-

                                                                                                Pro Forma            Pro Forma
                                                 AllianceBernstein                           AllianceBernstein     AllianceBernstein
                                                  Variable Products      AllianceBernstein    Variable Products   Variable Products
                                                    Series Fund         Variable Products    Series Fund  U.S.     Series Fund U.S.
                                                     Global Bond            Series Fund       Government/High      Government/High
                                                      Portfolio             Global Bond       Grade Securities     Grade Securities
                                                      Principal              Portfolio       Portfolio Principal      Portfolio
                                                     Amount (000)          (U.S. $ Value)       Amount (000)        (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
Credit-Based Asset Servicing & Securities, Inc.
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (e)                                US$       -0-         $        -0-         US$       218           $ 216,333
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
5.301%, 12/25/35 (b)                                          -0-                  -0-                   285             281,751
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
5.798%, 1/20/35 (b)                                           -0-                  -0-                   178             174,333
Home Equity Asset Trust
Series 2007-2, Class M1
5.935%, 7/25/37 (b)                                           -0-                  -0-                   475             436,805
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
5.241%, 11/25/36 (b)                                          -0-                  -0-                   490             484,717
Option One Mortgage Loan Trust
Series 2007-2, Class M1
5.491%, 3/25/37 (b)                                           -0-                  -0-                   160             146,853
RAAC Series
Series 2006-SP3, Class A1
5.211%, 8/25/36 (b)                                           -0-                  -0-                   119             118,481
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
5.301%, 3/25/35 (b)                                           -0-                  -0-                   108             107,220
Series 2005-RZ1, Class A2
5.331%, 4/25/35 (b)                                           -0-                  -0-                   221             218,818
Saxon Asset Securities Trust
Series 2005-4, Class A2B
5.311%, 11/25/37 (b)                                          -0-                  -0-                   171             171,156
Specialty Underwriting & Residential Finance
Series 2006-BC1, Class A2A
5.211%, 12/25/36 (b)                                          -0-                  -0-                    96              95,319
Structured Asset Investment Loan Trust
Series 2006-1, Class A1
5.211%, 1/25/36 (b)                                           -0-                  -0-                    45              44,446
                                                                  ---------------------                      -------------------
                                                                                   -0-                                 2,654,836
                                                                  ---------------------                      -------------------
HOME EQUITY LOANS - FIXED RATE - 0.5%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (e)                                            -0-                  -0-                   116             103,472
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36 (c)                                           -0-                  -0-                   475             435,285
Credit-Based Asset Servicing & Securities, Inc.
Series 2003-CB1, Class AF
3.45%, 1/25/33 (e)                                            -0-                  -0-                   252             238,930
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36 (e)                                           -0-                  -0-                   157             155,748
Series 2006-1, Class A2
5.30%, 5/25/36 (e)                                            -0-                  -0-                   120             102,151
Residential Funding Mortgage Securities, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35                                                -0-                  -0-                   157             155,885
                                                                  ---------------------                      -------------------
                                                                                   -0-                                 1,191,471
                                                                  ---------------------                      -------------------
AUTOS - FIXED RATE - 0.1%
Capital One Prime Auto Receivables Trust
Series 2005-1, Class A3
4.32%, 8/15/09                                                -0-                  -0-                   234             232,927
                                                                  ---------------------                      -------------------

OTHER - FIXED RATE - 0.0%
DUNKN
Series 2006-1, Class A2
5.779%, 6/20/31 (d)                                           -0-                  -0-                   100              99,949
                                                                  ---------------------                      -------------------
TOTAL ASSET-BACKED SECURITIES
(cost $4,329,824)                                                                  -0-                                 4,179,183
                                                                  ---------------------                      -------------------

CORPORATES-1.6%
BRAZIL-0.2%
Banco Bmg SA
9.15%, 1/15/16 (d)                                            -0-                  -0-                   100             106,000
Republic of Brazil
8.75%, 2/04/25                                                -0-                  -0-                   126             161,280
Vale Overseas Ltd.
6.875%, 11/21/36                                              -0-                  -0-                   134             138,056
                                                                  ---------------------                      -------------------
                                                                                   -0-                                   405,336
                                                                  ---------------------                      -------------------
EL SALVADOR-0.0%
MMG Fiduciary (AES El Salvador)
6.75%, 2/01/16 (d)                                            -0-                  -0-                   100              98,251
                                                                  ---------------------                      -------------------

HONG KONG-0.1%
Chaoda Modern Agriculture
7.75%, 2/08/10 (d)                                            -0-                  -0-                   115             111,837
Noble Group Ltd.
6.625%, 3/17/15 (d)                                           -0-                  -0-                   100              93,025
                                                                  ---------------------                      -------------------
                                                                                   -0-                                   204,862
                                                                  ---------------------                      -------------------
JAMAICA-0.1%
Digicel Ltd.
9.25%, 9/01/12 (d)                                            -0-                  -0-                   100             102,750
                                                                  ---------------------                      -------------------

KAZAKHSTAN-0.1%
ALB Finance BV
9.25%, 9/25/13 (d)                                            -0-                  -0-                   100              89,657
Kazkommerts International BV
8.50%, 4/16/13 (d)                                            -0-                  -0-                   100              94,590
Tengizchevroil Finance Co.
6.124%, 11/15/14 (d)                                          -0-                  -0-                   100              98,490
                                                                  ---------------------                      -------------------
                                                                                   -0-                                   282,737
                                                                  ---------------------                      -------------------
MALAYSIA-0.2%
Petronas Capital Ltd.
7.00%, 5/22/12 (d)                                            -0-                  -0-                   426             455,735
                                                                  ---------------------                      -------------------

PERU-0.1%
Southern Copper Corp.
7.50%, 7/27/35                                                -0-                  -0-                   100             108,571
                                                                  ---------------------                      -------------------

RUSSIA-0.8%
Alfa Bond Issuance PLC
8.625%, 12/09/15 (c)                                          -0-                  -0-                   100              96,400
Citigroup (JSC Severstal)
Series REGS
9.25%, 4/19/14 (d)                                            -0-                  -0-                    68              73,071
Evraz Group SA
8.25%, 11/10/15 (d)                                           -0-                  -0-                   100             100,250
Gallery Capital SA
10.125%, 5/15/13 (d)                                          -0-                  -0-                   100              94,850
Gazprom
6.51%, 3/07/22 (d)                                            -0-                  -0-                   300             296,970
Gazprom OAO
9.625%, 3/01/13 (d)                                           -0-                  -0-                   560             648,536
Gazstream SA
5.625%, 7/22/13 (d)                                           -0-                  -0-                   115             113,842

                                                                                          AllianceBernstein
                                                AllianceBernstein                             Variable
                                                 Variable Products      AllianceBernstein     Products
                                                  Series Fund U.S.      Variable Products     Series Fund      AllianceBernstein
                                                 Government/High          Series Fund        Global Dollar      Variable Products
                                                 Grade Securities     U.S. Government/High    Government          Series Fund
                                                     Portfolio          Grade Securities      Portfolio          Global Dollar
                                                     Principal             Portfolio          Principal        Government Portfolio
                                                    Amount (000)       (U.S. $ Value)        Amount (000)       (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
Mobile Telesystems Finance
9.75%, 1/30/08 (d)                                   US$         -0-     $          -0-        US$      100         $ 100,890
Series REGS
9.75%, 1/30/08 (d)                                               -0-                -0-                  25            25,138
Russia Agriculture Bank Rshb C
6.299%, 5/15/17 (d)                                              -0-                -0-                 147           138,386
Russian Standard Finance
7.50%, 10/07/10 (d)                                              -0-                -0-                 100            87,740
TNK-BP Finance SA
7.50%, 7/18/16 (d)                                               -0-                -0-                 100            99,310
Tyumen Oil Co.
11.00%, 11/06/07 (d)                                             -0-                -0-                  55            55,165
                                                                         -------------                            ------------
                                                                                    -0-                             1,930,548
                                                                         -------------                            ------------
TOTAL CORPORATES
(cost $3,642,281)                                                                   -0-                             3,588,790
                                                                         -------------                            ------------

MORTGAGE CMO'S - 0.9%
NON-AGENCY ADJUSTABLE RATE - 0.5%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.988%, 12/25/35 (b)                                            168            163,111                   -0-               -0-
Series 2007-OA3, Class M1
5.441%, 4/25/47 (b)                                             145            118,217                   -0-               -0-
Washington Mutual Mortgage Pass Through
Series 2005-AR2, Class 2A22
5.351%, 1/25/45 (b)                                               6              5,536                   -0-               -0-
Series 2007-OA1, Class A1A
5.683%, 2/25/47 (b)                                             389            374,955                   -0-               -0-
Series 2007-OA3, Class B1
5.581%, 4/25/47 (b)                                             449            402,464                   -0-               -0-
                                                                         -------------                            ------------
                                                                             1,064,283                                     -0-
                                                                         -------------                            ------------

NON-AGENCY FIXED RATE - 0.4%
Morgan Stanley Mortgage Loan Trust
Series 2006-11, Class 1A2
6.354%, 8/25/36 (c)                                             290            291,098                   -0-               -0-
Residential Accredit Loans, Inc.
Series 2007-QS1, Class 1A1
6.00%, 1/25/37                                                  308            312,239                   -0-               -0-
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR11, Class A4
5.525%, 8/25/36 (c)                                             397            394,899                   -0-               -0-
                                                                         -------------                            ------------
                                                                               998,236                                     -0-
                                                                         -------------                            ------------

AGENCY ADJUSTABLE RATE - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
5.582%, 5/28/35 (b)                                              50             48,059                   -0-               -0-
                                                                         -------------                            ------------
TOTAL MORTGAGE CMO'S
(cost $2,200,577)                                                            2,110,578                                     -0-
                                                                         -------------                            ------------

AGENCIES - 0.9%
CANADA - 0.9%
Canada Housing Trust No 1
3.55%, 9/15/10 (a)
(cost $1,745,461)                                                -0-                -0-                  -0-               -0-
                                                                         -------------                            ------------

GOVERNMENT-RELATED-U.S. AGENCIES-0.8%
AGENCY DEBENTURES-0.8%
Federal Home Loan Mortgage Corp.
4.75%, 1/19/16 (a)
(cost $1,782,649)                                                -0-                -0-                  -0-               -0-
                                                                         -------------                            ------------

GOVERNMENT-RELATED - PROVINCIALS - 0.7%
CANADA - 0.7%
Province of Ontario
5.60%, 6/02/35 (a)                                               -0-                -0-                  -0-               -0-
Province of Quebec
5.50%, 12/01/14 (a)                                              -0-                -0-                  -0-               -0-
6.00%, 10/01/12                                                  -0-                -0-                  -0-               -0-
                                                                         -------------                            ------------
TOTAL GOVERNMENT-RELATED - PROVINCIALS
(cost $1,416,213)                                                                   -0-                                    -0-
                                                                         -------------                            ------------

TREASURY BILLS-0.3%
TREASURY BILLS-0.3%
Canada Treasury Bills
Zero Coupon, 10/18/07 (a)
(cost $644,125)                                      CAD         -0-                -0-        CAD       -0-               -0-
                                                                         -------------                            ------------

EMERGING MARKETS - NON-INVESTMENT GRADES - 0.1%
INDUSTRIAL - 0.1%
CONSUMER CYCLICAL - OTHER - 0.1%
Royal Caribbean Cruises Ltd.
8.75%, 2/02/11
(cost $133,252)                                      US$         -0-                -0-        US$       -0-               -0-
                                                                         -------------                            ------------

NON-CONVERTIBLE - PREFERRED STOCKS - 0.1%
FINANCIAL INSTITUTIONS - 0.1%
REITS - 0.1%
Sovereign REIT
12.00% (d)
(cost $87,659)                                                   -0-                -0-                  -0-               -0-
                                                                         -------------                            ------------

SHORT-TERM INVESTMENTS-4.0%
TIME DEPOSIT-4.0%
The Bank of New York
3.75%, 10/01/07                                      US$        836            836,000         US$      128           128,000
Societe Generale
4.95%, 10/01/07                                                  -0-                -0-                  -0-               -0-
                                                                         -------------                            ------------
(cost $9,186,000)                                                              836,000                                128,000
                                                                         -------------                            ------------

TOTAL INVESTMENTS-100.1%
(cost $226,010,446)                                                         89,014,198                             25,882,770
OTHER ASSETS LESS LIABILITIES-(0.1%)                                           838,954                                304,489
                                                                         -------------                            ------------
NET ASSETS-100.0%                                                        $  89,853,152                            $ 26,187,259
                                                                         -------------                            ------------

                                                AllianceBernstein                            AllianceBernstein
                                                Variable Products                           Variable Products    AllianceBernstein
                                                   Series Fund         AllianceBernstein       Series Fund       Variable Products
                                                    High Yield         Variable Products    Americas Government     Series Fund
                                                     Portfolio           Series Fund         Income Portfolio         Americas
                                                     Shares of           High Yield             Shares of            Government
                                                     Principal            Portfolio             Principal          Income Portfolio
                                                    Amount (000)       (U.S. $ Value)          Amount (000)         (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
Mobile Telesystems Finance
9.75%, 1/30/08 (d)                                   US$         -0-     $          -0-        US$       -0-      $        -0-
Series REGS
9.75%, 1/30/08 (d)                                               -0-                -0-                  -0-               -0-
Russia Agriculture Bank Rshb C
6.299%, 5/15/17 (d)                                              -0-                -0-                  -0-               -0-
Russian Standard Finance
7.50%, 10/07/10 (d)                                              -0-                -0-                  -0-               -0-
TNK-BP Finance SA
7.50%, 7/18/16 (d)                                               -0-                -0-                  -0-               -0-
Tyumen Oil Co.
11.00%, 11/06/07 (d)                                             -0-                -0-                  -0-               -0-
                                                                          -------------                            ------------
                                                                                    -0-                                    -0-
                                                                          -------------                            ------------
TOTAL CORPORATES
(cost $3,642,281)                                                                   -0-                                    -0-
                                                                          -------------                            ------------

MORTGAGE CMO'S - 0.9%
NON-AGENCY ADJUSTABLE RATE - 0.5%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.988%, 12/25/35 (b)                                             -0-                -0-                  -0-               -0-
Series 2007-OA3, Class M1
5.441%, 4/25/47 (b)                                              -0-                -0-                  -0-               -0-
Washington Mutual Mortgage Pass Through
Series 2005-AR2, Class 2A22
5.351%, 1/25/45 (b)                                              -0-                -0-                  -0-               -0-
Series 2007-OA1, Class A1A
5.683%, 2/25/47 (b)                                              -0-                -0-                  -0-               -0-
Series 2007-OA3, Class B1
5.581%, 4/25/47 (b)                                              -0-                -0-                  -0-               -0-
                                                                          -------------                            ------------
                                                                                    -0-                                    -0-
                                                                          -------------                            ------------

NON-AGENCY FIXED RATE - 0.4%
Morgan Stanley Mortgage Loan Trust
Series 2006-11, Class 1A2
6.354%, 8/25/36 (c)                                              -0-                -0-                  -0-               -0-
Residential Accredit Loans, Inc.
Series 2007-QS1, Class 1A1
6.00%, 1/25/37                                                   -0-                -0-                  -0-               -0-
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR11, Class A4
5.525%, 8/25/36 (c)                                              -0-                -0-                  -0-               -0-
                                                                          -------------                            ------------
                                                                                    -0-                                    -0-
                                                                          -------------                            ------------

AGENCY ADJUSTABLE RATE - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
5.582%, 5/28/35 (b)                                              -0-                -0-                  -0-               -0-
                                                                          -------------                            ------------
TOTAL MORTGAGE CMO'S
(cost $2,200,577)                                                                   -0-                                    -0-
                                                                          -------------                            ------------

AGENCIES - 0.9%
CANADA - 0.9%
Canada Housing Trust No 1
3.55%, 9/15/10 (a)
(cost $1,745,461)                                                -0-                -0-               2,000         1,966,380
                                                                          -------------                            ------------

GOVERNMENT-RELATED-U.S. AGENCIES-0.8%
AGENCY DEBENTURES-0.8%
Federal Home Loan Mortgage Corp.
4.75%, 1/19/16 (a)
(cost $1,782,649)                                                -0-                -0-                  -0-               -0-
                                                                          -------------                            ------------

GOVERNMENT-RELATED - PROVINCIALS - 0.7%
CANADA - 0.7%
Province of Ontario
5.60%, 6/02/35 (a)                                               -0-                -0-                 300           331,374
Province of Quebec
5.50%, 12/01/14 (a)                                              -0-                -0-                 600           633,883
6.00%, 10/01/12                                                  -0-                -0-                 648           693,917
                                                                          -------------                            ------------
TOTAL GOVERNMENT-RELATED - PROVINCIALS
(cost $1,416,213)                                                                   -0-                             1,659,174
                                                                          -------------                            ------------

TREASURY BILLS-0.3%
TREASURY BILLS-0.3%
Canada Treasury Bills
Zero Coupon, 10/18/07 (a)
(cost $644,125)                                      CAD         -0-                -0-        CAD       -0-               -0-
                                                                          -------------                            ------------

EMERGING MARKETS - NON-INVESTMENT GRADES - 0.1%
INDUSTRIAL - 0.1%
CONSUMER CYCLICAL - OTHER - 0.1%
Royal Caribbean Cruises Ltd.
8.75%, 2/02/11
(cost $133,252)                                      US$        140            149,294         US$       -0-               -0-
                                                                          -------------                            ------------

NON-CONVERTIBLE - PREFERRED STOCKS - 0.1%
FINANCIAL INSTITUTIONS - 0.1%
REITS - 0.1%
Sovereign REIT
12.00% (d)
(cost $87,659)                                                   93            134,472                   -0-               -0-
                                                                          -------------                            ------------

SHORT-TERM INVESTMENTS-4.0%
TIME DEPOSIT-4.0%
The Bank of New York
3.75%, 10/01/07                                      US$        363            363,000         US$      877           877,000
Societe Generale
4.95%, 10/01/07                                                  -0-                -0-                  -0-               -0-
                                                                          -------------                            ------------
(cost $9,186,000)                                                              363,000                                877,000
                                                                          -------------                            ------------

TOTAL INVESTMENTS-100.1%
(cost $226,010,446)                                                         35,422,503                             40,084,353
OTHER ASSETS LESS LIABILITIES-(0.1%)                                           441,801                             (2,100,831)
                                                                          -------------                            ------------
NET ASSETS-100.0%                                                         $ 35,864,304                           $ 37,983,522
                                                                          -------------                            ------------

                                                                                                Pro Forma            Pro Forma
                                                 AllianceBernstein                           AllianceBernstein     AllianceBernstein
                                                  Variable Products      AllianceBernstein    Variable Products   Variable Products
                                                    Series Fund         Variable Products    Series Fund  U.S.     Series Fund U.S.
                                                     Global Bond            Series Fund       Government/High      Government/High
                                                      Portfolio             Global Bond       Grade Securities     Grade Securities
                                                      Principal              Portfolio       Portfolio Principal      Portfolio
                                                     Amount (000)          (U.S. $ Value)       Amount (000)        (U.S. $ Value)
                                                 ----------------------------------------   ----------------------------------------
Mobile Telesystems Finance
9.75%, 1/30/08 (d)                                   US$         -0-     $          -0-        US$      100         $ 100,890
Series REGS
9.75%, 1/30/08 (d)                                               -0-                -0-                  25            25,138
Russia Agriculture Bank Rshb C
6.299%, 5/15/17 (d)                                              -0-                -0-                 147           138,386
Russian Standard Finance
7.50%, 10/07/10 (d)                                              -0-                -0-                 100            87,740
TNK-BP Finance SA
7.50%, 7/18/16 (d)                                               -0-                -0-                 100            99,310
Tyumen Oil Co.
11.00%, 11/06/07 (d)                                             -0-                -0-                  55            55,165
                                                                          -------------                            ------------
                                                                                    -0-                             1,930,548
                                                                          -------------                            ------------
TOTAL CORPORATES
(cost $3,642,281)                                                                   -0-                             3,588,790
                                                                          -------------                            ------------

MORTGAGE CMO'S - 0.9%
NON-AGENCY ADJUSTABLE RATE - 0.5%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.988%, 12/25/35 (b)                                             -0-                -0-                 168           163,111
Series 2007-OA3, Class M1
5.441%, 4/25/47 (b)                                              -0-                -0-                 145           118,217
Washington Mutual Mortgage Pass Through
Series 2005-AR2, Class 2A22
5.351%, 1/25/45 (b)                                              -0-                -0-                   6             5,536
Series 2007-OA1, Class A1A
5.683%, 2/25/47 (b)                                              -0-                -0-                 389           374,955
Series 2007-OA3, Class B1
5.581%, 4/25/47 (b)                                              -0-                -0-                 449           402,464
                                                                          -------------                            ------------
                                                                                    -0-                             1,064,283
                                                                          -------------                            ------------

NON-AGENCY FIXED RATE - 0.4%
Morgan Stanley Mortgage Loan Trust
Series 2006-11, Class 1A2
6.354%, 8/25/36 (c)                                              -0-                -0-                 290           291,098
Residential Accredit Loans, Inc.
Series 2007-QS1, Class 1A1
6.00%, 1/25/37                                                   -0-                -0-                 308           312,239
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR11, Class A4
5.525%, 8/25/36 (c)                                              -0-                -0-                 397           394,899
                                                                          -------------                            ------------
                                                                                    -0-                               998,236
                                                                          -------------                            ------------

AGENCY ADJUSTABLE RATE - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
5.582%, 5/28/35 (b)                                              -0-                -0-                  50            48,059
                                                                          -------------                            ------------
TOTAL MORTGAGE CMO'S
(cost $2,200,577)                                                                   -0-                             2,110,578
                                                                          -------------                            ------------

AGENCIES - 0.9%
CANADA - 0.9%
Canada Housing Trust No 1
3.55%, 9/15/10 (a)
(cost $1,745,461)                                                -0-                -0-               2,000         1,966,380
                                                                          -------------                            ------------

GOVERNMENT-RELATED-U.S. AGENCIES-0.8%
AGENCY DEBENTURES-0.8%
Federal Home Loan Mortgage Corp.
4.75%, 1/19/16 (a)
(cost $1,782,649)                                             1,810          1,791,341                1,810         1,791,341
                                                                          -------------                            ------------

GOVERNMENT-RELATED - PROVINCIALS - 0.7%
CANADA - 0.7%
Province of Ontario
5.60%, 6/02/35 (a)                                              -0-                 -0-                 300           331,374
Province of Quebec
5.50%, 12/01/14 (a)                                             -0-                 -0-                 600           633,883
6.00%, 10/01/12                                                 -0-                 -0-                 648           693,917
                                                                          -------------                            ------------
TOTAL GOVERNMENT-RELATED - PROVINCIALS
(cost $1,416,213)                                                                   -0-                             1,659,174
                                                                          -------------                            ------------

TREASURY BILLS-0.3%
TREASURY BILLS-0.3%
Canada Treasury Bills
Zero Coupon, 10/18/07 (a)
(cost $644,125)                                      CAD        665            667,126         CAD      665           667,126
                                                                          -------------                            ------------

EMERGING MARKETS - NON-INVESTMENT GRADES - 0.1%
INDUSTRIAL - 0.1%
CONSUMER CYCLICAL - OTHER - 0.1%
Royal Caribbean Cruises Ltd.
8.75%, 2/02/11
(cost $133,252)                                      US$         -0-                -0-        US$      140           149,294
                                                                          -------------                            ------------

NON-CONVERTIBLE - PREFERRED STOCKS - 0.1%
FINANCIAL INSTITUTIONS - 0.1%
REITS - 0.1%
Sovereign REIT
12.00% (d)
(cost $87,659)                                                   -0-                -0-                  93           134,472
                                                                          -------------                            ------------

SHORT-TERM INVESTMENTS-4.0%
TIME DEPOSIT-4.0%
The Bank of New York
3.75%, 10/01/07                                      US$        482            482,000         US$    2,686         2,686,000
Societe Generale
4.95%, 10/01/07                                               6,500          6,500,000                6,500         6,500,000
                                                                          -------------                            ------------
(cost $9,186,000)                                                            6,982,000                              9,186,000
                                                                          -------------                            ------------

TOTAL INVESTMENTS-100.1%
(cost $226,010,446)                                                         39,090,781                            229,494,605
OTHER ASSETS LESS LIABILITIES-(0.1%)                                           214,953                               (300,634)
                                                                          -------------                            ------------

NET ASSETS-100.0%                                                        $  39,305,734                          $ 229,193,971
                                                                          -------------                            ------------

FORWARD CURRENCY EXCHANGE CONTRACTS
                                                                                                                Unrealized
                                                     Contract           Value on          U.S. $ Value at      Appreciation/
                                                   Amount (000)      Origination Date   September 30, 2007    (Depreciation)
                                                   ------------      ----------------   ------------------    --------------
Buy Contracts:
Australian Dollar
settling 11/29/07                                        82              $70,281           $72,161              $1,880
Canadian Dollar
settling 11/16/07                                       779              777,907           783,463               5,556
Canadian Dollar
settling 11/16/07                                     2,381            2,374,801         2,394,867              20,066
Danish Krone
settling 10/23/07                                     1,916              347,658           366,621              18,963
Euro
settling 10/30/07                                     7,749           10,588,716        11,058,464             469,748
Euro
settling 10/30/07                                       122              172,177           173,812               1,635
Great British Pound
settling 11/28/07                                       924            1,846,256         1,888,613              42,357
Japanese Yen
settling 10/16/07                                    48,711              427,521           424,820              (2,701)
Japanese Yen
settling 10/16/07                                    81,900              719,869           714,266              (5,603)
Japanese Yen
settling 11/28/07                                   242,508            2,106,949         2,126,164              19,215
Mexican Nuevo Peso
settling 10/04/07                                       218               19,802           19,922                  120
Mexican Nuevo Peso
settling 10/04/07                                     5,038              462,947           460,579              (2,368)
Mexican Nuevo Peso
settling 10/04/07                                     8,605              784,531           786,610               2,079
New Zealand Dollar
settling 11/19/07                                       565              402,452           425,921              23,469
Norwegian Krone
settling 11/13/07                                     8,364            1,499,599         1,550,880              51,281
Swiss Franc
settling 10/15/07                                       265              222,538           228,002               5,464
Sale Contracts:
Canadian Dollar
settling 11/16/07                                        57               54,657            57,719              (3,062)
Canadian Dollar
settling 11/16/07                                     3,691            3,514,271         3,712,829            (198,558)
Euro
settling 10/30/07                                       117              160,208           167,163              (6,955)
Euro
settling 10/30/07                                       330              456,939           470,526             (13,587)
Euro
settling 10/30/07                                     1,002            1,399,910         1,429,212             (29,302)
Euro
settling 10/30/07                                        20               28,106            28,379                (273)
Japanese Yen
settling 10/16/07                                    99,946              854,708           871,655             (16,947)
Japanese Yen
settling 10/16/07                                   123,201            1,063,326         1,074,469             (11,143)
Mexican Nuevo Peso
settling 10/04/07                                        36                3,313             3,296                  17
Mexican Nuevo Peso
settling 10/04/07                                     6,078              544,998           555,652             (10,654)
Mexican Nuevo Peso
settling 10/04/07                                    74,403            6,760,602         6,801,662             (41,060)
New Zealand Dollar
settling 11/19/07                                       824              586,762           621,822             (35,060)
Norwegian Krone
settling 11/13/07                                     7,623            1,323,645         1,413,450             (89,805)
Singapore Dollar
settling 10/29/07                                     1,283              845,752           865,118             (19,366)
Swedish Krona
settling 12/11/07                                     4,946              759,167           769,121              (9,954)


CREDIT DEFAULT SWAP CONTRACTS
                                                                             Notional                                 Unrealized
                                                                              Amount     Interest     Termination    Appreciation/
Swap Counterparty & Referenced Obligation                                     (000)        Rate           Date      (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Sale Contracts:
Citigroup Global Markets, Inc. (Federal Republic of Brazil 12.25% 3/6/30)     $600        3.09%         8/20/10       $43,316
Citigroup Global Markets, Inc. (Republic of Philippines 10.625% 3/16/25)       130         4.95         3/20/09        8,396
JPMorgan Chase (OAO Gazprom 10.50% 10/21/09)                                   360         1.04        10/20/10        3,192
Lehman Brothers (Republic of Venezuela 9.25% 9/15/27)                          280         0.69         4/20/08       (1,351)

INTEREST RATE SWAP TRANSACTIONS
                                                                                 Rate Type
                                                                      -----------------------------
                                         Notional                         Payments         Payments          Unrealized
                                          Amount      Termination         made by          received by      Appreciation/
Swap Counterparty                         (000)           Date          the Portfolio     the Portfolio     (Depreciation)
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers                           $3,505          11/2/07      3 month LIBOR+       4.814%            $35,935
Lehman Brothers                            1,500          12/4/11      3 month LIBOR+       4.8504%            19,038
Lehman Brothers                            1,000           3/2/16      3 month LIBOR+       5.0625%            (5,002)

REVERSE REPURCHASE AGREEMENTS
Broker                                         Interest Rate      Maturity        Amount
--------------------------------------------------------------------------------------------
Greenwich Capital                                  4.65%          10/3/07       $ 5,866,981
Greenwich Capital                                  4.65           10/3/07         1,501,783
                                                                                ------------
                                                                                $ 7,368,764

----------
(a) Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $58,236,581.

(b) Floating Rate Security. Stated interest rate was in effect at September 30, 2007.

(c)  Variable rate coupon, rate shown as of September 30, 2007.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate market value of these securities amounted to $19,859,482 or 8.7% of net assets.

(e) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2007.

(f)  Pay-In-Kind Payments (PIK).

(g) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(h)  Illiquid security, valued at fair value.

(i) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.002% of net assets as of September 30, 2007, is considered illiquid and restricted.

                                             Acquisition           Acquisition       Market        Percentage of
Restricted Securities                            Date                  Cost          Value          Net Assets
-------------------------------------------------------------------------------------------------------------------
Russell-Stanley Holdings, Inc.             11/09/01-6/06/05          $463,798        $4,566           0.002%
9.00%, 11/30/08

(j)  Security is in default and is non-income producing.

(k) Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $7,384,074.

Currency Abbreviations:
AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro Dollar
GBP - Great British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

Glossary:
LIBOR - London Interbank Offered Rates
TIPS - Treasury Inflation Protected Security

   PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
   ALLIANCEBERNSTEIN VARIABLE PRODUCTS
   SERIES FUND U.S. GOVERNMENT/HIGH
   GRADE SECURITIES PORTFOLIO
                                     AllianceBernstein Variable Products Series Fund U.S. Government/High Grade Securities Portfolio
                                                  AllianceBernstein Variable Products Series Fund Global Dollar Government Portfolio
                                                                AllianceBernstein Variable Products Series Fund High Yield Portfolio
                                                AllianceBernstein Variable Products Series Fund Americas Government Income Portfolio
   September 30, 2007 (unaudited                               AllianceBernstein Variable Products Series Fund Global Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                            AllianceBernstein   AllianceBernstein
                                                                            Variable Products   Variable Products  AllianceBernstein
                                                                               Series Fund        Series Fund      Variable Products
                                                                          U.S. Government/High    Global Dollar        Series Fund
                                                                            Grade Securities       Government          High Yield
                                                                                Portfolio          Portfolio           Portfolio
                                                                          ---------------------  ----------------  -----------------
ASSETS
   Investments in securities, at value (cost $226,010,446)..................    $ 89,014,198        $ 25,882,770    $ 35,422,503
   Cash.....................................................................         160,435              14,313              24
   Foreign cash, at value (cost $118,879)...................................             -0-                 -0-             -0-
   Unrealized appreciation of interest rate swap contracts..................          54,973                 -0-             -0-
   Unrealized appreciation of credit default swap contracts.................             -0-              54,904             -0-
   Unrealized appreciation of forward currency exchange contracts...........             -0-                 -0-             -0-
   Receivable for investment securities sold and foreign currency
   contracts................................................................       1,797,580               9,316             -0-
   Dividends and interest receivable........................................         800,160             435,202         720,922
   Receivable for capital stock sold........................................           8,296               1,449          14,503
                                                                             ---------------      --------------  --------------
   Total assets.............................................................      91,835,642          26,397,954      36,157,952
                                                                             ---------------      --------------  --------------

 LIABILITIES
   Due to custodian.........................................................             -0-                 -0-             -0-
   Unrealized depreciation of interest rate swap contracts..................           5,002                 -0-             -0-
   Unrealized depreciation of credit default swap contracts.................             -0-               1,351             -0-
   Unrealized depreciation of forward currency exchange contracts...........             -0-                 -0-             -0-
   Payable for investment securities purchased and foreign currency
   contracts................................................................       1,600,560              13,130          20,000
   Payable for capital stock redeemed.......................................         191,440              47,144         127,376
   Custodian fee payable....................................................          43,098              49,281          37,086
   Printing fee payable.....................................................          39,379              22,615          20,983
   Audit and legal fees payable.............................................          35,960              41,787          48,334
   Advisory fee payable.....................................................          32,944              10,716          14,603
   Administrative fee payable...............................................          21,373              21,335          21,373
   Distribution fee payable.................................................           4,080               1,081           1,956
   Transfer Agent fee payable...............................................              58                  58              58
   Reverse repurchase agreements............................................             -0-                 -0-             -0-
   Accrued expenses.........................................................           8,596               2,197           1,879
                                                                             ---------------      --------------  --------------
   Total liabilities........................................................       1,982,490             210,695         293,648
                                                                             ---------------      --------------  --------------

   NET ASSETS...............................................................    $ 89,853,152        $ 26,187,259    $ 35,864,304
                                                                             ---------------      --------------  --------------

   COMPOSITION OF NET ASSETS
   Capital stock, at par....................................................         $ 7,768             $ 1,988         $ 5,116
   Additional paid-in capital...............................................      87,821,776          23,499,727      49,735,251
   Undistributed net investment income/distributions in excess of net
   investment income........................................................       3,321,620             973,928       1,886,142
   Accumulated net realized gain (loss) on investment and foreign
   currency transactions.........................................                 (1,138,881)            347,655     (14,835,294)
   Net unrealized appreciation (depreciation) of investments
   and foreign currency denominated assets and liabilities..................        (159,131)          1,363,961        (926,911)
                                                                             ---------------      --------------  --------------
                                                                                $ 89,853,152        $ 26,187,259    $ 35,864,304
                                                                             ---------------      --------------  --------------

   CLASS A SHARES
   Net Assets...............................................................    $ 69,267,676        $ 20,902,760    $ 26,254,269
   Shares of capital stock outstanding......................................       5,977,348           1,585,450       3,743,544
                                                                             ---------------      --------------  --------------

  Net asset value per share................................................         $ 11.59             $ 13.18          $ 7.01
                                                                             ---------------      --------------  --------------

   CLASS B SHARES
   Net Assets...............................................................    $ 20,585,476         $ 5,284,499     $ 9,610,035
   Shares of capital stock outstanding......................................       1,791,143             402,392       1,372,624
                                                                             ---------------      --------------  --------------

   Net asset value per share................................................         $ 11.49             $ 13.13          $ 7.00
                                                                             ---------------      --------------  --------------

                                                                                                                       Pro Forma
                                                                                                                   AllianceBernstein
                                                                 AllianceBernstein    AllianceBernstein            Variable Products
                                                                 Variable Products    Variable Products             Series Fund U.S.
                                                                   Series Fund          Series Fund                 Government/High
                                                                 Americas Government    Global Bond                  Grade Securites
                                                                  Income Portfolio        Portfolio    Adjustments      Portfolio
                                                                 ----------------        -----------   -----------  ---------------
ASSETS
  Investments in securities, at value (cost $226,010,446).......... $ 40,084,353        $ 39,090,781  $        -0-    $ 229,494,605
  Cash.............................................................          363                 -0-           -0-          175,135
  Foreign cash, at value (cost $118,879)...........................       35,691              85,470           -0-          121,161
  Unrealized appreciation of interest rate swap contracts..........          -0-                 -0-           -0-           54,973
  Unrealized appreciation of credit default swap contracts.........          -0-                 -0-           -0-           54,904
  Unrealized appreciation of forward currency exchange contracts...       22,145             639,705           -0-          661,850
  Receivable for investment securities sold and foreign currency
  contracts........................................................    7,515,529             157,818           -0-        9,480,243
  Dividends and interest receivable................................      489,376             312,084           -0-        2,757,744
  Receivable for capital stock sold................................          436                  30           -0-           24,714
                                                                   -------------      --------------  ------------   --------------
  Total assets.....................................................   48,147,893          40,285,888           -0-      242,825,329
                                                                   -------------      --------------  ------------   --------------

  LIABILITIES
  Due to custodian.................................................          -0-             438,404           -0-          438,404
  Unrealized depreciation of interest rate swap contracts..........          -0-                 -0-           -0-            5,002
  Unrealized depreciation of credit default swap contracts.........          -0-                 -0-           -0-            1,351
  Unrealized depreciation of forward currency exchange contracts...      241,986             254,412           -0-          496,398
  Payable for investment securities purchased and foreign currency
  contracts........................................................    2,393,663                 -0-           -0-        4,027,353
  Payable for capital stock redeemed...............................       31,884             133,434           -0-          531,278
  Custodian fee payable............................................       33,457              36,218           -0-          199,140
  Printing fee payable.............................................       17,998              33,073           -0-          134,048
  Audit and legal fees payable.....................................       34,666              45,885           -0-          206,632
  Advisory fee payable.............................................       15,616              14,443           -0-           88,322
  Administrative fee payable.......................................       21,335              21,335           -0-          106,751
  Distribution fee payable.........................................        1,287               2,351           -0-           10,755
  Transfer Agent fee payable.......................................           58                  58           -0-              290
  Reverse repurchase agreements....................................    7,368,764                 -0-           -0-        7,368,764
  Accrued expenses.................................................        3,657                 541           -0-           16,870
                                                                   -------------      --------------  ------------   --------------
  Total liabilities................................................   10,164,371             980,154           -0-       13,631,358
                                                                   -------------      --------------  ------------   --------------

 NET ASSETS....................................................... $ 37,983,522        $ 39,305,734  $        -0-    $ 229,193,971
                                                                   -------------      --------------  ------------   --------------

  COMPOSITION OF NET ASSETS
  Capital stock, at par............................................      $ 3,142             $ 3,286  $        -0-         $ 21,300
  Additional paid-in capital.......................................   35,884,063          38,651,026           -0-      235,591,843
  Undistributed net investment income/distributions in excess
  of net investment income.........................................   (2,561,261)          6,721,461           -0-       10,341,890
  Accumulated net realized gain (loss) on investment and foreign
  currency transactions............................................    2,457,269          (7,362,663)          -0-      (20,531,914)
  Net unrealized appreciation (depreciation) of investments and
  foreign currency denominated assets and liabilities..............    2,200,309           1,292,624           -0-        3,770,852
                                                                   -------------      --------------  ------------   --------------
                                                                    $ 37,983,522        $ 39,305,734  $        -0-    $ 229,193,971
                                                                   -------------      --------------  ------------   --------------

  CLASS A SHARES
  Net Assets....................................................... $ 31,738,114        $ 27,807,775                  $ 175,970,594
  Shares of capital stock outstanding..............................    2,625,472           2,318,618    (1,068,540)*     15,181,892
                                                                   -------------      --------------  ------------   --------------

Net asset value per share........................................      $ 12.09             $ 11.99                        $ 11.59
                                                                   -------------      --------------                 --------------

  CLASS B SHARES
  Net Assets.......................................................  $ 6,245,408        $ 11,497,959                   $ 53,223,377
  Shares of capital stock outstanding..............................      516,531             967,535      (419,139)*      4,631,086
                                                                   -------------      --------------  ------------   --------------

  Net asset value per share........................................      $ 12.09             $ 11.88                        $ 11.49
                                                                   -------------      --------------                 --------------

See Notes to Pro Forma AllianceBernstein Variable Products Series Fund U.S. Government/High Grade Securities Portfolio Financial
Statements.

* The pro forma net asset value per share for the combined Portfolio assumes the issuance of High Grade shares to the Acquired
Portfolio shareholders in connection with the Acquisitions. The number of High Grade shares assumed to be issued is equal to the net asset value of the Acquired Portfolios divided by the net asset value per share of High Grade as of September 30, 2007.

PRO FORMA STATEMENT OF OPERATIONS
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO

                                    AllianceBernstein Variable Products Series Fund U.S. Government/High Grade Securities Portfolio
                                                  AllianceBernstein Variable Products Series Fund Global Dollar Government Portfolio
                                                                AllianceBernstein Variable Products Series Fund High Yield Portfolio
                                                AllianceBernstein Variable Products Series Fund Americas Government Income Portfolio
                                                               AllianceBernstein Variable Products Series Fund Global Bond Portfolio

Twelve Months Ended September 30, 2007 (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
                                              AllianceBernstein           AllianceBernstein                AllianceBernstein
                                              Variable Products           Variable Products               Variable Products
                                                Series Fund                 Series Fund                     Series Fund
                                             U.S. Government/High          Global Dollar                     High Yield
                                          Grade Securities Portfolio     Government Portfolio                 Portfolio
                                          --------------------------     --------------------                 ---------
INVESTMENT INCOME
Interest (net of foreign taxes
withheld of $0, $500, $0, $4,841
and $0, respectively)....................    $  4,844,937                     $ 1,915,141                    $ 3,133,129
Dividends................................              -0-                             -0-                        23,880
                                         -----------------            --------------------              -----------------
                                                4,844,937                       1,915,141                      3,157,009
                                         -----------------            --------------------              -----------------
EXPENSES
Advisory fee (see Note C)................         416,784                         139,842                        200,852
Distribution fee - Class B...............          53,720                          13,901                         26,105
Transfer agency..........................           4,481                           3,605                          3,323
Custodian................................         134,165                         116,343                        137,187
Administrative...........................          98,533                          98,495                         98,533
Audit and legal..........................          50,459                          59,580                         60,246
Printing.................................          14,174                          19,756                         24,337
Directors' fees..........................           2,102                           2,132                          2,132
Miscellaneous............................           2,683                           6,151                          4,582
                                         -----------------            --------------------              -----------------
Total expenses before interest expense...         777,101                         459,805                        557,297
Interest expense.........................              -0-                         23,713                            -0-
                                         -----------------            --------------------              -----------------
Total expenses...........................         777,101                         483,518                        557,297
                                         -----------------            --------------------              -----------------
Net investment income....................       4,067,836                       1,431,623                      2,599,712
                                         -----------------            --------------------              -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions................         226,101                         508,563                        695,020
  Swap contracts.........................         (51,330)                        119,748                             -0-
  Foreign currency transactions..........              -0-                             -0-                         9,232
Net change in unrealized
appreciation/depreciation of:
  Investments............................        (349,124)                       (101,474)                      (766,120)
  Swap contracts.........................          42,149                         (82,840)                            -0-
  Foreign currency denominated assets
  and liabilities........................              -0-                             -0-                           (197)
                                         -----------------            --------------------              -----------------
Net gain (loss) on investment and
foreign currency transactions............        (132,204)                        443,997                        (62,065)
                                         -----------------            --------------------              -----------------
NET INCREASE IN NET ASSETS FROM
OPERATIONS...............................     $ 3,935,632                     $ 1,875,620                    $ 2,537,647
                                         -----------------            --------------------              -----------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Pro Forma
                                           AllianceBernstein      AllianceBernstein                           AllianceBernstein
                                           Variable Products      Variable Products                           Variable Products
                                             Series Fund             Series Fund                                 Series Fund
                                          Americas Government       Global Bond                              U.S. Government/High
                                            Income Portfolio         Portfolio             Adjustments    Grade Securities Portfolio
                                            ----------------         ---------             -----------    --------------------------
INVESTMENT INCOME
Interest (net of foreign taxes
withheld of $0, $500, $0, $4,841
and $0, respectively)....................     $ 2,858,622              $ 1,591,071      $           -0-           $ 14,342,900
Dividends................................              -0-                      -0-                 -0-                 23,880
                                         -----------------        -----------------     ---------------      -----------------
                                                2,858,622                1,591,071                  -0-             14,366,780
                                         -----------------        -----------------     ---------------      -----------------
EXPENSES
Advisory fee (see Note C)................         203,553                  183,029             (70,572)             1,073,488 (a)
Distribution fee - Class B...............          17,187                   30,076             336,992                477,981 (b)
Transfer agency..........................           3,250                    4,386             (14,962)                 4,083 (c)
Custodian................................         111,523                  136,522            (459,840)               175,900 (c)
Administrative...........................          98,495                   98,495            (398,551)                94,000 (c)
Audit and legal..........................          49,283                   64,693            (227,261)                57,000 (c)
Printing.................................              -0-                  34,214             (52,481)                40,000 (c)
Directors' fees..........................           2,134                    2,252              (8,430)                 2,322 (c)
Miscellaneous............................          10,513                    1,670             (17,599)                 8,000 (c)
                                         -----------------        -----------------     ---------------      -----------------
Total expenses before interest expense...         495,938                  555,337            (912,704)             1,932,774
Interest expense.........................         488,921                       -0-                 -0-                512,634
                                         -----------------        -----------------     ---------------      -----------------
Total expenses...........................         984,859                  555,337            (912,704)             2,445,408
                                         -----------------        -----------------     ---------------      -----------------
Net investment income....................       1,873,763                1,035,734             912,704             11,921,372
                                         -----------------        -----------------     ---------------      -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions................         196,050                   18,064                  -0-              1,643,798
  Swap contracts.........................              -0-                      -0-                 -0-                 68,418
  Foreign currency transactions..........         266,582                1,047,992                  -0-              1,323,806
Net change in unrealized
appreciation/depreciation of:
  Investments............................        (201,572)                 837,306                  -0-               (580,984)
  Swap contracts.........................              -0-                      -0-                 -0-                (40,691)
  Foreign currency denominated assets            (193,711)                 425,988                  -0-                232,080
  and liabilities........................-----------------        -----------------     ---------------      -----------------

Net gain (loss) on investment and                  67,349                2,329,350                  -0-              2,646,427
foreign currency transactions............-----------------        -----------------     ---------------      -----------------

NET INCREASE IN NET ASSETS FROM
OPERATIONS...............................     $ 1,941,112              $ 3,365,084           $ 912,704           $ 14,567,799
                                         -----------------        -----------------     ---------------      -----------------
------------------------------------------------------------------------------------------------------------------------------
(a)  Advisory fee based on an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of
     $5 billion, of the Portfolio's average daily net assets.

(b)  Distribution fee based on an annual rate of .25% of the Portfolio's average daily net assets attributable to Class B shares.

(c)  Expenses are based on one fund.

See Notes to Pro Forma AllianceBernstein Variable Products Series Fund U.S. Government/High Grade Securities Portfolio Financial
Statements.

NOTES TO PRO FORMA FINANCIAL STATEMENTS
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
September 30, 2007 (unaudited)

NOTE A: General

The pro forma High Grade financial statements give effect to the proposed acquisitions (the "Acquisitions") of the assets and liabilities of each of Global Dollar, High Yield, AGI and Global Bond (collectively, the "Acquired Portfolios") by High Grade pursuant to Plans of Acquisition and Liquidation. The Acquisitions would be accomplished by a tax-free exchange of the assets and liabilities of each Global Dollar, High Yield, AGI and Global Bond for shares of High Grade.

The AllianceBernstein Variable Products Series Fund (the "Fund") was incorporated under the laws in the state of Maryland on November 17, 1987. High Grade's unaudited pro forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations are prepared as though the Acquisitions were effective for the period October 1, 2006 - September 30, 2007. You should review these pro forma financial statements in conjunction with High Grade's historical financial statements, which are included in High Grade's Statement of Additional Information. High Grade's pro forma Statement of Operations reflects the assumption that certain expenses would be lower for the combined Portfolio as a result of the Acquisitions. Each Portfolio will bear the expenses of the Acquisitions on a relative net asset basis, including the cost of proxy solicitation, except that each will bear its own costs associated with the disposition of any assets or liabilities not being transferred to High Grade in connection with the Acquisitions.

NOTE B: Significant Accounting Policies
High Grade's pro forma financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ")) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. Dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. Dollar. Purchases and sales of portfolio securities are translated into U.S. Dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. Dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on High Grade's books and the U.S. Dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the policy of High Grade to meet the requirements of the Internal
Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. High Grade may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as High Grade is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. High Grade amortizes premiums and accretes discounts as adjustments to interest income.

5. Class Allocations
All income earned and expenses incurred by High Grade are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in High Grade represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

6. Dividends and Distributions
High Grade declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE C: Advisory Fee and Other Transactions with Affiliates
Under the terms of the investment advisory agreement, High Grade pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, ..40% of the next $2.5 billion and .35% in excess $5 billion, of High Grade's average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, High Grade paid $94,000 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the twelve months ended September 30, 2007.

High Grade compensates AllianceBernstein Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for High Grade.

NOTE D: Distribution Plan
High Grade has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, High Grade pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the "Distributor"), a wholly owned subsidiary of the Adviser, at an annual rate of up to .50% of High Grade's average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of High Grade's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

NOTE E: Capital Stock
The pro forma net asset value per share assumes the issuance of High Grade shares to Acquired Portfolio shareholders in connection with the Acquisitions. The number of shares assumed to be issued is equal to the net asset value of the Acquired Portfolio divided by the net asset value per share of High Grade as of September 30, 2007. The pro forma number of shares outstanding, by class for the combined entity consists of the following at September 30, 2007.

                                        Additional Shares
                       Shares of          Assumed Issued        Total Shares
                       High Grade            with the            Outstanding
Class of Shares     Pre-Combination        Acquisitions       Post-Acquisitions
---------------   -------------------   ------------------    -----------------
Class A                5,977,348            9,204,544            15,181,892
Class B                1,791,143            2,839,943             4,631,086


SK 00250 0456 853881v1

                                     PART C
                                OTHER INFORMATION

Item 15. Indemnification

     It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland, which is incorporated by reference herein and as set forth in Article EIGHTH of Registrant's Charter, filed as Exhibit (a), Article IX of the Registrant's Amended and Restated By-Laws filed as Exhibit (b) and Section 9 of the Distribution Services Agreement filed as Exhibit (e)(1) and Class B Distribution Services Agreement filed as Exhibit (e)(2) in response to Item 23 of the Registrant's Registration Statement filed on Form N-1A (filed Nos. 33-18647 and 811-5398), as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit (d)(1) in response to Item 23 of the Registrant's Registration Statement filed on Form N-1A (filed Nos. 33-18647 and 811-5398), as set forth below.

         Article EIGHTH of the Registrant's Charter reads as follows:

               EIGHTH: (1) To the maximum extent that Maryland law in effect from time to time permits limitation of the liability of directors and officers of a corporation, no present or former director or officer of the Corporation shall be liable to the Corporation or its stockholders for money damages.

               (2) The Corporation shall have the power, to the maximum extent permitted by Maryland law in effect from time to time, to obligate itself to indemnify, and to pay or reimburse reasonable expenses in advance of final disposition of a proceeding to, (a) any individual who is a present or former director or officer of the Corporation or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or any other enterprise from and against any claim or liability to which such person may become subject or which such person may incur by reason of his status as a present or former director or officer of the Corporation. The Corporation shall have the power, with the approval of the Board of Directors, to provide such indemnification and advancement of expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation.

               (3) The provisions of this Article EIGHTH shall be subject to the limitations of the Investment Company Act.

               (4) Neither the amendment nor repeal of this Article EIGHTH, nor the adoption or amendment of any other provision of the Charter or Bylaws inconsistent with this Article EIGHTH, shall apply to or affect in any respect the applicability of the preceding sections of this Article EIGHTH with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

               The Advisory Agreement between the Registrant and AllianceBernstein L.P. provides that AllianceBernstein L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, AllianceBernstein L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations or duties thereunder.

               The Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. ("ABI") provides that the Registrant will indemnify, defend and hold ABI, and any person who controls it within the meaning of Section 15 of the Securities Act of 1933, as amended (the "Securities Act"), free and harmless from and against any and all claims, demands, liabilities and expenses which ABI or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement or Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in any thereof not misleading, provided that nothing therein shall be so construed as to protect ABI against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or be reason of reckless disregard of its obligations or duties thereunder. The foregoing summaries are qualified by the entire text of Registrant's Articles of Incorporation, the Advisory Agreement between the Registrant and AllianceBernstein L.P. and the Distribution Services Agreement between the Registrant and ABI.

               Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

               In accordance with Release No. IC-11330 (September 2, 1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the indemnitee) was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (disabling conduct) or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither interested persons of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding (disinterested, non-party directors), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

               ARTICLE IX of the Registrant's Amended and Restated By-laws reads as follows:

               ARTICLE IX. Indemnification.

               To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in any such capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in any such capacity. The Corporation may, with the approval of its Board of Directors or any duly authorized committee thereof, provide such indemnification and advance for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. The termination of any claim, action, suit or other proceeding involving any person, by judgment, settlement (whether with or without court approval) or conviction or upon a plea of guilty or nolo contendere, or its equivalent, shall not create a presumption that such person did not meet the standards of conduct required for indemnification or payment of expenses to be required or permitted under Maryland law, these Bylaws or the Charter. Any indemnification or advance of expenses made pursuant to this Article shall be subject to applicable requirements of the 1940 Act. The indemnification and payment of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment of expenses may be or may become entitled under any bylaw, regulation, insurance, agreement or otherwise.

               Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

               The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by AllianceBernstein L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 16. EXHIBITS:

          (1) Articles of Amendment and Restatement of the Registrant dated February 1, 2006 - Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 41 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on March 1, 2006.

          (2) Amended and Restated By-Laws of the Registrant - Incorporated by reference to Exhibit 99.77Q1 - Other Exhibits to Form NSAR-A for the Registrant filed with the Securities and Exchange Commission on August 29, 2006.

          (3)  Not applicable.

          (4) Form of Plan of Acquisition and Liquidation between AllianceBernstein U.S Government/High Grade Securities Portfolio and AllianceBernstein High Yield Portfolio, AllianceBernstein Global Bond Portfolio, AllianceBernstein Americas Government Income Portfolio and AllianceBernstein Global Dollar Government Portfolio, each a series of AllianceBernstein Variable Products Series Fund, Inc. - Constitutes Appendix F to Part A hereof.

          (5)  Not applicable.

          (6) (a) Form of Investment Advisory Agreement between Registrant and AllianceBernstein L.P. - Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 40 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 27, 2005.

               (b) Sub-Advisory Agreement between AllianceBernstein L.P. and Law, Dempsey & Company Limited, relating to the Global Bond Portfolio - Incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

          (7) (a) Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit (6) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

               (b) Class B Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit (c)(2) to Post-Effective Amendment No. 27 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 3, 1999.

          (8)  Not applicable.

          (9)  Custody Agreement between the Registrant and The Bank of New York
               - Incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 42 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 28, 2006.

          10) (a) Rule 12b-1 Class B Distribution Plan - Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 27 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 3, 1999.

               (b) Amended and Restated Rule 18f-3 Plan - Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 36 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on February 11, 2004.

          (11) Form of Opinion and Consent of Seward & Kissel LLP regarding the legality of securities being registered - Filed herewith.

          (12) Form of Opinion and Consent of Seward & Kissel LLP as to Tax matters - To be filed by amendment.

          13) (a) Transfer Agency Agreement between the Registrant and AllianceBernstein Investor Services, Inc. - Incorporated by reference to Exhibit (9) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

               (b) Expense Limitation Undertaking by AllianceBernstein L.P. - Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 40 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 27, 2005.

               (c) Form of Expense Limitation Undertaking by AllianceBernstein L.P. - Incorporated by reference to Post-Effective Amendment No. 41 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on March 1, 2006.

               (d) Code of Ethics for the Fund - Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 31 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 26, 2001.

               (e) Code of Ethics for the AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 4 of the Registration Statement on Form N-1A of The AllianceBernstein Pooling Portfolios (File Nos. 333-120487 and 811-21673) filed with the Securities and Exchange Commission on December 29, 2006.

          (14) Consent of Independent Registered Public Accounting Firm - Filed herewith.

          (15) Not applicable.

          (16) Powers of Attorney for: David H. Dievler, John H. Dobkin, Michael
               J. Downey, William H. Foulk, Jr., D. James Guzy, Nancy P. Jacklin, Marc O. Mayer, Marshall C. Turner, Jr. and Earl D. Weiner - Filed herewith.

          (17) Not applicable.

ITEM 17. Undertakings

          (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Acquisition described in this registration statement that contains an opinion of counsel supporting the tax matters discussed in this registration statement.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 15th day of February, 2008.

                                         ALLIANCEBERNSTEIN VARIABLE
                                         PRODUCTS SERIES FUND, INC.

                                         By:   Marc O. Mayer*
                                               --------------
                                               Marc O. Mayer
                                               President

     Pursuant to the requirements of the Securities Act of 1933, as amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


         SIGNATURE                           TITLE                 DATE
         ---------                           -----                 ----

1.    Principal Executive Officer

      Marc O. Mayer*                  President and Chief
                                      Executive Officer      February 15, 2008

2.    Principal Financial and
      Accounting Officer

      /s/  Joseph  J. Mantineo        Treasurer and
      -------------------------
           Joseph J. Mantineo         Chief Financial
                                      Officer                February 15, 2008

3.    Majority of the Directors:

      David H. Dievler*
      John H. Dobkin*
      William H. Foulk, Jr.*
      Michael Downey*
      D. James Guzy*
      Nancy P. Jacklin*
      Marc O. Mayer*
      Marshall C. Turner, Jr.*
      Earl D. Weiner*

      *By: /s/   Andrew L. Gangolf                           February 15, 2008
           -----------------------
                 Andrew L. Gangolf
                 (Attorney-in-fact)

                                INDEX TO EXHIBITS

Exhibit No.       Description of Exhibits

(11)              Form of Opinion and Consent of Seward & Kissel LLP

(14)              Consent of Independent Registered Public Accounting Firm

(16)              Powers of Attorney



SK 00250 0455 854666